UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21784

Name of Fund: BlackRock Enhanced Dividend AchieversTM Trust (BDJ)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock Enhanced Dividend AchieversTM Trust, 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2010

Date of reporting period: 04/30/2010

Item 1 –	Report to Stockholders

Semi-Annual Report

APRIL 30, 2010 | (UNAUDITED)

BlackRock Dividend AchieversTM Trust (BDV)

BlackRock Enhanced Dividend AchieversTM Trust (BDJ)

BlackRock Strategic Dividend AchieversTM Trust (BDT)

BlackRock EcoSolutions Investment Trust (BQR)

BlackRock Energy and Resources Trust (BGR)

BlackRock Global Opportunities Equity Trust (BOE)

BlackRock Health Sciences Trust (BME)

BlackRock International Growth and Income Trust (BGY)

BlackRock Real Asset Equity Trust (BCF)

BlackRock S&P Quality Rankings Global Equity Managed Trust (BQY)

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

Section 19(b) Disclosure

BlackRock Dividend AchieversTM Trust (BDV), BlackRock Enhanced Dividend AchieversTM Trust (BDJ), BlackRock Strategic Dividend AchieversTM Trust (BDT), BlackRock EcoSolutions Investment Trust (BQR), BlackRock Energy and Resources Trust (BGR), BlackRock Global Opportunities Equity Trust (BOE), BlackRock Health Sciences Trust (BME), BlackRock International Growth and Income Trust (BGY), BlackRock Real Asset Equity Trust (BCF) and BlackRock S&P Quality Rankings Global Equity Managed Trust (BQY) (collectively, the “Trusts”), acting pursuant to a Securities and Exchange Commission (“SEC”) exemptive order and with the approval of each Trust’s Board of Directors/Trustees (the “Board”), each have adopted a plan, consistent with its investment objectives and policies to support a level distribution of income, capital gains and/or return of capital (“Plan”). In accordance with the Plans, the Trusts currently distribute the following fixed amounts per share on a quarterly basis:

Exchange Symbol	Amount Per Common Share
BDV	$0.162500
BDJ	$0.245000
BDT	$0.162500
BQR	$0.300000
BGR	$0.405000
BOE	$0.568750
BME	$0.384375
BGY	$0.340000
BCF	$0.271800
BQY	$0.187500

The fixed amounts distributed per share are subject to change at the discretion of each Trust’s Board. Under its Plan, each Trust will distribute all available investment income to its shareholders, consistent with its primary investment objectives and as required by the Internal Revenue Code of 1986, as amended (the “Code”). If sufficient investment income is not available on a quarterly basis, the Trusts will distribute long-term capital gains and/or return of capital to shareholders in order to maintain a level distribution. Each quarterly distribution to shareholders is expected to be at the fixed amount established by the Board, except for extraordinary distributions and potential distribution rate increases or decreases to enable the Trusts to comply with the distribution requirements imposed by the Code.

Shareholders should not draw any conclusions about the Trust’s investment performance from the amount of these distributions or from the terms of the Plan. Each Trust’s total return performance on net asset value is presented in its financial highlights table.

The Board may amend, suspend or terminate a Trust’s Plan without prior notice if it deems such actions to be in the best interests of the Trust or its shareholders. The suspension or termination of the Plan could have the effect of creating a trading discount (if the Trust’s stock is trading at or above net asset value) or widening an existing trading discount. The Trusts are subject to risks that could have an adverse impact on their ability to maintain level distributions. Examples of potential risks include, but are not limited to, economic downturns impacting the markets, decreased market volatility, companies suspending or decreasing corporate dividend distributions and changes in the Code. Please refer to each Trust’s prospectus for a more complete description of its risks.

Please refer to the Additional Information for a cumulative summary of the Section 19(a) notices for each Trust’s current fiscal period. Section 19(a) notices for the Trusts, as applicable, are available on the BlackRock website www.blackrock.com.

2	SEMI-ANNUAL REPORT	APRIL 30, 2010

Dear Shareholder

Although overall global economic and financial conditions have generally improved over the past year, the period ended with high levels of market volatility and diminishing investor confidence sparked by the sovereign debt crisis in Europe, concerns over the strength of the economic recovery and uncertainty surrounding the future of interest rate policies. Additionally, as the period drew to a close, the increasing likelihood of more stringent financial market regulations added to the overall sense of investment uncertainty. Despite the uneven nature of recent market conditions, we continue to believe that the “Great Recession” likely ended at some point last summer, thanks primarily to massive fiscal and monetary stimulus, and that the global economy remains in recovery mode.

Global equity markets bottomed in early 2009 and since that time have moved unevenly higher as investors were lured back into the markets by depressed valuations, desire for higher yields and improvements in corporate earnings prospects. There have been several corrections along the way and volatility levels have remained elevated—reflections of mixed economic data, lingering deflation issues (especially in Europe) and uncertainty surrounding financial regulations. On balance, however, improving corporate revenues and profits and a positive macro backdrop helped push stock prices higher over the last twelve and six months. From a geographic perspective, US equities have outpaced their international counterparts in recent months, as the domestic economic recovery has been more pronounced and as credit-related issues have held European markets down.

Within fixed income markets, yields have been moving unevenly as improving economic conditions have been acting to push Treasury yields higher (and prices correspondingly lower), while concerns over ongoing deflation threats have acted as a counterweight. As the period drew to a close, Treasury yields were falling as investors flocked to the “safe haven” asset class in the face of escalating uncertainty. Over the course of the last twelve and six months, however, Treasuries underperformed other areas of the bond market, particularly the high yield sector, which has been benefiting from increased investor demand. Meanwhile, municipal bonds slightly outperformed taxable sectors over both the six- and twelve-month periods thanks to continued high demand levels, but have continued to face the headwinds of ongoing state and local budget problems. As in the taxable arena, high yield municipals have been outperforming the rest of the market.

Regarding cash investments, yields on money market securities remain near all-time lows (producing returns only marginally above zero percent), with the Federal Open Market Committee reiterating that economic circumstances are likely to necessitate an accommodative interest rate stance for an “extended period.”

Against this backdrop, the major market averages posted the following returns:

Total Returns as of April 30, 2010	6-month	12-month

US equities (S&P 500 Index)	15.66%	38.84%

Small cap US equities (Russell 2000 Index)	28.17	48.95

International equities (MSCI Europe, Australasia, Far East Index)	2.48	34.43

3-month Treasury bill (BofA Merrill Lynch 3-Month Treasury Bill Index)	0.04	0.15

US Treasury securities (BofA Merrill Lynch 10-Year US Treasury Index)	(0.54)	(1.32)

Taxable fixed income (Barclays Capital US Aggregate Bond Index)	2.54	8.30

Tax-exempt fixed income (Barclays Capital Municipal Bond Index)	3.68	8.85

High yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index)	11.60	42.53

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

Global financial markets continue to show signs of improvement, but questions about the strength and sustainability of the recovery abound. Through periods of uncertainty, as ever, BlackRock’s full resources are dedicated to the management of our clients’ assets. For additional market perspective and investment insight, visit www.blackrock.com/shareholdermagazine, where you’ll find the most recent issue of our award-winning Shareholder® magazine, as well as its quarterly companion newsletter, Shareholder Perspectives. As always, we thank you for entrusting BlackRock with your investments, and we look forward to your continued partnership in the months and years ahead.

Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Trust Summary as of April 30, 2010	BlackRock Dividend AchieversTM Trust

Investment Objective

BlackRock Dividend AchieversTM Trust (BDV) (the “Trust”) seeks to provide total return through a combination of current income and capital appreciation by investing in common stocks that pay above average dividends and have the potential for capital appreciation. The Trust utilizes an option writing (selling) strategy to help enhance current gains.

No assurance can be given that the Trust’s investment objective will be achieved.

Performance

For the six months ended April 30, 2010, the Trust returned 16.39% based on market price and 12.78% based on net asset value (“NAV”). For the same period, the Mergent Broad Dividend Achievers Index (“Dividend Achievers Index”) returned 14.31% and the broader market, as measured by the Russell 1000 Index and the Russell 1000 Value Index, returned 16.77% and 17.77%, respectively. All returns reflect reinvestment of dividends. The Trust’s discount to NAV, which narrowed during the period, accounts for the difference between performance based on price and performance based on NAV. The biggest individual contributor to Trust performance relative to the Dividend Achievers Index was a combination of security selection and an underweight in the utilities sector. Despite the overall underweight to the utilities sector, the allocation to the electric utilities sub-sector provided the largest amount of relative return. Stock selection within materials also contributed to performance, with securities in the chemicals industry providing the most support. While the Trust carried a neutral weight in the telecommunication services sector versus the benchmark, security selection was beneficial, especially in diversified telecommunication services. The largest detractor from performance was the Trust’s overweight in the health care sector. Security selection in the pharmaceuticals industry also detracted from relative performance, along with weaker stock selection in the information technology and consumer staples sectors. The Trust’s cash weighting, though minimal, detracted marginally as markets appreciated, as did the covered call option strategy.

Trust Information

Symbol on New York Stock Exchange (“NYSE”)	BDV
Initial Offering Date	December 23, 2003
Yield based on Closing Market Price as of April 30, 2010 ($9.30)[1]	6.99%
Current Quarterly Distribution per Common Share[2]	$0.1625
Current Annualized Distribution per Common Share[2]	$0.6500

1	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
2	The distribution rate is not constant and is subject to change. A portion of the distribution may be deemed a tax return of capital or net realized gain.

The table below summarizes the changes in the Trust’s market price and net asset value per share:

	4/30/10	10/31/09	Change	High	Low

Market Price	$9.30	$8.27	12.45%	$9.63	$8.15
Net Asset Value	$9.96	$9.14	8.97%	$10.11	$9.14

The following charts show the ten largest holdings and sector allocations of the Trust’s long-term investments:

Ten Largest Holdings

		4/30/10

International Business Machines Corp.		4%
Chevron Corp.		4
Exxon Mobil Corp.		4
Johnson & Johnson		3
Abbott Laboratories		3
McDonald’s Corp.		3
Procter & Gamble Co. (The)		3
AT&T Inc.		3
General Dynamics Corp.		2
Coca-Cola Co. (The)		2

Sector Allocations

	4/30/10	10/31/09

Consumer Staples	20%	22%
Industrials	15	15
Health Care	12	15
Energy	11	9
Utilities	10	4
Consumer Discretionary	8	8
Financials	7	13
Information Technology	7	6
Materials	6	3
Telecommunication Services	4	5

For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report, which may combine sector sub-classifications for reporting ease.

4	SEMI-ANNUAL REPORT	APRIL 30, 2010

Trust Summary as of April 30, 2010	BlackRock Enhanced Dividend AchieversTM Trust

Investment Objective

BlackRock Enhanced Dividend AchieversTM Trust (BDJ) (the “Trust”) seeks to provide current income and current gains, with a secondary objective of long-term capital appreciation. The Trust seeks to achieve these objectives by investing in common stocks that pay above average dividends and have the potential for capital appreciation and by utilizing an option writing (selling) strategy to enhance distributions paid to the Trust’s shareholders.

No assurance can be given that the Trust’s investment objective will be achieved.

Performance

For the six months ended April 30, 2010, the Trust returned 18.13% based on market price and 11.13% based on NAV. For the same period, the Dividend Achievers Index returned 14.31% and the broader market, as measured by the Russell 1000 Index and the Russell 1000 Value Index, returned 16.77% and 17.77%, respectively. All returns reflect reinvestment of dividends. The Trust moved from a discount to NAV to a premium by period-end, which accounts for the difference between performance based on price and performance based on NAV. The Trust’s covered call option strategy was the largest detractor from returns relative to the Dividend Achievers Index, followed by the combination of an underweight and stock selection in the health care sector. Stock selection in the information technology sector, specifically within the computers & peripherals industry, also detracted from relative performance. Weaker stock selection in industrials was largely offset by an overweight in that sector, but the aggregate effect was still negative. Finally, an underweight in the financials sector detracted. Strong individual stock selection in the utilities sector was the largest contributor to relative performance, specifically within the electric and gas segments of the market. The Trust’s underweight in utilities also aided performance. Stock selection within the telecommunication services and materials sectors also enhanced relative returns during the period, helped mostly by holdings within the diversified telecommunication and chemicals industries, respectively.

Trust Information

Symbol on NYSE	BDJ
Initial Offering Date	August 31, 2005
Yield based on Closing Market Price as of April 30, 2010 ($8.80)[1]	11.14%
Current Quarterly Distribution per Common Share[2]	$0.245
Current Annualized Distribution per Common Share[2]	$0.980

1	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
2	The distribution is not constant and is subject to change. A portion of the distribution may be deemed a tax return of capital or net realized gain.

The table below summarizes the changes in the Trust’s market price and net asset value per share:

	4/30/10	10/31/09	Change	High	Low

Market Price	$8.80	$7.89	11.53%	$9.28	$7.77
Net Asset Value	$8.53	$8.13	4.92%	$8.64	$8.13

The following charts show the ten largest holdings and sector allocations of the Trust’s long-term investments:

Ten Largest Holdings

		4/30/10

International Business Machines Corp.		4%
Chevron Corp.		4
Exxon Mobil Corp.		4
Johnson & Johnson		3
Abbott Laboratories		3
Procter & Gamble Co. (The)		3
McDonald’s Corp.		3
AT&T Inc.		3
General Dynamics Corp.		3
Coca-Cola Co. (The)		3

Sector Allocations

	4/30/10	10/31/09

Consumer Staples	20%	22%
Industrials	14	14
Health Care	12	16
Energy	11	9
Utilities	10	4
Consumer Discretionary	8	8
Financials	8	12
Information Technology	7	6
Materials	6	3
Telecommunication Services	4	6

For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report, which may combine sector sub-classifications for reporting ease.

SEMI-ANNUAL REPORT	APRIL 30, 2010	5

Trust Summary as of April 30, 2010	BlackRock Strategic Dividend AchieversTM Trust

Investment Objective

BlackRock Strategic Dividend AchieversTM Trust (BDT) (the “Trust”) seeks to provide total return through a combination of current income and capital appreciation by investing primarily in common stocks of small to mid-capitalization companies that pay above average dividends and have potential for capital appreciation. The Trust utilizes an option writing (selling) strategy to help enhance current gains.

No assurance can be given that the Trust’s investment objective will be achieved.

Performance

For the six months ended April 30, 2010, the Trust returned 25.93% based on market price and 21.00% based on NAV. For the same period, the Dividend Achievers Index returned 14.31% and the broader market, as measured by the Russell 1000 Index and the Russell 1000 Value Index, returned 16.77% and 17.77%, respectively. All returns reflect reinvestment of dividends. The Trust’s discount to NAV, which narrowed during the period, accounts for the difference between performance based on price and performance based on NAV. Stock selection in the financials sector provided the biggest boost to Trust performance relative to the Dividend Achievers Index, specifically within the commercial banking and insurance industries. The next largest contributor overall was security selection in the industrials sector, especially within the commercial services & supplies industry. A Trust overweight in industrials was also beneficial. Lastly, stock selection in materials played a key role in performance for the period. The Trust had positive absolute total returns in all 10 economic sectors. The aggregate effect of the Trust’s option positions was the largest single detractor from relative performance. Elsewhere, stock selection in consumer staples and utilities weighed on relative returns. Stock selection in consumer discretionary detracted, although a small sector underweight contributed slightly to returns. A marginal overweight in information technology also hurt returns.

Trust Information

Symbol on NYSE	BDT
Initial Offering Date	March 30, 2004
Yield based on Closing Market Price as of April 30, 2010 ($10.19)[1]	6.38%
Current Quarterly Distribution per Common Share[2]	$0.1625
Current Annualized Distribution per Common Share[2]	$0.6500

1	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
2	The distribution rate is not constant and is subject to change. A portion of the distribution may be deemed a tax return of capital or net realized gain.

The table below summarizes the changes in the Trust’s market price and net asset value per share:

	4/30/10	10/31/09	Change	High	Low

Market Price	$10.19	$8.37	21.74%	$10.43	$8.25
Net Asset Value	$11.37	$9.72	16.98%	$11.65	$9.69

The following charts show the ten largest holdings and sector allocations of the Trust’s long-term investments:

Ten Largest Holdings

		4/30/10

Nordstrom, Inc.		3%
Dover Corp.		2
Black & Decker, Inc.		2
M&T Bank Corp.		2
J.M. Smucker Co. (The)		2
Fastenal Co.		2
Masco Corp.		2
Linear Technology Corp.		2
Avery Dennison Corp.		2
Genuine Parts Co.		2

Sector Allocations

	4/30/10	10/31/09

Financials	34%	33%
Industrials	18	20
Consumer Discretionary	14	11
Utilities	12	13
Consumer Staples	8	9
Materials	6	6
Information Technology	3	3
Health Care	3	3
Energy	1	1
Telecommunication Services	1	1

For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report, which may combine sector sub-classifications for reporting ease.

6	SEMI-ANNUAL REPORT	APRIL 30, 2010

Trust Summary as of April 30, 2010	BlackRock EcoSolutions Investment Trust

Investment Objective

BlackRock EcoSolutions Investment Trust (BQR) (the “Trust”) seeks to provide current income, current gains and long-term capital appreciation. The Trust seeks to achieve its investment objective by investing substantially all of its assets in equity securities issued by companies that are engaged in one or more of the new energy, water resources and agriculture business segments and utilizing an option writing (selling) strategy to enhance current gains.

No assurance can be given that the Trust’s investment objective will be achieved.

Performance

For the six months ended April 30, 2010, the Trust returned 14.91% based on market price and 6.22% based on NAV. For the same period, the closed-end Lipper Sector Equity Funds category posted an average return of 23.36% on a market price basis and 18.41% on a NAV basis. All returns reflect reinvestment of dividends. The Trust moved from a discount to NAV to a premium by period-end, which accounts for the difference between performance based on price and performance based on NAV. The agriculture sleeve of the portfolio was the strongest performer during the period. Fertilizer companies, such as Potash Corp. and Agrium, were key drivers of performance as they made gains on volume recovery. The dominant contributor in the water resources sleeve was the nearly 60% of net assets invested in water utilities, particularly the non-US-based utilities that had significant price appreciation. Also contributing in the water resources sleeve were names in the commercial services & supplies industry and in the chemicals industry. The new energy sleeve was the portfolio laggard as this segment struggled to keep pace with broader equity markets due to four factors: the availability/cost of debt; the timing of stimulus package support; weak power prices; and a perceived loss of legislative momentum. The Trust’s call writing strategy added to current earnings, but at the expense of some capital appreciation, given the rising market.

Trust Information

Symbol on NYSE	BQR
Initial Offering Date	September 28, 2007
Yield based on Closing Market Price as of April 30, 2010 ($11.14)[1]	10.77%
Current Quarterly Distribution per Common Share[2]	$0.30
Current Annualized Distribution per Common Share[2]	$1.20

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	The distribution is not constant and is subject to change. A portion of the distribution may be deemed a tax return of capital or net realized gain.

The table below summarizes the changes in the Trust’s market price and net asset value per share:

	4/30/10	10/31/09	Change	High	Low

Market Price	$11.14	$10.23	8.90%	$12.02	$9.90
Net Asset Value	$10.63	$10.56	0.66%	$11.67	$10.26

The following charts show the ten largest holdings and industry allocations of the Trust’s long-term investments:

Ten Largest Holdings

		4/30/10

Potash Corp. of Saskatchewan, Inc.		3%
Itron, Inc.		3
Monsanto Co.		3
Agrium, Inc.		2
Syngenta AG		2
BrasilAgro - Companhia Brasileira de Propriedades Agricolas		2
Johnson Matthey Plc		2
Vestas Wind Systems A/S		2
Tetra Tech, Inc.		2
Aqua America, Inc.		2

Industry Allocations

	4/30/10	10/31/09

Chemicals	25%	26%
Water Utilities	22	21
Food Products	12	11
Machinery	8	8
Electrical Equipment	8	9
Electronic Equipment, Instruments & Components	4	3
Electric Utilities	3	3
Commercial Services & Supplies	3	3
Independent Power Producers & Energy Traders	2	3
Oil, Gas & Consumable Fuels	2	2
Real Estate Investment Trusts (REITs)	2	3
Construction & Engineering	2	2
Multi-Utilities	2	3
Other[1]	5	3

[1]

Other includes a 1% holding in each of the following industries; for 4/30/10, Paper & Forest Products, Road & Rail, Auto Components, Industrial Conglomerates and Diversified Financial Services and for 10/31/09, Paper & Forest Products, Road & Rail and Industrial Conglomerates.

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

SEMI-ANNUAL REPORT	APRIL 30, 2010	7

Trust Summary as of April 30, 2010	BlackRock Energy and Resources Trust

Investment Objective

BlackRock Energy and Resources Trust (BGR) (the “Trust”) seeks to provide total return through a combination of current income and capital appreciation. The Trust attempts to achieve this objective by investing primarily in equity securities of energy and natural resources companies and equity derivatives with exposure to the energy and natural resources industry.

No assurance can be given that the Trust’s investment objective will be achieved.

Performance

For the six months ended April 30, 2010, the Trust returned 18.52% based on market price and 15.73% based on NAV. For the same period, the closed-end Lipper Sector Equity Funds category returned 23.36% on a market price basis and 18.41% on a NAV basis. All returns reflect reinvestment of dividends. The Trust’s discount to NAV, which narrowed during the period, accounts for the difference between performance based on price and performance based on NAV. During the reporting period, coal stocks overall rallied sharply amidst a global economic rebound and increased steel demand in China. Notably, metallurgical coal (the high-quality cooking coal used in steel production) prices in Asia rallied over the six months due to the increased Chinese steel demand. Precious metals also performed well. Conversely, oil & gas drilling was a relatively weak sub-sector for the fund, with Transocean declining notably toward the end of the period on the heels of the BP oil spill in the Gulf of Mexico. The Trust’s call writing strategy added to current earnings, but at the expense of some capital appreciation, given the rising market.

Trust Information

Symbol on NYSE	BGR
Initial Offering Date	December 29, 2004
Yield based on Closing Market Price as of April 30, 2010 ($25.50)[1]	6.35%
Current Quarterly Distribution per Common Share[2]	$0.405
Current Annualized Distribution per Common Share[2]	$1.620

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	The distribution is not constant and is subject to change. A portion of the distribution may be deemed a tax return of capital or net realized gain.

The table below summarizes the changes in the Trust’s market price and net asset value per share:

	4/30/10	10/31/09	Change	High	Low

Market Price	$25.50	$22.18	14.97%	$27.43	$22.01
Net Asset Value	$26.73	$23.81	12.26%	$27.97	$23.81

The following charts show the ten largest holdings and industry allocations of the Trust’s long-term investments:

Ten Largest Holdings

		4/30/10

Petrohawk Energy Corp.		6%
Whiting Petroleum Corp.		6
EOG Resources, Inc.		4
Occidental Petroleum Corp.		4
Massey Energy Co.		3
Penn Virginia Corp.		3
Transocean Ltd.		3
Peabody Energy Corp.		3
Schlumberger Ltd.		3
Enterprise Products Partners LP		3

Industry Allocations

	4/30/10	10/31/09

Oil, Gas & Consumable Fuels	71%	70%
Energy Equipment & Services	19	20
Gas Utilities	4	4
Metals & Mining	3	4
Transportation	1	—
Pipelines	1	—
Construction & Engineering	1	1
Chemicals	—	1

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

8	SEMI-ANNUAL REPORT	APRIL 30, 2010

Trust Summary as of April 30, 2010	BlackRock Global Opportunities Equity Trust

Investment Objective

BlackRock Global Opportunities Equity Trust (BOE) (the “Trust”) seeks current income and current gains, with a secondary objective of long-term capital appreciation. The Trust seeks to achieve its objectives by investing primarily in equity securities issued by companies located in countries throughout the world and utilizing an option writing (selling) strategy to enhance current gains.

No assurance can be given that the Trust’s investment objective will be achieved.

Performance

For the six months ended April 30, 2010, the Trust returned 15.44% based on market price and 9.00% based on NAV. For the same period, the benchmark MSCI All Country World Index posted a return of 9.78%. All returns reflect reinvestment of dividends. The Trust moved from a discount to NAV to a premium by period-end, which accounts for the difference between performance based on price and performance based on NAV. On an absolute return basis, holdings within industrials and consumer discretionary led all sector returns, with each appreciating nearly 20% in US dollar terms over the trailing six months. Overall stock selection effects were positive and led by positioning across energy, industrials and utilities, where we favored more defensive, regulated players. With approximately half the portfolio overwritten during the time period, the impact of individual stock options was negative in instances where overwritten securities were called away below their market values. Outside of covered call writing, other negative effects came from stock selection in information technology and an underweight in materials. Cash held by the Trust at period-end was 6%. The performance impact of the Trust holding such cash in a positive market was negative.

Trust Information

Symbol on NYSE	BOE
Initial Offering Date	May 31, 2005
Yield based on Closing Market Price as of April 30, 2010 ($20.00)[1]	11.38%
Current Quarterly Distribution per Common Share[2]	$0.56875
Current Annualized Distribution per Common Share[2]	$2.27500

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	The distribution is not constant and is subject to change. A portion of the distribution may be deemed a tax return of capital or net realized gain.

The table below summarizes the changes in the Trust’s market price and net asset value per share:

	4/30/10	10/31/09	Change	High	Low

Market Price	$20.00	$18.40	8.70%	$20.61	$17.71
Net Asset Value	$19.13	$18.64	2.63%	$19.97	$17.84

The following charts show the ten largest holdings and geographic allocations of the Trust’s long-term investments:

Ten Largest Holdings

		4/30/10

General Electric Co.		2%
Microsoft Corp.		2
United Parcel Service, Inc., Class B		1
Apple, Inc.		1
JTEKT Corp.		1
Exxon Mobil Corp.		1
Deere & Co.		1
Honda Motor Co. Ltd.		1
Siemens AG		1
PepsiCo, Inc.		1

Geographic Allocations

	4/30/10	10/31/09

United States	50%	46%
Japan	11	6
Germany	6	3
United Kingdom	5	7
Canada	4	4
France	3	5
Switzerland	2	5
Spain	2	2
Brazil	2	1
Netherlands	2	1
Singapore	1	2
Hong Kong	1	2
South Korea	1	2
Other[3]	10	14

[3]

Other includes a 1% holding in each of the following countries; for 4/30/10, Sweden, China, Mexico, Australia, Finland, Thailand, India, Belgium, Taiwan and Ireland and for 10/31/09, Italy, Taiwan, India, China, Bermuda, South Africa, Russia, Israel, Belgium, Mexico, Sweden, New Zealand, Luxembourg and Finland.

SEMI-ANNUAL REPORT	APRIL 30, 2010	9

Trust Summary as of April 30, 2010	BlackRock Health Sciences Trust

Investment Objective

BlackRock Health Sciences Trust (BME) (the “Trust”) seeks to provide total return through a combination of current income and capital appreciation. The Trust seeks to achieve this objective by investing primarily in equity securities of companies engaged in the health sciences and related industries and equity derivatives with exposure to the health sciences industry.

No assurance can be given that the Trust’s investment objective will be achieved.

Performance

For the six months ended April 30, 2010, the Trust returned 24.73% based on market price and 14.00% based on NAV. For the same period, the benchmark Russell 3000 Healthcare Index returned 13.63%. All returns reflect reinvestment of dividends. The Trust’s discount to NAV, which narrowed during the period, accounts for the difference between performance based on price and performance based on NAV. Stock selection was the main driver of performance, in addition to the premium income collected from written options. Positive relative returns were achieved primarily by positioning within the biotechnology, life sciences tools & services, and health care equipment sub-industries. Factors that detracted from results included an underweight positioning in health care services and stock selection within pharmaceuticals. The impact of individual stock options was negative in instances where overwritten securities were called away below their market values.

Trust Information

Symbol on NYSE	BME
Initial Offering Date	March 31, 2005
Yield based on Closing Market Price as of April 30, 2010 ($27.41)[1]	5.61%
Current Quarterly Distribution per Common Share[2]	$0.384375
Current Annualized Distribution per Common Share[2]	$1.537500

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	The distribution is not constant and is subject to change. A portion of the distribution may be deemed a tax return of capital or net realized gain.

The table below summarizes the changes in the Trust’s market price and net asset value per share:

	4/30/10	10/31/09	Change	High	Low
Market Price	$27.41	$22.61	21.23%	$27.54	$22.29
Net Asset Value	$28.11	$25.37	10.80%	$28.74	$25.37

The following charts show the ten largest holdings and industry allocations of the Trust’s long-term investments:

Ten Largest Holdings

		4/30/10
Amgen, Inc.		3%
Novartis AG		3
Johnson & Johnson		3
Stryker Corp.		3
Thermo Fisher Scientific, Inc.		3
Bristol-Myers Squibb Co.		2
AmerisourceBergen Corp.		2
Genzyme Corp.		2
Express Scripts, Inc.		2
McKesson Corp.		2

Industry Allocations

	4/30/10	10/31/09
Health Care Equipment & Supplies	28%	28%
Pharmaceuticals	22	28
Health Care Providers & Services	20	14
Biotechnology	11	13
Life Sciences Tools & Services	8	11
Health Care Technology	7	2
Electronic Equipment, Instruments & Components	2	—
Industrial Conglomerates	2	1
Food & Staples Retailing	—	3

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

10	SEMI-ANNUAL REPORT	APRIL 30, 2010

Trust Summary as of April 30, 2010	BlackRock International Growth and Income Trust

Investment Objective

BlackRock International Growth and Income Trust (BGY) (the “Trust”) seeks current income and current gains, and secondarily long-term capital appreciation. The Trust seeks to achieve its objectives by investing primarily in equity securities issued by companies of any market capitalization located in countries throughout the world and utilizing an option writing (selling) strategy to enhance current gains.

No assurance can be given that the Trust’s investment objective will be achieved.

Performance

For the six months ended April 30, 2010, the Trust returned 9.54% based on market price and 5.17% based on NAV. For the same period, the benchmark MSCI All Country World Index ex-US returned 5.76%. All returns reflect reinvestment of dividends. The Trust began the period with neither a discount nor a premium to NAV, and ended the period with a premium to NAV, which accounts for the difference between performance based on price and performance based on NAV. On an absolute basis, contribution to performance was led by industrials and information technology holdings, which appreciated meaningfully during the past six months. From a relative perspective, stock selection within industrials was strongest, led by our exposure to Japanese exporters;holding an underweight in financials also helped. With approximately half the portfolio overwritten during the time period, the impact of individual stock options was negative in instances where overwritten securities were called away below their market values. Outside of covered call writing, other negative effects came from our stock selection decisions within the financials and materials sectors.

Trust Information

Symbol on NYSE	BGY
Initial Offering Date	May 30, 2007
Yield based on Closing Market Price as of April 30, 2010 ($11.03)[1]	16.50%
Current Quarterly Distribution per Common Share[2]	$0.4551
Current Annualized Distribution per Common Share[2]	$1.8204

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]

The Quarterly Distribution per Common Share, declared on June 1, 2010, was decreased to $0.3400 per share. The yield on Closing Market Price, Current Quarterly Distribution per Common Share and Current Annualized Distribution per Common Share do not reflect the new distribution rate. The new distribution rate is not constant and is subject to change in the future. A portion of the distribution may be deemed a tax return of capital or net realized gain.

The table below summarizes the changes in the Trust’s market price and net asset value per share:

	4/30/10	10/31/09	Change	High	Low
Market Price	$11.03	$10.92	1.01%	$12.67	$9.87
Net Asset Value	$10.59	$10.92	(3.02)%	$11.67	$10.27

The following charts show the ten largest holdings and geographic allocations of the Trust’s long-term investments:

Ten Largest Holdings

		4/30/10
Singapore Telecommunications Ltd.		2%
HSBC Holdings Plc		1
Royal Dutch Shell Plc - ADR		1
RWE AG		1
Total SA		1
Novartis AG		1
NSK Ltd.		1
Nestle SA		1
Honda Motor Co. Ltd.		1
Imperial Tobacco Group Plc		1

Geographic Allocations

	4/30/10	10/31/09
United Kingdom	17%	17%
Japan	14	12
Germany	9	7
Canada	9	11
Switzerland	8	8
France	6	9
Singapore	4	3
Hong Kong	3	4
Brazil	3	1
Taiwan	3	2
Australia	2	3
Spain	2	2
Netherlands	2	2
Italy	2	2
South Korea	2	2
China	2	2
Russia	—	2
Other[3]	12	11

[3]

Other includes a 1% holding in each of the following countries; for 4/30/10, Denmark, Sweden, Mexico, Malaysia, Thailand, Belgium, South Africa, India, Cayman Islands, United States, Finland and Indonesia and for 10/31/09, Luxembourg, Norway, Malaysia, Denmark, Sweden, United States, Belgium, Israel, Greece, India and Mexico.

SEMI-ANNUAL REPORT	APRIL 30, 2010	11

Trust Summary as of April 30, 2010	BlackRock Real Asset Equity Trust

Investment Objective

BlackRock Real Asset Equity Trust (BCF) (the “Trust”) seeks to provide total return through a combination of current income, current gains and capital appreciation. The Trust attempts to achieve this objective by investing primarily in equity securities of companies engaged in energy, natural resources and basic materials businesses and companies in associated businesses and equity derivatives with exposure to those companies.

No assurance can be given that the Trust’s investment objective will be achieved.

Performance

For the six months ended April 30, 2010, the Trust returned 18.61% based on market price and 16.49% based on NAV. For the same period, the closed-end Lipper Sector Equity Funds category returned 23.36% on a market price basis and 18.41% on a NAV basis. All returns reflect reinvestment of dividends. The Trust’s discount to NAV, which narrowed during the period, accounts for the difference between performance based on price and performance based on NAV. On the whole, commodity prices rallied amidst an economic recovery in 2009. Oil &gas exploration &production and diversified metals &mining stocks contributed the most to fund performance over the six months. While almost every sub-sector performed well during the period, oil &gas drillers lagged on a relative basis.The Trust’s investments in the energy sector, particularly in the drilling industry, contributed to underperformance relative to its Lipper group, which includes funds whose investments are focused in equity sectors that had higher returns. The Trust’s call writing strategy added to current earnings, but at the expense of some capital appreciation, given the rising market.

Trust Information

Symbol on NYSE	BCF
Initial Offering Date	September 29, 2006
Yield based on Closing Market Price as of April 30, 2010 ($13.04)[1]	8.34%
Current Quarterly Distribution per Common Share[2]	$0.2718
Current Annualized Distribution per Common Share[2]	$1.0872

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	The distribution is not constant and is subject to change. A portion of the distribution may be deemed a tax return of capital or net realized gain.

The table below summarizes the changes in the Trust’s market price and net asset value per share:

	4/30/10	10/31/09	Change	High	Low
Market Price	$13.04	$11.45	13.89%	$14.05	$10.57
Net Asset Value	$13.12	$11.73	11.85%	$13.66	$11.70

The following charts show the ten largest holdings and industry allocations of the Trust’s long-term investments:

Ten Largest Holdings

		4/30/10
BHP Billiton Plc		4%
Rio Tinto Plc		4
Vale SA - ADR		4
E.I. du Pont de Nemours & Co.		3
Xstrata Plc		3
Caterpillar, Inc.		3
Vedanta Resources Plc		2
Praxair, Inc.		2
Impala Platinum Holdings Ltd.		2
Alamos Gold, Inc.		2

Industry Allocations

	4/30/10	10/31/09
Metals & Mining	42%	43%
Oil, Gas & Consumable Fuels	28	26
Chemicals	10	10
Energy Equipment & Services	7	9
Paper & Forest Products	6	6
Machinery	3	3
Gas Utilities	2	2
Containers & Packaging	1	1
Oil &Gas Services	1	—

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

12	SEMI-ANNUAL REPORT	APRIL 30, 2010

Trust Summary as of April 30, 2010	BlackRock S&P Quality Rankings Global Equity Managed Trust

Investment Objective

BlackRock S&P Quality Rankings Global Equity Managed Trust (BQY) (the “Trust”) seeks to provide total return through a combination of current income and capital appreciation by investing primarily in equity securities of issuers that pay above average dividends and have the potential for capital appreciation. The Trust utilizes an option writing (selling) strategy to help enhance current gains.

No assurance can be given that the Trust’s investment objective will be achieved.

Performance

For the six months ended April 30, 2010, the Trust returned 12.24% based on market price and 8.83% based on NAV. For the same period, the MSCI World Value Index returned 8.31%. All returns reflect reinvestment of dividends. The Trust’s discount to NAV, which narrowed during the period, accounts for the difference between performance based on price and performance based on NAV. Trust performance relative to the MSCI World Value Index was generated through stock selection in the financials sector, specifically within the commercial banking and capital markets industries. Strong security selection in the integrated utilities sub-sector also contributed to relative performance. Finally, an overweight position in the information technology sector helped bolster Trust performance. The Trust’s option writing strategy was a notable detractor from relative performance during the period, given the rising market. Stock selection in the consumer discretionary sector also hurt performance, as the Trust’s selections in the household durables and specialty retail industries performed more poorly than their index counterparts. In addition, stock selection in the weaker-performing oil, gas & consumable fuels industry, housed within the energy sector, hurt relative performance. Lastly, the Trust’s relative underweight in the materials sector weighed on performance.

Trust Information

Symbol on NYSE Amex	BQY
Initial Offering Date	May 28, 2004
Yield based on Closing Market Price as of April 30, 2010 ($12.56)[1]	5.97%
Current Quarterly Distribution per Common Share[2]	$0.1875
Current Annualized Distribution per Common Share[2]	$0.7500

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	The distribution is not constant and is subject to change. A portion of the distribution may be deemed a tax return of capital or net realized gains.

The table below summarizes the changes in the Trust’s market price and net asset value per share:

	4/30/10	10/31/09	Change	High	Low
Market Price	$12.56	$11.54	8.84%	$12.95	$11.24
Net Asset Value	$14.12	$13.38	5.53%	$14.62	$13.06

The following charts show the ten largest holdings and geographic allocations of the Trust’s long-term investments:

Ten Largest Holdings

		4/30/10
Exxon Mobil Corp.		3%
AT&T Inc.		2
Chevron Corp.		2
Royal Bank of Canada		2
Emerson Electric Co.		2
BP Plc		2
Bank of Montreal		2
Microsoft Corp.		2
International Business Machines Corp.		2
HSBC Holdings Plc		2

Geographic Allocations

	4/30/10	10/31/09
United States	48%	46%
United Kingdom	9	11
Canada	7	6
Japan	7	6
Australia	5	5
France	5	5
Sweden	4	4
Germany	3	3
Hong Kong	3	3
Spain	2	3
Singapore	2	1
Italy	1	2
Other[3]	4	5

[3]	Other includes a 1% holding in each of the following countries; for 4/30/10, Finland, Belgium, Switzerland and Greece and for 10/31/09, Greece, Switzerland, Finland, Netherlands and Portugal.

SEMI-ANNUAL REPORT	APRIL 30, 2010	13

Derivative Financial Instruments

The Trusts may invest in various derivative instruments, including foreign currency exchange contracts and options, as specified in Note 2 of the Notes to Financial Statements, which constitute forms of economic leverage. Such instruments are used to obtain exposure to a market without owning or taking physical custody of securities or to hedge market, equity and/or foreign currency exchange rate risks. Such derivative instruments involve risks, including the imperfect correlation between the value of a derivative instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative instrument.

The Trusts’ ability to successfully use a derivative instrument depends on the investment advisor’s ability to accurately predict pertinent market movements, which cannot be assured. The use of derivative instruments may result in losses greater than if they had not been used, may require the Trusts to sell or purchase portfolio securities at inopportune times or for distressed values, may limit the amount of appreciation the Trusts can realize on an investment or may cause the Trusts to hold a security that it might otherwise sell. The Trusts’ investments in these instruments are discussed in detail in the Notes to Financial Statements.

14	SEMI-ANNUAL REPORT	APRIL 30, 2010

Schedule of Investments April 30, 2010 (Unaudited)	BlackRock Dividend AchieversTM Trust (BDV)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Aerospace & Defense—5.9%
General Dynamics Corp.	176,400	$13,469,904
Raytheon Co.	129,700	7,561,510
United Technologies Corp.	147,200	11,032,640

		32,064,054

Beverages—6.1%
Brown-Forman Corp., Class B	119,700	6,964,146
Coca-Cola Co. (The)	249,550	13,338,447
PepsiCo, Inc.	195,875	12,774,968

		33,077,561

Capital Markets—0.7%
T. Rowe Price Group, Inc.	63,600	3,657,636

Chemicals—3.7%
Air Products & Chemicals, Inc.	27,400	2,103,772
E.I. du Pont de Nemours & Co.	191,200	7,617,408
PPG Industries, Inc.	62,200	4,377,014
RPM International, Inc.	202,800	4,477,824
Valspar Corp.	55,300	1,731,996

		20,308,014

Commercial Banks—2.1%
Bank of Hawaii Corp.	56,500	2,987,720
Cullen/Frost Bankers, Inc.	47,700	2,831,472
Toronto-Dominion Bank (The)	35,900	2,673,114
U.S. Bancorp	105,600	2,826,912

		11,319,218

Commercial Services & Supplies—0.6%
Pitney Bowes, Inc.	134,754	3,422,752

Computers & Peripherals—4.7%
Hewlett-Packard Co.	51,500	2,676,455
International Business Machines Corp.	177,300	22,871,700

		25,548,155

Diversified Financial Services—2.0%
JPMorgan Chase & Co.	257,700	10,972,866

Diversified Telecommunication—4.3%
AT&T Inc.	627,600	16,355,256
CenturyTel, Inc.	209,000	7,128,990

		23,484,246

Electric Utilities—4.5%
FPL Group, Inc.	172,100	8,957,805
Northeast Utilities	253,900	7,055,881
PPL Corp.	77,600	1,921,376
Progress Energy, Inc.	167,500	6,686,600

		24,621,662

Electrical Equipment—2.1%
Emerson Electric Co.	220,500	11,516,715

Energy Equipment & Services—0.7%
Halliburton Co.	124,100	3,803,665

Common Stocks	Shares	Value

Food & Staples Retailing—1.7%
Sysco Corp.	94,875	$2,992,357
Wal-Mart Stores, Inc.	119,575	6,415,199

		9,407,556

Food Products—1.4%
General Mills, Inc.	66,200	4,712,116
Kraft Food, Inc.	90,600	2,681,760

		7,393,876

Gas Utilities—3.4%
Atmos Energy Corp.	117,000	3,460,860
National Fuel Gas Co.	51,200	2,663,424
Questar Corp.	195,800	9,388,610
UGI Corp.	103,600	2,847,964

		18,360,858

Health Care Equipment & Supplies—2.3%
Becton Dickinson & Co.	40,900	3,123,533
Medtronic, Inc.	213,200	9,314,708

		12,438,241

Hotels Restaurants & Leisure—3.1%
McDonald’s Corp.	235,500	16,623,945

Household Products—6.3%
Clorox Co.	89,700	5,803,590
Colgate-Palmolive Co.	61,600	5,180,560
Kimberly-Clark Corp.	105,950	6,490,497
Procter & Gamble Co. (The)	265,575	16,508,142

		33,982,789

Industrial Conglomerates—2.9%
3M Co.	135,000	11,970,450
General Electric Co.	188,400	3,553,224

		15,523,674

Insurance—2.6%
Chubb Corp.	111,400	5,889,718
Travelers Cos., Inc. (The)	163,400	8,290,916

		14,180,634

IT Services—0.7%
Automatic Data Processing, Inc.	55,500	2,406,480
Paychex, Inc.	51,500	1,575,900

		3,982,380

Machinery—3.6%
Caterpillar, Inc.	131,200	8,933,408
Deere & Co.	155,100	9,278,082
Pentair, Inc.	43,000	1,554,880

		19,766,370

Media—0.3%
McGraw-Hill Cos., Inc. (The)	41,700	1,406,124

Metals & Mining—1.8%
BHP Billiton Ltd. - ADR	92,100	6,703,959
Nucor Corp.	73,600	3,335,552

		10,039,511

Portfolio Abbreviations

To simplify the listings of the portfolio holdings in the Schedules of Investments, the names and descriptions of many securities have been abbreviated according to the following list:

ADR	American Depositary Receipt
AUD	Australian Dollar
BRL	Brazil Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israeli Shekel
IDR	Indonesian Rupiah
JPY	Japanese Yen
KRW	South Korean Won
MYR	Malaysian Ringgit
NOK	Norwegian Krone
PEN	Peruvian Neuvo Sol
PHP	Philippine Peso
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	Taiwan Dollar
USD	US Dollar
ZAR	South African Rand

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2010	15

Schedule of Investments (continued)	BlackRock Dividend AchieversTM Trust (BDV)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Multi-Utilities—0.8%
NSTAR	75,300	$2,755,980
Vectren Corp.	68,700	1,718,187

		4,474,167

Multiline Retail—1.5%
Family Dollar Stores, Inc.	30,100	1,190,756
Target Corp.	120,750	6,867,052

		8,057,808

Oil, Gas & Consumable Fuels—10.4%
Chevron Corp.	253,050	20,608,392
Exxon Mobil Corp.	280,100	19,004,785
Marathon Oil Corp.	144,400	4,642,460
Murphy Oil Corp.	206,100	12,396,915

		56,652,552

Personal Products—0.8%
Avon Products, Inc.	126,400	4,086,512

Pharmaceuticals—9.4%
Abbott Laboratories	338,800	17,333,008
Eli Lilly & Co.	150,700	5,269,979
Johnson & Johnson	290,500	18,679,150
Merck & Co., Inc.	160,000	5,606,400
Pfizer, Inc.	243,000	4,062,960

		50,951,497

Semiconductors & Semiconductor Equipment—1.2%
Intel Corp.	176,200	4,022,646
Linear Technology Corp.	87,000	2,615,220

		6,637,866

Specialty Retail—2.5%
Lowe’s Cos., Inc.	273,200	7,409,184
Sherwin-Williams Co. (The)	21,100	1,647,277
TJX Cos., Inc.	92,000	4,263,280

		13,319,741

Textiles, Apparel & Luxury Goods—1.1%
VF Corp.	67,500	5,833,350

Tobacco—3.5%
Altria Group, Inc.	617,700	13,089,063
Philip Morris International, Inc.	50,200	2,463,816
Universal Corp.	61,300	3,174,114

		18,726,993

Water Utilities—0.8%
Aqua America, Inc.	155,800	2,855,814
California Water Service Group	42,500	1,646,025

		4,501,839

Total Long-Term Investments (Cost—$505,050,526)—99.5%		540,144,827

Short-Term Securities

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.13% (a)(b)	4,740,064	4,740,064

Total Short-Term Securities (Cost—$4,740,064)—0.9%		4,740,064

Total Investments Before Outstanding Options Written (Cost—$509,790,590*)—100.4%		544,884,891

Options Written	Contracts	Value

Exchange-Traded Call Options Written—(0.1)%
Altria Group, Inc., Strike Price USD 21, Expires 6/21/10	9	$(517)
Becton Dickinson & Co., Strike Price USD 80, Expires 5/24/10	81	(1,822)
Caterpillar, Inc., Strike Price USD 65, Expires 5/24/10	230	(93,150)
Chubb Corp., Strike Price USD 53.50, Expires 5/28/10	92	(7,536)
Clorox Co., Strike Price USD 65, Expires 5/24/10	180	(17,550)
Coca-Cola Co. (The), Strike Price USD 55, Expires 5/24/10	500	(16,750)
Eli Lilly & Co., Strike Price USD 36.55, Expires 5/20/10	300	(3,420)
Family Dollar Stores, Inc., Strike Price USD 39, Expires 5/24/10	60	(7,350)
FPL Group, Inc., Strike Price USD 50, Expires 5/24/10	100	(23,250)
General Electric Co., Strike Price USD 20, Expires 5/24/10	34	(561)
International Business Machines Corp., Strike Price USD 130, Expires 6/21/10	15	(3,968)
Kimberly-Clark Corp., Strike Price USD 63.50, Expires 5/24/10	110	(1,390)
Medtronic, Inc., Strike Price USD 46, Expires 5/24/10	425	(14,875)
Paychex, Inc., Strike Price USD 32.50, Expires 5/24/10	100	(1,000)
PepsiCo, Inc., Strike Price USD 67.50, Expires 5/24/10	390	(6,435)
Pfizer, Inc., Strike Price USD 18, Expires 5/24/10	1,100	(6,050)
Philip Morris International, Inc., Strike Price USD 52.50, Expires 5/24/10	318	(3,339)
Pitney Bowes, Inc., Strike Price USD 25, Expires 5/24/10	270	(20,250)
Progress Energy, Inc., Strike Price USD 40, Expires 6/21/10	335	(25,963)
RPM International, Inc., Strike Price USD 20.25, Expires 5/07/10	420	(76,860)
Sherwin-Williams Co. (The), Strike Price USD 75, Expires 6/21/10	42	(18,690)
U.S. Bancorp, Strike Price USD 27, Expires 5/24/10	540	(35,370)
United Technologies Corp., Strike Price USD 77.25, Expires 6/01/10	40	(3,890)

Total Exchange-Traded Call Options Written		(389,986)

Over-the-Counter Call Options Written—(0.4)%
3M Co., Strike Price USD 82.02, Expires 5/10/10, Broker Credit Suisse First Boston	28,000	(187,718)
Abbott Laboratories, Strike Price USD 53.18, Expires 5/14/10, Broker UBS Securities LLC	62,000	(5,599)
Abbott Laboratories, Strike Price USD 53.37, Expires 5/10/10, Broker UBS Securities LLC	6,000	(216)
Air Products & Chemicals, Inc., Strike Price USD 73.91, Expires 5/10/10, Broker UBS Securities LLC	6,000	(18,110)
Altria Group, Inc., Strike Price USD 20.78, Expires 5/10/10, Broker UBS Securities LLC	11,000	(4,852)
Altria Group, Inc., Strike Price USD 21.58, Expires 6/09/10, Broker UBS Securities LLC	111,600	(35,712)
Aqua America, Inc., Strike Price USD 17.72, Expires 5/17/10, Broker Credit Suisse First Boston	32,000	(21,562)
AT&T Inc., Strike Price USD 25.97, Expires 5/21/10, Broker UBS Securities LLC	72,000	(29,634)
AT&T Inc., Strike Price USD 26.72, Expires 5/28/10, Broker Morgan Stanley & Co., Inc.	72,000	(8,929)
Atmos Energy Corp., Strike Price USD 29.82, Expires 5/13/10, Broker JPMorgan Chase Securities	23,500	(38,145)
Automatic Data Processing, Inc., Strike Price USD 44.72, Expires 5/10/10, Broker Morgan Stanley & Co., Inc.	11,000	(555)
Avon Products, Inc., Strike Price USD 34.17, Expires 5/10/10, Broker Morgan Stanley & Co., Inc.	25,000	(2,213)
Bank of Hawaii Corp., Strike Price USD 51.20, Expires 6/25/10, Broker UBS Securities LLC	11,000	(29,949)
BHP Billiton Ltd. - ADR, Strike Price USD 80.86, Expires 5/10/10, Broker Credit Suisse First Boston	19,000	(538)
Brown-Forman Corp., Class B, Strike Price USD 59.53, Expires 5/17/10, Broker Morgan Stanley & Co., Inc.	24,000	(7,742)
California Water Service Group, Strike Price USD 38.08, Expires 5/14/10, Broker Credit Suisse First Boston	4,300	(3,748)
California Water Service Group, Strike Price USD 38.08, Expires 5/28/10, Broker Credit Suisse First Boston	4,300	(5,000)

See Notes to Financial Statements.

16	SEMI-ANNUAL REPORT	APRIL 30, 2010

Schedule of Investments (continued)	BlackRock Dividend AchieversTM Trust (BDV)
(Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Over-the-Counter Call Options Written (continued)
Caterpillar, Inc., Strike Price USD 63.73, Expires 5/10/10, Broker UBS Securities LLC	4,000	$(18,217)
CenturyTel, Inc., Strike Price USD 36.51, Expires 6/25/10, Broker Goldman Sachs & Co.	42,000	(3,927)
Chevron Corp., Strike Price USD 81.13, Expires 6/02/10, Broker UBS Securities LLC	50,500	(103,666)
Chubb Corp., Strike Price USD 52.67, Expires 5/10/10, Broker UBS Securities LLC	13,000	(9,957)
Clorox Co., Strike Price USD 65.22, Expires 5/10/10, Broker Credit Suisse First Boston	10,000	(4,507)
Colgate-Palmolive Co., Strike Price USD 85.73, Expires 5/17/10, Broker UBS Securities LLC	12,500	(5,532)
Cullen/Frost Bankers, Inc., Strike Price USD 56.38, Expires 5/17/10, Broker Credit Suisse First Boston	10,000	(30,546)
Deere & Co., Strike Price USD 61.49, Expires 5/10/10, Broker Credit Suisse First Boston	32,000	(25,276)
E.I. du Pont de Nemours & Co., Strike Price USD 37.71, Expires 5/10/10, Broker Morgan Stanley & Co., Inc.	39,000	(83,968)
Emerson Electric Co., Strike Price USD 49.25, Expires 5/21/10, Broker Credit Suisse First Boston	44,000	(136,683)
Exxon Mobil Corp., Strike Price USD 69.03, Expires 6/10/10, Broker JPMorgan Chase Securities	56,000	(66,220)
FPL Group, Inc., Strike Price USD 48.64, Expires 5/10/10, Broker Credit Suisse First Boston	24,000	(81,792)
General Dynamics Corp., Strike Price USD 76.51, Expires 6/02/10, Broker UBS Securities LLC	10,000	(19,332)
General Dynamics Corp., Strike Price USD 78.75, Expires 5/10/10, Broker Credit Suisse First Boston	25,000	(5,385)
General Electric Co., Strike Price USD 19.18, Expires 6/11/10, Broker Credit Suisse First Boston	34,000	(19,330)
General Mills, Inc., Strike Price USD 71.17, Expires 5/10/10, Broker Credit Suisse First Boston	14,000	(8,166)
Halliburton Co., Strike Price USD 30, Expires 5/10/10, Broker Credit Suisse First Boston	25,000	(34,595)
Hewlett-Packard Co., Strike Price USD 53.27, Expires 5/10/10, Broker Morgan Stanley & Co., Inc.	21,000	(9,025)
Intel Corp., Strike Price USD 22.41, Expires 5/10/10, Broker Morgan Stanley & Co., Inc.	36,000	(21,779)
International Business Machines Corp., Strike Price USD 131.91, Expires 6/08/10, Broker UBS Securities LLC	34,000	(55,780)
Johnson & Johnson, Strike Price USD 65.70, Expires 6/14/10, Broker Citigroup Global Markets	58,000	(35,048)
JPMorgan Chase & Co., Strike Price USD 44.88, Expires 5/10/10, Broker Morgan Stanley & Co., Inc.	52,000	(10,051)
Kimberly-Clark Corp., Strike Price USD 62.69, Expires 6/10/10, Broker JPMorgan Chase Securities	10,000	(5,198)
Kraft Food, Inc., Class A, Strike Price USD 30.65, Expires 5/10/10, Broker UBS Securities LLC	29,000	(1,565)
Linear Technology Corp., Strike Price USD 29.44, Expires 5/27/10, Broker Morgan Stanley & Co., Inc.	17,500	(18,912)
Lowe’s Cos., Inc., Strike Price USD 24.48, Expires 5/10/10, Broker Credit Suisse First Boston	12,000	(31,972)
Lowe’s Cos., Inc., Strike Price USD 25.96, Expires 6/14/10, Broker Morgan Stanley & Co., Inc.	42,500	(73,999)
Marathon Oil Corp., Strike Price USD 31.60, Expires 5/10/10, Broker UBS Securities LLC	29,000	(25,799)
McDonald’s Corp., Strike Price USD 67.63, Expires 5/14/10, Broker Morgan Stanley & Co., Inc.	24,000	(71,173)
McDonald’s Corp., Strike Price USD 71.03, Expires 6/25/10, Broker Credit Suisse First Boston	23,000	(33,928)
McGraw-Hill Cos., Inc., Strike Price USD 35.96, Expires 5/17/10, Broker Credit Suisse First Boston	4,500	(445)
McGraw-Hill Cos., Inc., Strike Price USD 36.16, Expires 5/05/10, Broker Credit Suisse First Boston	4,000	(10)
Merck & Co., Inc., Strike Price USD 38.19, Expires 5/10/10, Broker Credit Suisse First Boston	32,000	(305)

Options Written	Contracts	Value

Over-the-Counter Call Options Written (concluded)
Murphy Oil Corp., Strike Price USD 56.70, Expires 5/17/10, Broker Credit Suisse First Boston	42,000	$(164,424)
National Fuel Gas Co., Strike Price USD 51.15, Expires 5/17/10, Broker UBS Securities LLC	10,000	(17,710)
Northeast Utilities, Strike Price USD 28.26, Expires 5/14/10, Broker Credit Suisse First Boston	26,000	(7,973)
Northeast Utilities, Strike Price USD 28.26, Expires 5/28/10, Broker Credit Suisse First Boston	26,000	(20,376)
NSTAR, Strike Price USD 35.83, Expires 5/17/10, Broker Credit Suisse First Boston	15,000	(14,730)
Nucor Corp., Strike Price USD 46.31, Expires 5/10/10, Broker UBS Securities LLC	15,000	(6,225)
Pentair, Inc., Strike Price USD 35.03, Expires 5/10/10, Broker Morgan Stanley & Co., Inc.	9,000	(11,543)
PPG Industries, Inc., Strike Price USD 66.94, Expires 5/14/10, Broker Goldman Sachs & Co.	12,500	(44,278)
PPL Corp., Strike Price USD 28.02, Expires 5/10/10, Broker Morgan Stanley & Co., Inc.	16,000	(933)
Procter & Gamble Co. (The), Strike Price USD 63.42, Expires 5/18/10, Broker Credit Suisse First Boston	38,000	(12,509)
Procter & Gamble Co. (The), Strike Price USD 63.75, Expires 5/04/10, Broker Deutsche Bank Securities	15,000	(419)
Questar Corp., Strike Price USD 43.47, Expires 5/17/10, Broker Credit Suisse First Boston	40,000	(179,934)
Raytheon Co., Strike Price USD 57.88, Expires 5/10/10, Broker Morgan Stanley & Co., Inc.	27,000	(23,943)
Sysco Corp., Strike Price USD 30.95, Expires 7/06/10, Broker Morgan Stanley & Co., Inc.	19,000	(25,128)
T. Rowe Price Group, Inc., Strike Price USD 53.81, Expires 5/05/10, Broker Morgan Stanley & Co., Inc.	13,500	(50,355)
Target Corp., Strike Price USD 54.34, Expires 6/04/10, Broker Citigroup Global Markets	24,000	(80,057)
TJX Cos., Inc., Strike Price USD 43.24, Expires 5/10/10, Broker UBS Securities LLC	4,000	(12,545)
TJX Cos., Inc., Strike Price USD 43.58, Expires 5/17/10, Broker Goldman Sachs & Co.	15,000	(43,163)
Toronto-Dominion Bank (The), Strike Price USD 73.86, Expires 5/10/10, Broker Credit Suisse First Boston	7,000	(9,470)
Travelers Cos., Inc. (The), Strike Price USD 54.97, Expires 5/10/10, Broker Morgan Stanley & Co., Inc.	33,000	(78)
UGI Corp., Strike Price USD 26.83, Expires 5/17/10, Broker UBS Securities LLC	21,000	(20,221)
United Technologies Corp., Strike Price USD 76.26, Expires 6/01/10, Broker Morgan Stanley & Co., Inc.	25,500	(31,724)
Universal Corp., Strike Price USD 54.79, Expires 5/07/10, Broker Citigroup Global Markets	12,700	(2,358)
Valspar Corp., Strike Price USD 29.48, Expires 5/10/10, Broker Morgan Stanley & Co., Inc.	11,000	(20,525)
Vectren Corp., Strike Price USD 24.82, Expires 6/25/10, Broker Goldman Sachs & Co.	6,000	(3,307)
Vectren Corp., Strike Price USD 25.22, Expires 6/08/10, Broker Citigroup Global Markets	8,000	(2,508)
VF Corp., Strike Price USD 80.67, Expires 5/10/10, Broker Credit Suisse First Boston	10,000	(57,500)
VF Corp., Strike Price USD 83.33, Expires 5/27/10, Broker Morgan Stanley & Co., Inc.	3,500	(12,565)
Wal-Mart Stores, Inc., Strike Price USD 54.77, Expires 6/10/10, Broker Morgan Stanley & Co., Inc.	8,000	(4,907)
Wal-Mart Stores, Inc., Strike Price USD 54.96, Expires 6/10/10, Broker Citigroup Global Markets	16,000	(8,885)

Total Over-the-Counter Call Options Written		(2,342,603)

Total Options Written (Premiums Received $2,619,240)—(0.5)%		(2,732,589)

Total Investments Net of Outstanding Options Written—99.9%		542,152,302
Other Assets Less Liabilities—0.1%		710,674

Net Assets—100.0%		$542,862,976

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2010	17

Schedule of Investments (concluded)	BlackRock Dividend AchieversTM Trust (BDV)

*	The cost and unrealized appreciation (depreciation) of investments as of April 30, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$515,871,960

Gross unrealized appreciation	$43,331,341
Gross unrealized depreciation	(14,318,410)

Net unrealized appreciation	$29,012,931

(a)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940 were as follows:

Affiliate	Shares Held at October 31, 2009	Net Activity	Shares Held at April 30, 2010	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	7,282,466	(2,542,402)	4,740,064	$4,931

(b)	Represents current yield as of report date.

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or defined by Trust management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available In the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following tables summarize the inputs used as of April 30, 2010 in determining the investments:

Investments in Securities

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks[1]	$540,144,827	—	—	$540,144,827
Short-Term Securities	4,740,064	—	—	4,740,064

Total	$544,884,891	—	—	$544,884,891

[1]	See above Schedule of Investments for values in each industry.

Other Financial Instruments[2]

Valuation Inputs	Level 1	Level 2	Level 3	Total

Liabilities:	$(296,890)	$(2,435,699)	—	$(2,732,589)

Total	$(296,890)	$(2,435,699)	—	$(2,732,589)

[2]	Other financial instruments are options which are shown at value.

See Notes to Financial Statements.

18	SEMI-ANNUAL REPORT	APRIL 30, 2010

Schedule of Investments April 30, 2010 (Unaudited)	BlackRock Enhanced Dividend AchieversTM Trust (BDJ)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Aerospace & Defense—4.9%
General Dynamics Corp.	195,500	$14,928,380
Raytheon Co.	144,900	8,447,670
United Technologies Corp.	84,000	6,295,800

		29,671,850

Beverages—6.1%
Brown-Forman Corp., Class B	133,700	7,778,666
Coca-Cola Co. (The)	278,700	14,896,515
PepsiCo, Inc.	219,000	14,283,180

		36,958,361

Capital Markets—0.7%
T. Rowe Price Group, Inc.	71,100	4,088,961

Chemicals—3.7%
Air Products & Chemicals, Inc.	30,500	2,341,790
E.I. du Pont de Nemours & Co.	213,600	8,509,824
PPG Industries, Inc.	68,450	4,816,826
RPM International, Inc.	219,400	4,844,352
Valspar Corp.	61,800	1,935,576

		22,448,368

Commercial Banks—2.0%
Bank of Hawaii Corp.	61,400	3,246,832
Cullen/Frost Bankers, Inc.	53,300	3,163,888
Toronto-Dominion Bank (The)	40,000	2,978,400
U.S. Bancorp	108,400	2,901,868

		12,290,988

Commercial Services & Supplies—0.6%
Pitney Bowes, Inc.	147,146	3,737,508

Computers & Peripherals—4.7%
Hewlett-Packard Co.	57,800	3,003,866
International Business Machines Corp.	197,600	25,490,400

		28,494,266

Diversified Financial Services—2.0%
JPMorgan Chase & Co.	287,900	12,258,782

Diversified Telecommunication—4.3%
AT&T Inc.	701,200	18,273,272
CenturyTel, Inc.	231,000	7,879,410

		26,152,682

Electric Utilities—4.6%
FPL Group, Inc.	190,900	9,936,345
Northeast Utilities	283,700	7,884,023
PPL Corp.	86,700	2,146,692
Progress Energy, Inc.	186,300	7,437,096

		27,404,156

Electrical Equipment—2.1%
Emerson Electric Co.	246,300	12,864,249

Energy Equipment & Services—0.7%
Halliburton Co.	138,700	4,251,155

Food & Staples Retailing—1.8%
Sysco Corp.	104,300	3,289,622
Wal-Mart Stores, Inc.	145,400	7,800,710

		11,090,332

Food Products—1.4%
General Mills, Inc.	74,000	5,267,320
Kraft Food, Inc.	101,500	3,004,400

		8,271,720

Gas Utilities—3.4%
Atmos Energy Corp.	127,900	3,783,282
National Fuel Gas Co.	57,200	2,975,544
Questar Corp.	218,700	10,486,665
UGI Corp.	115,700	3,180,593

		20,426,084

Common Stocks	Shares	Value

Health Care Equipment & Supplies—2.3%
Becton Dickinson & Co.	45,600	$3,482,472
Medtronic, Inc.	236,700	10,341,423

		13,823,895

Hotels Restaurants & Leisure—3.0%
McDonald’s Corp.	259,400	18,311,046

Household Products—6.3%
Clorox Co.	99,400	6,431,180
Colgate-Palmolive Co.	69,900	5,878,590
Kimberly-Clark Corp.	117,700	7,210,302
Procter & Gamble Co. (The)	296,600	18,436,656

		37,956,728

Industrial Conglomerates—2.9%
3M Co.	150,800	13,371,436
General Electric Co.	209,000	3,941,740

		17,313,176

Insurance—2.6%
Chubb Corp.	124,400	6,577,028
Travelers Cos., Inc. (The)	182,600	9,265,124

		15,842,152

IT Services—0.8%
Automatic Data Processing, Inc.	62,060	2,690,922
Paychex, Inc.	57,500	1,759,500

		4,450,422

Machinery—3.6%
Caterpillar, Inc.	143,800	9,791,342
Deere & Co.	173,200	10,360,824
Pentair, Inc.	48,100	1,739,296

		21,891,462

Media—0.3%
McGraw-Hill Cos., Inc. (The)	46,600	1,571,352

Metals & Mining—1.9%
BHP Billiton Ltd. - ADR	102,900	7,490,091
Nucor Corp.	82,200	3,725,304

		11,215,395

Multi-Utilities—0.8%
NSTAR	84,100	3,078,060
Vectren Corp.	75,700	1,893,257

		4,971,317

Multiline Retail—1.5%
Family Dollar Stores, Inc.	32,500	1,285,700
Target Corp.	132,200	7,518,214

		8,803,914

Oil, Gas & Consumable Fuels—10.3%
Chevron Corp.	271,800	22,135,392
Exxon Mobil Corp.	311,300	21,121,705
Marathon Oil Corp.	161,400	5,189,010
Murphy Oil Corp.	230,300	13,852,545

		62,298,652

Personal Products—0.8%
Avon Products, Inc.	141,100	4,561,763

Pharmaceuticals—9.4%
Abbott Laboratories	378,500	19,364,060
Eli Lilly & Co.	171,900	6,011,343
Johnson & Johnson (a)	322,000	20,704,600
Merck & Co., Inc.	178,800	6,265,152
Pfizer, Inc.	272,200	4,551,184

		56,896,339

Semiconductors & Semiconductor Equipment—1.2%
Intel Corp.	196,800	4,492,944
Linear Technology Corp.	96,200	2,891,772

		7,384,716

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2010	19

Schedule of Investments (continued)	BlackRock Enhanced Dividend AchieversTM Trust (BDJ)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Specialty Retail—2.4%
Lowe’s Cos., Inc.	298,600	$8,098,032
Sherwin-Williams Co. (The)	22,700	1,772,189
TJX Cos., Inc.	102,700	4,759,118

		14,629,339

Textiles, Apparel & Luxury Goods—1.1%
VF Corp.	75,100	6,490,142

Tobacco—3.5%
Altria Group, Inc.	686,200	14,540,578
Philip Morris International, Inc.	56,000	2,748,480
Universal Corp.	68,461	3,544,911

		20,833,969

Water Utilities—0.8%
Aqua America, Inc.	174,000	3,189,420
California Water Service Group	47,500	1,839,675

		5,029,095

Total Long-Term Investments (Cost—$594,125,343)—98.5%		594,684,336

Short-Term Securities

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.13% (b)(c)	13,025,768	13,025,768

Total Short-Term Securities (Cost—$13,025,768)—2.2%		13,025,768

Total Investments Before Outstanding Options Written (Cost—$607,151,111*)—100.7%		607,710,104

Options Written	Contracts

Exchange-Traded Call Options Written—(0.2)%
Abbott Laboratories, Strike Price USD 52.50, Expires 5/24/10	200	(7,100)
Abbott Laboratories, Strike Price USD 55, Expires 5/24/10	1,300	(7,150)
Becton Dickinson & Co., Strike Price USD 80, Expires 5/24/10	255	(5,737)
Caterpillar, Inc., Strike Price USD 65, Expires 5/24/10	640	(259,200)
Chubb Corp., Strike Price USD 53.50, Expires 5/28/10	315	(25,803)
Clorox Co., Strike Price USD 65, Expires 5/24/10	250	(24,375)
Coca-Cola Co. (The), Strike Price USD 55, Expires 5/24/10	980	(32,830)
Coca-Cola Co. (The), Strike Price USD 55, Expires 6/02/10	550	(24,370)
Eli Lilly & Co., Strike Price USD 36, Expires 6/21/10	425	(16,575)
Eli Lilly & Co., Strike Price USD 36.50, Expires 5/22/10	519	(7,110)
Emerson Electric Co., Strike Price USD 49, Expires 5/10/10	250	(81,414)
Family Dollar Stores, Inc., Strike Price USD 39, Expires 5/24/10	180	(22,050)
FPL Group, Inc., Strike Price USD 50, Expires 5/24/10	340	(79,050)
International Business Machines Corp., Strike Price USD 130, Expires 6/21/10	60	(15,870)
Kimberly-Clark Corp., Strike Price USD 63.50, Expires 5/24/10	340	(4,295)
Lowe’s Cos., Inc., Strike Price USD 25, Expires 5/24/10	110	(26,455)
Medtronic, Inc., Strike Price USD 46, Expires 5/24/10	1,295	(45,325)
Paychex, Inc., Strike Price USD 32.50, Expires 5/24/10	300	(3,000)
PepsiCo, Inc., Strike Price USD 67.50, Expires 5/24/10	1,200	(19,800)
Pfizer, Inc., Strike Price USD 18, Expires 5/24/10	2,700	(14,850)
Philip Morris International, Inc., Strike Price USD 52.50, Expires 5/24/10	550	(5,775)
Pitney Bowes, Inc., Strike Price USD 25, Expires 5/24/10	810	(60,750)
Progress Energy, Inc., Strike Price USD 40, Expires 6/21/10	1,025	(79,438)
RPM International, Inc., Strike Price USD 20.25, Expires 5/07/10	210	(38,430)
Sherwin-Williams Co. (The), Strike Price USD 75, Expires 6/21/10	125	(55,625)
U.S. Bancorp, Strike Price USD 27, Expires 5/24/10	130	(8,515)
U.S. Bancorp, Strike Price USD 28, Expires 5/24/10	141	(3,736)
U.S. Bancorp, Strike Price USD 28, Expires 6/21/10	320	(19,840)

Options Written	Contracts	Value

Exchange-Traded Call Options Written (concluded)
United Technologies Corp., Strike Price USD 77.25, Expires 6/01/10	100	$(9,726)
Universal Corp., Strike Price USD 55, Expires 5/24/10	35	(2,975)

Total Exchange-Traded Call Options Written		(1,007,169)

Over-the-Counter Call Options Written—(1.1)%
3M Co., Strike Price USD 82, Expires 5/07/10, Broker JPMorgan Chase Securities	33,000	(220,110)
3M Co., Strike Price USD 82.02, Expires 5/10/10, Broker Credit Suisse First Boston	50,000	(335,211)
Abbott Laboratories, Strike Price USD 53.18, Expires 5/14/10, Broker UBS Securities LLC	43,000	(3,883)
Abbott Laboratories, Strike Price USD 53.37, Expires 5/10/10, Broker UBS Securities LLC	17,000	(613)
Air Products & Chemicals, Inc., Strike Price USD 73.91, Expires 5/10/10, Broker UBS Securities LLC	17,000	(51,312)
Altria Group, Inc., Strike Price USD 20.78, Expires 5/10/10, Broker UBS Securities LLC	26,000	(11,469)
Altria Group, Inc., Strike Price USD 21.58, Expires 6/09/10, Broker UBS Securities LLC	351,400	(112,448)
Aqua America, Inc., Strike Price USD 17.72, Expires 5/17/10, Broker Credit Suisse First Boston	96,000	(64,685)
AT&T Inc., Strike Price USD 25.97, Expires 5/21/10, Broker UBS Securities LLC	127,000	(52,271)
AT&T Inc., Strike Price USD 26.51, Expires 6/04/10, Broker Credit Suisse First Boston	26,500	(5,477)
AT&T Inc., Strike Price USD 26.72, Expires 5/28/10, Broker Morgan Stanley & Co., Inc.	232,000	(28,770)
Atmos Energy Corp., Strike Price USD 29.82, Expires 5/13/10, Broker JPMorgan Chase Securities	70,500	(114,435)
Automatic Data Processing, Inc., Strike Price USD 44.72, Expires 5/10/10, Broker Morgan Stanley & Co., Inc.	34,000	(1,717)
Avon Products, Inc., Strike Price USD 34.17, Expires 5/10/10, Broker Morgan Stanley & Co., Inc.	77,000	(6,818)
Bank of Hawaii Corp., Strike Price USD 51.20, Expires 6/25/10, Broker UBS Securities LLC	34,000	(92,570)
BHP Billiton Ltd. - ADR, Strike Price USD 80.86, Expires 5/10/10, Broker Credit Suisse First Boston	56,000	(1,586)
Brown-Forman Corp., Class B, Strike Price USD 59.53, Expires 5/17/10, Broker Morgan Stanley & Co., Inc.	73,000	(23,549)
California Water Service Group, Strike Price USD 38.08, Expires 5/14/10, Broker Credit Suisse First Boston	13,100	(11,419)
California Water Service Group, Strike Price USD 38.08, Expires 5/28/10, Broker Credit Suisse First Boston	13,100	(15,232)
Caterpillar, Inc., Strike Price USD 63.73, Expires 5/10/10, Broker UBS Securities LLC	15,000	(68,312)
CenturyTel, Inc., Strike Price USD 36.51, Expires 6/25/10, Broker Goldman Sachs & Co.	127,000	(11,873)
Chevron Corp., Strike Price USD 81.13, Expires 6/02/10, Broker UBS Securities LLC	133,500	(274,049)
Chevron Corp., Strike Price USD 81.35, Expires 5/27/10, Broker Credit Suisse First Boston	16,000	(27,459)
Chubb Corp., Strike Price USD 52.67, Expires 5/10/10, Broker UBS Securities LLC	37,000	(28,338)
Clorox Co., Strike Price USD 65.22, Expires 5/10/10, Broker Credit Suisse First Boston	30,000	(13,521)
Colgate-Palmolive Co., Strike Price USD 85.73, Expires 5/17/10, Broker UBS Securities LLC	38,500	(17,039)
Cullen/Frost Bankers, Inc., Strike Price USD 56.38, Expires 5/17/10, Broker Credit Suisse First Boston	29,000	(88,583)
Deere & Co., Strike Price USD 61.49, Expires 5/10/10, Broker Credit Suisse First Boston	95,000	(75,038)
E.I. du Pont de Nemours & Co., Strike Price USD 37.71, Expires 5/10/10, Broker Morgan Stanley & Co., Inc.	118,000	(254,056)
Emerson Electric Co., Strike Price USD 49.25, Expires 5/21/10, Broker Credit Suisse First Boston	106,000	(329,282)

See Notes to Financial Statements.

20	SEMI-ANNUAL REPORT	APRIL 30, 2010

Schedule of Investments (continued)	BlackRock Enhanced Dividend AchieversTM Trust (BDJ)
(Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Over-the-Counter Call Options Written (continued)
Exxon Mobil Corp., Strike Price USD 69.03, Expires 6/10/10, Broker JPMorgan Chase Securities	171,000	$(202,207)
FPL Group, Inc., Strike Price USD 48.64, Expires 5/10/10, Broker Credit Suisse First Boston	71,000	(241,968)
General Dynamics Corp., Strike Price USD 76.51, Expires 6/02/10, Broker UBS Securities LLC	30,500	(58,962)
General Dynamics Corp., Strike Price USD 78.75, Expires 5/10/10, Broker Credit Suisse First Boston	77,000	(16,586)
General Electric Co., Strike Price USD 19.18, Expires 6/11/10, Broker Credit Suisse First Boston	115,000	(65,380)
General Mills, Inc., Strike Price USD 71.17, Expires 5/10/10, Broker Credit Suisse First Boston	41,000	(23,914)
Halliburton Co., Strike Price USD 30, Expires 5/10/10, Broker Credit Suisse First Boston	76,000	(105,168)
Hewlett-Packard Co., Strike Price USD 53.27, Expires 5/10/10, Broker Morgan Stanley & Co., Inc.	57,000	(24,496)
Intel Corp., Strike Price USD 22.41, Expires 5/10/10, Broker Morgan Stanley & Co., Inc.	108,000	(65,338)
International Business Machines Corp., Strike Price USD 131.91, Expires 6/08/10, Broker UBS Securities LLC	103,000	(168,982)
Johnson & Johnson, Strike Price USD 65.70, Expires 6/14/10, Broker Citigroup Global Markets	177,000	(106,956)
JPMorgan Chase & Co., Strike Price USD 44.88, Expires 5/10/10, Broker Morgan Stanley & Co., Inc.	158,000	(30,538)
Kimberly-Clark Corp., Strike Price USD 62.69, Expires 6/10/10, Broker JPMorgan Chase Securities	31,000	(16,112)
Kraft Food, Inc., Class A, Strike Price USD 30.65, Expires 5/10/10, Broker UBS Securities LLC	66,000	(3,562)
Linear Technology Corp., Strike Price USD 29.44, Expires 5/27/10, Broker Morgan Stanley & Co., Inc.	53,000	(57,276)
Lowe’s Cos., Inc., Strike Price USD 24.48, Expires 5/10/10, Broker Credit Suisse First Boston	29,000	(77,266)
Lowe’s Cos., Inc., Strike Price USD 25.96, Expires 6/14/10, Broker Morgan Stanley & Co., Inc.	124,500	(216,774)
Marathon Oil Corp., Strike Price USD 31.60, Expires 5/10/10, Broker UBS Securities LLC	89,000	(79,177)
McDonald’s Corp., Strike Price USD 67.63, Expires 5/14/10, Broker Morgan Stanley & Co., Inc.	71,000	(210,553)
McDonald’s Corp., Strike Price USD 71.03, Expires 6/25/10, Broker Credit Suisse First Boston	71,000	(104,734)
McGraw-Hill Cos., Inc., Strike Price USD 35.96, Expires 5/17/10, Broker Credit Suisse First Boston	13,500	(1,336)
McGraw-Hill Cos., Inc., Strike Price USD 36.16, Expires 5/05/10, Broker Credit Suisse First Boston	12,000	(31)
Merck & Co., Inc., Strike Price USD 38.19, Expires 5/10/10, Broker Credit Suisse First Boston	98,000	(935)
Murphy Oil Corp., Strike Price USD 56.70, Expires 5/17/10, Broker Credit Suisse First Boston	126,000	(493,271)
National Fuel Gas Co., Strike Price USD 51.15, Expires 5/17/10, Broker UBS Securities LLC	31,000	(54,902)
Northeast Utilities, Strike Price USD 28.26, Expires 5/14/10, Broker Credit Suisse First Boston	78,000	(23,920)
Northeast Utilities, Strike Price USD 28.26, Expires 5/28/10, Broker Credit Suisse First Boston	78,000	(61,127)
NSTAR, Strike Price USD 35.83, Expires 5/17/10, Broker Credit Suisse First Boston	46,000	(45,172)
Nucor Corp., Strike Price USD 46.31, Expires 5/10/10, Broker UBS Securities LLC	45,000	(18,676)
Pentair, Inc., Strike Price USD 35.03, Expires 5/10/10, Broker Morgan Stanley & Co., Inc.	26,000	(33,347)
PPG Industries, Inc., Strike Price USD 66.94, Expires 5/14/10, Broker Goldman Sachs & Co.	37,500	(132,834)
PPL Corp., Strike Price USD 28.02, Expires 5/10/10, Broker Morgan Stanley & Co., Inc.	48,000	(2,800)
Procter & Gamble Co. (The), Strike Price USD 63.42, Expires 5/18/10, Broker Credit Suisse First Boston	67,000	(22,055)

Options Written	Contracts	Value

Over-the-Counter Call Options Written (concluded)
Procter & Gamble Co. (The), Strike Price USD 63.75, Expires 5/04/10, Broker Deutsche Bank Securities	96,000	$(2,681)
Questar Corp., Strike Price USD 43.47, Expires 5/17/10, Broker Credit Suisse First Boston	120,000	(539,801)
Raytheon Co., Strike Price USD 57.88, Expires 5/10/10, Broker Morgan Stanley & Co., Inc.	80,000	(70,942)
RPM International, Inc., Strike Price USD 21.17, Expires 5/14/10, Broker Credit Suisse First Boston	45,500	(43,489)
RPM International, Inc., Strike Price USD 22.88, Expires 5/27/10, Broker Citigroup Global Markets	54,000	(9,026)
Sysco Corp., Strike Price USD 30.95, Expires 7/06/10, Broker Morgan Stanley & Co., Inc.	57,000	(75,385)
T. Rowe Price Group, Inc., Strike Price USD 53.81, Expires 5/05/10, Broker Morgan Stanley & Co., Inc.	38,000	(141,740)
Target Corp., Strike Price USD 54.34, Expires 6/04/10, Broker Citigroup Global Markets	73,000	(243,506)
TJX Cos., Inc., Strike Price USD 43.24, Expires 5/10/10, Broker UBS Securities LLC	14,000	(43,907)
TJX Cos., Inc., Strike Price USD 43.58, Expires 5/17/10, Broker Goldman Sachs & Co.	43,000	(123,735)
Toronto-Dominion Bank (The), Strike Price USD 73.86, Expires 5/10/10, Broker Credit Suisse First Boston	22,000	(29,764)
Travelers Cos., Inc. (The), Strike Price USD 54.97, Expires 5/10/10, Broker Morgan Stanley & Co., Inc.	100,000	(237)
UGI Corp., Strike Price USD 26.83, Expires 5/17/10, Broker UBS Securities LLC	64,000	(61,626)
Universal Corp., Strike Price USD 54.79, Expires 5/07/10, Broker Citigroup Global Markets	34,000	(6,314)
Valspar Corp., Strike Price USD 29.48, Expires 5/10/10, Broker Morgan Stanley & Co., Inc.	34,000	(63,441)
Vectren Corp., Strike Price USD 24.82, Expires 6/25/10, Broker Goldman Sachs & Co.	20,000	(11,023)
Vectren Corp., Strike Price USD 25.22, Expires 6/08/10, Broker Citigroup Global Markets	21,300	(6,678)
VF Corp., Strike Price USD 80.67, Expires 5/10/10, Broker Credit Suisse First Boston	30,000	(172,500)
VF Corp., Strike Price USD 83.33, Expires 5/27/10, Broker Morgan Stanley & Co., Inc.	11,500	(41,285)
Wal-Mart Stores, Inc., Strike Price USD 54.77, Expires 6/10/10, Broker Morgan Stanley & Co., Inc.	30,500	(18,707)
Wal-Mart Stores, Inc., Strike Price USD 54.96, Expires 6/10/10, Broker Citigroup Global Markets	49,500	(27,483)

Total Over-the-Counter Call Options Written		(6,840,750)

Total Options Written (Premiums Received $7,635,169)—(1.3)%		(7,847,919)

Total Investments Net of Outstanding Options Written—99.4%		599,862,185
Other Assets Less Liabilities—0.6%		3,840,543

Net Assets—100.0%		$603,702,728

*	The cost and unrealized appreciation (depreciation) of investments as of April 30, 2010, as computed for federal income tax purposes, were as follows:

	Aggregate cost	$626,106,142

	Gross unrealized appreciation	$21,364,784
	Gross unrealized depreciation	(39,760,822)

	Net unrealized depreciation	$(18,396,038)

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2010	21

Schedule of Investments (concluded)	BlackRock Enhanced Dividend AchieversTM Trust (BDJ)

(a)	Security, or a portion thereof, pledged as collateral for outstanding options written.
(b)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940 were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2009	Net Activity	Shares/ Beneficial Interest Held at April 30, 2010	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	16,074,127	(3,048,359)	13,025,768	$12,914
BlackRock Liquidity Series, LLC Money Market Series	1,991,000	(1,991,000)	—	$29,864

(c)	Represents current yield as of report date.

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or defined by Trust management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available In the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following tables summarize the inputs used as of April 30, 2010 in determining the investments:

	Investments in Securities

	Valuation Inputs	Level 1	Level 2	Level 3	Total

	Assets:
	Common Stocks[1]	$594,684,336	—	—	$594,684,336
	Short-Term Securities	13,025,768	—	—	13,025,768

	Total	$607,710,104	—	—	$607,710,104

[1]	See above Schedule of Investments for values in each industry.

	Other Financial Instruments[2]

	Valuation Inputs	Level 1	Level 2	Level 3	Total

	Liabilities:	$(816,021)	$(7,031,898)	—	$(7,847,919)

	Total	$(816,021)	$(7,031,898)	—	$(7,847,919)

[2]	Other financial instruments are options which are shown at value.

See Notes to Financial Statements.

22	SEMI-ANNUAL REPORT	APRIL 30, 2010

Schedule of Investments April 30, 2010 (Unaudited)	BlackRock Strategic Dividend AchieversTM Trust (BDT)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Building Products—2.3%
Masco Corp.	425,500	$6,905,865

Capital Markets—2.9%
Eaton Vance Corp.	173,824	6,125,558
Federated Investors, Inc.	106,946	2,579,537

		8,705,095

Chemicals—1.8%
RPM International, Inc.	159,600	3,523,968
Stepan Co.	27,150	2,056,612

		5,580,580

Commercial Banks—13.8%
BancFirst Corp.	28,699	1,266,774
BancorpSouth, Inc.	123,554	2,735,486
Bank of Hawaii Corp.	60,900	3,220,392
Bank of the Ozarks, Inc.	45,459	1,748,808
Chemical Financial Corp.	56,145	1,330,636
Community Bank System, Inc.	72,700	1,793,509
Community Trust Bancorp, Inc.	42,115	1,264,292
Cullen/Frost Bankers, Inc.	96,738	5,742,368
Iberiabank Corp.	24,585	1,515,419
M&T Bank Corp.	84,855	7,412,084
Park National Corp.	35,300	2,418,050
S&T Bancorp, Inc.	55,900	1,344,395
Sterling Bancshares, Inc.	176,778	1,039,455
Trustmark Corp.	107,608	2,634,244
United Bankshares, Inc.	95,775	2,781,306
Valley National Bancorp	160,100	2,600,024
WesBanco, Inc.	65,500	1,262,840

		42,110,082

Commercial Services & Supplies—6.5%
ABM Industries, Inc.	139,330	2,994,202
Avery Dennison Corp.	161,941	6,320,557
HNI Corp.	47,825	1,484,488
McGrath RentCorp	58,461	1,519,401
Mine Safety Appliances Co.	72,700	2,136,653
Pitney Bowes, Inc.	215,675	5,478,145

		19,933,446

Computers & Peripherals—0.9%
Diebold, Inc.	88,130	2,762,875

Construction Materials—1.8%
Vulcan Materials Co.	93,600	5,361,408

Containers & Packaging—2.5%
Bemis Co., Inc.	95,162	2,893,877
Myers Industries, Inc.	120,148	1,304,807
Sonoca Products Co.	103,700	3,435,581

		7,634,265

Distributors—2.0%
Genuine Parts Co.	144,954	6,204,031

Diversified Consumer Services—1.9%
H&R Block, Inc.	312,321	5,718,598

Diversified Telecommunication—0.9%
CenturyTel, Inc.	81,000	2,762,910

Electric Utilities—0.5%
MGE Energy, Inc.	40,771	1,498,742

Electrical Equipment—1.9%
AO Smith Corp.	37,214	1,921,359
Brady Corp.	113,991	3,916,731

		5,838,090

Common Stocks	Shares	Value

Energy Equipment & Services—0.9%
Helmerich & Payne, Inc.	70,940	$2,881,583

Food & Staples Retailing—1.6%
SUPERVALU, Inc.	327,400	4,878,260

Food Products—5.1%
Hormel Foods Corp.	143,144	5,834,550
J.M. Smucker Co. (The)	117,405	7,169,923
Lancaster Colony Corp.	47,100	2,589,087

		15,593,560

Gas Utilities—6.8%
Atmos Energy Corp.	94,562	2,797,144
National Fuel Gas Co.	72,800	3,787,056
New Jersey Resources Corp.	75,059	2,831,976
Northwest Natural Gas Co.	58,621	2,778,049
Piedmont Natural Gas Co.	100,900	2,774,750
UGI Corp.	105,822	2,909,047
WGL Holdings, Inc.	80,585	2,880,108

		20,758,130

Health Care Equipment & Supplies—2.4%
Beckman Coulter, Inc.	44,191	2,757,519
Meridian Bioscience, Inc.	67,081	1,340,949
Teleflex, Inc.	52,600	3,225,432

		7,323,900

Household Durables—4.7%
Fortune Brands, Inc.	57,889	3,034,541
Leggett & Platt, Inc.	158,833	3,896,174
Stanley Black & Decker, Inc.	120,548	7,492,058

		14,422,773

Industrial Conglomerates—0.9%
Otter Tail Corp.	58,061	1,290,116
Raven Industries, Inc.	48,181	1,462,775

		2,752,891

Insurance—6.5%
Arthur J. Gallagher & Co.	109,400	2,873,938
Cincinnati Financial Corp.	186,242	5,289,273
Erie Indemnity Co., Class A	71,076	3,291,530
Harleysville Group, Inc.	49,000	1,568,980
Mercury General Corp.	72,200	3,248,278
Old Republic International Corp.	240,120	3,604,201

		19,876,200

Leisure Equipment & Products—1.3%
Polaris Industries, Inc.	69,300	4,100,481

Machinery—4.1%
Dover Corp.	143,975	7,518,375
NACCO Industries, Inc.	30,426	2,645,236
Tennant Co.	71,002	2,448,859

		12,612,470

Media—1.6%
Gannet Co., Inc.	101,200	1,722,424
Harte-Hanks, Inc.	123,912	1,784,333
Meredith Corp.	36,093	1,296,821

		4,803,578

Multi-Utilities—3.8%
Black Hills Corp.	59,700	1,963,533
Integrys Energy Group, Inc.	80,000	3,968,800
MDU Resources Group, Inc.	140,100	2,970,120
Vectren Corp.	111,250	2,782,362

		11,684,815

Multiline Retail—2.6%
Nordstrom, Inc.	192,526	7,957,100

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2010	23

Schedule of Investments (continued)	BlackRock Strategic Dividend AchieversTM Trust (BDT)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Real Estate Investment Trusts (REITs)—9.7%
EastGroup Properties, Inc.	42,000	$1,716,960
Getty Realty Corp.	92,790	2,298,408
HCP, Inc.	75,663	2,430,296
Home Properties, Inc.	48,734	2,421,592
Liberty Property Trust	66,400	2,244,984
National Retail Properties, Inc.	94,741	2,229,256
Realty Income Corp.	72,518	2,377,865
Regency Centers Corp.	44,182	1,813,671
Sovran Self Storage, Inc.	75,780	2,795,524
UDR, Inc.	153,300	3,113,523
Universal Health Realty Income Trust	53,925	1,791,389
Washington REIT	66,800	2,100,860
Weingarten Realty Investors	99,132	2,291,932

		29,626,260

Semiconductors & Semiconductor Equipment—2.1%
Linear Technology Corp. (a)	215,900	6,489,954

Thrifts & Mortgage Finance—0.9%
First Niagara Financial Group, Inc.	189,515	2,634,258

Tobacco—1.6%
Universal Corp.	36,308	1,880,028
Vector Group Ltd.	190,468	3,121,771

		5,001,799

Trading Companies & Distributors—2.3%
Fastenal Co.	130,592	7,142,076

Water Utilities—0.8%
American States Water Co.	33,425	1,247,421
California Water Service Group	33,659	1,303,613

		2,551,034

Total Long-Term Investments (Cost—$287,314,420)—99.4%		304,107,109

Short-Term Securities

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.13% (b)(c)	5,868,505	5,868,505

Total Short-Term Securities (Cost—$5,868,505)—1.9%		5,868,505

Total Investments Before Outstanding Options Written (Cost—$293,182,925*)—101.3%		309,975,614

Options Written	Contracts

Exchange-Traded Call Options Written—(0.4)%
AO Smith Corp., Strike Price USD 55, Expires 6/21/10	75	(4,687)
BancorpSouth, Inc., Strike Price USD 22.50, Expires 5/24/10	250	(8,750)
Beckman Coulter, Inc., Strike Price USD 65, Expires 5/24/10	88	(2,640)
Bemis Co., Inc., Strike Price USD 30, Expires 5/24/10	190	(15,675)
Brady Corp., Strike Price USD 30, Expires 5/24/10	230	(115,000)
Community Bank System, Inc., Strike Price USD 25, Expires 6/21/10	145	(19,213)
Cullen/Frost Bankers, Inc., Strike Price USD 58.75, Expires 6/21/10	195	(33,825)
Diebold, Inc., Strike Price USD 35, Expires 5/24/10	30	(450)
Dover Corp., Strike Price USD 47.25, Expires 5/24/10	290	(145,153)
EastGroup Properties, Inc., Strike Price USD 40, Expires 6/21/10	84	(14,700)
Fortune Brands, Inc., Strike Price USD 50, Expires 5/24/10	115	(31,338)
Gannet Co., Inc., Strike Price USD 19, Expires 5/24/10	200	(2,000)
Genuine Parts Co., Strike Price USD 42.75, Expires 7/06/10	290	(35,957)
H&R Block, Inc., Strike Price USD 19, Expires 5/24/10	220	(5,500)
H&R Block, Inc., Strike Price USD 19, Expires 6/21/10	315	(17,701)
Helmerich & Payne, Inc., Strike Price USD 40, Expires 5/24/10	140	(26,600)

Options Written	Contracts	Value

Exchange-Traded Call Options Written (concluded)
HNI Corp., Strike Price USD 30, Expires 6/21/10	95	$(19,000)
Home Properties, Inc., Strike Price USD 50, Expires 6/21/10	100	(13,500)
Iberiabank Corp., Strike Price USD 60, Expires 5/24/10	50	(16,500)
Lancaster Colony Corp., Strike Price USD 60, Expires 5/24/10	100	(6,000)
Liberty Property Trust - REIT, Strike Price USD 35, Expires 5/24/10	130	(5,200)
M&T Bank Corp., Strike Price USD 85, Expires 5/24/10	170	(68,000)
Meridian Bioscience, Inc., Strike Price USD 20, Expires 6/21/10	135	(12,488)
Mine Safety Appliances Co., Strike Price USD 30, Expires 6/21/10	145	(12,325)
National Fuel Gas Co., Strike Price USD 55, Expires 5/24/10	145	(8,337)
Nordstrom, Inc., Strike Price USD 44, Expires 5/24/10	385	(27,143)
Old Republic International Corp., Strike Price USD 12.50, Expires 5/24/10	480	(122,400)
Pitney Bowes, Inc., Strike Price USD 25, Expires 5/24/10	430	(32,250)
Polaris Industries, Inc., Strike Price USD 55, Expires 6/21/10	139	(79,925)
Regency Centers Corp., Strike Price USD 40, Expires 5/24/10	88	(16,060)
RPM International, Inc., Strike Price USD 20.25, Expires 5/07/10	320	(58,560)
Sovran Self Storage, Inc., Strike Price USD 35, Expires 5/24/10	152	(34,200)
Sterling Bancshares, Inc., Strike Price USD 6.10, Expires 5/13/10	175	(2,819)
Sterling Bancshares, Inc., Strike Price USD 6.20, Expires 6/14/10	178	(7,118)
United Bankshares, Inc., Strike Price USD 30, Expires 5/24/10	10	(375)
Vulcan Materials Co., Strike Price USD 50, Expires 5/24/10	187	(143,055)
Weingarten Realty Investors, Strike Price USD 25, Expires 7/19/10	202	(12,120)
WGL Holdings, Inc., Strike Price USD 35, Expires 5/24/10	160	(16,400)

Total Exchange-Traded Call Options Written		(1,192,964)

Over-the-Counter Call Options Written—(0.4)%
ABM Industries, Inc., Strike Price USD 21.58, Expires 6/14/10, Broker Credit Suisse First Boston	28,000	(15,943)
American States Water Co., Strike Price USD 38.38, Expires 5/18/10, Broker Morgan Stanley & Co., Inc.	6,700	(1,962)
Arthur J. Gallagher & Co., Strike Price USD 25.32, Expires 5/28/10, Broker UBS Securities LLC	21,900	(26,415)
Atmos Energy Corp., Strike Price USD 29.82, Expires 5/13/10, Broker JPMorgan Chase Securities	19,000	(30,841)
Avery Dennison Corp., Strike Price USD 37.87, Expires 6/04/10, Broker Credit Suisse First Boston	32,500	(57,123)
BancFirst Corp., Strike Price USD 44.37, Expires 6/08/10, Broker Citigroup Global Markets	5,500	(6,104)
Bank of Hawaii Corp., Strike Price USD 51.20, Expires 6/25/10, Broker UBS Securities LLC	12,000	(32,672)
Bank of the Ozarks, Inc., Strike Price USD 37.74, Expires 6/08/10, Broker Morgan Stanley & Co., Inc.	9,000	(15,714)
Black Hills Corp., Strike Price USD 31.94, Expires 5/13/10, Broker Morgan Stanley & Co., Inc.	12,000	(13,143)
California Water Service Group, Strike Price USD 38.08, Expires 5/14/10, Broker Credit Suisse First Boston	3,400	(2,964)
California Water Service Group, Strike Price USD 38.08, Expires 5/28/10, Broker Credit Suisse First Boston	3,400	(3,953)
CenturyTel, Inc., Strike Price USD 36.51, Expires 6/25/10, Broker Goldman Sachs & Co.	16,000	(1,496)
Chemical Financial Corp., Strike Price USD 24.33, Expires 6/16/10, Broker Morgan Stanley & Co., Inc.	11,500	(8,742)
Cincinnati Financial Corp., Strike Price USD 29.65, Expires 6/01/10, Broker Citigroup Global Markets	37,000	(6,161)
Community Trust Bancorp, Inc., Strike Price USD 27.77, Expires 5/28/10, Broker Morgan Stanley & Co., Inc.	8,500	(19,813)
Diebold, Inc., Strike Price USD 35.68, Expires 6/16/10, Broker Credit Suisse First Boston	14,500	(1,209)

See Notes to Financial Statements.

24	SEMI-ANNUAL REPORT	APRIL 30, 2010

Schedule of Investments (continued)	BlackRock Strategic Dividend AchieversTM Trust (BDT)
(Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Over-the-Counter Call Options Written (continued)
Eaton Vance Corp., Strike Price USD 34.69, Expires 6/08/10, Broker Deutsche Bank Securities	35,000	$(56,238)
Erie Indemnity Co., Class A, Strike Price USD 43.18, Expires 5/05/10, Broker Morgan Stanley & Co., Inc.	14,200	(40,214)
Fastnel Co., Strike Price USD 57.58, Expires 6/24/10, Broker Morgan Stanley & Co., Inc.	26,000	(25,740)
First Niagara Financial Group, Inc., Strike Price USD 14.15, Expires 6/10/10, Broker Morgan Stanley & Co., Inc.	37,900	(10,669)
Getty Realty Corp., Strike Price USD 24.34, Expires 5/10/10, Broker Morgan Stanley & Co., Inc.	18,600	(9,265)
Harleysville Group, Inc., Strike Price USD 33.13, Expires 5/28/10, Broker Morgan Stanley & Co., Inc.	9,800	(2,500)
Harte-Hanks, Inc., Strike Price USD 13.08, Expires 6/01/10, Broker Credit Suisse First Boston	25,000	(36,138)
HCP, Inc., Strike Price USD 32, Expires 6/25/10, Broker Deutsche Bank Securities	15,000	(20,125)
Hormel Foods Corp., Strike Price USD 42.12, Expires 5/12/10, Broker JPMorgan Chase Securities	29,000	(3,553)
Integrys Energy Group, Inc., Strike Price USD 50.18, Expires 6/29/10, Broker Goldman Sachs & Co.	16,000	(23,542)
J.M. Smucker Co. (The), Strike Price USD 60.82, Expires 5/14/10, Broker UBS Securities LLC	23,500	(16,398)
Leggett & Platt, Inc., Strike Price USD 21.59, Expires 5/12/10, Broker Morgan Stanley & Co., Inc.	32,000	(93,952)
Linear Technology Corp., Strike Price USD 29.44, Expires 5/27/10, Broker Morgan Stanley & Co., Inc.	43,000	(46,469)
Masco Corp., Strike Price USD 16.69, Expires 6/01/10, Broker Credit Suisse First Boston	85,000	(45,024)
McGrath RentCorp, Strike Price USD 25.35, Expires 5/28/10, Broker Morgan Stanley & Co., Inc.	11,500	(12,154)
MDU Resources Group, Inc., Strike Price USD 22, Expires 5/27/10, Broker Goldman Sachs & Co.	14,000	(3,025)
MDU Resources Group, Inc., Strike Price USD 22.57, Expires 5/27/10, Broker Citigroup Global Markets	14,000	(1,467)
Mercury General Corp., Strike Price USD 42.96, Expires 5/07/10, Broker Citigroup Global Markets	14,500	(29,435)
MGE Energy, Inc., Strike Price USD 35.20, Expires 5/07/10, Broker UBS Securities LLC	8,100	(12,636)
Myers Industries, Inc., Strike Price USD 11.44, Expires 6/25/10, Broker UBS Securities LLC	24,000	(8,171)
Nacco Industries, Inc., Strike Price USD 90.90, Expires 5/28/10, Broker Credit Suisse First Boston	6,100	(24,482)
National Retail Properties, Inc., Strike Price USD 23.27, Expires 5/26/10, Broker Deutsche Bank Securities	19,000	(12,200)
New Jersey Resources Corp., Strike Price USD 38.27, Expires 5/20/10, Broker Morgan Stanley & Co., Inc.	15,000	(16,186)
Northwest Natural Gas Co., Strike Price USD 47.31, Expires 5/05/10, Broker Credit Suisse First Boston	11,700	(5,908)
Otter Tail Corp., Strike Price USD 23.05, Expires 5/27/10, Broker Morgan Stanley & Co., Inc.	11,600	(1,783)
Park National Corp., Strike Price USD 69.74, Expires 5/28/10, Broker Credit Suisse First Boston	7,100	(10,331)
Piedmont Natural Gas Co., Inc., Strike Price USD 28.50, Expires 5/28/10, Broker Credit Suisse First Boston	20,200	(11,487)
Raven Industries, Inc., Strike Price USD 30.39, Expires 5/28/10, Broker Morgan Stanley & Co., Inc.	9,600	(9,560)
Realty Income Corp., Strike Price USD 31.96, Expires 6/08/10, Broker Deutsche Bank Securities	14,500	(16,865)
S&T Bancorp, Inc., Strike Price USD 24.46, Expires 6/15/10, Broker Credit Suisse First Boston	11,000	(8,646)
Sonoca Products Co., Strike Price USD 32.26, Expires 6/08/10, Broker Morgan Stanley & Co., Inc.	21,000	(27,126)
Stanley Black & Decker, Inc., Strike Price USD 59.59, Expires 5/13/10, Broker Deutsche Bank Securities	22,000	(62,942)
Stepan Co., Strike Price USD 58.25, Expires 6/01/10, Broker Morgan Stanley & Co., Inc.	5,400	(94,792)

Options Written	Contracts	Value

Over-the-Counter Call Options Written (concluded)
SUPERVALU, Inc., Strike Price USD 16.30, Expires 5/06/10, Broker Credit Suisse First Boston	65,500	$(370)
Teleflex, Inc., Strike Price USD 67.12, Expires 6/15/10, Broker Credit Suisse First Boston	10,500	(516)
Tennant Co., Strike Price USD 26.88, Expires 5/28/10, Broker Credit Suisse First Boston	14,000	(106,731)
Trustmark Corp., Strike Price USD 25.25, Expires 5/27/10, Broker UBS Securities LLC	21,500	(5,471)
UDR, Inc., Strike Price USD 19.35, Expires 6/01/10, Broker Credit Suisse First Boston	30,500	(36,526)
UGI Corp., Strike Price USD 27.14, Expires 6/23/10, Broker Citigroup Global Markets	21,200	(21,343)
United Bankshares, Inc., Strike Price USD 26.87, Expires 5/14/10, Broker Morgan Stanley & Co., Inc.	17,500	(38,275)
Universal Corp., Strike Price USD 54.79, Expires 5/07/10, Broker Citigroup Global Markets	7,300	(1,356)
Universal Health Realty Income Trust, Strike Price USD 36, Expires 5/12/10, Broker Credit Suisse First Boston	11,000	(164)
Valley National Bancorp, Strike Price USD 14.61, Expires 5/07/10, Broker UBS Securities LLC	31,000	(50,530)
Vector Group Ltd., Strike Price USD 16.06, Expires 6/23/10, Broker Citigroup Global Markets	38,000	(18,465)
Vectren Corp., Strike Price USD 24.82, Expires 6/25/10, Broker Goldman Sachs & Co.	9,000	(4,960)
Vectren Corp., Strike Price USD 25.22, Expires 6/08/10, Broker Citigroup Global Markets	13,300	(4,170)
Washington REIT, Strike Price USD 31.57, Expires 6/15/10, Broker Credit Suisse First Boston	13,500	(13,328)
WesBanco, Inc., Strike Price USD 16.40, Expires 5/14/10, Broker Morgan Stanley & Co., Inc.	13,000	(37,440)

Total Over-the-Counter Call Options Written		(1,382,923)

Total Options Written (Premiums Received $1,601,503)—(0.8)%		(2,575,887)

Total Investments Net of Outstanding Options Written—100.5%		307,399,727
Liabilities in Excess of Other Assets—(0.5)%		(1,466,693)

Net Assets—100.0%		$305,933,034

*	The cost and unrealized appreciation (depreciation) of investments as of April 30, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$295,116,990

Gross unrealized appreciation	$39,211,355
Gross unrealized depreciation	(24,352,731)

Net unrealized appreciation	$14,858,624

(a)	Security, or a portion thereof, pledged as collateral for outstanding options written.
(b)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940 were as follows:

Affiliate	Shares Held at October 31, 2009	Net Activity	Shares Held at April 30, 2010	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	3,951,206	1,917,299	5,868,505	$2,938

(c)	Represents current yield as of report date.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2010	25

Schedule of Investments (concluded)	BlackRock Strategic Dividend AchieversTM Trust (BDT)

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or defined by Trust management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available In the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following tables summarize the inputs used as of April 30, 2010 in determining the investments:

Investments in Securities

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks[1]	$304,107,109	—	—	$304,107,109
Short-Term Securities	5,868,505	—	—	5,868,505

Total	$309,975,614	—	—	$309,975,614

[1]	See above Schedule of Investments for values in each industry.

Other Financial Instruments[2]

Valuation Inputs	Level 1	Level 2	Level 3	Total

Liabilities:	$(891,831)	$(1,684,056)	—	$(2,575,887)

Total	$(891,831)	$(1,684,056)	—	$(2,575,887)

[2]	Other financial instruments are options which are shown at value.

See Notes to Financial Statements.

26	SEMI-ANNUAL REPORT	APRIL 30, 2010

Schedule of Investments April 30, 2010 (Unaudited)	BlackRock EcoSolutions Investment Trust (BQR)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Auto Components—0.9%
Johnson Controls, Inc. (a)	34,700	$1,165,573

Building Products—0.2%
Kingspan Group Plc (b)	23,600	220,070

Chemicals—23.9%
Agrium, Inc.	47,150	2,942,631
CF Industries Holdings, Inc.	13,650	1,142,095
Incitec Pivot Ltd.	349,600	1,033,611
Israel Chemicals Ltd.	90,000	1,077,252
Johnson Matthey Plc	100,000	2,659,507
K+S AG	20,000	1,150,177
Makhteshim-Agan Industries Ltd.	190,000	797,504
Monsanto Co.	50,300	3,171,918
Mosaic Co. (The)	47,700	2,439,378
Nalco Holding Co.	53,800	1,330,474
Novozymes A/S	6,400	769,484
Nufarm Ltd.	90,360	634,370
Potash Corp. of Saskatchewan, Inc.	30,400	3,359,200
Sinofert Holdings Ltd.	3,661,500	1,961,158
Syngenta AG	11,600	2,939,089
Umicore	54,000	1,974,538
Wacker Chemie AG (b)	9,700	1,416,902

		30,799,288

Commercial Services & Supplies—2.6%
Tetra Tech, Inc. (b)	107,600	2,620,060
Tianjin Capital Environmental Protection Group Co. Ltd.	2,083,000	700,684

		3,320,744

Construction & Engineering—2.0%
Insituform Technologies, Inc. (b)	20,400	488,988
Layne Christensen Co. (b)	14,000	383,320
Quanta Services, Inc. (b)	27,400	551,562
Shaw Group, Inc. (The) (b)	29,200	1,117,776

		2,541,646

Diversified Financial Services—0.4%
Climate Exchange Plc (b)	47,500	539,632

Electric Utilities—3.1%
Acciona SA	5,450	540,208
FPL Group, Inc.	37,200	1,936,260
Iberdrola SA	183,500	1,456,265

		3,932,733

Electrical Equipment—7.0%
American Superconductor Corp. (b)	54,000	1,575,720
First Solar, Inc. (b)(c)	6,200	890,010
Gamesa Corp. Tecnologica SA	75,100	922,822
General Cable Corp. (b)	12,900	368,553
Nordex SE (b)	18,900	195,923
Renewable Energy Corp. AS (b)	47,300	160,708
Roper Industries, Inc.	15,900	970,218
Solarworld AG	55,700	805,202
SunPower Corp., Class A(b)	18,350	303,693
Suntech Power Holdings Co. Ltd. - ADR (b)(c)	15,700	213,520
Vestas Wind Systems A/S (b)	43,200	2,635,960

		9,042,329

Electronic Equipment, Instruments & Components—3.5%
Itron, Inc. (b)(a)	41,100	3,271,971
Trimble Navigation Ltd. (b)	36,210	1,184,429

		4,456,400

Food Products—11.3%
Agria Corp. - ADR (b)	100,000	183,000
Archer-Daniels-Midland Co. (a)	54,800	1,531,112
BrasilAgro - Companhia Brasileira de Propriedades Agricolas (b)	525,200	2,776,694
Bunge Ltd.	32,900	1,742,055

Common Stocks	Shares	Value

Food Products (concluded)
Cosan Ltd. (b)	113,400	$1,204,308
Cresud SACIF y A - ADR	63,240	887,257
Illovo Sugar Ltd.	234,900	924,476
IOI Corp. Bhd	533,333	905,253
Sao Martinho SA	200,000	1,800,661
SLC Agricola SA	150,000	1,408,313
SunOpta, Inc. (b)	90,000	407,700
Viterra, Inc. (b)	62,346	527,836
Wilmar International Ltd.	55,000	276,158

		14,574,823

Independent Power Producers & Energy Traders—2.3%
EDF Energies Nouvelles SA	17,800	803,364
Iberdrola Renovables SA	351,600	1,363,092
Ormat Technologies, Inc. (a)	23,300	742,338

		2,908,794

Industrial Conglomerates—0.5%
Orkla ASA	72,500	610,862

Machinery—8.0%
AGCO Corp. (b)	30,500	1,068,110
CNH Global NV (b)	38,900	1,179,837
Deere & Co.	25,800	1,543,356
Duoyuan Global Water, Inc. - ADR (b)	6,900	184,092
IDEX Corp.	16,400	551,040
Kurita Water Industries Ltd.	71,900	2,079,101
Pentair, Inc.	60,300	2,180,448
Watts Water Technologies, Inc.	40,500	1,436,940

		10,222,924

Multi-Utilities—1.9%
Hera SpA	486,500	1,032,697
Suez Environnement Co.	12,425	269,290
United Utilities Group Plc	91,181	746,163
Veolia Environnement	11,700	367,561

		2,415,711

Oil, Gas & Consumable Fuels—2.0%
Cheniere Energy, Inc. (b)	12,500	51,875
D1 Oils Plc (b)	360,099	24,794
Rentech, Inc. (b)	500,000	625,000
Sasol Ltd.	33,500	1,355,477
Sasol Ltd. - ADR (a)	13,900	565,035

		2,622,181

Paper & Forest Products—0.9%
Fibria Celulose SA - ADR (b)	29,800	591,530
Precious Woods Holding AG (b)	20,000	613,672

		1,205,202

Real Estate Investment Trusts (REITs)—2.0%
Plum Creek Timber Co., Inc.	37,500	1,492,500
Rayonier, Inc.	22,850	1,119,193

		2,611,693

Road & Rail—0.9%
All America Latina Logistica SA	133,000	1,189,788

Semiconductors & Semiconductor Equipment—0.2%
MEMC Electronic Materials, Inc. (b)	21,800	282,746

Water Utilities—20.8%
American States Water Co.	52,700	1,966,764
American Water Works Co., Inc	74,100	1,613,898
Aqua America, Inc.	134,200	2,459,886
Artesian Resources Corp., Class A	39,400	746,236
Athens Water Supply & Sewage Co. SA (The)	89,950	745,037
California Water Service Group	54,300	2,103,039
Cascal NV	62,200	419,228
China Water Affairs Group Ltd.	4,556,000	1,824,935
Cia de Saneamento Basico do Estado de Sao Paulo	81,000	1,562,917

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2010	27

Schedule of Investments (continued)	BlackRock EcoSolutions Investment Trust (BQR)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Water Utilities (concluded)
Cia de Saneamento de Minas Gerias-COPASA	160,000	$2,319,574
Hyflux Ltd.	665,000	1,669,356
Inversiones Aguas Metropolitanas SA	1,500,000	1,965,507
Manila Water Co., Inc.	5,610,000	1,916,030
Northumbrian Water Group Plc	430,900	1,781,654
Pennon Group Plc	215,200	1,709,549
Severn Trent Plc	113,500	2,007,008

		26,810,618

Total Common Stocks—94.4%		121,473,757

Rights—0.0%

Electrical Equipment—0.0%
Renewable Energy Corp. ASA (b)	23,650	32,795

Total Long-Term Investments (Cost—$165,028,045)—94.4%		121,506,552

Short-Term Securities	Shares/ Beneficial Interest

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.13% (d)(e)	5,681,918	5,681,918
BlackRock Liquidity Series, LLC, Money Market Series, 0.24% (d)(e)(f)	646,850	646,850

Total Short-Term Securities (Cost—$6,328,768)—4.9%		6,328,768

Total Investments Before Outstanding Options Written (Cost—$171,356,813*)—99.3%		127,835,320

Options Written	Contracts

Exchange-Traded Call Options Written—(0.3)%
Agrium, Inc., Strike Price USD 70, Expires 5/24/10	222	(7,770)
American Superconductor Corp., Strike Price USD 30, Expires 5/24/10	124	(18,290)
American Superconductor Corp., Strike Price USD 31, Expires 5/24/10	120	(12,900)
Archer-Daniels-Midland Co., Strike Price USD 30, Expires 5/24/10	250	(4,375)
CF Industries Holdings, Inc., Strike Price USD 90, Expires 5/24/10	62	(6,975)
Cheniere Energy, Inc., Strike Price USD 5, Expires 5/24/10	56	(840)
CNH Global NV, Strike Price USD 30, Expires 5/24/10	10	(1,425)
Deere & Co., Strike Price USD 60, Expires 5/24/10	120	(24,120)
First Solar, Inc., Strike Price USD 120, Expires 5/24/10	15	(35,925)
First Solar, Inc., Strike Price USD 140, Expires 5/24/10	13	(9,978)
FPL Group, Inc., Strike Price USD 50, Expires 5/24/10	170	(39,525)
Itron, Inc., Strike Price USD 70, Expires 5/24/10	10	(10,650)
Itron, Inc., Strike Price USD 75, Expires 5/24/10	175	(105,875)
Johnson Controls, Inc., Strike Price USD 33, Expires 5/24/10	57	(8,265)
Johnson Controls, Inc., Strike Price USD 34, Expires 5/24/10	99	(8,910)
MEMC Electronic Materials, Inc., Strike Price USD 17, Expires 5/24/10	98	(294)
Mosaic Co. (The), Strike Price USD 60, Expires 5/24/10	215	(3,977)
Nalco Holding Co., Strike Price USD 25, Expires 5/24/10	245	(14,700)
Ormat Technologies, Inc., Strike Price USD 30, Expires 5/24/10	105	(24,150)
Potash Corp. of Saskatchewan, Inc., Strike Price USD 115, Expires 5/24/10	135	(25,853)
Quanta Services, Inc., Strike Price USD 20, Expires 5/24/10	125	(9,687)
Shaw Group, Inc. (The), Strike Price USD 36, Expires 5/24/10	132	(35,310)
SunOpta, Inc., Strike Price USD 5, Expires 6/21/10	400	(12,000)
SunPower Corp., Class A, Strike Price USD 20, Expires 5/24/10	82	(1,025)

Options Written	Contracts	Value

Exchange-Traded Call Options Written (concluded)
Suntech Power Holdings Co. Ltd. - ADR, Strike Price USD 15, Expires 5/24/10	70	$(1,575)

Total Exchange-Traded Call Options Written		(424,394)

Over-the-Counter Call Options Written—(0.8)%
Acciona SA, Strike Price EUR 84.23, Expires 6/03/10, Broker UBS Securities LLC	2,500	(809)
All America Latina Logistica SA, Strike Price BRL 15.44, Expires 6/09/10, Broker Goldman Sachs & Co.	59,900	(29,282)
American States Water Co., Strike Price USD 38.38, Expires 5/18/10, Broker Morgan Stanley & Co., Inc.	23,700	(6,942)
American Water Works Co., Inc., Strike Price USD 21.46, Expires 5/27/10, Broker Citigroup Global Markets	33,400	(25,796)
Aqua America, Inc., Strike Price USD 18.28, Expires 5/18/10, Broker Citigroup Global Markets	60,400	(19,074)
Artesian Resources Corp., Class A, Strike Price USD 17.75, Expires 5/17/10, Broker Morgan Stanley & Co., Inc.	17,700	(21,152)
Athens Water Supply & Sewage Co. SA (The), Strike Price EUR 6.06, Expires 6/03/10, Broker Citigroup Global Markets	20,000	(9,982)
Athens Water Supply & Sewage Co. SA (The), Strike Price EUR 6.20, Expires 5/19/10, Broker Citigroup Global Markets	20,500	(6,090)
BrasilAgro - Companhia Brasileira de Propriedades Agricolas, Strike Price BRL 8.79, Expires 6/09/10, Broker Goldman Sachs & Co.	118,200	(45,291)
BrasilAgro - Companhia Brasileira de Propriedades Agricolas, Strike Price BRL 8.79, Expires 6/16/10, Broker Goldman Sachs & Co.	118,200	(47,643)
Bunge Ltd., Strike Price USD 62.35, Expires 5/05/10, Broker Goldman Sachs & Co.	14,800	—
California Water Service Group, Strike Price USD 38.08, Expires 5/14/10, Broker Credit Suisse First Boston	12,200	(10,635)
California Water Service Group, Strike Price USD 38.08, Expires 5/28/10, Broker Credit Suisse First Boston	12,200	(14,186)
Cascal NV, Strike Price USD 6.72, Expires 5/27/10, Broker Citigroup Global Markets	9,100	(3,020)
Cascal NV, Strike Price USD 7.32, Expires 5/18/10, Broker Credit Suisse First Boston	18,900	(1,455)
China Water Affairs Group Ltd., Strike Price HKD 3.41, Expires 6/07/10, Broker Morgan Stanley & Co., Inc.	2,050,000	(13,195)
Cia de Saneamento Basico do Estado de Sao Paulo, Strike Price BRL 34.74, Expires 6/09/10, Broker Credit Suisse First Boston	36,500	(12,885)
Cia de Saneamento de Minas Gerais-COPASA, Strike Price BRL 25.54, Expires 6/09/10, Broker Goldman Sachs & Co.	72,000	(29,376)
Climate Exchange Plc, Strike Price GBP 4.72, Expires 5/19/10, Broker UBS Securities LLC	21,400	(88,971)
CNH Global NV, Strike Price USD 33.37, Expires 5/13/10, Broker Morgan Stanley & Co., Inc.	16,500	(1,024)
Cosan Ltd., Strike Price USD 9.50, Expires 5/07/10, Broker Morgan Stanley & Co., Inc.	50,000	(56,018)
Cresud SACIF y A - ADR, Strike Price USD 14.02, Expires 5/13/10, Broker Citigroup Global Markets	28,500	(11,334)
Duoyuan Global Water, Inc. - ADR, Strike Price USD 28.56, Expires 5/18/10, Broker Morgan Stanley & Co., Inc.	3,100	(2,195)
EDF Energies Nouvelles SA, Strike Price EUR 35.72, Expires 5/19/10, Broker Citigroup Global Markets	8,000	(1,006)
Fibria Celulose SA - ADR, Strike Price USD 23, Expires 5/18/10, Broker Credit Suisse First Boston	13,500	(1,516)
Gamesa Corp. Tecnologica SA, Strike Price EUR 10.43, Expires 5/12/10, Broker BNP Paribas	33,800	(2,446)
General Cable Corp., Strike Price USD 29.80, Expires 5/20/10, Broker UBS Securities LLC	5,800	(4,243)
Hera SpA, Strike Price EUR 1.76, Expires 5/12/10, Broker Morgan Stanley & Co., Inc.	219,000	(3)

See Notes to Financial Statements.

28	SEMI-ANNUAL REPORT	APRIL 30, 2010

Schedule of Investments (continued)	BlackRock EcoSolutions Investment Trust (BQR)
(Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Over-the-Counter Call Options Written (continued)
Hyflux Ltd., Strike Price SGD 3.51, Expires 6/07/10, Broker Goldman Sachs & Co.	300,000	$(16,068)
Iberdrola Renovables SA, Strike Price EUR 3.17, Expires 5/12/10, Broker Morgan Stanley & Co., Inc.	158,000	(330)
Iberdrola SA, Strike Price EUR 6.01, Expires 6/03/10, Broker Credit Suisse First Boston	82,000	(10,469)
Idex Corp., Strike Price USD 33.04, Expires 5/10/10, Broker Credit Suisse First Boston	7,400	(5,393)
Illovo Sugar Ltd., Strike Price ZAR 30.60, Expires 5/26/10, Broker Credit Suisse First Boston	105,700	(2,911)
Incitec Pivot Ltd., Strike Price AUD 3.35, Expires 6/07/10, Broker JPMorgan Chase Securities	157,000	(15,054)
Insituform Technologies, Inc., Strike Price USD 28.22, Expires 5/13/10, Broker Citigroup Global Markets	9,000	(35)
Inversiones Aguas Metropolitanas SA, Strike Price CLP 656.60, Expires 6/09/10, Broker Credit Suisse First Boston	675,000	(42,734)
IOI Corp. Bhd, Strike Price MYR 5.48, Expires 6/28/10, Broker JPMorgan Chase Securities	240,000	(6,552)
Israel Chemicals Ltd., Strike Price ILS 48.63, Expires 5/26/10, Broker Citigroup Global Markets	40,000	(954)
Johnson Matthey Plc, Strike Price GBP 18.13, Expires 5/19/10, Broker Citigroup Global Markets	45,000	(6,156)
K+S AG, Strike Price EUR 43.62, Expires 5/19/10, Broker BNP Paribas	9,000	(10,047)
Kingspan Group Plc, Strike Price EUR 6.99, Expires 5/19/10, Broker Morgan Stanley & Co., Inc.	10,600	(4,667)
Kurita Water Industries Ltd., Strike Price JPY 2,652.77, Expires 6/07/10, Broker Goldman Sachs & Co.	32,000	(39,050)
Layne Christensen Co., Strike Price USD 27.89, Expires 5/05/10, Broker UBS Securities LLC	6,300	(615)
Makhteshim-Agan Industries Ltd., Strike Price ILS 16.59, Expires 5/26/10, Broker Citigroup Global Markets	85,000	(1,567)
Manila Water Co., Inc., Strike Price PHP 15.40, Expires 6/28/10, Broker Deutsche Bank Securities	2,500,000	(24,325)
Monsanto Co., Strike Price USD 66.56, Expires 6/01/10, Broker Credit Suisse First Boston	22,600	(19,130)
Nordex SE, Strike Price EUR 8.57, Expires 5/19/10, Broker UBS Securities LLC	8,500	(325)
Northumbrian Water Group Plc, Strike Price GBP 2.92, Expires 5/26/10, Broker Deutsche Bank Securities	194,000	(4,950)
Nufarm Ltd., Strike Price AUD 8.40, Expires 5/11/10, Broker Citigroup Global Markets	45,761	(562)
Orkla ASA, Strike Price NOK 51.86, Expires 5/19/10, Broker Citigroup Global Markets	32,600	(2,548)
Pennon Group Plc, Strike Price GBP 5.37, Expires 5/17/10, Broker BNP Paribas	95,000	(3,480)
Pentair, Inc., Strike Price USD 35.96, Expires 5/17/10, Broker Credit Suisse First Boston	27,100	(22,609)
Rayonier, Inc., Strike Price USD 48.17, Expires 5/13/10, Broker JPMorgan Chase Securities	10,500	(14,748)
Renewable Energy Corp. ASA, Strike Price NOK 22.87, Expires 5/19/10, Broker BNP Paribas	25,438	(2,787)
Roper Industries, Inc., Strike Price USD 58.09, Expires 5/05/10, Broker Morgan Stanley & Co., Inc.	7,200	(21,176)
Sao Martinho SA, Strike Price BRL 15.71, Expires 6/09/10, Broker Credit Suisse First Boston	6,750	(2,248)
Sao Martinho SA, Strike Price BRL 16.17, Expires 6/09/10, Broker Goldman Sachs & Co.	41,700	(8,650)
Sao Martinho SA, Strike Price BRL 16.75, Expires 5/17/10, Broker Credit Suisse First Boston	41,600	(1,501)
Sasol Ltd. - ADR, Strike Price USD 41.50, Expires 5/04/10, Broker Citigroup Global Markets	13,900	(3,243)
Severn Trent Plc, Strike Price GBP 12.18, Expires 5/19/10, Broker Citigroup Global Markets	51,000	(1,075)

Options Written	Contracts	Value

Over-the-Counter Call Options Written (concluded)
Sinofert Holdings Ltd., Strike Price HKD 4.68, Expires 5/11/10, Broker Goldman Sachs & Co.	1,800,000	$(5,620)
SLC Agricola SA, Strike Price BRL 15.25, Expires 6/09/10, Broker Credit Suisse First Boston	54,000	(47,576)
SLC Agricola SA, Strike Price BRL 15.33, Expires 5/28/10, Broker Credit Suisse First Boston	13,500	(10,770)
Solarworld AG, Strike Price EUR 11.50, Expires 5/21/10, Broker Citigroup Global Markets	250	(2,749)
Solarworld AG, Strike Price EUR 12.50, Expires 5/21/10, Broker Citigroup Global Markets	250	(556)
Suez Environnement Co., Strike Price EUR 16.54, Expires 6/03/10, Broker Citigroup Global Markets	5,600	(1,721)
Syngenta AG, Registered Shares, Strike Price CHF 287.04, Expires 5/19/10, Broker Citigroup Global Markets	5,200	(4,731)
Tetra Tech, Inc., Strike Price USD 24, Expires 6/04/10, Broker UBS Securities LLC	48,000	(48,138)
Tianjin Capital Environmental Protection Group Co. Ltd., Strike Price HKD 2.95, Expires 6/07/10, Broker Deutsche Bank Securities	938,000	(2,228)
Trimble Navigation Ltd., Strike Price USD 28.17, Expires 5/13/10, Broker Credit Suisse First Boston	16,500	(74,851)
Umicore, Strike Price EUR 27.19, Expires 5/19/10, Broker UBS Securities LLC	24,300	(23,472)
United Utilities Group Plc, Strike Price GBP 5.68, Expires 5/12/10, Broker Morgan Stanley & Co., Inc.	14,000	(62)
United Utilities Group Plc, Strike Price GBP 5.72, Expires 5/19/10, Broker BNP Paribas	27,000	(247)
Veolia Environnement, Strike Price EUR 25.38, Expires 6/03/10, Broker Citigroup Global Markets	5,300	(1,226)
Vestas Wind Systems A/S, Strike Price DKK 328.96, Expires 5/19/10, Broker Citigroup Global Markets	19,500	(57,713)
Viterra, Inc., Strike Price CAD 9.66, Expires 5/04/10, Broker Morgan Stanley & Co., Inc.	28,000	—
Wacker Chemie AG, Strike Price EUR 110, Expires 5/21/10, Broker Morgan Stanley & Co., Inc.	11	(3,867)
Wacker Chemie AG, Strike Price EUR 112.77, Expires 6/16/10, Broker Credit Suisse First Boston	3,300	(18,200)
Watts Industries, Inc., Strike Price USD 32.75, Expires 5/13/10, Broker JPMorgan Chase Securities	18,000	(50,187)
Wilmar International Ltd., Strike Price SGD 6.74, Expires 6/07/10, Broker Deutsche Bank Securities	25,000	(5,213)

Total Over-the-Counter Call Options Written		(1,120,655)

Total Options Written (Premiums Received $1,678,874)—(1.1)%		(1,545,049)

Total Investments Net of Outstanding Options Written—98.2%		126,290,271
Other Assets Less Liabilities—1.8%		2,371,959

Net Assets—100.0%		$128,662,230

*	The cost and unrealized appreciation (depreciation) of investments as of April 30, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$177,373,252

Gross unrealized appreciation	$1,113,123
Gross unrealized depreciation	(50,651,055)

Net unrealized depreciation	$(49,537,932)

(a)	Security, or a portion thereof, pledged as collateral for outstanding options written.
(b)	Non-income producing security.
(c)	Security, or a portion of security, is on loan.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2010	29

Schedule of Investments (concluded)	BlackRock EcoSolutions Investment Trust (BQR)

(d)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940 were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2009	Net Activity	Shares/ Beneficial Interest Held at April 30, 2010	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	7,177,667	(1,495,749)	5,681,918	$2,195
BlackRock Liquidity Series, LLC Money Market Series	2,141,500	(1,494,650)	646,850	$6,062

(e)	Represents current yield as of report date.
(f)	Security purchased with the cash collateral from securities loans.

•	Foreign currency exchange contracts as of April 30, 2010 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

AUD	87,000	USD	80,684	Citigroup Global Markets	5/05/10	$(229)
EUR	289,000	USD	384,718	Deutsche Bank Securities	5/05/10	79
USD	563,625	DKK	3,148,000	Deutsche Bank Securities	5/05/10	497
USD	419,738	EUR	315,000	UBS Securities LLC	5/04/10	324
USD	6,663	EUR	5,000	UBS Securities LLC	5/04/10	5

Total						$676

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or defined by Trust management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available In the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following tables summarize the inputs used as of April 30, 2010 in determining the investments:

Investments in Securities

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks:
Auto Components	$1,165,573	—	—	$1,165,573
Building Products	—	$220,070	—	220,070
Chemicals	14,385,696	16,413,592	—	30,799,288
Commercial Services & Supplies	2,620,060	700,684	—	3,320,744
Construction & Engineering	2,541,646	—	—	2,541,646
Diversified Financial Services	539,632	—	—	539,632
Electric Utilities	1,936,260	1,996,473	—	3,932,733
Electrical Equipment	4,321,714	4,720,615	—	9,042,329
Electronic Equipment, Instruments & Components	4,456,400	—	—	4,456,400
Food Products	12,468,936	2,105,887	—	14,574,823
Independent Power Producers & Energy Traders	742,338	2,166,456	—	2,908,794
Industrial Conglomerates	—	610,862	—	610,862
Machinery	8,143,823	2,079,101	—	10,222,924
Multi-Utilities	—	2,415,711	—	2,415,711
Oil, Gas & Consumable Fuels	1,266,704	1,355,477	—	2,622,181
Paper & Forest Products	591,530	613,672	—	1,205,202
Real Estate Investment Trusts (REITs)	2,611,693	—	—	2,611,693
Road & Rail	1,189,788	—	—	1,189,788
Semiconductors & Semiconductor Equipment	282,746	—	—	282,746
Water Utilities	15,157,049	11,653,569	—	26,810,618
Rights:
Electrical Equipment	—	32,795	—	32,795
Short-Term Securities	5,681,918	646,850	—	6,328,768

Total	$80,103,506	$47,731,814	—	$127,835,320

Other Financial Instruments[1]

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:	—	$905	—	$905
Liabilities:	$(424,394)	(1,120,884)	—	(1,545,278)

Total	$(424,394)	$(1,119,979)	—	$(1,544,373)

1

Other financial instruments are foreign currency exchange contracts and options. Foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options are shown at value.

See Notes to Financial Statements.

30	SEMI-ANNUAL REPORT	APRIL 30, 2010

Schedule of Investments April 30, 2010 (Unaudited)	BlackRock Energy and Resources Trust (BGR)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Construction & Engineering—0.6%
MYR Group, Inc. (a)(b)	269,231	$4,827,312

Energy Equipment & Services—19.6%
Cameron International Corp. (a)	315,000	12,429,900
Core Laboratories NV	44,500	6,670,105
Halliburton Co.	561,300	17,203,845
National Oilwell Varco, Inc.	429,700	18,919,691
Noble Corp. (a)	530,800	20,961,292
Schlumberger Ltd.	325,600	23,254,352
Technip SA	212,000	16,951,733
Transocean Ltd. (a)	335,900	24,335,955
Weatherford International Ltd. (a)	833,900	15,101,929

		155,828,802

Gas Utilities—3.9%
EQT Corp.	486,000	21,136,140
Questar Corp.	208,700	10,007,165

		31,143,305

Metals & Mining—3.3%
BHP Billiton Ltd. - ADR (c)	177,800	12,942,062
Goldcorp, Inc.	98,836	4,272,680
Silver Wheaton Corp. (a)	450,000	8,784,000

		25,998,742

Oil, Gas & Consumable Fuels—70.9%
Alpha Natural Resources, Inc. (a)	436,000	20,526,880
AltaGas Income Trust	451,400	7,696,641
Apache Corp.	187,000	19,029,120
Arch Coal, Inc.	554,800	14,979,600
Cabot Oil & Gas Corp. (c)	361,400	13,057,382
Cimarex Energy Co.	125,300	8,530,424
Consol Energy, Inc.	482,621	21,563,506
Copano Energy LLC	260,100	6,814,620
Crescent Point Energy Corp.	313,400	13,300,526
Diamond Offshore Drilling, Inc.	70,200	5,552,820
Enbridge Energy Partners LP	73,200	3,752,964
Enterprise Products Partners LP	653,105	23,159,103
EOG Resources, Inc.	286,500	32,122,380
EXCO Resources, Inc.	1,161,200	21,540,260
Galleon Energy, Inc. (a)	1,024,400	7,109,687
Keyera Facilities Income Fund	619,867	16,628,643
MarkWest Energy Partners LP	589,000	18,111,750
Massey Energy Co.	716,500	26,245,395
Occidental Petroleum Corp.	340,700	30,206,462
ONEOK Partners LP	144,800	8,924,024
Peabody Energy Corp.	503,700	23,532,864
Pembina Pipeline Income Fund	265,500	4,772,623
Penn Virginia Corp.	994,500	25,369,695
Petrohawk Energy Corp. (a)	2,312,400	49,924,716
Petroleo Brasileiro SA - ADR	603,600	22,900,584
Plains All American Pipeline LP	165,400	9,591,546
Range Resources Corp.	307,000	14,662,320
Ship Finance International Ltd.	471,200	9,329,760
Southwestern Energy Co. (a)	445,000	17,657,600
St. Mary Land & Exploration Co.	93,100	3,746,344
Targa Resources Partners LP	300,000	8,028,000
Whiting Petroleum Corp. (a)(d)	501,220	45,275,203
Williams Partners LP	245,200	10,374,412

		564,017,854

Pipelines—0.8%
Magellan Midstream Partners LP	134,200	6,386,578

Transportation—1.0%
Nordic American Tanker Shipping	266,400	8,322,336

Total Long-Term Investments (Cost—$714,554,865)—100.1%		796,524,929

Short-Term Securities	Shares/ Beneficial Interest	Value

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.13% (e)(f)	13,799,937	$13,799,937
BlackRock Liquidity Series, LLC, Money Market Series, 0.24% (e)(f)(g)	430,050	430,050

Total Short-Term Securities (Cost—$14,229,987)—1.8%		14,229,987

Total Investments Before Outstanding Options Written (Cost—$728,784,852*)—101.9%		810,754,916

Options Written	Contracts

Exchange-Traded Call Options Written—(0.8)%
Alpha Natural Resources, Inc., Strike Price USD 50, Expires 5/24/10	1,040	(163,800)
Alpha Natural Resources, Inc., Strike Price USD 50, Expires 6/21/10	550	(141,625)
Alpha Natural Resources, Inc., Strike Price USD 55, Expires 5/24/10	100	(5,000)
Apache Corp., Strike Price USD 105, Expires 5/24/10	280	(53,900)
Apache Corp., Strike Price USD 110, Expires 5/24/10	280	(18,200)
Apache Corp., Strike Price USD 110, Expires 6/21/10	100	(19,250)
Arch Coal, Inc., Strike Price USD 25, Expires 5/24/10	300	(75,000)
Arch Coal, Inc., Strike Price USD 28, Expires 5/24/10	200	(16,000)
BHP Billiton Ltd. - ADR, Strike Price USD 82.50, Expires 5/18/10	350	(2,445)
BHP Billiton Ltd. - ADR, Strike Price USD 85, Expires 5/24/10	180	(1,350)
BHP Billiton Ltd. - ADR, Strike Price USD 85, Expires 6/21/10	100	(4,250)
Cabot Oil & Gas Corp., Strike Price USD 40, Expires 5/24/10	690	(29,325)
Cameron International Corp., Strike Price USD 45, Expires 5/24/10	400	(19,000)
Cameron International Corp., Strike Price USD 45, Expires 6/21/10	700	(77,000)
Cimarex Energy Co., Strike Price USD 60, Expires 5/24/10	50	(42,000)
Cimarex Energy Co., Strike Price USD 65, Expires 5/24/10	100	(45,500)
Cimarex Energy Co., Strike Price USD 65, Expires 6/21/10	300	(162,000)
Diamond Offshore Drilling, Inc., Strike Price USD 88.63, Expires 5/24/10	275	(12,375)
EOG Resources, Inc., Strike Price USD 100, Expires 5/24/10	200	(261,000)
EOG Resources, Inc., Strike Price USD 100, Expires 7/19/10	100	(151,500)
EOG Resources, Inc., Strike Price USD 110, Expires 5/24/10	360	(185,400)
EOG Resources, Inc., Strike Price USD 115, Expires 6/21/10	100	(46,000)
EQT Corp., Strike Price USD 45, Expires 6/21/10	420	(45,150)
EXCO Resources, Inc., Strike Price USD 20, Expires 5/24/10	1,000	(42,500)
EXCO Resources, Inc., Strike Price USD 22.50, Expires 5/24/10	1,000	(10,000)
EXCO Resources, Inc., Strike Price USD 22.50, Expires 6/21/10	100	(2,750)
Goldcorp, Inc., Strike Price USD 42, Expires 6/21/10	125	(35,813)
Halliburton Co., Strike Price USD 32, Expires 5/24/10	1,100	(102,850)
Massey Energy Co., Strike Price USD 47, Expires 5/24/10	500	(8,750)
Massey Energy Co., Strike Price USD 49, Expires 5/24/10	200	(2,500)
Massey Energy Co., Strike Price USD 55, Expires 5/24/10	300	(1,500)
Massey Energy Co., Strike Price USD 55, Expires 7/19/10	1,550	(42,625)
National Oilwell Varco, Inc., Strike Price USD 42, Expires 5/24/10	250	(69,375)
National Oilwell Varco, Inc., Strike Price USD 45, Expires 5/24/10	625	(75,000)
National Oilwell Varco, Inc., Strike Price USD 46, Expires 5/24/10	100	(8,000)
National Oilwell Varco, Inc., Strike Price USD 46, Expires 6/21/10	425	(65,875)
National Oilwell Varco, Inc., Strike Price USD 47, Expires 6/21/10	250	(30,000)

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2010	31

Schedule of Investments (continued)	BlackRock Energy and Resources Trust (BGR)
(Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Exchange-Traded Call Options Written (concluded)
Noble Corp., Strike Price USD 42, Expires 5/24/10	875	$(50,313)
Noble Corp., Strike Price USD 43, Expires 5/24/10	200	(8,000)
Noble Corp., Strike Price USD 43, Expires 6/21/10	500	(43,750)
Noble Corp., Strike Price USD 45, Expires 6/21/10	250	(11,250)
Occidental Petroleum Corp., Strike Price USD 85, Expires 5/24/10	175	(89,688)
Occidental Petroleum Corp., Strike Price USD 86.50, Expires 5/24/10	175	(70,264)
Peabody Energy Corp., Strike Price USD 48, Expires 5/24/10	500	(65,750)
Peabody Energy Corp., Strike Price USD 49, Expires 5/24/10	475	(46,075)
Peabody Energy Corp., Strike Price USD 49, Expires 6/21/10	500	(93,500)
Peabody Energy Corp., Strike Price USD 50, Expires 5/24/10	425	(30,387)
Penn Virginia Corp., Strike Price USD 25, Expires 5/24/10	500	(77,500)
Penn Virginia Corp., Strike Price USD 30, Expires 6/21/10	82	(3,485)
Petrohawk Energy Corp., Strike Price USD 22, Expires 5/24/10	1,000	(80,000)
Petrohawk Energy Corp., Strike Price USD 23, Expires 5/24/10	500	(22,500)
Petrohawk Energy Corp., Strike Price USD 24, Expires 5/24/10	3,000	(67,500)
Petrohawk Energy Corp., Strike Price USD 25, Expires 5/24/10	500	(5,000)
Petrohawk Energy Corp., Strike Price USD 25, Expires 6/21/10	762	(28,575)
Petrohawk Energy Corp., Strike Price USD 26, Expires 6/21/10	1	(25)
Petroleo Brasileiro SA - ADR, Strike Price USD 40, Expires 5/24/10	275	(17,187)
Petroleo Brasileiro SA - ADR, Strike Price USD 40, Expires 6/21/10	250	(30,625)
Questar Corp., Strike Price USD 45, Expires 5/24/10	500	(167,500)
Questar Corp., Strike Price USD 46, Expires 5/18/10	300	(68,260)
Range Resources Corp., Strike Price USD 52.50, Expires 5/24/10	420	(14,700)
Range Resources Corp., Strike Price USD 55, Expires 5/24/10	250	(3,750)
Schlumberger Ltd., Strike Price USD 65, Expires 5/24/10	795	(554,513)
Schlumberger Ltd., Strike Price USD 66, Expires 5/22/10	350	(211,526)
Ship Finance International Ltd., Strike Price USD 18.75, Expires 5/24/10	250	(31,965)
Silver Wheaton Corp., Strike Price USD 16, Expires 5/24/10	200	(71,500)
Silver Wheaton Corp., Strike Price USD 17, Expires 6/21/10	640	(183,040)
Silver Wheaton Corp., Strike Price USD 18, Expires 5/24/10	640	(113,600)
Silver Wheaton Corp., Strike Price USD 18, Expires 6/19/10	300	(63,150)
Southwestern Energy Co., Strike Price USD 41, Expires 5/24/10	325	(31,687)
Southwestern Energy Co., Strike Price USD 42, Expires 5/24/10	325	(21,937)
Southwestern Energy Co., Strike Price USD 43, Expires 5/24/10	750	(33,750)
Southwestern Energy Co., Strike Price USD 44, Expires 5/24/10	200	(6,000)
St. Mary Land & Exploration Co., Strike Price USD 40, Expires 5/24/10	100	(19,500)
Transocean Ltd., Strike Price USD 90, Expires 5/24/10	1,180	(21,830)
Weatherford International Ltd., Strike Price USD 18, Expires 5/24/10	1,500	(124,500)
Weatherford International Ltd., Strike Price USD 18, Expires 6/21/10	500	(60,000)
Weatherford International Ltd., Strike Price USD 19, Expires 5/24/10	500	(21,250)
Whiting Petroleum Corp., Strike Price USD 80, Expires 6/21/10	1,375	(1,670,625)
Whiting Petroleum Corp., Strike Price USD 85, Expires 5/24/10	700	(472,500)

Total Exchange-Traded Call Options Written		(6,883,065)

Options Written	Contracts	Value

Over-the-Counter Call Options Written—(0.4)%
Arch Coal, Inc., Strike Price USD 26.25, Expires 6/07/10, Broker Barclays Capital, Inc.	450	$(84,355)
Arch Coal, Inc., Strike Price USD 27.04, Expires 6/15/10, Broker UBS Securities LLC	108,000	(179,898)
Cabot Oil & Gas Corp., Strike Price USD 39.52, Expires 5/28/10, Broker Goldman Sachs & Co.	50,000	(30,502)
Consol Energy, Inc., Strike Price USD 45.2, Expires 5/28/10, Broker UBS Securities LLC	100,000	(182,365)
Consol Energy, Inc., Strike Price USD 48.54, Expires 5/28/10, Broker UBS Securities LLC	40,000	(29,641)
Core Laboratories NV, Strike Price USD 151, Expires 6/04/10, Broker Citigroup Global Markets	15,000	(56,944)
Crescent Point Energy Corp., Strike Price CAD 39.21, Expires 5/10/10, Broker Deutsche Bank Securities	56,000	(215,003)
Crescent Point Energy Corp., Strike Price CAD 40, Expires 5/24/10, Broker National Financial Services	509	(152,830)
EOG Resources, Inc., Strike Price USD 110.23, Expires 6/02/10, Broker UBS Securities LLC	34,000	(190,176)
EQT Corp., Strike Price USD 45, Expires 5/28/10, Broker UBS Securities LLC	75,000	(43,861)
EQT Corp., Strike Price USD 46.49, Expires 5/28/10, Broker Goldman Sachs & Co.	44,000	(11,501)
EXCO Resources, Inc., Strike Price USD 19.75, Expires 5/28/10, Broker Goldman Sachs & Co.	50,000	(28,360)
EXCO Resources, Inc., Strike Price USD 20.37, Expires 6/04/10, Broker UBS Securities LLC	50,000	(20,649)
EXCO Resources, Inc., Strike Price USD 20.65, Expires 5/28/10, Broker UBS Securities LLC	50,000	(17,200)
Galleon Energy, Inc., Strike Price CAD 7.14, Expires 6/02/10, Broker Goldman Sachs & Co.	310,000	(91,114)
Galleon Energy, Inc., Strike Price CAD 7.52, Expires 5/05/10, Broker UBS Securities LLC	28,000	(705)
Goldcorp, Inc., Strike Price USD 40.31, Expires 5/14/10, Broker UBS Securities LLC	24,500	(76,604)
Halliburton Co., Strike Price USD 35.27, Expires 6/11/10, Broker UBS Securities LLC	75,000	(27,428)
Nordic American Tanker Shipping, Strike Price USD 31.09, Expires 5/10/10, Broker JPMorgan Chase Securities	88,000	(52,897)
Occidental Petroleum Corp., Strike Price USD 86, Expires 7/06/10, Broker UBS Securities LLC	84,000	(523,821)
Penn Virginia Corp., Strike Price USD 25.25, Expires 5/10/10, Broker Credit Suisse First Boston	250,000	(225,325)
Penn Virginia Corp., Strike Price USD 26.70, Expires 5/28/10, Broker UBS Securities LLC	50,000	(40,312)
Petroleo Brasileiro SA - ADR, Strike Price USD 41.19, Expires 5/14/10, Broker Deutsche Bank Securities	80,000	(11,678)
Petroleo Brasileiro SA - ADR, Strike Price USD 42.02, Expires 5/21/10, Broker Morgan Stanley & Co., Inc.	100,000	(17,210)
Plains All American Pipeline LP, Strike Price USD 59.10, Expires 6/14/10, Broker Credit Suisse First Boston	64,500	(41,774)
Range Resources Corp., Strike Price USD 49.94, Expires 5/28/10, Broker UBS Securities LLC	20,000	(19,869)
Ship Finance International Ltd., Strike Price USD 18.41, Expires 5/14/10, Broker Goldman Sachs & Co.	60,000	(87,704)
Ship Finance International Ltd., Strike Price USD 18.59, Expires 5/28/10, Broker Goldman Sachs & Co.	60,000	(81,059)
Ship Finance International Ltd., Strike Price USD 20.65, Expires 6/17/10, Broker UBS Securities LLC	50,000	(30,327)
St. Mary Land & Exploration Co., Strike Price USD 36.31, Expires 5/10/10, Broker UBS Securities LLC	30,000	(120,441)
Technip SA, Strike Price EUR 57.32, Expires 5/12/10, Broker Morgan Stanley & Co., Inc.	64,000	(251,941)

Total Over-the-Counter Call Options Written		(2,943,494)

See Notes to Financial Statements.

32	SEMI-ANNUAL REPORT	APRIL 30, 2010

Schedule of Investments (concluded)	BlackRock Energy and Resources Trust (BGR)
(Percentages shown are based on Net Assets)

Value

Total Options Written (Premiums Received $8,391,310)—(1.2)%	$(9,826,559)

Total Investments Net of Outstanding Options Written—100.7%	800,928,357
Liabilities in Excess of Other Assets—(0.7)%	(5,211,669)

Net Assets—100.0%	$795,716,688

*	The cost and unrealized appreciation (depreciation) of investments as of April 30, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$711,073,044

Gross unrealized appreciation	$118,329,812
Gross unrealized depreciation	(18,647,940)

Net unrealized appreciation	$99,681,872

(a)	Non-income producing security.
(b)

Restricted security as to resale acquired 12/20/07. As of report date the Trust held 0.6% of its net assets, with a current market value of $4,827,312 and an original cost of $3,500,003 in these securities.

(c)	Security, or a portion thereof, pledged as collateral for outstanding options written.
(d)	Security, or a portion of security, is on loan.
(e)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940 were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2009	Net Activity	Shares/ Beneficial Interest Held at April 30, 2010	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	18,701,414	(4,901,477)	13,799,937	$10,225
BlackRock Liquidity Series, LLC Money Market Series	5,894,700	(5,464,650)	430,050	$10,882

(f)	Represents current yield as of report date.
(g)	Security purchased with the cash collateral from securities loans.

•	Foreign currency exchange contracts as of April 30, 2010 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation

USD	2,986	CAD	3,000	Credit Agricole Securities	5/04/10	$32

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or defined by Trust management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market- corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available In the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following tables summarize the inputs used as of April 30, 2010 in determining the investments:

Investments in Securities

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks[1]	$779,573,196	$16,951,733	—	$796,524,929
Short-Term Securities	13,799,937	430,050	—	14,229,987

Total	$793,373,133	$17,381,783	—	$810,754,916

1	See above Schedule of Investments for values in each industry excluding Level 2, Energy Equipment & Services, within the table.

Other Financial Instruments[2]

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:	—	$32	—	$32
Liabilities:	$(6,651,435)	(3,175,124)	—	(9,826,559)

Total	$(6,651,435)	$(3,175,092)	—	$(9,826,527)

2

Other financial instruments are foreign currency exchange contracts and options. Foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options are shown at value.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2010	33

Schedule of Investments April 30, 2010 (Unaudited)	BlackRock Global Opportunities Equity Trust (BOE)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Australia—0.8%
Australia & New Zealand Banking Group Ltd.	165,000	$3,654,631
BHP Billiton Ltd. - ADR	98,500	7,169,815

		10,824,446

Austria—0.5%
Erste Group Bank AG	142,900	6,344,555

Belgium—0.5%
Anheuser-Busch InBev NV	143,400	6,956,560

Bermuda—0.3%
Bunge Ltd.	83,300	4,410,735

Brazil—1.6%
Banco Santander Brasil SA - ADR	203,800	2,370,194
BM&FBOVESPA SA	395,144	2,602,847
Cia de Bebidas das Americas - ADR	47,500	4,645,500
Cia Siderurgica Nacional SA - ADR	272,600	5,083,990
Usinas Siderurgicas de Minas Gerais SA, Class A - Preference Shares	189,400	6,190,027

		20,892,558

Canada—3.7%
Canadian Natural Resources Ltd.	33,000	2,539,020
Canadian Natural Resources Ltd.	110,900	8,540,763
Crescent Point Energy Corp.	134,600	5,712,351
Enbridge, Inc.	114,500	5,560,430
Pan American Silver Corp.	341,300	9,037,624
Potash Corp. of Saskatchewan, Inc.	55,300	6,110,650
Toronto-Dominion Bank (The)	67,400	5,009,549
TransCanada Corp.	181,300	6,396,724

		48,907,111

China—0.9%
China Construction Bank Corp., Class H	3,818,800	3,101,143
Focus Media Holding Ltd. - ADR (a)	279,000	4,681,620
Industrial & Commercial Bank of China	4,911,100	3,579,443

		11,362,206

Finland—0.8%
Fortum Oyj	193,000	4,986,976
Nokia Oyj - ADR	462,700	5,626,432

		10,613,408

France—2.7%
AXA SA	326,900	6,496,299
BNP Paribas	86,180	5,919,380
Renault SA (a)	98,300	4,554,247
Societe Generale	49,500	2,643,266
Total SA	199,209	10,838,440
Unibail-Rodamco SE - REIT	29,300	5,537,717

		35,989,349

Germany—6.1%
Allianz SE	58,600	6,718,207
Bayerische Motoren Werke AG	138,300	6,839,911
Deutsche Boerse AG	48,800	3,788,467
Deutsche Lufthansa AG (a)	636,500	10,584,629
Deutsche Post AG	465,600	7,551,834
Deutsche Telekom AG	483,100	6,290,090
Merck KGaA	40,800	3,353,770
RWE AG	78,900	6,490,171
SAP AG - ADR	136,100	6,457,945
Siemens AG	125,100	12,338,159
Volkswagen AG - Preference Shares	95,627	9,238,826

		79,652,009

Hong Kong—1.0%
Cheung Kong Holdings Ltd.	541,000	6,671,532
CNOOC Ltd. - ADR	15,500	2,726,760
Wing Hang Bank Ltd.	312,600	3,168,833

		12,567,125

Common Stocks	Shares	Value

India—0.7%
Punjab National Bank Ltd.	232,500	$5,400,986
Sterlite Industries India Ltd. - ADR	224,200	4,066,988

		9,467,974

Ireland—0.5%
Accenture Plc, Class A	155,500	6,786,020

Israel—0.3%
Teva Pharmaceutical Industries Ltd. - ADR	59,000	3,465,070

Italy—0.4%
Intesa Sanpaolo SpA (a)	1,547,900	5,101,755

Japan—10.0%
Amada Co. Ltd.	969,000	7,955,618
Asahi Breweries Ltd.	233,000	4,185,471
Canon, Inc.	184,600	8,444,212
Fujitsu Ltd.	468,000	3,290,959
Honda Motor Co. Ltd.	366,200	12,391,312
ITOCHU Corp.	1,028,300	8,908,840
Japan Tobacco, Inc.	2,650	9,183,430
JTEKT Corp.	1,177,700	13,532,419
Marubeni Corp.	1,615,300	9,530,833
Mitsubishi Heavy Industries Ltd.	1,670,600	6,729,308
Mitsubishi UFJ Financial Group, Inc.	1,007,800	5,251,681
Mitsui & Co. Ltd.	556,100	8,357,680
Nitto Denko Corp.	171,300	6,693,379
Nomura Holdings, Inc.	864,900	5,978,288
Sumitomo Mitsui Financial Group, Inc.	206,200	6,819,414
T&D Holdings, Inc.	279,600	7,303,828
Tokio Marine Holdings, Inc.	218,800	6,513,811

		131,070,483

Malaysia—0.4%
Bumiputra-Commerce Holdings Bhd	1,074,400	4,757,438

Mexico—0.8%
Fomento Economico Mexicano SAB de CV - ADR	96,200	4,553,146
Grupo Mexico SAB de CV	2,492,200	6,576,505

		11,129,651

Netherlands—1.5%
Aegon NV (a)	846,000	5,916,931
Corio NV - REIT	47,400	2,742,216
ING Groep NV (a)	743,500	6,562,377
VimpelCom Ltd. - ADR (a)	247,700	4,314,934

		19,536,458

New Zealand—0.4%
Telecom Corp. of New Zealand Ltd.	3,107,100	4,859,048

Singapore—1.0%
CapitaLand Ltd.	1,100,451	2,972,565
DBS Group Holdings Ltd.	334,000	3,677,671
Wilmar International Ltd.	1,329,900	6,677,491

		13,327,727

South Africa—0.4%
Naspers Ltd.	124,500	5,017,441

South Korea—0.7%
Samsung Electronics Co. Ltd.	12,900	9,808,371

Spain—1.7%
Banco Santander SA	694,900	8,835,905
Inditex SA	94,500	5,848,913
Telefonica SA	351,800	7,963,081

		22,647,899

Sweden—1.0%
Nordea Bank AB	584,200	5,699,591
Svenska Cellulosa AB, B Shares	558,800	7,281,116

		12,980,707

Switzerland—2.3%
ACE Ltd.	127,700	6,792,363
Nestle SA	166,299	8,137,163

See Notes to Financial Statements.

34	SEMI-ANNUAL REPORT	APRIL 30, 2010

Schedule of Investments (continued)	BlackRock Global Opportunities Equity Trust (BOE)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Switzerland (concluded)
Novartis AG	182,900	$9,325,112
Swiss Life Holding AG (a)	52,100	6,333,051

		30,587,689

Taiwan—0.5%
Mega Financial Holding Co. Ltd.	6,493,800	3,792,468
Siliconware Precision Industries Co. - ADR	502,400	3,089,760

		6,882,228

Thailand—0.7%
Bangkok Bank PCL	849,700	3,113,117
Banpu PCL	341,200	6,683,332

		9,796,449

United Kingdom—4.6%
Barclays Plc - ADR	382,400	7,808,608
BP Plc	550,000	4,797,065
Cairn Energy Plc (a)	368,852	2,251,040
GlaxoSmithKline Plc	364,136	6,758,747
HSBC Holdings Plc	659,130	6,711,563
Royal Dutch Shell Plc - ADR	164,900	10,347,475
Unilever Plc	236,800	7,115,905
Vodafone Group Plc - ADR	370,700	8,229,540
WPP Plc	622,600	6,601,038

		60,620,981

United States—47.8%
Adobe Systems, Inc. (a)	179,400	6,026,046
American Electric Power Co., Inc.	173,500	5,951,050
Amerprise Financial, Inc.	181,600	8,418,976
Amgen, Inc. (a)	110,500	6,338,280
Apple, Inc. (a)	52,100	13,604,352
Applied Materials, Inc.	382,300	5,268,094
Arch Coal, Inc.	289,900	7,827,300
AT&T Inc. (b)	259,900	6,772,994
Avon Products, Inc.	196,800	6,362,544
Becton Dickinson & Co.	18,800	1,435,756
Bristol-Myers Squibb Co.	333,700	8,439,273
Chevron Corp.	78,400	6,384,896
Cisco Systems, Inc. (a)	226,700	6,102,764
Citigroup, Inc. (a)	1,171,700	5,120,329
Colgate-Palmolive Co.	131,400	11,050,740
Comerica, Inc.	161,000	6,762,000
ConAgra Foods, Inc.	275,000	6,729,250
ConocoPhillips	195,000	11,542,050
Continental Airlines, Inc., Class B (a)	276,500	6,179,775
Corning, Inc.	502,500	9,673,125
Deere & Co.	209,900	12,556,218
DIRECTV, Class A (a)	194,400	7,043,112
Dominion Resources, Inc.	144,900	6,056,820
Dow Chemical (The)	264,500	8,154,535
E.I. du Pont de Nemours & Co.	120,700	4,808,688
eBay, Inc. (a)	360,900	8,593,029
EMC Corp. (a)	421,300	8,008,913
Express Scripts, Inc. (a)	45,400	4,545,902
Exxon Mobil Corp.	197,100	13,373,235
Federal Realty Investment Trust - REIT	51,500	3,985,585
FMC Corp.	134,500	8,559,580
General Electric Co.	1,122,900	21,177,894
General Mills, Inc.	80,300	5,715,754
Genzyme Corp. (a)	102,700	5,467,748
Goodrich Corp.	157,700	11,698,186
Google, Inc., Class A (a)	15,800	8,301,952
Hewlett-Packard Co.	150,400	7,816,288
Home Depot, Inc.	197,700	6,968,925
Hudson City Bancorp, Inc.	235,400	3,130,820
Intel Corp. (b)	391,700	8,942,511
International Business Machines Corp.	82,800	10,681,200

Common Stocks	Shares	Value

United States (concluded)
International Paper Co.	426,900	$11,415,306
Johnson & Johnson	81,600	5,246,880
KeyCorp	904,700	8,160,394
Kohl’s Corp. (a)(b)	107,500	5,911,425
Las Vegas Sands Corp. (a)	267,600	6,652,536
Liberty Global, Inc., Class A (a)(c)	238,800	6,545,508
Lincoln National Corp.	215,300	6,586,027
Manpower, Inc.	96,000	5,385,600
McKesson Corp.	50,200	3,253,462
Microsoft Corp. (b)	645,900	19,725,786
Morgan Stanley	145,700	4,403,054
Newmont Mining Corp.	178,000	9,982,240
News Corp., Class A	456,500	7,039,230
NII Holdings, Inc. (a)	114,800	4,869,816
Nike, Inc.	87,800	6,664,898
Norfolk Southern Corp.	174,300	10,341,219
Occidental Petroleum Corp.	131,400	11,649,924
Oracle Corp.	318,700	8,235,208
Owens-Illinois, Inc. (a)	241,600	8,562,304
Parametric Technology Corp. (a)	189,100	3,515,369
Peabody Energy Corp.	116,400	5,438,208
PepsiCo, Inc.	183,200	11,948,304
Piper Jaffray Cos. (a)	65,500	2,578,080
QUALCOMM, Inc.	111,000	4,300,140
St. Jude Medical, Inc. (a)	78,800	3,216,616
Stanley Black & Decker, Inc.	105,257	6,541,723
State Street Corp.	65,800	2,862,300
Stryker Corp.	128,500	7,381,040
SunTrust Banks, Inc.	306,400	9,069,440
T. Rowe Price Group, Inc.	90,200	5,187,402
Target Corp.	123,100	7,000,697
Temple-Inland, Inc.	310,600	7,243,192
Texas Instruments, Inc.	328,400	8,541,684
Textron, Inc.	392,300	8,960,132
Thermo Fisher Scientific, Inc. (a)	94,600	5,229,488
U.S. Bancorp	260,300	6,968,231
United Parcel Service, Inc., Class B	211,400	14,616,196
Urban Outfitters, Inc. (a)	140,600	5,273,906
Validus Holdings Ltd.	192,500	4,922,225
Wal-Mart Stores, Inc.	179,500	9,630,175
Yum! Brands, Inc.	202,700	8,598,534
Zions Bancorp.	261,200	7,504,276

		628,734,664

Total Long-Term Investments (Cost—$1,204,996,150)—94.6%		1,245,098,115

Short-Term Securities	Shares/Beneficial Interest

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.13% (d)(e)	71,034,824	71,034,824
BlackRock Liquidity Series, LLC, Money Market Series, 0.24% (d)(e)(f)	2,850,000	2,850,000

Total Short-Term Securities (Cost—$73,884,824)—5.6%		73,884,824

Total Investments Before Outstanding Options Written (Cost—$1,278,880,974*)—100.2%		1,318,982,939

Options Written	Contracts

Exchange-Traded Call Options Written—(0.5)%
ACE Ltd., Strike Price USD 53, Expires 5/13/10	700	(50,260)
Adobe Systems, Inc., Strike Price USD 35, Expires 5/24/10	1,000	(40,000)
American Electric Power Co., Inc., Strike Price USD 34, Expires 5/24/10	475	(23,750)
Amgen, Inc., Strike Price USD 62.50, Expires 5/24/10	310	(1,860)

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2010	35

Schedule of Investments (continued)	BlackRock Global Opportunities Equity Trust (BOE)
(Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Exchange-Traded Call Options Written (continued)
Amgen, Inc., Strike Price USD 62.50, Expires 6/21/10	300	$(12,300)
Apple, Inc., Strike Price USD 250, Expires 5/24/10	200	(300,000)
Apple, Inc., Strike Price USD 280, Expires 6/21/10	85	(52,063)
Applied Materials, Inc., Strike Price USD 13.75, Expires 5/24/10	455	(20,752)
Applied Materials, Inc., Strike Price USD 14, Expires 5/24/10	480	(17,760)
Arch Coal, Inc., Strike Price USD 27, Expires 5/24/10	435	(52,200)
Arch Coal, Inc., Strike Price USD 28, Expires 5/24/10	150	(12,000)
AT&T Inc., Strike Price USD 26, Expires 5/24/10	386	(16,791)
Banco Santander Brasil SA - ADR, Strike Price USD 12.50, Expires 5/24/10	560	(8,400)
Barclays Plc - ADR, Strike Price USD 22.50, Expires 5/24/10	650	(13,000)
Barclays Plc - ADR, Strike Price USD 22.50, Expires 6/21/10	650	(26,000)
BHP Billiton Ltd. - ADR, Strike Price USD 82.50, Expires 5/18/10	270	(1,886)
BHP Billiton Ltd. - ADR, Strike Price USD 85, Expires 5/24/10	270	(2,025)
Bristol-Myers Squibb Co., Strike Price USD 27, Expires 6/21/10	1,350	(39,150)
Canadian Natural Resources Ltd., Strike Price USD 80, Expires 5/24/10	330	(40,425)
Cisco Systems, Inc., Strike Price USD 27, Expires 5/24/10	260	(19,500)
Colgate-Palmolive Co., Strike Price USD 85, Expires 5/24/10	160	(15,200)
Comerica, Inc., Strike Price USD 40, Expires 5/24/10	665	(186,200)
Comerica, Inc., Strike Price USD 42.50, Expires 5/24/10	220	(29,150)
ConAgra Foods, Inc., Strike Price USD 25, Expires 5/24/10	435	(7,612)
ConocoPhillips, Strike Price USD 60, Expires 6/21/10	1,070	(171,200)
Continental Airlines, Inc., Class B, Strike Price USD 22.50, Expires 6/21/10	1,520	(266,760)
Deere & Co., Strike Price USD 60, Expires 5/24/10	880	(176,880)
Dow Chemical Co., Strike Price USD 31, Expires 5/24/10	1,450	(134,850)
eBay, Inc., Strike Price USD 27, Expires 6/21/10	1,130	(15,820)
eBay, Inc., Strike Price USD 29, Expires 5/24/10	860	(1,720)
EMC Corp., Strike Price USD 20, Expires 6/21/10	420	(13,650)
Express Scripts, Inc., Strike Price USD 105, Expires 5/24/10	250	(21,875)
Exxon Mobil Corp., Strike Price USD 70, Expires 5/24/10	700	(25,550)
Focus Media Holding Ltd. - ADR, Strike Price USD 18, Expires 5/24/10	800	(32,000)
Fomento Economico Mexicano SAB de CV - ADR, Strike Price USD 50, Expires 5/24/10	90	(2,025)
General Electric Co., Strike Price USD 20, Expires 6/21/10	2,500	(92,500)
General Mills, Inc., Strike Price USD 75, Expires 5/24/10	440	(3,300)
Genzyme Corp., Strike Price USD 55, Expires 5/24/10	550	(31,625)
Google, Inc., Class A, Strike Price USD 560, Expires 5/24/10	40	(10,900)
Hewlett-Packard Co., Strike Price USD 52.50, Expires 5/24/10	1,150	(133,400)
Home Depot, Inc., Strike Price USD 35, Expires 5/24/10	210	(24,150)
Intel Corp., Strike Price USD 25, Expires 6/21/10	650	(10,725)
International Paper Co., Strike Price USD 28, Expires 5/24/10	550	(27,500)
Johnson & Johnson, Strike Price USD 65, Expires 6/21/10	450	(38,700)
Las Vegas Sands Corp., Strike Price USD 22, Expires 5/24/10	420	(144,900)
Las Vegas Sands Corp., Strike Price USD 23, Expires 5/24/10	750	(206,250)
Las Vegas Sands Corp., Strike Price USD 24, Expires 5/24/10	750	(160,875)
Lincoln National Corp., Strike Price USD 32, Expires 5/24/10	1,185	(79,988)
McKesson Corp., Strike Price USD 65, Expires 5/24/10	275	(48,813)
Microsoft Corp., Strike Price USD 32, Expires 5/24/10	1,400	(14,700)
Morgan Stanley, Strike Price USD 30, Expires 5/24/10	715	(93,308)
Morgan Stanley, Strike Price USD 31, Expires 5/24/10	85	(6,757)
Newmont Mining Corp., Strike Price USD 52.50, Expires 5/24/10	300	(124,500)
Newmont Mining Corp., Strike Price USD 55, Expires 5/24/10	710	(170,045)
Newmont Mining Corp., Strike Price USD 55, Expires 6/21/10	770	(254,100)
Nike, Inc., Strike Price USD 75, Expires 5/24/10	220	(48,400)

Options Written	Contracts	Value

Exchange-Traded Call Options Written (concluded)
Norfolk Southern Corp., Strike Price USD 55, Expires 5/24/10	650	$(286,000)
Occidental Petroleum Corp., Strike Price USD 90, Expires 6/21/10	250	(85,625)
Oracle Corp., Strike Price USD 26.25, Expires 5/27/10	1,730	(60,372)
Pan American Silver Corp., Strike Price USD 25, Expires 6/21/10	670	(154,100)
Parametric Technology Corp., Strike Price USD 20, Expires 6/21/10	220	(7,700)
Peabody Energy Corp., Strike Price USD 48, Expires 5/24/10	650	(85,475)
PepsiCo, Inc., Strike Price USD 67.50, Expires 5/24/10	1,010	(16,665)
Piper Jaffray Cos., Strike Price USD 39.50, Expires 5/12/10	655	(58,207)
Potash Corp. of Saskatchewan, Inc., Strike Price USD 115, Expires 5/24/10	55	(10,532)
Potash Corp. of Saskatchewan, Inc., Strike Price USD 123, Expires 5/24/10	250	(13,321)
QUALCOMM, Inc., Strike Price USD 43, Expires 5/24/10	300	(1,350)
QUALCOMM, Inc., Strike Price USD 44, Expires 5/24/10	160	(480)
QUALCOMM, Inc., Strike Price USD 44, Expires 6/21/10	150	(1,650)
Royal Dutch Shell Plc, Class A - ADR, Strike Price USD 60, Expires 5/24/10	783	(229,028)
Stanley Black & Decker, Inc., Strike Price USD 65, Expires 6/21/10	349	(39,263)
Sterlite Industries India Ltd. - ADR, Strike Price USD 20, Expires 5/24/10	750	(11,250)
Stryker Corp., Strike Price USD 56.50, Expires 5/24/10	700	(116,299)
SunTrust Banks, Inc., Strike Price USD 30, Expires 5/24/10	215	(22,575)
Target Corp., Strike Price USD 57.50, Expires 5/24/10	700	(77,350)
Temple-Inland, Inc., Strike Price USD 25, Expires 6/21/10	1,710	(132,525)
Teva Pharmaceutical Industries Ltd. - ADR, Strike Price USD 65, Expires 5/24/10	590	(5,605)
Texas Instruments, Inc., Strike Price USD 26, Expires 5/24/10	950	(72,675)
Texas Instruments, Inc., Strike Price USD 27, Expires 5/24/10	850	(31,025)
Textron, Inc., Strike Price USD 23, Expires 5/24/10	2,150	(182,750)
Thermo Fisher Scientific, Inc., Strike Price USD 53, Expires 6/21/10	350	(114,681)
U.S. Bancorp, Strike Price USD 27, Expires 5/24/10	500	(32,750)
U.S. Bancorp, Strike Price USD 28, Expires 5/24/10	39	(1,033)
U.S. Bancorp, Strike Price USD 28, Expires 6/21/10	890	(55,180)
United Parcel Service, Inc., Class B, Strike Price USD 65, Expires 5/24/10	750	(326,250)
Wal-Mart Stores, Inc., Strike Price USD 55, Expires 5/24/10	200	(6,200)
Yum! Brands, Inc., Strike Price USD 43, Expires 5/24/10	1,150	(80,500)
Zions Bancorp., Strike Price USD 30, Expires 6/21/10	1,430	(239,525)

Total Exchange-Traded Call Options Written		(6,133,991)

Exchange-Traded Put Option Written—(0.0)%
BHP Billiton Ltd. - ADR, Strike Price USD 75, Expires 5/24/10	830	(307,100)

Over-the-Counter Call Options Written—(0.9)%
Accenture Plc, Class A, Strike Price USD 43.42, Expires 6/14/10, Broker Goldman Sachs & Co.	85,600	(93,662)
Aegon NV, Strike Price EUR 5.14, Expires 5/12/10, Broker Citigroup Global Markets	465,300	(121,310)
Allianz SE, Strike Price EUR 88.06, Expires 6/03/10, Broker Citigroup Global Markets	32,300	(41,247)
Amada Co. Ltd., Strike Price JPY 793.47, Expires 6/28/10, Broker Goldman Sachs & Co.	533,000	(184,523)
Amerprise Financial, Inc., Strike Price USD 45.54, Expires 5/26/10, Broker Citigroup Global Markets	100,000	(186,120)
Anheuser-Busch InBev NV, Strike Price EUR 38.26, Expires 5/12/10, Broker Citigroup Global Markets	78,900	(12,414)
Applied Materials, Inc., Strike Price USD 14.19, Expires 5/20/10, Broker UBS Securities LLC	117,000	(29,840)
Arch Coal, Inc., Strike Price USD 26.25, Expires 6/07/10, Broker Barclays Capital, Inc.	620	(116,222)
Arch Coal, Inc., Strike Price USD 27.04, Expires 6/15/10, Broker UBS Securities LLC	40,000	(66,629)

See Notes to Financial Statements.

36	SEMI-ANNUAL REPORT	APRIL 30, 2010

Schedule of Investments (continued)	BlackRock Global Opportunities Equity Trust (BOE)
(Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Over-the-Counter Call Options Written (continued)
Asahi Breweries Ltd., Strike Price JPY 1,804.03, Expires 5/11/10, Broker Goldman Sachs & Co.	128,000	$(2,030)
AT&T Inc., Strike Price USD 26.51, Expires 6/04/10, Broker Credit Suisse First Boston	104,500	(21,597)
Australia & New Zealand Banking Group Ltd., Strike Price AUD 25.85, Expires 6/07/10, Broker JPMorgan Chase Securities	91,000	(15,131)
Avon Products, Inc., Strike Price USD 33.50, Expires 6/14/10, Broker Goldman Sachs & Co.	108,000	(82,133)
AXA SA, Strike Price EUR 15.55, Expires 6/16/10, Broker Citigroup Global Markets	88,300	(64,615)
AXA SA, Strike Price EUR 16.52, Expires 5/26/10, Broker BNP Paribas	92,400	(16,590)
Banco Santander SA, Strike Price EUR 10.30, Expires 5/26/10, Broker UBS Securities LLC	382,200	(79,848)
Barclays Plc - ADR, Strike Price USD 22.50, Expires 6/04/10, Broker Goldman Sachs & Co.	40,000	(8,978)
Barclays Plc - ADR, Strike Price USD 23.09, Expires 6/10/10, Broker JPMorgan Chase Securities	40,500	(7,410)
Bayerische Motoren Werke AG, Strike Price EUR 34.94, Expires 5/26/10, Broker Citigroup Global Markets	51,000	(169,385)
Bayerische Motoren Werke AG, Strike Price EUR 35.75, Expires 6/03/10, Broker Morgan Stanley & Co., Inc.	14,300	(38,935)
Bayerische Motoren Werke AG, Strike Price EUR 37.48, Expires 6/03/10, Broker Credit Suisse First Boston	10,800	(15,961)
BM&FBOVESPA SA, Strike Price BRL 11.82, Expires 6/09/10, Broker Credit Suisse First Boston	217,400	(42,339)
BNP Paribas, Strike Price EUR 58, Expires 5/21/10, Broker Morgan Stanley & Co., Inc.	250	(8,738)
BNP Paribas, Strike Price EUR 59.07, Expires 5/12/10, Broker BNP Paribas	18,500	(809)
BP Plc, Strike Price GBP 6.49, Expires 5/26/10, Broker UBS Securities LLC	134,700	(790)
BP Plc, Strike Price GBP 6.55, Expires 6/03/10, Broker Morgan Stanley & Co., Inc.	385,000	(1,701)
Bunge Ltd., Strike Price USD 60.47, Expires 6/01/10, Broker Goldman Sachs & Co.	46,000	(5,317)
Canadian Natural Resources Ltd., Strike Price CAD 74, Expires 5/24/10, Broker T.D. Securities	500	(233,806)
Cannon, Inc., Strike Price JPY 4,193.39, Expires 5/11/10, Broker Goldman Sachs & Co.	101,000	(199,470)
CapitaLand Ltd., Strike Price SGD 4.11, Expires 6/07/10, Broker Goldman Sachs & Co.	612,888	(8,366)
Cheung Kong Holdings Ltd., Strike Price HKD 98.06, Expires 6/28/10, Broker Goldman Sachs & Co.	298,000	(107,466)
Chevron Corp., Strike Price USD 81.13, Expires 6/02/10, Broker UBS Securities LLC	12,500	(25,660)
Chevron Corp., Strike Price USD 82.82, Expires 6/10/10, Broker Credit Suisse First Boston	25,000	(35,881)
China Construction Bank Corp., Class H, Strike Price HKD 6.86, Expires 6/07/10, Broker Morgan Stanley & Co., Inc.	2,100,000	(15,601)
Cia Siderurgica Nacional SA - ADR, Strike Price USD 19.50, Expires 5/20/10, Broker Goldman Sachs & Co.	170,000	(27,815)
CIMB Group Holdings Bhd, Strike Price MYR 14.34, Expires 6/07/10, Broker Deutsche Bank Securities	805,000	(64,440)
Citigroup, Inc., Strike Price USD 4.28, Expires 5/07/10, Broker Credit Suisse First Boston	297,500	(50,248)
Citigroup, Inc., Strike Price USD 4.56, Expires 5/28/10, Broker Goldman Sachs & Co.	350,000	(54,989)
Colgate-Palmolive Co., Strike Price USD 85.95, Expires 6/04/10, Broker Morgan Stanley & Co., Inc.	56,000	(55,985)
ConAgra Foods, Inc., Strike Price USD 25.27, Expires 5/13/10, Broker Credit Suisse First Boston	108,000	(2,697)

Options Written	Contracts	Value

Over-the-Counter Call Options Written (continued)
Corio NV - REIT, Strike Price EUR 49.17, Expires 6/03/10, Broker UBS Securities LLC	26,000	$(3,027)
Corning, Inc., Strike Price USD 20.08, Expires 6/16/10, Broker Citigroup Global Markets	276,000	(133,959)
Crescent Point Energy Corp., Strike Price CAD 42.60, Expires 6/18/10, Broker Goldman Sachs & Co.	86,000	(93,869)
DBS Group Holdings Ltd., Strike Price SGD 15.34, Expires 6/28/10, Broker JPMorgan Chase Securities	184,000	(58,535)
Deere & Co., Strike Price USD 61, Expires 5/28/10, Broker UBS Securities LLC	28,000	(46,967)
Deutsche Boerse AG, Strike Price EUR 55.96, Expires 5/26/10, Broker Citigroup Global Markets	26,900	(91,151)
Deutsche Lufthansa AG, Strike Price EUR 12.28, Expires 5/12/10, Broker UBS Securities LLC	135,000	(63,056)
Deutsche Lufthansa AG, Strike Price EUR 12.95, Expires 5/26/10, Broker Citigroup Global Markets	215,000	(58,601)
Deutsche Post AG, Strike Price EUR 12.81, Expires 6/15/10, Broker Citigroup Global Markets	256,000	(75,131)
DIRECTV, Class A, Strike Price USD 34.11, Expires 5/10/10, Broker Citigroup Global Markets	107,000	(235,400)
Dominion Resources, Inc., Strike Price USD 41.95, Expires 5/14/10, Broker UBS Securities LLC	40,000	(11,982)
Dominion Resources, Inc., Strike Price USD 41.95, Expires 5/28/10, Broker UBS Securities LLC	40,000	(17,329)
E.I. du Pont de Nemours & Co., Strike Price USD 39.38, Expires 5/05/10, Broker Morgan Stanley & Co., Inc.	66,400	(42,608)
EMC Corp., Strike Price USD 19.50, Expires 5/28/10, Broker Citigroup Global Markets	190,000	(57,397)
Enbridge, Inc., Strike Price CAD 48.80, Expires 5/14/10, Broker Morgan Stanley & Co., Inc.	30,000	(23,827)
Enbridge, Inc., Strike Price CAD 49.56, Expires 5/10/10, Broker Goldman Sachs & Co.	84,500	(31,850)
Erste Group Bank AG, Strike Price EUR 33.89, Expires 6/04/10, Broker Morgan Stanley & Co., Inc.	78,600	(104,178)
Exxon Mobil Corp., Strike Price USD 69.59, Expires 6/01/10, Broker UBS Securities LLC	65,000	(49,400)
Federal Realty Investment Trust - REIT, Strike Price USD 75.80, Expires 6/08/10, Broker Morgan Stanley & Co., Inc.	28,000	(92,823)
FMC Corp., Strike Price USD 64.16, Expires 6/08/10, Broker Goldman Sachs & Co.	74,000	(142,623)
Focus Media Holding Ltd. - ADR, Strike Price USD 18.39, Expires 6/02/10, Broker Morgan Stanley & Co., Inc.	73,500	(27,333)
Fomento Economico Mexicano SAB de CV - ADR, Strike Price USD 49.24, Expires 6/04/10, Broker Morgan Stanley & Co., Inc.	44,000	(20,149)
Fortum Oyj, Strike Price EUR 18.42, Expires 5/26/10, Broker Citigroup Global Markets	106,200	(141,236)
Fujitsu Ltd., Strike Price JPY 557.83, Expires 5/11/10, Broker JPMorgan Chase Securities	468,000	(533,932)
General Electric Co., Strike Price USD 16.50, Expires 5/07/10, Broker Deutsche Bank Securities	112,000	(264,320)
General Electric Co., Strike Price USD 18.10, Expires 5/13/10, Broker UBS Securities LLC	195,000	(175,504)
General Electric Co., Strike Price USD 19.18, Expires 6/11/10, Broker Credit Suisse First Boston	60,500	(34,395)
GlaxoSmithKline Plc, Strike Price GBP 12.84, Expires 5/12/10, Broker Morgan Stanley & Co., Inc.	48,000	(204)
GlaxoSmithKline Plc, Strike Price GBP 12.87, Expires 5/26/10, Broker Citigroup Global Markets	152,000	(5,276)
Goodrich Corp., Strike Price USD 72.18, Expires 5/13/10, Broker UBS Securities LLC	87,000	(209,963)
Grupo Mexico SAB de CV, Series B, Strike Price MXN 35.51, Expires 6/04/10, Broker Credit Suisse First Boston	1,370,700	(44,195)
Home Depot, Inc., Strike Price USD 35.55, Expires 6/04/10, Broker UBS Securities LLC	88,000	(75,174)

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2010	37

Schedule of Investments (continued)	BlackRock Global Opportunities Equity Trust (BOE)
(Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Over-the-Counter Call Options Written (continued)
Honda Motor Co. Ltd., Strike Price JPY 3,267.35, Expires 6/28/10, Broker JPMorgan Chase Securities	201,400	$(249,694)
HSBC Holdings Plc, Strike Price GBP 6.99, Expires 5/26/10, Broker Credit Suisse First Boston	363,000	(31,018)
Hudson City Bancorp, Inc., Strike Price USD 14.63, Expires 6/10/10, Broker Morgan Stanley & Co., Inc.	129,500	(15,935)
Inditex SA, Strike Price EUR 49.57, Expires 5/26/10, Broker UBS Securities LLC	52,000	(10,980)
Industrial & Commercial Bank of China, Strike Price HKD 5.77, Expires 6/28/10, Broker Deutsche Bank Securities	2,700,000	(70,594)
Intel Corp., Strike Price USD 22.41, Expires 5/10/10, Broker Morgan Stanley & Co., Inc.	150,500	(91,049)
International Business Machines Corp., Strike Price USD 131.91, Expires 6/08/10, Broker UBS Securities LLC	46,000	(75,468)
International Paper Co., Strike Price USD 27.87, Expires 6/02/10, Broker UBS Securities LLC	180,000	(133,907)
Intesa Sanpaolo SpA, Strike Price EUR 2.73, Expires 5/26/10, Broker BNP Paribas	139,200	(4,184)
Intesa Sanpaolo SpA, Strike Price EUR 2.84, Expires 5/12/10, Broker BNP Paribas	712,200	(1,062)
ITOCHU Corp., Strike Price JPY 774.33, Expires 5/11/10, Broker UBS Securities LLC	566,000	(303,009)
Japan Tobacco, Inc., Strike Price JPY 329,260, Expires 6/28/10, Broker JPMorgan Chase Securities	1,460	(200,143)
JTEKT Corp., Strike Price JPY 1,176.06, Expires 5/11/10, Broker Morgan Stanley & Co., Inc.	522,000	(32,301)
KeyCorp, Strike Price USD 9.28, Expires 6/09/10, Broker Citigroup Global Markets	497,500	(209,816)
Kohl’s Corp., Strike Price USD 54, Expires 5/07/10, Broker Credit Suisse First Boston	59,000	(80,536)
Liberty Global, Inc., Class A, Strike Price USD 27.48, Expires 6/11/10, Broker Credit Suisse First Boston	131,500	(135,775)
Manpower, Inc., Strike Price USD 58.64, Expires 5/14/10, Broker Morgan Stanley & Co., Inc.	28,000	(10,253)
Manpower, Inc., Strike Price USD 59.13, Expires 5/04/10, Broker Morgan Stanley & Co., Inc.	25,000	(602)
Marubeni Corp., Strike Price JPY 569.21, Expires 5/11/10, Broker UBS Securities LLC	748,000	(56,271)
Marubeni Corp., Strike Price JPY 598.93, Expires 6/07/10, Broker Morgan Stanley & Co., Inc.	140,000	(10,504)
Mega Financial Holdings Co. Ltd., Strike Price TWD 18.27, Expires 6/28/10, Broker Goldman Sachs & Co.	3,572,000	(79,013)
Merck KGaA, Strike Price EUR 65.11, Expires 6/03/10, Broker Credit Suisse First Boston	22,500	(15,143)
Microsoft Corp., Strike Price USD 29.43, Expires 5/05/10, Broker Credit Suisse First Boston	143,000	(158,664)
Microsoft Corp., Strike Price USD 29.54, Expires 5/05/10, Broker Credit Suisse First Boston	72,000	(72,164)
Mitsubishi Heavy Industries Ltd., Strike Price JPY 386.31, Expires 6/28/10, Broker Morgan Stanley & Co., Inc.	919,000	(147,827)
Mitsubishi UFJ Financial Group, Inc., Strike Price JPY 509.04, Expires 6/28/10, Broker JPMorgan Chase Securities	554,300	(118,962)
Mitsui & Co. Ltd., Strike Price JPY 1,648.32, Expires 6/07/10, Broker Morgan Stanley & Co., Inc.	306,000	(22,835)
Naspers Ltd., Strike Price ZAR 309.06, Expires 5/26/10, Broker Credit Suisse First Boston	68,500	(33,025)
Nestle SA, Strike Price CHF 52.42, Expires 6/03/10, Broker Goldman Sachs & Co.	28,300	(28,682)
Nestle SA, Strike Price CHF 53.93, Expires 5/19/10, Broker UBS Securities LLC	63,200	(16,116)
News Corp., Class A, Strike Price USD 14.25, Expires 5/27/10, Broker Goldman Sachs & Co.	251,000	(325,083)

Options Written	Contracts	Value

Over-the-Counter Call Options Written (continued)
NII Holdings, Inc., Strike Price USD 41.66, Expires 6/25/10, Broker Deutsche Bank Securities	63,000	$(171,276)
Nike, Inc., Strike Price USD 77.06, Expires 6/25/10, Broker Deutsche Bank Securities	26,000	(52,558)
Nitto Denko Corp., Strike Price JPY 3,747.99, Expires 6/07/10, Broker Goldman Sachs & Co.	94,000	(113,130)
Nokia Oyj - ADR, Strike Price USD 14.30, Expires 5/12/10, Broker Deutsche Bank Securities	255,000	(382)
Nomura Holdings, Inc., Strike Price JPY 663.57, Expires 6/28/10, Broker JPMorgan Chase Securities	475,000	(139,534)
Nordea Bank AB, Strike Price SEK 73.17, Expires 5/12/10, Broker BNP Paribas	321,300	(12,688)
Norfolk Southern Corp., Strike Price USD 58.96, Expires 6/01/10, Broker Morgan Stanley & Co., Inc.	31,000	(55,703)
Novartis AG, Registered Shares, Strike Price CHF 57.73, Expires 5/12/10, Broker UBS Securities LLC	128,000	(3,736)
Occidental Petroleum Corp., Strike Price USD 83.61, Expires 5/06/10, Broker Craig-Hallum, Inc.	44,000	(225,783)
Owens-Illinois, Inc., Strike Price USD 37.63, Expires 6/04/10, Broker Dresdner Bank AG	132,000	(62,705)
Pan American Silver Corp., Strike Price USD 23.35, Expires 5/13/10, Broker UBS Securities LLC	121,000	(374,611)
Renault SA, Strike Price EUR 35.87, Expires 6/16/10, Broker Credit Suisse First Boston	54,000	(121,019)
Royal Dutch Shell Plc, Class A - ADR, Strike Price USD 62.17, Expires 7/06/10, Broker UBS Securities LLC	32,000	(76,037)
RWE AG, Strike Price EUR 66.28, Expires 6/03/10, Broker Citigroup Global Markets	43,400	(9,189)
Samsung Electronics Co. Ltd., Strike Price KRW 827,237.04, Expires 6/28/10, Broker Deutsche Bank Securities	7,100	(304,033)
SAP AG - ADR, Strike Price USD 49.11, Expires 6/02/10, Broker Credit Suisse First Boston	75,000	(53,273)
Siemens AG, Strike Price EUR 70.75, Expires 5/06/10, Broker Morgan Stanley & Co., Inc.	69,000	(247,708)
Siliconware Precision Industries Co. - ADR, Strike Price USD 6.91, Expires 6/11/10, Broker Morgan Stanley & Co., Inc.	176,000	(25,634)
Societe Generale, Strike Price EUR 45.41, Expires 6/03/10, Broker Citigroup Global Markets	27,300	(16,352)
St. Jude Medical, Inc., Strike Price USD 43.23, Expires 5/18/10, Broker Goldman Sachs & Co.	43,500	(11,377)
Stanley Black & Decker, Inc., Strike Price USD 59.59, Expires 5/13/10, Broker Deutsche Bank Securities	23,000	(65,803)
Sterlite Industries India Ltd. - ADR, Strike Price USD 19.53, Expires 6/02/10, Broker UBS Securities LLC	48,500	(11,584)
Sumitomo Mitsui Financial Group, Inc., Strike Price JPY 3,211.80, Expires 5/11/10, Broker Morgan Stanley & Co., Inc.	63,000	(15,189)
Sumitomo Mitsui Financial Group, Inc., Strike Price JPY 3,264.32, Expires 6/07/10, Broker Morgan Stanley & Co., Inc.	50,000	(25,880)
SunTrust Banks, Inc., Strike Price USD 29.25, Expires 6/25/10, Broker UBS Securities LLC	147,000	(305,847)
Svenska Cellulosa AB, B Shares, Strike Price SEK 101.89, Expires 5/12/10, Broker UBS Securities LLC	308,000	(21)
Swiss Life Holding AG, Strike Price CHF 133.83, Expires 6/03/10, Broker Credit Suisse First Boston	28,700	(79,822)
T&D Holdings, Inc., Strike Price JPY 2,445.21, Expires 6/07/10, Broker Morgan Stanley & Co., Inc.	154,000	(165,142)
T. Rowe Price Group, Inc., Strike Price USD 53.81, Expires 5/05/10, Broker Morgan Stanley & Co., Inc.	50,000	(186,500)
Telefonica SA, Strike Price EUR 16.94, Expires 6/03/10, Broker Morgan Stanley & Co., Inc.	66,200	(48,911)
Telefonica SA, Strike Price EUR 17.82, Expires 5/26/10, Broker BNP Paribas	127,300	(24,550)

See Notes to Financial Statements.

38	SEMI-ANNUAL REPORT	APRIL 30, 2010

Schedule of Investments (continued)	BlackRock Global Opportunities Equity Trust (BOE)
(Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Over-the-Counter Call Options Written (concluded)
Tokio Marine Holdings, Inc., Strike Price JPY 2,573.77, Expires 5/11/10, Broker Goldman Sachs & Co.	120,000	$(304,334)
Toronto-Dominion Bank (The), Strike Price CAD 76, Expires 5/22/10, Broker T.D. Securities	67	(6,695)
Toronto-Dominion Bank (The), Strike Price CAD 76, Expires 6/21/10, Broker T.D. Securities	304	(55,665)
Total SA, Strike Price EUR 42.95, Expires 6/03/10, Broker Credit Suisse First Boston	23,000	(8,834)
Total SA, Strike Price EUR 43.39, Expires 6/03/10, Broker Morgan Stanley & Co., Inc.	50,500	(14,210)
Total SA, Strike Price EUR 43.64, Expires 5/12/10, Broker Morgan Stanley & Co., Inc.	36,100	(1,709)
Unibail-Rodamco SE - REIT, Strike Price EUR 144.13, Expires 6/16/10, Broker Morgan Stanley & Co., Inc.	22,000	(29,263)
Unilever Plc, Strike Price GBP 19.86, Expires 5/26/10, Broker UBS Securities LLC	130,000	(42,114)
United Parcel Service, Inc., Class B, Strike Price USD 64.98, Expires 5/14/10, Broker JPMorgan Chase Securities	42,000	(175,024)
Urban Outfitters, Inc., Strike Price USD 40.70, Expires 6/10/10, Broker Goldman Sachs & Co.	77,500	(49,655)
Usinas Siderurgicas de Minas Gerais SA, Class A - Preference Shares, Strike Price BRL 57.07, Expires 5/28/10, Broker Deutsche Bank Securities	104,200	(97,147)
Validus Holdings Ltd., Strike Price USD 26.86, Expires 5/12/10, Broker JPMorgan Chase Securities	106,000	(2,662)
VimpelCom Ltd. - ADR, Strike Price USD 17.88, Expires 6/11/10, Broker UBS Securities LLC	70,000	(46,307)
Vodafone Group Plc - ADR, Strike Price USD 23.16, Expires 5/27/10, Broker Credit Suisse First Boston	35,000	(11,689)
Vodafone Group Plc - ADR, Strike Price USD 23.42, Expires 5/27/10, Broker Citigroup Global Markets	123,000	(33,126)
Vodafone Group Plc - ADR, Strike Price USD 23.50, Expires 5/28/10, Broker Credit Suisse First Boston	50,000	(6,908)
Volkswagen AG - Preference Shares, Strike Price EUR 68.24, Expires 5/12/10, Broker Morgan Stanley & Co., Inc.	37,726	(186,142)
Volkswagen AG - Preference Shares, Strike Price EUR 72.22, Expires 6/16/10, Broker Citigroup Global Markets	14,900	(58,441)
Wal-Mart Stores, Inc., Strike Price USD 54.96, Expires 6/10/10, Broker Citigroup Global Markets	79,000	(43,862)
Wilmar International Ltd., Strike Price SGD 7.02, Expires 6/07/10, Broker Goldman Sachs & Co.	732,000	(77,922)
Wing Hang Bank Ltd., Strike Price HKD 80.79, Expires 6/07/10, Broker JPMorgan Chase Securities	172,000	(45,756)
WPP Plc, Strike Price GBP 7.02, Expires 5/26/10, Broker Citigroup Global Markets	342,400	(69,548)

Total Over-the-Counter Call Options Written		(12,395,697)

Total Options Written (Premiums Received $19,999,063)—(1.4)%		(18,836,788)

Total Investments Net of Outstanding Options Written—98.8%		1,300,146,151
Other Assets Less Liabilities—1.2%		15,863,386

Net Assets—100.0%		$1,316,009,537

*	The cost and unrealized appreciation (depreciation) of investments as of April 30, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$1,295,773,777

Gross unrealized appreciation	$70,252,399
Gross unrealized depreciation	(47,043,237)

Net unrealized appreciation	$23,209,162

(a)	Non-income producing security.
(b)	Security, or a portion thereof, pledged as collateral for outstanding options written.
(c)	Security, or a portion of security, is on loan.
(d)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940 were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2009	Net Activity	Shares/ Beneficial Interest Held at April 30, 2010	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	5,139,633	65,895,191	71,034,824	$19,780
BlackRock Liquidity Series, LLC Money Market Series	7,602,800	(4,752,800)	2,850,000	$6,256

(e)	Represents current yield as of report date.
(f)	Security purchased with the cash collateral from securities loans.

•	Foreign currency exchange contracts as of April 30, 2010 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

CAD	2,470,000	USD	2,461,424	Citigroup Global Markets	5/03/10	$(29,822)
CHF	2,578,500	USD	2,380,447	Citigroup Global Markets	5/03/10	15,693
MXN	3,197,000	USD	2,260,971	Citigroup Global Markets	5/03/10	(1,394)
CAD	2,224,000	USD	2,212,726	Citigroup Global Markets	5/04/10	(23,293)
GBP	17,000	USD	25,984	Citigroup Global Markets	5/06/10	26
EUR	15,330,000	USD	20,407,342	Deutsche Bank Securities	5/05/10	4,173
USD	100,280	CHF	108,000	Deutsche Bank Securities	5/05/10	(84)
USD	121,720	HKD	945,000	Morgan Stanley & Co., Inc.	5/04/10	2
USD	187,080	SGD	256,000	Morgan Stanley & Co., Inc.	5/04/10	259
USD	3,411,930	GBP	2,229,000	Royal Bank of Scotland	5/05/10	1,509
USD	4,249,343	EUR	3,189,000	UBS Securities LLC	5/04/10	3,283

Total						$(29,648)

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available In the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2010	39

Schedule of Investments (concluded)	BlackRock Global Opportunities Equity Trust (BOE)

The following tables summarize the inputs used as of April 30, 2010 in determining the investments:

Investments in Securities

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks:
Australia	$7,169,815	$3,654,631	—	$10,824,446
Austria	—	6,344,555	—	6,344,555
Belgium	—	6,956,560	—	6,956,560
Bermuda	4,410,735	—	—	4,410,735
Brazil	20,892,558	—	—	20,892,558
Canada	48,907,111	—	—	48,907,111
China	4,681,620	6,680,586	—	11,362,206
Finland	5,626,432	4,986,976	—	10,613,408
France	—	35,989,349	—	35,989,349
Germany	12,748,035	66,903,974	—	79,652,009
Hong Kong	2,726,760	9,840,365	—	12,567,125
India	4,066,988	5,400,986	—	9,467,974
Ireland	6,786,020	—	—	6,786,020
Israel	3,465,070	—	—	3,465,070
Italy	—	5,101,755	—	5,101,755
Japan	—	131,070,483	—	131,070,483
Malaysia	—	4,757,438	—	4,757,438
Mexico	11,129,651	—	—	11,129,651
Netherlands	4,314,934	15,221,524	—	19,536,458
New Zealand	—	4,859,048	—	4,859,048
Singapore	—	13,327,727	—	13,327,727
South Africa	—	5,017,441	—	5,017,441
South Korea	—	9,808,371	—	9,808,371
Spain	—	22,647,899	—	22,647,899
Sweden	—	12,980,707	—	12,980,707
Switzerland	6,792,363	23,795,326	—	30,587,689
Taiwan	3,089,760	3,792,468	—	6,882,228
Thailand	—	9,796,449	—	9,796,449
United Kingdom	26,385,623	34,235,358	—	60,620,981
United States	628,734,664	—	—	628,734,664
Short-Term Securities	71,034,824	2,850,000	—	73,884,824

Total	$872,962,963	$446,019,976	—	$1,318,982,939

Other Financial Instruments[1]

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:	—	$24,945	—	$24,945
Liabilities:	$(6,301,479)	(12,589,902)	—	(18,891,381)

Total	$(6,301,479)	$(12,564,957)	—	$(18,866,436)

[1]

Other financial instruments are foreign currency exchange contracts and options. Foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options are shown at value.

See Notes to Financial Statements.

40	SEMI-ANNUAL REPORT	APRIL 30, 2010

Schedule of Investments April 30, 2010 (Unaudited)	BlackRock Health Sciences Trust (BME)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Biotechnology—10.4%
3SBio, Inc. - ADR (a)	31,900	$380,248
Amgen, Inc. (a)	121,300	6,957,768
BioMarin Pharmaceutical, Inc. (a)	29,500	689,415
Celgene Corp. (a)	36,600	2,267,370
Dendreon Corp. (a)	66,500	3,605,630
Gilead Sciences, Inc. (a)	40,560	1,609,015
Human Genome Sciences, Inc. (a)	78,800	2,181,972
Incyte Corp. Ltd. (a)	113,400	1,521,828
Ironwood Pharmaceuticals, Inc. (a)	35,500	458,660
Momenta Pharmaceuticals, Inc. (a)	12,900	179,052
OSI Pharmaceuticals, Inc. (a)	30,200	1,771,834
Pharmasset, Inc. (a)	15,700	508,680
Sinovac Biotech Ltd. (a)	20,600	119,274

		22,250,746

Electronic Equipment, Instruments & Components—1.7%
Agilent Technologies, Inc. (a)	100,400	3,640,504

Health Care Equipment & Supplies—26.9%
Alcon, Inc. (a)	13,800	2,150,868
Baxter International, Inc. (b)	21,800	1,029,396
Becton Dickinson & Co.	43,600	3,329,732
China Medical Technologies, Inc. - ADR	43,000	596,840
Cooper Cos., Inc. (The)	67,900	2,640,631
CR Bard, Inc. (b)	25,700	2,223,821
DENTSPLY International, Inc.	41,100	1,505,904
Edwards Lifesciences Corp.	12,400	1,278,192
Elekta AB	55,600	1,443,883
Gen-Probe, Inc. (a)	49,000	2,322,110
Getinge AB	46,000	1,028,250
Henry Schein, Inc. (a)	46,800	2,829,996
Hill-Rom Holdings, Inc.	110,400	3,500,784
Hologic, Inc. (a)	83,600	1,493,932
Inverness Medical Innovations, Inc. (a)	43,100	1,714,518
Medtronic, Inc.	68,890	3,009,804
Mindray Medical International Ltd. - ADR	57,400	2,192,680
Nobel Biocare Holding AG	67,800	1,486,052
Sirona Dental Systems, Inc. (a)	82,100	3,422,749
Smith & Nephew Plc	335,100	3,474,194
Sonova Holding AG	5,100	632,214
Stryker Corp.	115,400	6,628,576
Thoratec Corp. (a)	20,900	931,931
Varian Medical Systems, Inc. (a)	65,000	3,664,700
Zimmer Holdings, Inc. (a)	46,900	2,856,679

		57,388,436

Health Care Providers & Services—19.4%
Aetna, Inc.	70,400	2,080,320
AmerisourceBergen Corp.	160,300	4,945,255
CIGNA Corp.	47,600	1,526,056
Community Health Systems, Inc. (a)	56,200	2,296,332
DaVita, Inc. (a)	29,480	1,840,436
Express Scripts, Inc. (a)	45,180	4,523,874
Fresenius Medical Care AG & Co. KGaA	62,400	3,378,578
McKesson Corp.	69,500	4,504,295
Medco Health Solutions, Inc. (a)	34,810	2,051,005
Mednax, Inc. (a)	14,500	796,630
Patterson Cos., Inc.	111,700	3,573,283
Tenet Healthcare Corp. (a)	231,400	1,446,250
UnitedHealth Group, Inc.	142,700	4,325,237
VCA Antech, Inc. (a)	78,400	2,231,264
WellPoint, Inc. (a)	35,200	1,893,760

		41,412,575

Health Care Technology—6.9%
Allscripts-Misys Healthcare Solutions, Inc. (a)	92,100	1,857,657
Biogen Idec, Inc. (a)	52,500	2,795,625
Genzyme Corp. (a)	87,900	4,679,796

Common Stocks	Shares	Value

Health Care Technology (concluded)
Quest Diagnostics, Inc.	19,800	$1,131,768
St. Jude Medical, Inc. (a)	105,000	4,286,100

		14,750,946

Industrial Conglomerates—1.4%
Koninklijke (Royal) Philips Electronics NV	89,200	2,995,262

Insurance—0.1%
Amil Participacoes SA	13,800	113,131

Life Sciences Tools & Services—7.7%
Dionex Corp. (a)	31,900	2,602,083
Life Technologies Corp. (a)	40,800	2,232,168
Mettler-Toledo International, Inc. (a)	19,900	2,497,052
Millipore Corp. (a)	22,500	2,388,375
Tecan Group AG	22,100	1,468,098
Thermo Fisher Scientific, Inc. (a)	93,600	5,174,208

		16,361,984

Pharmaceuticals—21.4%
Abbott Laboratories	75,540	3,864,626
Allergan, Inc.	21,100	1,343,859
Bristol-Myers Squibb Co.	196,100	4,959,369
Cephalon, Inc. (a)	31,000	1,990,200
Eli Lilly & Co.	22,200	776,334
GlaxoSmithKline Plc	179,500	3,331,709
Johnson & Johnson	103,270	6,640,261
Merck & Co., Inc.	77,100	2,701,584
Merck KGaA	41,100	3,378,430
Novartis AG	135,600	6,913,533
Pfizer, Inc.	255,900	4,278,648
Roche Holding AG	50	7,894
Simcere Pharmaceutical Group - ADR (a)	24,900	198,204
Somaxon Pharmaceuticals, Inc. (a)	35,000	251,650
Teva Pharmaceutical Industries Ltd. - ADR	46,150	2,710,390
Watson Pharmaceuticals, Inc. (a)	56,000	2,397,920

		45,744,611

Total Long-Term Investments (Cost—$184,537,875)—95.9%		204,658,195

Short-Term Securities

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.13% (c)(d)	12,895,249	12,895,249

Total Short-Term Securities (Cost—$12,895,249)—6.1%		12,895,249

Total investments before outstanding options written (Cost—$197,433,124*)—102.0%		217,553,444

Options Written	Contracts

Exchange-Traded Call Options Written—(0.5)%
3SBio, Inc., - ADR, Strike Price USD 15, Expires 6/21/10	80	(1,600)
Aetna, Inc., Strike Price USD 33, Expires 5/24/10	230	(3,105)
Agilent Technologies, Inc., Strike Price USD 35, Expires 5/24/10	260	(46,540)
Alcon, Inc., Strike Price USD 160, Expires 5/24/10	25	(1,500)
Alcon, Inc., Strike Price USD 165, Expires 5/24/10	30	(450)
Allergan, Inc., Strike Price USD 65, Expires 5/24/10	65	(5,525)
Allscripts-Misys Healthcare Solutions, Inc., Strike Price USD 22.50, Expires 6/21/10	300	(7,500)
AmerisourceBergen Corp., Strike Price USD 28.75, Expires 5/10/10	200	(42,000)
AmerisourceBergen Corp., Strike Price USD 30, Expires 5/24/10	300	(35,250)
Amgen, Inc., Strike Price USD 62.50, Expires 5/24/10	200	(1,200)

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2010	41

Schedule of Investments (continued)	BlackRock Health Sciences Trust (BME)
(Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Exchange-Traded Call Options Written (continued)
Amgen, Inc., Strike Price USD 62.50, Expires 6/21/10	200	$(8,200)
Baxter International, Inc., Strike Price USD 60, Expires 5/24/10	75	(375)
Becton Dickinson & Co., Strike Price USD 80, Expires 5/24/10	65	(1,462)
Becton Dickinson & Co., Strike Price USD 80, Expires 6/21/10	100	(6,750)
Biogen Idec, Inc., Strike Price USD 60, Expires 5/24/10	135	(2,025)
BioMarin Pharmaceutical, Inc., Strike Price USD 25, Expires 5/24/10	100	(3,250)
Bristol-Myers Squibb Co., Strike Price USD 27, Expires 5/24/10	288	(1,872)
Bristol-Myers Squibb Co., Strike Price USD 27, Expires 6/21/10	260	(7,540)
Celgene Corp., Strike Price USD 65, Expires 5/24/10	100	(5,000)
Cephalon, Inc., Strike Price USD 70, Expires 5/24/10	100	(3,750)
CIGNA Corp., Strike Price USD 36, Expires 5/24/10	150	(3,000)
Community Health Systems, Inc., Strike Price USD 45, Expires 5/24/10	150	(2,250)
Community Health Systems, Inc., Strike Price USD 45, Expires 6/21/10	50	(3,000)
Cooper Cos., Inc. (The), Strike Price USD 42.50, Expires 5/22/10	220	(5,994)
CR Bard, Inc., Strike Price USD 87, Expires 6/10/10	100	(18,031)
DaVita, Inc., Strike Price USD 65, Expires 5/24/10	74	(2,775)
Eli Lilly & Co., Strike Price USD 36, Expires 6/21/10	60	(2,340)
Eli Lilly & Co., Strike Price USD 37, Expires 5/24/10	50	(225)
Express Scripts, Inc., Strike Price USD 105, Expires 5/24/10	60	(5,250)
Express Scripts, Inc., Strike Price USD 95, Expires 5/24/10	60	(36,900)
Gen-Probe, Inc., Strike Price USD 50, Expires 6/21/10	165	(11,138)
Genzyme Corp., Strike Price USD 55, Expires 5/24/10	150	(8,625)
Genzyme Corp., Strike Price USD 60, Expires 5/24/10	125	(1,563)
Gilead Sciences, Inc., Strike Price USD 42, Expires 5/24/10	130	(3,640)
Gilead Sciences, Inc., Strike Price USD 47, Expires 6/21/10	175	(1,400)
Henry Schein, Inc., Strike Price USD 60, Expires 7/19/10	100	(31,750)
Hill-Rom Holdings, Inc., Strike Price USD 30, Expires 5/24/10	100	(25,000)
Hologic, Inc., Strike Price USD 20, Expires 6/21/10	250	(10,000)
Human Genome Sciences, Inc., Strike Price USD 30, Expires 5/24/10	170	(7,565)
Human Genome Sciences, Inc., Strike Price USD 33, Expires 5/24/10	50	(575)
Human Genome Sciences, Inc., Strike Price USD 35, Expires 5/24/10	250	(1,750)
Incyte Corp. Ltd., Strike Price USD 15, Expires 5/24/10	250	(7,500)
Incyte Corp. Ltd., Strike Price USD 15, Expires 6/21/10	125	(7,500)
Inverness Medical Innovations, Inc., Strike Price USD 45, Expires 5/24/10	150	(1,125)
Ironwood Pharmaceuticals, Inc., Strike Price USD 15, Expires 5/24/10	50	(1,250)
Johnson & Johnson, Strike Price USD 65, Expires 5/24/10	100	(5,250)
Johnson & Johnson, Strike Price USD 65, Expires 6/21/10	170	(14,620)
Johnson & Johnson, Strike Price USD 67.50, Expires 5/24/10	50	(300)
Life Technologies Corp., Strike Price USD 55, Expires 6/21/10	80	(14,600)
McKesson Corp., Strike Price USD 65, Expires 5/24/10	90	(15,975)
McKesson Corp., Strike Price USD 67.25, Expires 5/14/10	85	(4,587)
Medco Health Solutions, Inc., Strike Price USD 66, Expires 5/27/10	230	(2,235)
Mednax, Inc., Strike Price USD 60, Expires 5/24/10	50	(2,750)
Medtronic, Inc., Strike Price USD 45, Expires 6/21/10	200	(23,000)
Merck & Co., Inc., Strike Price USD 37, Expires 5/24/10	100	(2,700)
Merck & Co., Inc., Strike Price USD 38, Expires 5/24/10	195	(2,145)
Merck & Co., Inc., Strike Price USD 39, Expires 5/24/10	100	(499)
Mettler-Toledo International, Inc., Strike Price USD 120, Expires 6/21/10	40	(30,600)
Mindray Medical International Ltd. - ADR, Strike Price USD 37, Expires 5/21/10	185	(33,521)
Momenta Pharmaceuticals, Inc., Strike Price USD 17.50, Expires 6/21/10	40	(2,000)

Options Written	Contracts	Value

Exchange-Traded Call Options Written (concluded)
OSI Pharmaceuticals, Inc., Strike Price USD 60, Expires 5/24/10	100	$(10,000)
Patterson Cos., Inc., Strike Price USD 30, Expires 5/24/10	100	(23,250)
Patterson Cos., Inc., Strike Price USD 32.50, Expires 5/24/10	150	(9,000)
Patterson Cos., Inc., Strike Price USD 32.50, Expires 6/21/10	100	(10,000)
Pfizer, Inc., Strike Price USD 18, Expires 5/24/10	350	(1,925)
Sirona Dental Systems, Inc., Strike Price USD 35, Expires 6/21/10	100	(72,000)
Sirona Dental Systems, Inc., Strike Price USD 40, Expires 5/24/10	150	(40,875)
Somaxon Pharmaceuticals, Inc., Strike Price USD 10, Expires 5/24/10	115	(862)
St. Jude Medical, Inc., Strike Price USD 40, Expires 5/24/10	150	(22,500)
St. Jude Medical, Inc., Strike Price USD 45, Expires 6/21/10	100	(3,000)
Stryker Corp., Strike Price USD 55, Expires 6/21/10	100	(33,500)
Stryker Corp., Strike Price USD 56.50, Expires 5/24/10	200	(33,228)
Stryker Corp., Strike Price USD 60, Expires 5/24/10	100	(2,750)
Teva Pharmaceutical Industries Ltd. - ADR, Strike Price USD 62.50, Expires 5/24/10	75	(2,025)
Teva Pharmaceutical Industries Ltd. - ADR, Strike Price USD 65, Expires 5/24/10	150	(1,425)
Thermo Fisher Scientific, Inc., Strike Price USD 55, Expires 5/24/10	290	(42,775)
Thoratec Corp., Strike Price USD 35, Expires 5/24/10	50	(49,500)
Thoratec Corp., Strike Price USD 37.50, Expires 6/21/10	25	(19,125)
UnitedHealth Group, Inc., Strike Price USD 34, Expires 6/21/10	300	(8,700)
Varian Medical Systems, Inc., Strike Price USD 55, Expires 5/24/10	200	(41,500)
Watson Pharmaceuticals, Inc., Strike Price USD 45, Expires 5/24/10	100	(3,500)
Watson Pharmaceuticals, Inc., Strike Price USD 45, Expires 6/21/10	100	(6,250)
WellPoint, Inc., Strike Price USD 62.50, Expires 5/24/10	110	(1,155)

Total Exchange-Traded Call Options Written		(978,667)

Exchange-Traded Put Option Written—(0.0)%
Dendreon Corp., Strike Price USD 50, Expires 5/24/10	270	(28,755)

Over-the-Counter Call Options Written—(0.1)%
Abbott Laboratories, Strike Price USD 53.18, Expires 5/14/10, Broker UBS Securities LLC	60,500	(5,463)
Elekta AB, Strike Price SEK 192.86, Expires 6/16/10, Broker Credit Suisse First Boston	17,000	(17,166)
Fresenius Medical Care AG & Co. KGaA, Strike Price EUR 41.93, Expires 6/03/10, Broker Morgan Stanley & Co., Inc.	15,700	(8,274)
Fresenius Medical Care AG & Co. KGaA, Strike Price EUR 42, Expires 5/21/10, Broker Morgan Stanley & Co., Inc.	25	(644)
Getinge AB, Strike Price SEK 180, Expires 6/18/10, Broker UBS Securities LLC	150	(1,739)
GlaxoSmithKline Plc, Strike Price GBP 12.97, Expires 6/03/10, Broker Morgan Stanley & Co., Inc.	52,300	(3,012)
Hill-Rom Holdings, Inc., Strike Price USD 27.50, Expires 5/10/10, Broker UBS Securities LLC	21,000	(88,410)
Koninklijke (Royal) Philips Electronics NV, Strike Price EUR 24.24, Expires 5/06/10, Broker Morgan Stanley & Co., Inc.	7,900	(10,609)
Koninklijke (Royal) Philips Electronics NV, Strike Price EUR 25.25, Expires 5/05/10, Broker Citigroup Global Markets	18,500	(9,122)
Merck KGaA, Strike Price EUR 61.61, Expires 5/06/10, Broker UBS Securities LLC	4,300	(3,579)
Merck KGaA, Strike Price EUR 65.11, Expires 6/03/10, Broker Credit Suisse First Boston	9,000	(6,057)
Nobel Biocare Holding AG, Strike Price CHF 26, Expires 6/18/10, Broker Morgan Stanley & Co., Inc.	44	(1,463)
Nobel Biocare Holding AG, Strike Price CHF 30.32, Expires 6/03/10, Broker Morgan Stanley & Co., Inc.	10,300	(111)

See Notes to Financial Statements.

42	SEMI-ANNUAL REPORT	APRIL 30, 2010

Schedule of Investments (continued)	BlackRock Health Sciences Trust (BME)
(Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Over-the-Counter Call Options Written (concluded)
Nobel Biocare Holding AG, Strike Price CHF 33, Expires 6/18/10, Broker UBS Securities LLC	100	$(787)
Novartis AG, Registered Shares, Strike Price CHF 57, Expires 5/21/10, Broker Credit Suisse First Boston	420	(7,973)
Novartis AG, Registered Shares, Strike Price CHF 57.79, Expires 6/03/10, Broker BNP Paribas	15,000	(3,055)
Novartis AG, Registered Shares, Strike Price CHF 58, Expires 5/21/10, Broker Morgan Stanley & Co., Inc.	180	(1,428)
Smith & Nephew Plc, Strike Price GBP 6.89, Expires 6/16/10, Broker Morgan Stanley & Co., Inc.	85,000	(15,413)
Sonova Holding AG, Strike Price CHF 135.51, Expires 5/12/10, Broker UBS Securities LLC	4,100	(5,937)
St. Jude Medical, Inc., Strike Price USD 43.23, Expires 5/18/10, Broker Goldman Sachs & Co.	8,000	(2,092)
Tecan Group AG, Registered Shares, Strike Price CHF 76.19, Expires 5/12/10, Broker Citigroup Global Markets	8,200	(740)
Tenet Healthcare Corp., Strike Price USD 6.17, Expires 6/01/10, Broker Credit Suisse First Boston	61,000	(27,059)
Zimmer Holdings, Inc., Strike Price USD 61, Expires 5/18/10, Broker Morgan Stanley & Co., Inc.	12,500	(13,005)

Total Over-the-Counter Call Options Written		(233,138)

Total Options Written (Premiums Received $1,604,894)—(0.6)%		(1,240,560)

Total investments net of outstanding options written—101.4%		216,312,884
Liabilities in Excess of Other Assets—(1.4)%		(2,936,620)

Net Assets—100.0%		$213,376,264

*	The cost and unrealized appreciation (depreciation) of investments as of April 30, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$199,514,139

Gross unrealized appreciation	$21,685,211
Gross unrealized depreciation	(3,645,906)

Net unrealized appreciation	$18,039,305

(a)	Non-income producing security.
(b)	Security, or a portion thereof, pledged as collateral for outstanding options written.
(c)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940 were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2009	Net Activity	Shares/ Beneficial Interest Held at April 30, 2010	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	9,732,338	3,162,911	12,895,249	$3,840
BlackRock Liquidity Series, LLC Money Market Series	2,152,000	(2,152,000)	—	$726

(d)	Represents current yield as of report date.

•	Foreign currency exchange contracts as of April 30, 2010 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

EUR	90,000	USD	119,396	Citigroup Global Markets	5/03/10	$436
SEK	313,000	USD	42,857	Citigroup Global Markets	5/03/10	356
GBP	77,000	USD	117,092	Citigroup Global Markets	5/04/10	720
USD	79,777	SEK	575,000	Citigroup Global Markets	5/05/10	391
USD	124,421	CHF	134,000	Deutsche Bank Securities	5/05/10	(105)
USD	1,073,850	CHF	1,156,000	Royal Bank of Scotland	5/04/10	(408)
USD	69,290	EUR	52,000	UBS Securities LLC	5/04/10	53

Total						$1,443

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or defined by Trust management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available In the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following tables summarize the inputs used as of April 30, 2010 in determining the investments:

Investments in Securities

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks:
Biotechnology	$22,250,746	—	—	$22,250,746
Electronic Equipment, Instruments & Components	3,640,504	—	—	3,640,504
Health Care Equipment & Supplies	49,323,843	$8,064,593	—	57,388,436
Health Care Providers & Services	38,033,997	3,378,578	—	41,412,575
Health Care Technology	14,750,946	—	—	14,750,946
Industrial Conglomerates	—	2,995,262	—	2,995,262
Insurance	113,131	—	—	113,131
Life Sciences Tools & Services	14,893,886	1,468,098	—	16,361,984
Pharmaceuticals	32,113,045	13,631,566	—	45,744,611
Short-Term Securities	12,895,249	—	—	12,895,249

Total	$188,015,347	$29,538,097	—	$217,553,444

Other Financial Instruments[1]

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:	—	$1,956	—	$1,956
Liabilities:	$(867,327)	(373,746)	—	$(1,241,073)

Total	$(867,327)	$(371,790)	—	$(1,239,117)

[1]

Other financial instruments are foreign currency exchange contracts and options. Foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options are shown at value.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2010	43

Schedule of Investments April 30, 2010 (Unaudited)	BlackRock International Growth and Income Trust (BGY)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Australia—2.3%
Australia & New Zealand Banking Group Ltd.	245,300	$5,433,218
BHP Billiton Ltd. - ADR (a)	87,900	6,398,241
Commonwealth Bank of Australia	113,000	6,046,012
National Australia Bank Ltd.	285,100	7,283,988
ResMed, Inc. (b)	316,000	2,069,300

		27,230,759

Austria—0.5%
Erste Group Bank AG	127,600	5,665,257

Belgium—0.7%
Anheuser-Busch InBev NV	131,400	6,374,421
Belgacom SA	60,000	2,107,154

		8,481,575

Brazil—2.9%
Banco Santander Brasil SA - ADR	191,100	2,222,493
BM&FBOVESPA SA	377,444	2,486,255
Cia de Bebidas das Americas - ADR	42,000	4,107,600
Cia Energetica de Minas Gerais - ADR	293,820	4,745,193
Cia Siderurgica Nacional SA - ADR	240,400	4,483,460
Hypermarcas SA (b)	421,600	5,774,944
Usinas Siderurgicas de Minas Gerais SA, Class A - Preference Shares	166,300	5,435,066
Vale SA - ADR	143,000	4,380,090

		33,635,101

Canada—8.7%
Bombardier, Inc., Class B	1,912,200	9,977,023
Canadian National Railway Co.	132,100	7,905,453
Canadian Natural Resources Ltd.	97,100	7,477,981
Canadian Natural Resources Ltd.	43,000	3,308,420
Canadian Pacific Railway Ltd.	137,400	8,099,539
Cenovus Energy, Inc.	234,400	6,892,624
Crescent Point Energy Corp.	131,000	5,559,569
Eldorado Gold Corp. (b)	590,800	9,073,125
Enbridge, Inc.	135,000	6,555,966
Magna International, Inc., Class A (b)	87,200	5,725,552
Pacific Rubiales Energy Corp. (b)	222,000	5,004,725
Pan American Silver Corp.	315,200	8,346,496
Potash Corp. of Saskatchewan, Inc. (a)	48,600	5,370,300
Toronto-Dominion Bank (The)	76,270	5,668,818
TransCanada Corp.	161,000	5,680,488

		100,646,079

Cayman Islands—0.6%
Hidili Industry International Development Ltd. (b)	6,505,600	7,090,650

China—1.6%
China Construction Bank Corp., Class H	6,170,800	5,011,138
China Life Insurance Co. Ltd., Class H	942,900	4,341,580
Focus Media Holding Ltd. - ADR (b)	224,200	3,762,076
Industrial & Commercial Bank of China	7,184,800	5,236,623

		18,351,417

Denmark—1.2%
FLSmidth & Co. A/S	136,200	10,262,470
TrygVesta AS	65,500	4,043,463

		14,305,933

Finland—0.6%
Fortum Oyj	246,800	6,377,128

France—5.5%
AXA SA	289,800	5,759,031
BNP Paribas	76,540	5,257,245
Cap Gemini SA (b)	100,400	5,057,060
Eramet	16,250	5,864,205
GDF Suez	203,760	7,246,419
Renault SA (b)	93,200	4,317,964
Societe Generale	95,000	5,072,934
Total SA	252,700	13,748,745

Common Stocks	Shares	Value

France (concluded)
Unibail-Rodamco SE - REIT	28,000	$5,292,016
Vivendi	219,600	5,760,650

		63,376,269

Germany—9.0%
Allianz SE	51,400	5,892,761
BASF SE	153,300	8,912,663
Bayerische Motoren Werke AG	122,400	6,053,544
Deutsche Lufthansa AG (b)	497,000	8,264,824
Deutsche Post AG	412,600	6,692,197
Deutsche Telekom AG	598,800	7,796,534
Fresenius Medical Care AG & Co. KGaA	160,500	8,690,092
Merck KGaA	108,100	8,885,846
Muenchener Rueckversicherungs AG	14,300	2,015,354
RWE AG	172,800	14,214,216
SAP AG - ADR	121,000	5,741,450
Siemens AG	110,800	10,927,802
Software AG (b)	24,100	2,770,694
Volkswagen AG - Preference Shares	79,120	7,644,033

		104,502,010

Gibraltar—0.2%
PartyGaming Plc (b)	492,700	2,311,164

Hong Kong—3.0%
Cathay Pacific Airways Ltd.	3,730,000	7,769,689
Cheung Kong Holdings Ltd.	666,000	8,213,013
China Mobile Ltd.	623,000	6,098,576
CNOOC Ltd. - ADR	24,200	4,257,264
Melco Crown Entertainment Ltd. - ADR (b)(c)	742,400	3,533,824
New World Development Ltd.	2,697,900	4,785,293

		34,657,659

India—0.6%
Sterlite Industries India Ltd. - ADR	395,200	7,168,928

Indonesia—0.5%
Adaro Energy PT	25,520,400	6,117,241

Israel—0.3%
Teva Pharmaceutical Industries Ltd. - ADR	53,000	3,112,690

Italy—2.1%
Enel SpA	998,500	5,231,065
Fondiaria-Sai SpA	383,300	5,309,533
Intesa Sanpaolo SpA (b)	1,322,400	4,358,525
Paramalat SpA	1,515,200	3,988,610
Telecom Italia SpA (b)	1,600,000	2,236,962
UniCredit SpA (b)	1,031,665	2,703,690

		23,828,385

Japan—13.8%
Asahi Breweries Ltd.	206,700	3,713,034
Bank of Yokohama Ltd. (The)	468,500	2,435,924
Bridgestone Corp.	264,100	4,401,496
Canon, Inc.	126,100	5,768,230
Chiba Bank Ltd.	567,900	3,596,489
Fujitsu Ltd.	561,000	3,944,932
Honda Motor Co. Ltd.	342,500	11,589,362
Hoya Corp.	228,100	6,309,010
ITOCHU Corp.	828,900	7,181,307
Japan Tobacco, Inc.	2,238	7,755,667
JSR Corp.	284,800	5,765,767
KDDI Corp.	710	3,423,282
Konica Minolta Holdings, Inc.	502,700	6,358,757
Marubeni Corp.	1,400,500	8,263,438
Matsui Securities Co. Ltd.	555,800	4,174,453
Mitsubishi Heavy Industries Ltd.	1,670,600	6,729,308
Mitsubishi UFJ Financial Group, Inc.	1,075,700	5,605,510
Mitsui & Co. Ltd.	428,900	6,445,979
Mizuho Securities Co. Ltd.	1,033,000	2,861,162
Nikon Corp.	294,400	6,683,199
Nomura Holdings, Inc.	825,400	5,705,259

See Notes to Financial Statements.

44	SEMI-ANNUAL REPORT	APRIL 30, 2010

Schedule of Investments (continued)	BlackRock International Growth and Income Trust (BGY)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Japan (concluded)
NSK Ltd.	1,590,000	$12,128,622
NTT Data Corp.	1,685	6,083,672
Panasonic Corp.	314,900	4,614,818
Sumitomo Mitsui Financial Group, Inc.	172,500	5,704,893
T&D Holdings, Inc.	247,000	6,452,237
Tokio Marine Holdings, Inc.	208,600	6,210,151

		159,905,958

Malaysia—0.8%
Bumiputra-Commerce Holdings Bhd	2,115,600	9,367,866

Mexico—1.0%
Fomento Economico Mexicano SAB de CV - ADR	113,100	5,353,023
Grupo Mexico SAB de CV	2,185,300	5,766,647

		11,119,670

Netherlands—2.1%
Aegon NV (b)	820,700	5,739,983
Corio NV - REIT	19,700	1,139,697
ING Groep NV (b)	650,900	5,745,059
Koninklijke (Royal) KPN NV	357,800	5,368,072
Koninklijke (Royal) Philips Electronics NV	87,300	2,931,462
VimpelCom Ltd. - ADR (b)	222,000	3,867,240

		24,791,513

New Zealand—0.2%
Telecom Corp. of New Zealand Ltd. - ADR	325,000	2,544,750

Philippines—0.3%
Philippine Long Distance Telephone Co. - ADR (a)	67,900	3,818,696

Portugal—0.2%
Portugal Telecom SGPS SA	209,000	2,127,045

Singapore—3.4%
CapitaLand Ltd.	1,113,771	3,008,545
DBS Group Holdings Ltd.	416,000	4,580,573
Singapore Telecommunications Ltd.	8,506,100	18,762,639
Straits Asia Resources Ltd.	4,450,200	6,520,597
Wilmar International Ltd.	1,389,000	6,974,235

		39,846,589

South Africa—0.7%
MTN Group Ltd.	288,000	4,236,785
Naspers Ltd.	105,000	4,231,577

		8,468,362

South Korea—1.8%
Hynix Semiconductor, Inc. (b)	286,600	7,253,987
Samsung Electronics Co. Ltd.	13,800	10,492,676
Samsung Securities Co. Ltd.	50,000	2,760,690

		20,507,353

Spain—2.2%
Banco Bilbao Vizcaya Argentaria SA	392,500	5,162,237
Banco Santander SA	712,850	9,064,146
Inditex SA	73,400	4,542,965
Telefonica SA	310,600	7,030,509

		25,799,857

Sweden—1.2%
Nordea Bank AB	531,124	5,181,769
Svenska Cellulosa AB, B Shares	673,300	8,773,041

		13,954,810

Switzerland—7.9%
Adecco SA	174,800	10,281,371
Alcon, Inc. (b)	26,100	4,067,946
Credit Suisse Group AG	115,600	5,305,783
GAM Holding Ltd. (b)	453,700	5,635,637
Givaudan SA	5,700	4,960,004
Julius Baer Group Ltd.	157,400	5,409,555
Nestle SA	242,300	11,855,961

Common Stocks	Shares	Value

Switzerland (concluded)
Nobel Biocare Holding AG	98,400	$2,156,747
Novartis AG	257,800	13,143,870
Sonova Holding AG	1,222	151,483
Swiss Life Holding AG (b)	46,100	5,603,717
Swiss Reinsurance Co. Ltd.	93,500	4,054,951
Swisscom AG	6,400	2,171,921
Syngenta AG	8,400	2,128,306
Tyco Electronics Ltd.	239,300	7,686,316
UBS AG (b)	239,500	3,710,377
Zurich Financial Services AG	13,400	2,970,711

		91,294,656

Taiwan—2.4%
AU Optronics Corp. - ADR (a)	544,407	6,309,677
Hon Hai Precision Industry Co. Ltd.	1,299,900	6,102,417
Mega Financial Holding Co. Ltd.	7,811,100	4,561,789
Siliconware Precision Industries Co. - ADR	762,500	4,689,375
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	621,484	6,581,515

		28,244,773

Thailand—0.8%
Bangkok Bank PCL	800,500	2,932,859
Banpu PCL	302,700	5,929,205

		8,862,064

United Kingdom—16.3%
Aegis Group Plc	2,166,000	4,303,184
Antofagasta Plc	395,200	5,991,979
Barclays Plc - ADR (a)	336,700	6,875,414
BP Plc	975,600	8,509,121
British Airways Plc (b)	3,078,800	10,674,528
Britvic Plc	1,051,000	7,702,978
Cairn Energy Plc (b)	317,400	1,937,037
Catlin Group Ltd.	121,100	651,369
Domino’s Pizza UK & IRL Plc	600,000	3,187,356
Firstgroup Plc	1,271,900	7,391,256
GKN Plc (b)	1,402,500	2,909,686
GlaxoSmithKline Plc	338,000	6,273,636
HSBC Holdings Plc	1,482,500	15,095,494
Imperial Tobacco Group Plc (b)	395,000	11,252,816
Inchcape Plc (b)	10,259,200	5,371,823
Intercontinental Hotels Group Plc	441,650	7,786,677
International Power Plc	906,400	4,587,931
Johnson Matthey Plc	390,400	10,382,714
Next Plc	130,800	4,571,109
Royal Bank of Scotland Group Plc (b)	8,686,000	7,107,803
Royal Dutch Shell Plc - ADR	228,200	14,319,550
Tesco Plc	1,048,900	6,957,076
Unilever Plc	261,000	7,843,122
Vedanta Resources Plc	200,300	7,656,753
Vodafone Group Plc - ADR	386,000	8,569,200
WPP Plc	996,700	10,567,385

		188,476,997

United States—0.6%
Amkor Technology, Inc. (b)	643,800	4,854,252
NII Holdings, Inc. (b)(a)	41,600	1,764,672

		6,618,924

Total Long-Term Investments (Cost—$1,139,220,387)—96.0%		1,112,608,128

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2010	45

Schedule of Investments (continued)	BlackRock International Growth and Income Trust (BGY)
(Percentages shown are based on Net Assets)

Short-Term Securities	Shares/ Beneficial Interest	Value

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.13% (d)(e)	35,015,955	$35,015,955
BlackRock Liquidity Series, LLC, Money Market Series, 0.24% (d)(e)(f)	1,000,000	1,000,000

Total Short-Term Securities (Cost—$36,015,955)—3.1%		36,015,955

Total Investments Before Outstanding Options Written (Cost—$1,175,236,342*)—99.1%		1,148,624,083

Options Written	Contracts

Exchange-Traded Call Options Written—(0.1)%
Alcon, Inc., Strike Price USD 165, Expires 5/24/10	220	(3,300)
Banco Santander Brasil SA - ADR, Strike Price USD 12.50, Expires 5/24/10	570	(8,550)
Barclays Plc - ADR, Strike Price USD 22.50, Expires 5/24/10	775	(15,500)
Barclays Plc - ADR, Strike Price USD 22.50, Expires 6/21/10	775	(31,000)
BHP Billiton Ltd. - ADR, Strike Price USD 80, Expires 5/24/10	90	(3,150)
BHP Billiton Ltd. - ADR, Strike Price USD 85, Expires 5/24/10	440	(3,300)
Canadian Natural Resources Ltd., Strike Price USD 80, Expires 5/24/10	430	(52,675)
Focus Media Holding Ltd. - ADR, Strike Price USD 18, Expires 5/24/10	750	(30,000)
Pan American Silver Corp., Strike Price USD 25, Expires 6/21/10	660	(151,800)
Potash Corp. of Saskatchewan, Inc., Strike Price USD 115, Expires 5/24/10	25	(4,787)
Potash Corp. of Saskatchewan, Inc., Strike Price USD 123, Expires 5/24/10	260	(13,854)
Royal Dutch Shell Plc, Class A - ADR, Strike Price USD 60, Expires 5/24/10	1,097	(320,873)
Teva Pharmaceutical Industries Ltd. - ADR, Strike Price USD 65, Expires 5/24/10	530	(5,035)
Vale SA - ADR, Strike Price USD 33, Expires 5/24/10	850	(29,750)

Total Exchange-Traded Call Options Written		(673,574)

Exchange-Traded Put Option Written—(0.0)%
BHP Billiton Ltd. - ADR, Strike Price USD 75, Expires 5/24/10	730	(270,100)

Over-the-Counter Call Options Written—(1.4)%
Adaro Energy Tbk PT, Strike Price IDR 2,193, Expires 6/28/10, Broker JPMorgan Chase Securities	10,800,000	(122,148)
Adaro Energy Tbk PT, Strike Price IDR 2,253.72, Expires 6/07/10, Broker JPMorgan Chase Securities	4,500,000	(28,125)
Adecco SA, Strike Price CHF 61.41, Expires 5/19/10, Broker UBS Securities LLC	18,500	(48,194)
Adecco SA, Strike Price CHF 65.97, Expires 6/16/10, Broker Credit Suisse First Boston	86,400	(109,719)
Aegis Group Plc, Strike Price GBP 1.31, Expires 5/26/10, Broker BNP Paribas	1,300,000	(50,355)
Aegon NV, Strike Price EUR 5.14, Expires 5/12/10, Broker Citigroup Global Markets	493,000	(128,531)
Allianz SE, Strike Price EUR 88.06, Expires 6/03/10, Broker Citigroup Global Markets	15,000	(19,155)
Allianz SE, Strike Price EUR 89.69, Expires 6/03/10, Broker Credit Suisse First Boston	15,900	(27,605)
Amkor Technology, Inc., Strike Price USD 6.81, Expires 5/05/10, Broker Credit Suisse First Boston	183,500	(134,061)
Amkor Technology, Inc., Strike Price USD 8.43, Expires 5/27/10, Broker Citigroup Global Markets	168,800	(54,847)
Amkor Technology, Inc., Strike Price USD 8.59, Expires 6/01/10, Broker Morgan Stanley & Co., Inc.	34,000	(3,520)
Anheuser-Busch InBev NV, Strike Price EUR 38.26, Expires 5/12/10, Broker Citigroup Global Markets	78,900	(12,414)

Options Written	Contracts	Value

Over-the-Counter Call Options Written (continued)
Antofagasta Plc, Strike Price GBP 10.31, Expires 5/12/10, Broker Citigroup Global Markets	145,000	$(23,650)
Antofagasta Plc, Strike Price GBP 10.68, Expires 5/19/10, Broker Citigroup Global Markets	250,200	(33,092)
Asahi Breweries Ltd., Strike Price JPY 1,804.03, Expires 5/11/10, Broker Goldman Sachs & Co.	124,000	(1,966)
AU Optronics Corp. - ADR, Strike Price USD 11.69, Expires 6/01/10, Broker Citigroup Global Markets	326,500	(102,198)
Australia & New Zealand Banking Group, Strike Price AUD 25.70, Expires 6/07/10, Broker JPMorgan Chase Securities	147,000	(26,781)
AXA SA, Strike Price EUR 15.55, Expires 6/16/10, Broker Citigroup Global Markets	173,100	(126,669)
Banco Bilbao Vizcaya Argentaria SA, Strike Price EUR 11.60, Expires 5/19/10, Broker Citigroup Global Markets	235,000	(2,085)
Banco Santander SA, Strike Price EUR 10.30, Expires 5/26/10, Broker UBS Securities LLC	428,000	(89,417)
Barclays Plc - ADR, Strike Price USD 22.50, Expires 6/04/10, Broker Goldman Sachs & Co.	24,000	(5,387)
Barclays Plc - ADR, Strike Price USD 23.09, Expires 6/10/10, Broker JPMorgan Chase Securities	23,000	(4,208)
BASF SE, Strike Price EUR 46.55, Expires 5/12/10, Broker UBS Securities LLC	69,800	(8,445)
BASF SE, Strike Price EUR 47.67, Expires 5/11/10, Broker Deutsche Bank Securities	37,000	(912)
Bayerische Motoren Werke AG, Strike Price EUR 34.94, Expires 5/26/10, Broker Citigroup Global Markets	41,500	(137,833)
Bayerische Motoren Werke AG, Strike Price EUR 35.75, Expires 6/03/10, Broker Morgan Stanley & Co., Inc.	18,300	(49,826)
Bayerische Motoren Werke AG, Strike Price EUR 37.48, Expires 6/03/10, Broker Credit Suisse First Boston	13,600	(20,100)
Belgacom SA, Strike Price EUR 29.08, Expires 5/11/10, Broker UBS Securities LLC	60,000	(2,923)
BM&FBOVESPA SA, Strike Price BRL 11.82, Expires 6/09/10, Broker Credit Suisse First Boston	226,500	(44,111)
BNP Paribas, Strike Price EUR 56, Expires 5/21/10, Broker Morgan Stanley & Co., Inc.	300	(21,895)
BNP Paribas, Strike Price EUR 58, Expires 5/21/10, Broker Citigroup Global Markets	28,000	(13,390)
BNP Paribas, Strike Price EUR 59.07, Expires 5/12/10, Broker BNP Paribas	17,500	(766)
Bombardier, Inc., Class B, Strike Price CAD 5.51, Expires 6/29/10, Broker UBS Securities LLC	315,600	(67,181)
Bombardier, Inc., Class B, Strike Price CAD 5.58, Expires 5/27/10, Broker Morgan Stanley & Co., Inc.	832,000	(59,521)
BP Plc, Strike Price GBP 6.49, Expires 5/26/10, Broker UBS Securities LLC	656,500	(3,849)
Bridgestone Corp., Strike Price JPY 1,538.63, Expires 6/07/10, Broker Goldman Sachs & Co.	158,000	(111,036)
British Airways Plc, Strike Price GBP 2.41, Expires 5/19/10, Broker Citigroup Global Markets	765,000	(32,981)
British Airways Plc, Strike Price GBP 2.45, Expires 5/26/10, Broker Citigroup Global Markets	1,080,000	(47,040)
Britvic Plc, Strike Price GBP 4.81, Expires 5/19/10, Broker UBS Securities LLC	630,600	(91,689)
Canadian National Railway Co., Strike Price CAD 62, Expires 5/24/10, Broker T.D. Securities	550	(28,967)
Canadian National Railway Co., Strike Price CAD 62.70, Expires 6/04/10, Broker UBS Securities LLC	24,000	(11,602)
Canadian Natural Resources Ltd., Strike Price CAD 74, Expires 5/24/10, Broker T.D. Securities	475	(222,116)
Canadian Pacific Railway Ltd., Strike Price CAD 55, Expires 5/07/10, Broker Morgan Stanley & Co., Inc.	83,000	(398,740)
Cannon, Inc., Strike Price JPY 4,322.80, Expires 5/11/10, Broker Morgan Stanley & Co., Inc.	75,600	(80,473)

See Notes to Financial Statements.

46	SEMI-ANNUAL REPORT	APRIL 30, 2010

Schedule of Investments (continued)	BlackRock International Growth and Income Trust (BGY)
(Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Over-the-Counter Call Options Written (continued)
Cap Gemini SA, Strike Price EUR 36.24, Expires 5/19/10, Broker Citigroup Global Markets	60,000	$(170,378)
CapitaLand Ltd., Strike Price SGD 4.11, Expires 6/07/10, Broker Goldman Sachs & Co.	676,709	(9,238)
Cathay Pacific Airways Ltd., Strike Price HKD 16.65, Expires 6/07/10, Broker Deutsche Bank Securities	2,238,000	(109,635)
Cenovus Energy, Inc., Strike Price CAD 30, Expires 5/24/10, Broker T.D. Securities	1,255	(92,661)
Cheung Kong Holdings Ltd., Strike Price HKD 98.06, Expires 6/28/10, Broker Goldman Sachs & Co.	400,000	(144,250)
Chiba Bank Ltd. (The), Strike Price JPY 606.81, Expires 6/28/10, Broker Morgan Stanley & Co., Inc.	341,000	(81,788)
China Construction Bank Corp., Class H, Strike Price HKD 6.86, Expires 6/07/10, Broker Morgan Stanley & Co., Inc.	3,700,000	(27,487)
China Life Insurance Co. Ltd., Class H, Strike Price HKD 38.57, Expires 6/07/10, Broker Morgan Stanley & Co., Inc.	565,000	(15,521)
China Mobile Ltd., Strike Price HKD 80.17, Expires 6/07/10, Broker Goldman Sachs & Co.	374,000	(43,104)
Cia Energetica de Minas Gerais - ADR, Strike Price USD 15.99, Expires 6/30/10, Broker Deutsche Bank Securities	130,000	(85,202)
Cia Siderurgica Nacional SA - ADR, Strike Price USD 19.50, Expires 5/20/10, Broker Goldman Sachs & Co.	162,000	(26,506)
CIMB Group Holdings Bhd, Strike Price MYR 14.34, Expires 6/07/10, Broker Deutsche Bank Securities	1,586,000	(126,959)
Commonwealth Bank of Australia, Strike Price AUD 58, Expires 6/28/10, Broker Deutsche Bank Securities	84,800	(168,792)
Corio NV - REIT, Strike Price EUR 49.17, Expires 6/03/10, Broker UBS Securities LLC	11,800	(1,374)
Credit Suisse Group AG, Strike Price CHF 52.82, Expires 5/19/10, Broker Citigroup Global Markets	69,400	(25,069)
Crescent Point Energy Corp., Strike Price CAD 42.60, Expires 6/18/10, Broker Goldman Sachs & Co.	83,000	(90,594)
DBS Group Holdings Ltd., Strike Price SGD 15.34, Expires 6/28/10, Broker JPMorgan Chase Securities	250,000	(79,532)
Deutsche Lufthansa AG, Strike Price EUR 12.28, Expires 5/12/10, Broker UBS Securities LLC	14,100	(6,586)
Deutsche Lufthansa AG, Strike Price EUR 12.88, Expires 6/16/10, Broker Credit Suisse First Boston	96,200	(43,930)
Deutsche Lufthansa AG, Strike Price EUR 12.95, Expires 5/26/10, Broker Citigroup Global Markets	187,900	(51,215)
Deutsche Post AG, Strike Price EUR 12.81, Expires 6/15/10, Broker Citigroup Global Markets	114,600	(33,633)
Deutsche Post AG, Strike Price EUR 13.12, Expires 5/11/10, Broker Morgan Stanley & Co., Inc.	133,000	(3,437)
Deutsche Telekom AG, Strike Price EUR 10.11, Expires 5/11/10, Broker Deutsche Bank Securities	170,000	(6,985)
Domino’s Pizza UK & IRL Plc, Strike Price GBP 3.42, Expires 5/26/10, Broker Citigroup Global Markets	360,000	(64,312)
Eldorado Gold Corp., Strike Price CAD 14, Expires 5/22/10, Broker Bank of Montreal	1,000	(158,988)
Eldorado Gold Corp., Strike Price CAD 15, Expires 5/24/10, Broker T.D. Securities	1,300	(108,141)
Eldorado Gold Corp., Strike Price CAD 15, Expires 6/19/10, Broker Bank of Montreal	1,000	(111,242)
Eldorado Gold Corp., Strike Price CAD 16, Expires 6/21/10, Broker T.D. Securities	250	(15,751)
Enbridge, Inc., Strike Price CAD 48.80, Expires 5/14/10, Broker Morgan Stanley & Co., Inc.	51,000	(40,506)
Enbridge, Inc., Strike Price CAD 49.56, Expires 5/10/10, Broker Goldman Sachs & Co.	84,000	(31,662)
Enel SpA, Strike Price EUR 4.22, Expires 5/12/10, Broker Citigroup Global Markets	599,000	(4,066)

Options Written	Contracts	Value

Over-the-Counter Call Options Written (continued)
Eramet, Strike Price EUR 283.96, Expires 6/16/10, Broker Credit Suisse First Boston	9,800	$(153,344)
Erste Group Bank AG, Strike Price EUR 33.89, Expires 6/04/10, Broker Morgan Stanley & Co., Inc.	76,600	(101,527)
Firstgroup Plc, Strike Price GBP 3.89, Expires 6/03/10, Broker Morgan Stanley & Co., Inc.	763,100	(90,951)
FLSmidth & Co. A/S, Strike Price DKK 439.96, Expires 5/26/10, Broker UBS Securities LLC	81,800	(69,776)
Focus Media Holding Ltd. - ADR, Strike Price USD 18.39, Expires 6/02/10, Broker Morgan Stanley & Co., Inc.	59,500	(22,127)
Fomento Economico Mexicano SAB de CV - ADR, Strike Price USD 49.24, Expires 6/04/10, Broker Morgan Stanley & Co., Inc.	68,000	(31,139)
Fondiaria-Sai SpA, Strike Price EUR 11.55, Expires 6/15/10, Broker Credit Suisse First Boston	230,000	(39,073)
Fortum Oyj, Strike Price EUR 18.39, Expires 5/12/10, Broker BNP Paribas	148,000	(200,539)
Fresenius Medical Care AG & Co. KGaA, Strike Price EUR 41.79, Expires 5/12/10, Broker UBS Securities LLC	30,400	(5,265)
Fresenius Medical Care AG & Co. KGaA, Strike Price EUR 41.93, Expires 6/03/10, Broker Morgan Stanley & Co., Inc.	66,000	(34,781)
Fujitsu Ltd., Strike Price JPY 557.83, Expires 5/11/10, Broker JPMorgan Chase Securities	561,000	(640,034)
GAM Holding Ltd., Strike Price CHF 13.22, Expires 5/19/10, Broker Citigroup Global Markets	216,000	(73,477)
GAM Holding Ltd., Strike Price CHF 13.63, Expires 6/16/10, Broker Citigroup Global Markets	124,300	(48,616)
GDF Suez, Strike Price EUR 27.68, Expires 6/16/10, Broker Credit Suisse First Boston	32,400	(18,500)
GDF Suez, Strike Price EUR 29.43, Expires 5/12/10, Broker UBS Securities LLC	89,900	(2,616)
Givaudan SA, Strike Price CHF 962.09, Expires 6/03/10, Broker Morgan Stanley & Co., Inc.	3,400	(43,987)
GKN Plc, Strike Price GBP 1.50, Expires 6/29/10, Broker Morgan Stanley & Co., Inc.	841,000	(34,888)
GlaxoSmithKline Plc, Strike Price GBP 12.87, Expires 5/26/10, Broker Citigroup Global Markets	202,800	(7,039)
Grupo Mexico SAB de CV, Series B, Strike Price MXN 35.51, Expires 6/04/10, Broker Credit Suisse First Boston	1,311,200	(42,277)
Hidili Industry International Development Ltd., Strike Price HKD 8.54, Expires 5/11/10, Broker Goldman Sachs & Co.	816,000	(17,725)
Hidili Industry International Development Ltd., Strike Price HKD 8.86, Expires 6/28/10, Broker JPMorgan Chase Securities	2,217,000	(99,369)
Hidili Industry International Development Ltd., Strike Price HKD 9.39, Expires 6/07/10, Broker Credit Suisse First Boston	870,000	(9,386)
Hon Hai Precision Industry Co. Ltd., Strike Price TWD 143.93, Expires 6/07/10, Broker Credit Suisse First Boston	117,000	(30,168)
Hon Hai Precision Industry Co. Ltd., Strike Price TWD 155.04, Expires 6/28/10, Broker Goldman Sachs & Co.	662,000	(94,812)
Honda Motor Co. Ltd., Strike Price JPY 3,267.35, Expires 6/28/10, Broker JPMorgan Chase Securities	205,500	(254,778)
Hoya Corp., Strike Price JPY 2,627.01, Expires 6/28/10, Broker Morgan Stanley & Co., Inc.	136,900	(137,228)
HSBC Holdings Plc, Strike Price GBP 6.84, Expires 5/19/10, Broker BNP Paribas	889,500	(105,625)
Hynix Semiconductor, Inc., Strike Price KRW 27,863.19, Expires 6/28/10, Broker Deutsche Bank Securities	172,000	(348,871)

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2010	47

Schedule of Investments (continued)	BlackRock International Growth and Income Trust (BGY)
(Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Over-the-Counter Call Options Written (continued)
Hypermarcas SA, Strike Price BRL 24.24, Expires 6/09/10, Broker Credit Suisse First Boston	253,000	$(178,618)
Imperial Tobacco Group Plc, Strike Price GBP 20.51, Expires 5/19/10, Broker UBS Securities LLC	237,000	(2,420)
Inchcape Plc, Strike Price GBP 0.31, Expires 5/19/10, Broker BNP Paribas	6,100,000	(335,528)
Inditex SA, Strike Price EUR 49.32, Expires 5/26/10, Broker Morgan Stanley & Co., Inc.	44,000	(25,011)
Industrial & Commercial Bank of China, Strike Price HKD 5.77, Expires 6/28/10, Broker Deutsche Bank Securities	1,600,000	(41,833)
Industrial & Commercial Bank of China, Strike Price HKD 6.32, Expires 6/07/10, Broker JPMorgan Chase Securities	2,710,000	(6,389)
Intercontinental Hotels Group Plc, Strike Price GBP 10.64, Expires 5/17/10, Broker Citigroup Global Markets	265,000	(367,532)
International Power Plc, Strike Price GBP 3.22, Expires 5/12/10, Broker UBS Securities LLC	544,000	(90,781)
Intesa Sanpaolo SpA, Strike Price EUR 2.84, Expires 5/12/10, Broker BNP Paribas	793,500	(1,183)
ITOCHU Corp., Strike Price JPY 774.33, Expires 5/11/10, Broker UBS Securities LLC	153,000	(81,909)
ITOCHU Corp., Strike Price JPY 888.80, Expires 6/07/10, Broker Morgan Stanley & Co., Inc.	344,000	(38,530)
Japan Tobacco, Inc., Strike Price JPY 329,260, Expires 6/28/10, Broker JPMorgan Chase Securities	1,340	(183,693)
Johnson Matthey Plc, Strike Price GBP 17.75, Expires 5/12/10, Broker Morgan Stanley & Co., Inc.	234,000	(47,990)
JSR Corp., Strike Price JPY 1,980.58, Expires 6/07/10, Broker Goldman Sachs & Co.	171,000	(70,909)
Julius Baer Group Ltd., Strike Price CHF 37.98, Expires 6/16/10, Broker Morgan Stanley & Co., Inc.	34,000	(39,809)
Julius Baer Group Ltd., Strike Price CHF 38.56, Expires 5/12/10, Broker Morgan Stanley & Co., Inc.	61,000	(10,944)
KDDI Corp., Strike Price JPY 464,117.73, Expires 6/28/10, Broker Morgan Stanley & Co., Inc.	425	(70,065)
Konica Minolta Holdings, Inc., Strike Price JPY 1,105.95, Expires 5/11/10, Broker Morgan Stanley & Co., Inc.	301,500	(275,258)
Koninklijke (Royal) KPN NV, Strike Price EUR 11.26, Expires 6/03/10, Broker UBS Securities LLC	59,200	(20,860)
Koninklijke (Royal) KPN NV, Strike Price EUR 11.72, Expires 5/19/10, Broker Citigroup Global Markets	155,500	(9,557)
Koninklijke (Royal) Philips Electronics NV, Strike Price EUR 25.53, Expires 5/05/10, Broker Deutsche Bank Securities	52,500	(16,027)
Magna International Inc., Class A, Strike Price USD 64.18, Expires 6/11/10, Broker Credit Suisse First Boston	52,500	(155,303)
Marubeni Corp., Strike Price JPY 565.60, Expires 6/28/10, Broker JPMorgan Chase Securities	840,000	(215,332)
Matsui Securities Co. Ltd., Strike Price JPY 713.82, Expires 6/07/10, Broker Goldman Sachs & Co.	333,000	(73,360)
Mega Financial Holdings Co. Ltd., Strike Price TWD 18.27, Expires 6/28/10, Broker Goldman Sachs & Co.	2,000,000	(44,240)
Mega Financial Holdings Co. Ltd., Strike Price TWD 18.73, Expires 6/07/10, Broker Credit Suisse First Boston	2,687,000	(31,411)
Melco Crown Entertainment Ltd. - ADR, Strike Price USD 5.56, Expires 6/08/10, Broker Credit Suisse First Boston	445,000	(72,450)
Merck KGaA, Strike Price EUR 61.61, Expires 5/06/10, Broker UBS Securities LLC	39,400	(32,793)
Merck KGaA, Strike Price EUR 65.11, Expires 6/03/10, Broker Credit Suisse First Boston	25,500	(17,162)
Mitsubishi Heavy Industries Ltd., Strike Price JPY 386.31, Expires 6/28/10, Broker Morgan Stanley & Co., Inc.	1,002,000	(161,178)

Options Written	Contracts	Value

Over-the-Counter Call Options Written (continued)
Mitsubishi UFJ Financial Group, Inc., Strike Price JPY 509.04, Expires 6/28/10, Broker JPMorgan Chase Securities	645,500	$(138,535)
Mitsui & Co. Ltd., Strike Price JPY 1,648.32, Expires 6/07/10, Broker Morgan Stanley & Co., Inc.	257,000	(19,178)
Mizuho Securities Co. Ltd., Strike Price JPY 289.91, Expires 6/07/10, Broker Goldman Sachs & Co.	620,000	(15,554)
MTN Group Ltd., Strike Price ZAR 114.33, Expires 5/19/10, Broker Morgan Stanley & Co., Inc.	172,800	(17,323)
Muenchener Rueckversicherungs AG, Registered Shares, Strike Price EUR 122.91, Expires 5/11/10, Broker Deutsche Bank Securities	14,300	(10)
Naspers Ltd., Strike Price ZAR 319.87, Expires 5/05/10, Broker Citigroup Global Markets	63,000	(169)
National Australia Bank Ltd., Strike Price AUD 28.59, Expires 6/28/10, Broker Morgan Stanley & Co., Inc.	213,800	(139,483)
Nestle SA, Strike Price CHF 53.33, Expires 6/03/10, Broker Morgan Stanley & Co., Inc.	100,400	(71,464)
Nestle SA, Strike Price CHF 53.97, Expires 5/11/10, Broker UBS Securities LLC	45,000	(5,359)
New World Development Ltd., Strike Price HKD 16.10, Expires 6/07/10, Broker Deutsche Bank Securities	1,618,000	(5,593)
Nikon Corp., Strike Price JPY 2,190.86, Expires 6/28/10, Broker UBS Securities LLC	176,700	(181,009)
Nobel Biocare Holding AG, Strike Price CHF 30.32, Expires 6/03/10, Broker Morgan Stanley & Co., Inc.	75,700	(813)
Nomura Holdings, Inc., Strike Price JPY 663.57, Expires 6/28/10, Broker JPMorgan Chase Securities	495,000	(145,409)
Nordea Bank AB, Strike Price SEK 73.17, Expires 5/12/10, Broker BNP Paribas	318,700	(12,585)
Novartis AG, Registered Shares, Strike Price CHF 57, Expires 5/21/10, Broker Credit Suisse First Boston	745	(14,143)
Novartis AG, Registered Shares, Strike Price CHF 57.73, Expires 5/12/10, Broker UBS Securities LLC	101,000	(2,948)
Novartis AG, Registered Shares, Strike Price CHF 58, Expires 5/21/10, Broker Morgan Stanley & Co., Inc.	780	(6,187)
NSK Ltd., Strike Price JPY 739.97, Expires 6/28/10, Broker UBS Securities LLC	954,000	(307,234)
NTT Data Corp., Strike Price JPY 325,220, Expires 6/07/10, Broker Morgan Stanley & Co., Inc.	240	(55,148)
NTT Data Corp., Strike Price JPY 350,427.67, Expires 6/28/10, Broker UBS Securities LLC	770	(123,717)
NXT Plc, Strike Price GBP 22.76, Expires 5/19/10, Broker Morgan Stanley & Co., Inc.	78,500	(70,877)
Pacific Rubiales Energy Corp., Strike Price CAD 20, Expires 6/21/10, Broker T.D. Securities	1,130	(369,881)
Pacific Rubiales Energy Corp., Strike Price CAD 21, Expires 5/22/10, Broker RBC Capital Markets	1,086	(224,513)
Pan American Silver Corp., Strike Price USD 23.35, Expires 5/13/10, Broker UBS Securities LLC	123,000	(380,803)
Panasonic Corp., Strike Price JPY 1,417.03, Expires 6/07/10, Broker Morgan Stanley & Co., Inc.	189,000	(83,775)
Paramalat SpA, Strike Price EUR 2.08, Expires 5/19/10, Broker Citigroup Global Markets	909,100	(20,274)
PartyGaming Plc, Strike Price GBP 3.19, Expires 6/03/10, Broker Credit Suisse First Boston	148,000	(15,284)
PartyGaming Plc, Strike Price GBP 3.20, Expires 5/26/10, Broker Citigroup Global Markets	148,000	(11,658)
Portugal Telecom SGPS SA, Strike Price EUR 8.37, Expires 5/11/10, Broker BNP Paribas	209,000	(708)
Renault SA, Strike Price EUR 35.87, Expires 6/16/10, Broker Credit Suisse First Boston	56,000	(125,502)
ResMed, Inc., Strike Price AUD 6.99, Expires 5/11/10, Broker Morgan Stanley & Co., Inc.	316,000	(45,215)
Royal Bank of Scotland Group Plc, Strike Price GBP 0.47, Expires 5/19/10, Broker Citigroup Global Markets	5,200,000	(554,024)

See Notes to Financial Statements.

48	SEMI-ANNUAL REPORT	APRIL 30, 2010

Schedule of Investments (continued)	BlackRock International Growth and Income Trust (BGY)
(Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Over-the-Counter Call Options Written (continued)
Royal Dutch Shell Plc, Class A - ADR, Strike Price USD 60.19, Expires 5/13/10, Broker Citigroup Global Markets	45,000	$(123,458)
RWE AG, Strike Price EUR 63, Expires 6/03/10, Broker Credit Suisse First Boston	12,000	(17,938)
RWE AG, Strike Price EUR 66, Expires 5/21/10, Broker Deutsche Bank Securities	250	(5,436)
RWE AG, Strike Price EUR 66.28, Expires 6/03/10, Broker Citigroup Global Markets	66,700	(14,122)
Samsung Electronics Co. Ltd., Strike Price KRW 827,237.04, Expires 6/28/10, Broker Deutsche Bank Securities	8,300	(355,418)
SAP AG - ADR, Strike Price USD 49.11, Expires 6/02/10, Broker Credit Suisse First Boston	72,500	(51,497)
Siemens AG, Strike Price EUR 70.75, Expires 5/06/10, Broker Morgan Stanley & Co., Inc.	66,000	(236,938)
Siliconware Precision Industries Co. - ADR, Strike Price USD 6.91, Expires 6/11/10, Broker Morgan Stanley & Co., Inc.	291,000	(42,384)
Singapore Telecommunications Ltd., Strike Price SGD 3.18, Expires 6/07/10, Broker Goldman Sachs & Co.	5,103,000	(76,810)
Societe Generale, Strike Price EUR 45.41, Expires 6/03/10, Broker Citigroup Global Markets	57,000	(34,141)
Software AG, Strike Price EUR 86.77, Expires 6/16/10, Broker Citigroup Global Markets	14,500	(60,708)
Sterlite Industries India Ltd. - ADR, Strike Price USD 18.23, Expires 5/04/10, Broker Morgan Stanley & Co., Inc.	99,000	(21,748)
Sterlite Industries India Ltd. - ADR, Strike Price USD 18.53, Expires 5/05/10, Broker JPMorgan Chase Securities	78,500	(13,616)
Sterlite Industries India Ltd. - ADR, Strike Price USD 19.53, Expires 6/02/10, Broker UBS Securities LLC	87,200	(20,827)
Straits Asia Resources Ltd., Strike Price SGD 2.12, Expires 6/07/10, Broker Morgan Stanley & Co., Inc.	1,305,000	(58,260)
Straits Asia Resources Ltd., Strike Price SGD 2.33, Expires 6/07/10, Broker Goldman Sachs & Co.	1,365,000	(18,372)
Sumitomo Mitsui Financial Group, Inc., Strike Price JPY 3,211.80, Expires 5/11/10, Broker Morgan Stanley & Co., Inc.	63,000	(15,189)
Sumitomo Mitsui Financial Group, Inc., Strike Price JPY 3,264.32, Expires 6/07/10, Broker Morgan Stanley & Co., Inc.	40,000	(20,704)
Svenska Cellulosa AB, B Shares, Strike Price SEK 101.81, Expires 5/11/10, Broker BNP Paribas	165,000	(7)
Svenska Cellulosa AB, B Shares, Strike Price SEK 101.89, Expires 5/12/10, Broker UBS Securities LLC	305,000	(21)
Swiss Life Holding AG, Strike Price CHF 133.83, Expires 6/03/10, Broker Credit Suisse First Boston	27,700	(77,040)
Swiss Reinsurance Co. Ltd., Strike Price CHF 48.56, Expires 6/16/10, Broker Citigroup Global Markets	56,100	(100,257)
Swisscom AG, Registered Shares, Strike Price CHF 389.44, Expires 5/11/10, Broker Deutsche Bank Securities	6,400	(181)
Syngenta AG, Registered Shares, Strike Price CHF 296.74, Expires 5/11/10, Broker Deutsche Bank Securities	8,400	(556)
T&D Holdings, Inc., Strike Price JPY 2,445.21, Expires 6/07/10, Broker Morgan Stanley & Co., Inc.	148,000	(158,708)
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR, Strike Price USD 10.40, Expires 5/14/10, Broker Deutsche Bank Securities	225,000	(50,177)
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR, Strike Price USD 11.08, Expires 5/28/10, Broker Credit Suisse First Boston	90,000	(2,260)
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR, Strike Price USD 11.11, Expires 5/28/10, Broker Credit Suisse First Boston	58,000	(4,178)

Options Written	Contracts	Value

Over-the-Counter Call Options Written (concluded)
Telecom Corp. of New Zealand Ltd. - ADR, Strike Price USD 7.92, Expires 5/27/10, Broker Citigroup Global Markets	97,500	$(15,839)
Telecom Italia SpA, Strike Price EUR 1.09, Expires 5/11/10, Broker BNP Paribas	1,600,000	(13,280)
Telefonica SA, Strike Price EUR 16.94, Expires 6/03/10, Broker Morgan Stanley & Co., Inc.	9,400	(6,945)
Telefonica SA, Strike Price EUR 17.82, Expires 5/26/10, Broker BNP Paribas	177,000	(34,135)
Tesco Plc, Strike Price GBP 4.59, Expires 6/03/10, Broker Morgan Stanley & Co., Inc.	629,400	(15,421)
Tokio Marine Holdings, Inc., Strike Price JPY 2,573.77, Expires 5/11/10, Broker Goldman Sachs & Co.	125,000	(317,014)
Toronto-Dominion Bank (The), Strike Price CAD 76, Expires 5/22/10, Broker T.D. Securities	38	(3,797)
Toronto-Dominion Bank (The), Strike Price CAD 76, Expires 6/21/10, Broker T.D. Securities	420	(76,905)
Total SA, Strike Price EUR 42.95, Expires 6/03/10, Broker Credit Suisse First Boston	16,000	(6,145)
Total SA, Strike Price EUR 43.39, Expires 6/03/10, Broker Morgan Stanley & Co., Inc.	135,600	(38,157)
TrygVesta AS, Strike Price DKK 367.74, Expires 5/12/10, Broker Morgan Stanley & Co., Inc.	39,300	(1,626)
Tyco Electronics Ltd., Strike Price USD 26.95, Expires 5/05/10, Broker Credit Suisse First Boston	75,000	(387,750)
Tyco Electronics Ltd., Strike Price USD 27.83, Expires 5/06/10, Broker Morgan Stanley & Co., Inc.	68,500	(294,173)
UBS AG, Strike Price CHF 17.42, Expires 5/19/10, Broker UBS Securities LLC	143,700	(36,435)
Unibail-Rodamco SE - REIT, Strike Price EUR 144.13, Expires 6/16/10, Broker Morgan Stanley & Co., Inc.	21,000	(27,933)
UniCredit SpA, Strike Price EUR 2.04, Expires 6/16/10, Broker Credit Suisse First Boston	619,000	(74,175)
Unilever Plc, Strike Price GBP 19.86, Expires 5/26/10, Broker UBS Securities LLC	156,600	(50,732)
Usinas Siderurgicas de Minas Gerais SA, Class A - Preference Shares, Strike Price BRL 57.07, Expires 5/28/10, Broker Deutsche Bank Securities	99,800	(93,045)
Vedanta Resources Plc, Strike Price GBP 28.22, Expires 5/26/10, Broker Goldman Sachs & Co.	40,200	(9,799)
Vedanta Resources Plc, Strike Price GBP 29, Expires 5/26/10, Broker Morgan Stanley & Co., Inc.	80,000	(10,327)
VimpelCom Ltd. - ADR, Strike Price USD 17.88, Expires 6/11/10, Broker UBS Securities LLC	62,500	(41,346)
Vivendi SA, Strike Price EUR 20.05, Expires 5/05/10, Broker Citigroup Global Markets	132,000	(15,923)
Vodafone Group Plc - ADR, Strike Price USD 23.42, Expires 5/27/10, Broker Citigroup Global Markets	148,000	(39,859)
Vodafone Group Plc - ADR, Strike Price USD 23.50, Expires 5/28/10, Broker Credit Suisse First Boston	80,000	(11,052)
Volkswagen AG - Preference Shares, Strike Price EUR 68.24, Expires 5/12/10, Broker Morgan Stanley & Co., Inc.	29,276	(144,449)
Volkswagen AG - Preference Shares, Strike Price EUR 72.22, Expires 6/16/10, Broker Citigroup Global Markets	18,200	(71,384)
Wilmar International Ltd., Strike Price SGD 7.02, Expires 6/07/10, Broker Goldman Sachs & Co.	833,000	(88,673)
WPP Plc, Strike Price GBP 7.02, Expires 5/26/10, Broker Citigroup Global Markets	598,000	(121,467)
Zurich Financial Services AG, Strike Price CHF 273.24, Expires 6/03/10, Broker BNP Paribas	8,000	(678)

Total Over-the-Counter Call Options Written		(16,857,850)

Total Options Written (Premiums Received $19,953,384)—(1.5)%		(17,801,524)

Total Investments Net of Outstanding Options Written—97.6%		1,130,822,559
Other Assets Less Liabilities—2.4%		27,759,649

Net Assets—100.0%		$1,158,582,208

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2010	49

Schedule of Investments (concluded)	BlackRock International Growth and Income Trust (BGY)

*	The cost and unrealized appreciation (depreciation) of investments as of April 30, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$1,212,822,979

Gross unrealized appreciation	$41,841,768
Gross unrealized depreciation	(106,040,664)

Net unrealized depreciation	$(64,198,896)

(a)	Security, or a portion thereof, pledged as collateral for outstanding options written.
(b)	Non-income producing security.
(c)	Security, or a portion of security, is on loan.
(d)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940 were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2009	Net Activity	Shares/ Beneficial Interest Held at April 30, 2010	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	73,117,275	(38,101,320)	35,015,955	$19,208
BlackRock Liquidity Series, LLC Money Market Series	4,855,000	(3,855,000)	1,000,000	$3,588

(e)	Represents current yield as of report date.
(f)	Security purchased with the cash collateral from securities loans.

•	Foreign currency exchange contracts as of April 30, 2010 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

CAD	3,509,500	USD	3,497,315	Citigroup Global Markets	5/03/10	$(42,372)
CAD	3,506,000	USD	3,488,227	Citigroup Global Markets	5/04/10	(36,720)
CAD	1,074,000	USD	1,057,510	Citigroup Global Markets	5/03/10	(206)
CHF	1,342,000	USD	1,238,922	Citigroup Global Markets	5/03/10	8,168
CHF	1,215,000	USD	1,128,883	Citigroup Global Markets	5/05/10	219
EUR	13,763,000	USD	18,321,347	Deutsche Bank Securities	5/05/10	3,746
GBP	14,000	USD	21,399	Citigroup Global Markets	5/06/10	21
JPY	41,690,000	USD	441,723	Deutsche Bank Securities	5/06/10	2,120
MXN	2,721,000	USD	222,115	Citigroup Global Markets	5/03/10	(1,187)
USD	38,766	AUD	42,000	UBS Securities LLC	5/03/10	(83)
USD	301,741	AUD	324,000	Citigroup Global Markets	5/04/10	2,084
USD	2,175,569	CHF	2,342,000	Royal Bank of Scotland	5/04/10	(826)
USD	11,965,850	EUR	8,980,000	UBS Securities LLC	5/04/10	9,245
USD	4,152,789	GBP	2,713,000	Royal Bank of Scotland	5/05/10	1,837
USD	250,911	HKD	1,948,000	Morgan Stanley & Co., Inc.	5/04/10	4
USD	57,001	SGD	78,000	Morgan Stanley & Co., Inc.	5/04/10	79

Total						$(53,871)

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available In the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following tables summarize the inputs used as of April 30, 2010 in determining the investments:

Investments in Securities

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks:
Australia	$6,398,241	$20,832,518	—	$27,230,759
Austria	—	5,665,257	—	5,665,257
Belgium	—	8,481,575	—	8,481,575
Brazil	33,635,101	—	—	33,635,101
Canada	100,646,079	—	—	100,646,079
Cayman Islands	—	7,090,650	—	7,090,650
China	8,103,656	10,247,761	—	18,351,417
Denmark	—	14,305,933	—	14,305,933
Finland	—	6,377,128	—	6,377,128
France	—	63,376,269	—	63,376,269
Germany	13,537,984	90,964,026	—	104,502,010
Gibraltar	—	2,311,164	—	2,311,164
Hong Kong	7,791,088	26,866,571	—	34,657,659
India	7,168,928	—	—	7,168,928
Indonesia	—	6,117,241	—	6,117,241
Israel	3,112,690	—	—	3,112,690
Italy	—	23,828,385	—	23,828,385
Japan	—	159,905,958	—	159,905,958
Malaysia	—	9,367,866	—	9,367,866
Mexico	11,119,670	—	—	11,119,670
Netherlands	3,867,240	20,924,273	—	24,791,513
New Zealand	2,544,750	—	—	2,544,750
Philippines	3,818,696	—	—	3,818,696
Portugal	—	2,127,045	—	2,127,045
Singapore	—	39,846,589	—	39,846,589
South Africa	—	8,468,362	—	8,468,362
South Korea	—	20,507,353	—	20,507,353
Spain	—	25,799,857	—	25,799,857
Sweden	—	13,954,810	—	13,954,810
Switzerland	11,754,262	79,540,394	—	91,294,656
Taiwan	17,580,567	10,664,206	—	28,244,773
Thailand	—	8,862,064	—	8,862,064
United Kingdom	29,764,164	158,712,833	—	188,476,997
United States	6,618,924	—	—	6,618,924
Short-Term Securities	35,015,955	1,000,000	—	36,015,955

Total	$302,477,995	$846,146,088	—	$1,148,624,083

Other Financial Instruments[1]

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:	—	$27,523	—	$27,523
Liabilities:	$(2,342,782)	(15,540,136)	—	(17,882,918)

Total	$(2,342,782)	$(15,512,613)	—	$(17,855,395)

[1]

Other financial instruments are foreign currency exchange contracts and options. Foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options are shown at value.

See Notes to Financial Statements.

50	SEMI-ANNUAL REPORT	APRIL 30, 2010

Schedule of Investments April 30, 2010 (Unaudited)	BlackRock Real Asset Equity Trust (BCF)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Chemicals—10.2%
Agrium, Inc.	90,200	$5,629,382
Air Products & Chemicals, Inc.	101,000	7,754,780
Celanese Corp., Series A	114,800	3,672,452
Dow Chemical (The)	189,825	5,852,305
E.I. du Pont de Nemours & Co.	496,079	19,763,787
Monsanto Co.	80,000	5,044,800
Mosaic Co. (The)	22,500	1,150,650
Olin Corp.	171,500	3,601,500
Potash Corp. of Saskatchewan, Inc.	77,200	8,530,600
Praxair, Inc.	174,500	14,617,865

		75,618,121

Containers & Packaging—1.1%
Temple-Inland, Inc.	347,183	8,096,308

Energy Equipment & Services—6.3%
Calfrac Well Services Ltd.	19,700	419,095
Core Laboratories NV	69,736	10,452,729
FMC Technologies, Inc. (a)	129,000	8,732,010
Halliburton Co. (b)	201,700	6,182,105
Key Energy Services, Inc. (a)	294,800	3,201,528
Noble Corp. (a)	54,900	2,168,001
Schlumberger Ltd. (b)	102,200	7,299,124
Smith International, Inc.	47,400	2,263,824
Technip SA	30,500	2,438,811
Transocean Ltd. (a)	53,000	3,839,850

		46,997,077

Gas Utilities—1.7%
EQT Corp.	161,100	7,006,239
Questar Corp.	122,900	5,893,055

		12,899,294

Machinery—3.2%
Caterpillar, Inc.	275,925	18,787,733
Deere & Co.	84,900	5,078,718

		23,866,451

Metals & Mining—41.0%
African Rainbow Minerals Ltd.	278,750	7,459,012
Agnico-Eagle Mines Ltd.	113,650	7,178,134
Alamos Gold, Inc.	915,000	13,592,587
Alcoa, Inc.	319,150	4,289,376
Allegheny Technologies, Inc.	43,100	2,304,557
Alumina, Ltd.	1,714,266	2,420,891
Anglo American Plc (a)	97,945	4,160,305
Anglo Platinum Ltd. (a)	50,444	5,474,164
Barrick Gold Corp.	104,100	4,533,555
BHP Billiton Plc	878,600	26,824,127
Carpenter Technology Corp.	46,766	1,836,501
Cia de Minas Buenaventura SA - ADR	228,600	7,518,654
Cliffs Natural Resources, Inc.	32,400	2,025,972
Eramet	16,450	5,936,380
First Quantum Minerals Ltd.	130,000	9,974,601
Freeport-McMoRan Copper & Gold, Inc.	75,900	5,732,727
Fresnillo Plc	500,000	6,085,982
Goldcorp, Inc.	195,550	8,453,627
Harry Winston Diamond Corp. (a)	174,000	1,913,349
Iluka Resources Ltd. (a)	1,981,586	8,438,077
Impala Platinum Holdings Ltd.	510,200	14,385,131
Industrias Penoles SAB de CV	513,569	10,907,697
Jiangxi Copper Co. Ltd.	1,874,600	3,931,924
Kazakhmys Plc	251,400	5,326,108
Lihir Gold Ltd.	1,245,250	4,400,514
Minara Resources Ltd. (a)	1,761,350	1,408,542
Minsur SA	1,504,804	3,859,150
MMC Norilsk Nickel (a)	17,866	3,421,749
MMC Norilsk Nickel - ADR (a)	17,523	330,741
Newmont Mining Corp.	70,950	3,978,876

Common Stocks	Shares	Value

Metals & Mining (concluded)
OZ Minerals Ltd. (a)	6,370,957	$6,705,979
Rio Tinto Plc	517,104	26,734,618
Southern Copper Corp.	85,500	2,614,590
Straits Resources Ltd. (a)	804,450	919,084
Teck Resources Ltd., Class B (a)	308,800	12,135,554
United States Steel Corp.	42,800	2,339,448
Vale SA - ADR	851,700	26,087,571
Vedanta Resources Plc	432,700	16,540,574
Xstrata Plc	1,177,996	19,323,774
Zijin Mining Group Co. Ltd.	4,823,750	3,759,163

		305,263,365

Oil & Gas Services—0.7%
Exterran Holdings, Inc. (a)	124,900	3,640,835
Trican Well Service Ltd.	123,100	1,563,290

		5,204,125

Oil, Gas & Consumable Fuels—26.9%
Alpha Natural Resources, Inc. (a)	81,200	3,822,896
Apache Corp.	100,300	10,206,528
Arch Coal, Inc.	156,300	4,220,100
Cabot Oil & Gas Corp.	96,700	3,493,771
Cenovus Energy, Inc.	129,200	3,785,560
Consol Energy, Inc.	232,879	10,405,034
Crescent Point Energy Corp.	173,100	7,346,270
Denbury Resources, Inc. (a)	215,300	4,122,995
EnCana Corp.	160,250	5,299,467
EOG Resources, Inc.	103,200	11,570,784
Forest Oil Corp. (a)	151,700	4,444,810
Galleon Energy, Inc. (a)	322,900	2,241,037
Gasco Energy, Inc. (a)	579,700	260,285
Hess Corp.	59,800	3,800,290
Massey Energy Co. (b)	293,200	10,739,916
Newfield Exploration Co. (a)	143,200	8,332,808
Noble Energy, Inc.	81,500	6,226,600
Occidental Petroleum Corp.	121,300	10,754,458
OGX Petroleo e Gas Participacoes SA (a)	610,000	6,099,123
Patriot Coal Corp. (a)	18,960	373,322
Peabody Energy Corp.	191,600	8,951,552
Penn West Energy Trust	395,100	7,929,657
PetroBakken Energy Ltd.	38,710	1,051,397
PetroChina Co. Ltd. - ADR	15,200	1,749,976
Petroleo Brasileiro SA - ADR	120,300	5,104,329
Plains Exploration & Production Co. (a)	191,500	5,612,865
Premier Oil Plc (a)	112,700	2,182,563
Quicksilver Resources, Inc. (a)(c)	357,400	4,957,138
Range Resources Corp.	154,000	7,355,040
Southwestern Energy Co. (a)	193,900	7,693,952
StatoilHydro ASA	204,700	4,949,587
Suncor Energy, Inc.	138,500	4,732,545
Talisman Energy, Inc.	340,200	5,797,008
Ultra Petroleum Corp. (a)	66,100	3,157,597
Whiting Petroleum Corp. (a)	129,500	11,697,735

		200,468,995

Paper & Forest Products—6.3%
Fibria Celulose SA - ADR (a)	332,200	6,594,170
International Paper Co.	446,400	11,936,736
MeadWestvaco Corp.	492,000	13,367,640
Mondi Ltd.	19,005	116,315
Mondi Plc	322,512	2,177,022
Weyerhauser Co.	250,500	12,404,760

		46,596,643

Total Long-Term Investments (Cost—$669,349,110)—97.4%		725,010,379

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2010	51

Schedule of Investments (continued)	BlackRock Real Asset Equity Trust (BCF)
(Percentages shown are based on Net Assets)

Short-Term Securities	Shares/ Beneficial Interest	Value

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.13% (d)(e)	26,609,462	$26,609,462
BlackRock Liquidity Series, LLC, Money Market Series, 0.24% (d)(e)(f)	2,175,000	2,175,000

Total Short-Term Securities (Cost—$28,784,462)—3.9%		28,784,462

Total Investments Before Outstanding Options Written (Cost—$698,133,572*)—101.3%		753,794,841

Options Written	Contracts

Exchange-Traded Call Options Written—(0.6)%
Agnico-Eagle Mines Ltd., Strike Price USD 60, Expires 5/24/10	350	(147,000)
Agnico-Eagle Mines Ltd., Strike Price USD 65, Expires 5/24/10	100	(14,350)
Agrium, Inc., Strike Price USD 70, Expires 5/24/10	315	(11,025)
Air Products & Chemicals, Inc., Strike Price USD 75, Expires 5/24/10	380	(106,400)
Alcoa, Inc., Strike Price USD 15, Expires 5/24/10	100	(650)
Alcoa, Inc., Strike Price USD 15, Expires 6/21/10	1,100	(24,200)
Allegheny Technologies, Inc., Strike Price USD 55, Expires 5/24/10	161	(26,565)
Alpha Natural Resources, Inc., Strike Price USD 50, Expires 5/24/10	140	(22,050)
Alpha Natural Resources, Inc., Strike Price USD 50, Expires 6/21/10	155	(39,913)
Apache Corp., Strike Price USD 105, Expires 5/24/10	125	(24,062)
Apache Corp., Strike Price USD 110, Expires 5/24/10	256	(16,640)
Arch Coal, Inc., Strike Price USD 25, Expires 5/24/10	50	(12,500)
Barrick Gold Corp., Strike Price USD 41, Expires 5/24/10	180	(54,000)
Barrick Gold Corp., Strike Price USD 42, Expires 5/24/10	180	(40,770)
Cabot Oil & Gas Corp., Strike Price USD 40, Expires 5/24/10	40	(1,700)
Carpenter Technology Corp., Strike Price USD 36.25, Expires 5/10/10	155	(49,634)
Caterpillar, Inc., Strike Price USD 62.50, Expires 5/24/10	370	(223,850)
Caterpillar, Inc., Strike Price USD 65, Expires 5/24/10	600	(243,000)
Caterpillar, Inc., Strike Price USD 70, Expires 6/21/10	125	(28,938)
Celanese Corp., Series A, Strike Price USD 35, Expires 5/24/10	275	(11,000)
Celanese Corp., Series A, Strike Price USD 35, Expires 6/21/10	125	(10,312)
Cia de Minas Buenaventura SA - ADR, Strike Price USD 35, Expires 5/24/10	400	(27,000)
Cliff Natural Resources, Inc., Strike Price USD 75, Expires 5/24/10	115	(5,750)
Core Laboratories NV, Strike Price USD 140, Expires 5/24/10	100	(110,500)
Deere & Co., Strike Price USD 60, Expires 5/24/10	280	(56,280)
Dow Chemical Co., Strike Price USD 31, Expires 6/21/10	410	(63,140)
E.I. du Pont de Nemours & Co., Strike Price USD 39, Expires 5/24/10	170	(21,760)
E.I. du Pont de Nemours & Co., Strike Price USD 40, Expires 6/21/10	990	(121,275)
EnCana Corp., Strike Price USD 31, Expires 5/24/10	40	(9,500)
EnCana Corp., Strike Price USD 32, Expires 5/24/10	40	(6,600)
EnCana Corp., Strike Price USD 33, Expires 6/21/10	250	(38,125)
EnCana Corp., Strike Price USD 34, Expires 6/21/10	200	(21,000)
EOG Resources, Inc., Strike Price USD 100, Expires 5/24/10	50	(65,250)
EOG Resources, Inc., Strike Price USD 100, Expires 7/19/10	110	(166,650)
EOG Resources, Inc., Strike Price USD 110, Expires 5/24/10	165	(84,975)
EOG Resources, Inc., Strike Price USD 115, Expires 5/24/10	25	(6,812)
EOG Resources, Inc., Strike Price USD 115, Expires 6/21/10	50	(23,000)
EQT Corp., Strike Price USD 45, Expires 6/21/10	100	(10,750)
FMC Technologies, Inc., Strike Price USD 70, Expires 5/24/10	450	(76,500)
Forest Oil Corp., Strike Price USD 28, Expires 5/24/10	150	(31,500)

Options Written	Contracts	Value

Exchange-Traded Call Options Written (continued)
Freeport-McMoRan Copper & Gold, Inc., Strike Price USD 80, Expires 5/24/10	200	$(24,600)
Freeport-McMoRan Copper & Gold, Inc., Strike Price USD 85, Expires 5/24/10	85	(3,570)
Goldcorp, Inc., Strike Price USD 40, Expires 5/24/10	350	(124,250)
Halliburton Co., Strike Price USD 32, Expires 5/24/10	400	(37,400)
Hess Corp., Strike Price USD 65, Expires 5/24/10	200	(25,200)
International Paper Co., Strike Price USD 28, Expires 5/24/10	215	(10,750)
Massey Energy Co., Strike Price USD 55, Expires 7/19/10	1,050	(28,875)
MeadWestvaco Corp., Strike Price USD 26, Expires 5/05/10	800	(95,970)
Mosaic Co. (The), Strike Price USD 60, Expires 5/24/10	85	(1,572)
Newfield Exploration Co., Strike Price USD 55, Expires 5/24/10	150	(66,000)
Newfield Exploration Co., Strike Price USD 55, Expires 6/21/10	300	(159,000)
Newmont Mining Corp., Strike Price USD 55, Expires 5/24/10	250	(59,875)
Noble Corp., Strike Price USD 42, Expires 5/24/10	125	(7,187)
Noble Corp., Strike Price USD 43, Expires 6/21/10	150	(13,125)
Noble Energy, Inc., Strike Price USD 80, Expires 5/24/10	305	(32,788)
Occidental Petroleum Corp., Strike Price USD 86.50, Expires 5/24/10	25	(10,038)
Olin Corp., Strike Price USD 20, Expires 5/24/10	100	(11,250)
Patriot Coal Corp., Strike Price USD 25, Expires 5/24/10	60	(450)
Peabody Energy Corp., Strike Price USD 48, Expires 5/24/10	260	(34,190)
Peabody Energy Corp., Strike Price USD 49, Expires 5/24/10	205	(19,885)
Peabody Energy Corp., Strike Price USD 49, Expires 6/21/10	100	(18,700)
Peabody Energy Corp., Strike Price USD 50, Expires 5/24/10	100	(7,150)
PetroChina Co. Ltd. - ADR, Strike Price USD 120, Expires 5/24/10	57	(7,410)
Petroleo Brasileiro SA - ADR, Strike Price USD 47, Expires 5/24/10	450	(7,425)
Plains Exploration & Production Co., Strike Price USD 33, Expires 5/24/10	240	(8,400)
Plains Exploration & Production Co., Strike Price USD 36, Expires 5/24/10	430	(5,375)
Potash Corp. of Saskatchewan, Inc., Strike Price USD 115, Expires 5/24/10	150	(28,725)
Potash Corp. of Saskatchewan, Inc., Strike Price USD 123, Expires 5/24/10	150	(7,993)
Praxair, Inc., Strike Price USD 85, Expires 5/24/10	130	(16,900)
Questar Corp., Strike Price USD 45, Expires 5/24/10	225	(75,375)
Questar Corp., Strike Price USD 46, Expires 5/18/10	235	(53,470)
Quicksilver Resources, Inc., Strike Price USD 15, Expires 5/24/10	400	(12,000)
Quicksilver Resources, Inc., Strike Price USD 16, Expires 5/24/10	400	(4,000)
Quicksilver Resources, Inc., Strike Price USD 16, Expires 6/21/10	400	(12,000)
Range Resources Corp., Strike Price USD 52.50, Expires 5/24/10	105	(3,675)
Range Resources Corp., Strike Price USD 55, Expires 5/24/10	200	(3,000)
Schlumberger Ltd., Strike Price USD 65, Expires 5/24/10	275	(191,813)
Schlumberger Ltd., Strike Price USD 66, Expires 5/22/10	100	(60,436)
Smith International, Inc., Strike Price USD 43, Expires 5/24/10	100	(51,500)
Smith International, Inc., Strike Price USD 44, Expires 5/24/10	78	(32,760)
Southwestern Energy Co., Strike Price USD 41, Expires 5/24/10	175	(17,062)
Southwestern Energy Co., Strike Price USD 42, Expires 5/24/10	175	(11,812)
Southwestern Energy Co., Strike Price USD 43, Expires 5/24/10	350	(15,750)
Suncor Energy, Inc., Strike Price USD 34, Expires 5/24/10	400	(55,800)
Suncor Energy, Inc., Strike Price USD 37, Expires 6/21/10	110	(8,690)
Talisman Energy, Inc., Strike Price USD 17.50, Expires 5/24/10	400	(17,000)
Transocean Ltd., Strike Price USD 90, Expires 5/24/10	200	(3,700)
Ultra Petroleum Corp., Strike Price USD 49, Expires 6/21/10	230	(45,425)
United States Steel Corp., Strike Price USD 65, Expires 5/24/10	160	(6,720)
Vale SA - ADR, Strike Price USD 30, Expires 5/24/10	235	(37,248)
Vale SA - ADR, Strike Price USD 32, Expires 6/21/10	1,480	(167,980)

See Notes to Financial Statements.

52	SEMI-ANNUAL REPORT	APRIL 30, 2010

Schedule of Investments (continued)	BlackRock Real Asset Equity Trust (BCF)
(Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Exchange-Traded Call Options Written (concluded)
Vale SA - ADR, Strike Price USD 33, Expires 6/21/10	1,480	$(119,140)
Weyerhauser Co., Strike Price USD 48, Expires 6/21/10	940	(305,500)
Whiting Petroleum Corp., Strike Price USD 80, Expires 6/21/10	400	(486,000)
Whiting Petroleum Corp., Strike Price USD 85, Expires 5/24/10	120	(81,000)

Total Exchange-Traded Call Options Written		(4,807,835)

Exchange-Traded Put Options Written—(0.0)%
Consol Energy, Inc., Strike Price USD 41, Expires 5/24/10	140	(9,100)

Over-the-Counter Call Options Written—(0.6)%
African Rainbow Minerals Ltd., Strike Price ZAR 186.75, Expires 6/03/10, Broker Citigroup Global Markets	50,000	(103,773)
African Rainbow Minerals Ltd., Strike Price ZAR 202.47, Expires 6/03/10, Broker UBS Securities LLC	55,000	(47,882)
Alumina Ltd., Strike Price AUD 1.71, Expires 5/11/10, Broker Citigroup Global Markets	565,700	(895)
Anglo American Plc, Strike Price GBP 29.96, Expires 6/16/10, Broker Citigroup Global Markets	36,800	(38,043)
Anglo Platinum Ltd., Strike Price ZAR 842.55, Expires 6/16/10, Broker UBS Securities LLC	18,900	(73,234)
Arch Coal, Inc., Strike Price USD 26.25, Expires 6/07/10, Broker Barclays Capital, Inc.	120	(22,495)
Arch Coal, Inc., Strike Price USD 27.04, Expires 6/15/10, Broker UBS Securities LLC	38,000	(63,297)
BHP Billiton Plc, Strike Price GBP 21.73, Expires 6/16/10, Broker Citigroup Global Markets	329,500	(145,775)
Cabot Oil & Gas Corp., Strike Price USD 37.17, Expires 5/05/10, Broker UBS Securities LLC	31,500	(9,500)
Cenovus Energy, Inc., Strike Price USD 29.78, Expires 6/29/10, Broker Morgan Stanley & Co., Inc.	39,500	(48,427)
Cia de Minas Buenaventura - ADR, Strike Price USD 33.27, Expires 5/14/10, Broker JPMorgan Chase Securities	40,000	(33,934)
Consol Energy, Inc., Strike Price USD 45.2, Expires 5/28/10, Broker UBS Securities LLC	50,000	(91,183)
Consol Energy, Inc., Strike Price USD 48.54, Expires 5/28/10, Broker UBS Securities LLC	10,000	(7,410)
Core Laboratories NV, Strike Price USD 151, Expires 6/04/10, Broker Citigroup Global Markets	18,000	(68,333)
Crescent Point Energy Corp., Strike Price CAD 39.21, Expires 5/10/10, Broker Deutsche Bank Securities	65,000	(249,557)
Deere & Co., Strike Price USD 61, Expires 5/28/10, Broker UBS Securities LLC	2,000	(3,355)
Dow Chemical Co., Strike Price USD 30.66, Expires 5/27/10, Broker Morgan Stanley & Co., Inc.	30,000	(35,330)
E.I. du Pont de Nemours & Co., Strike Price USD 39.38, Expires 5/05/10, Broker Morgan Stanley & Co., Inc.	70,000	(44,918)
EQT Corp., Strike Price USD 45, Expires 5/28/10, Broker UBS Securities LLC	16,000	(9,357)
EQT Corp., Strike Price USD 46.49, Expires 5/28/10, Broker Goldman Sachs & Co.	26,000	(6,796)
Eramet, Strike Price EUR 237.08, Expires 5/12/10, Broker Morgan Stanley & Co., Inc.	3,400	(157,031)
Eramet, Strike Price EUR 285.66, Expires 6/16/10, Broker Citigroup Global Markets	2,800	(33,210)
Exterran Holdings, Inc., Strike Price USD 29.75, Expires 7/06/10, Broker UBS Securities LLC	41,000	(64,196)
Fibria Celulose SA - ADR, Strike Price USD 23, Expires 5/18/10, Broker Credit Suisse First Boston	122,500	(13,756)
First Quantum Minerals Ltd., Strike Price CAD 84, Expires 5/24/10, Broker T.D. Securities	260	(27,515)
Forest Oil Corp., Strike Price USD 29.01, Expires 5/28/10, Broker UBS Securities LLC	35,000	(55,781)
Fresnillo Plc, Strike Price GBP 8.61, Expires 6/16/10, Broker Citigroup Global Markets	187,500	(62,610)
Galleon Energy, Inc., Strike Price CAD 7.14, Expires 6/02/10, Broker Goldman Sachs & Co.	90,000	(26,452)

Options Written	Contracts	Value

Over-the-Counter Call Options Written (continued)
Galleon Energy, Inc., Strike Price CAD 7.52, Expires 5/05/10, Broker UBS Securities LLC	23,000	$(579)
Goldcorp, Inc., Strike Price USD 40.31, Expires 5/14/10, Broker UBS Securities LLC	38,500	(120,377)
Halliburton Co., Strike Price USD 35.27, Expires 6/11/10, Broker UBS Securities LLC	43,000	(15,726)
Harry Winston Diamond Corp., Strike Price CAD 11, Expires 5/22/10, Broker RBC Capital Markets	250	(12,921)
Harry Winston Diamond Corp., Strike Price CAD 11.12, Expires 5/17/10, Broker Morgan Stanley & Co., Inc.	39,400	(16,338)
Iluka Resources Ltd., Strike Price AUD 3.83, Expires 5/11/10, Broker JPMorgan Chase Securities	653,900	(471,007)
Impala Platinum Holdings Ltd., Strike Price ZAR 217.79, Expires 6/16/10, Broker UBS Securities LLC	191,500	(192,290)
Industrias Penoles SAB de CV, Strike Price MXN 263.67, Expires 5/12/10, Broker Goldman Sachs & Co.	151,000	(31,652)
Industrias Penoles SAB de CV, Strike Price MXN 281.41, Expires 5/26/10, Broker Credit Suisse First Boston	41,500	(4,840)
International Paper Co., Strike Price USD 27.87, Expires 6/02/10, Broker UBS Securities LLC	135,000	(100,431)
Jiangxi Copper Co. Ltd., Strike Price HKD 16.97, Expires 5/11/10, Broker Deutsche Bank Securities	300,000	(7,918)
Jiangxi Copper Co. Ltd., Strike Price HKD 17.62, Expires 5/11/10, Broker Deutsche Bank Securities	318,000	(3,345)
Kazakhmys Plc, Strike Price GBP 15.17, Expires 6/16/10, Broker UBS Securities LLC	94,300	(41,360)
Key Energy Services, Inc., Strike Price USD 10.75, Expires 5/10/10, Broker UBS Securities LLC	100,000	(20,508)
MeadWestvaco Corp., Strike Price USD 25.62, Expires 5/06/10, Broker Morgan Stanley & Co., Inc.	104,500	(161,969)
Minara Resources Ltd., Strike Price AUD 0.86, Expires 5/11/10, Broker Citigroup Global Markets	660,500	(22,026)
Minsur SA, Strike Price PEN 6.82, Expires 6/09/10, Broker Credit Suisse First Boston	250,000	(46,403)
Minsur SA, Strike Price PEN 6.83, Expires 5/17/10, Broker Deutsche Bank Securities	250,000	(41,965)
MMC Norilsk Nickel - ADR, Strike Price USD 19.72, Expires 6/16/10, Broker Credit Suisse First Boston	17,500	(10,459)
Modi Plc, Strike Price GBP 4.69, Expires 6/16/10, Broker UBS Securities LLC	121,000	(12,889)
Monsanto Co., Strike Price USD 66.56, Expires 6/01/10, Broker Credit Suisse First Boston	30,000	(25,394)
Occidental Petroleum Corp., Strike Price USD 86, Expires 7/06/10, Broker UBS Securities LLC	43,000	(268,147)
OGX Petroleo e Gas Participacoes SA, Strike Price BRL 17.95, Expires 5/17/10, Broker Deutsche Bank Securities	200,000	(40,600)
Olin Corp., Strike Price USD 20.67, Expires 6/08/10, Broker Morgan Stanley & Co., Inc.	30,000	(34,527)
OZ Minerals Ltd., Strike Price AUD 1.15, Expires 5/11/10, Broker UBS Securities LLC	2,100,000	(44,526)
Penn West Energy Trust, Strike Price USD 20.81, Expires 6/02/10, Broker UBS Securities LLC	46,000	(15,841)
Penn West Energy Trust, Strike Price USD 21.05, Expires 5/10/10, Broker Credit Suisse First Boston	14,500	(782)
Praxair, Inc., Strike Price USD 87.54, Expires 5/20/10, Broker Morgan Stanley & Co., Inc.	52,500	(21,539)
Premier Oil Plc, Strike Price GBP 13.27, Expires 6/16/10, Broker Citigroup Global Markets	42,200	(18,794)
Range Resources Corp., Strike Price USD 49.94, Expires 5/28/10, Broker UBS Securities LLC	10,000	(9,934)
Rio Tinto Plc, Strike Price GBP 38.99, Expires 6/16/10, Broker Citigroup Global Markets	194,000	(98,020)
Southern Copper Corp., Strike Price USD 35.72, Expires 5/20/10, Broker Morgan Stanley & Co., Inc.	32,000	(1,431)
Statoil ASA, Strike Price NOK 138.81, Expires 6/03/10, Broker Morgan Stanley & Co., Inc.	76,700	(68,054)

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2010	53

Schedule of Investments (concluded)	BlackRock Real Asset Equity Trust (BCF)
(Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Over-the-Counter Call Options Written (concluded)
Straits Resources Ltd., Strike Price AUD 1.36, Expires 5/11/10, Broker UBS Securities LLC	265,000	$(577)
Talisman Energy, Inc., Strike Price USD 18.59, Expires 5/28/10, Broker UBS Securities LLC	40,000	(15,058)
Technip SA, Strike Price EUR 57.32, Expires 5/12/10, Broker Morgan Stanley & Co., Inc.	11,500	(45,271)
Teck Resources Ltd., Strike Price CAD 44, Expires 5/24/10, Broker T.D. Securities	1,020	(38,157)
Temple-Inland, Inc., Strike Price USD 20.83, Expires 5/21/10, Broker Credit Suisse First Boston	66,900	(179,388)
Temple-Inland, Inc., Strike Price USD 23.69, Expires 6/02/10, Broker JPMorgan Chase Securities	61,500	(70,301)
Trican Well Service Ltd., Strike Price CAD 14, Expires 5/22/10, Broker T.D. Securities	360	(3,544)
Vedanta Resources Plc, Strike Price GBP 28.51, Expires 6/16/10, Broker Citigroup Global Markets	162,300	(76,219)
Xstrata Plc, Strike Price GBP 12.30, Expires 6/16/10, Broker Citigroup Global Markets	440,000	(123,639)
Zijin Mining Group Co. Ltd., Strike Price HKD 7.03, Expires 5/11/10, Broker Deutsche Bank Securities	1,592,000	(422)

Total Over-the-Counter Call Options Written		(4,079,213)

Total Options Written (Premiums Received—$9,316,659)—(1.2)%		(8,896,148)

Total Investments Net of Outstanding Options Written—100.1%		744,898,693
Liabilities in Excess of Other Assets—(0.1)%		(895,691)

Net Assets—100.0%		$744,003,002

*	The cost and unrealized appreciation (depreciation) of investments as of April 30, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$715,498,365

Gross unrealized appreciation	$123,584,773
Gross unrealized depreciation	(85,288,297)

Net unrealized appreciation	$38,296,476

(a)	Non-income producing security.
(b)	Security, or a portion thereof, pledged as collateral for outstanding options written.
(c)	Security, or a portion of security, is on loan.
(d)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940 were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2009	Net Activity	Shares/ Beneficial Interest Held at April 30, 2010	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	35,341,819	(8,732,357)	26,609,462	$16,636
BlackRock Liquidity Series, LLC Money Market Series	1,360,000	815,000	2,175,000	$2,171

(e)	Represents current yield as of report date.
(f)	Security purchased with the cash collateral from securities loans.

•	Foreign currency exchange contracts as of April 30, 2010 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation

ZAR	1,367,000	USD	185,009	Citigroup Global Markets	5/04/10	$(72)

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or defined by Trust management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Fair Value Measurements—Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available In the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following tables summarize the inputs used as of April 30, 2010 in determining the investments:

Investments in Securities

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks:
Chemicals	$75,618,121	—	—	$75,618,121
Containers & Packaging	8,096,308	—	—	8,096,308
Energy Equipment & Services	44,558,266	$2,438,811	—	46,997,077
Gas Utilities	12,899,294	—	—	12,899,294
Machinery	23,866,451	—	—	23,866,451
Metals & Mining	158,011,144	147,252,221	—	305,263,365
Oil & Gas Services	5,204,125	—	—	5,204,125
Oil, Gas & Consumable Fuels	193,336,845	7,132,150	—	200,468,995
Paper & Forest Products	44,419,621	2,177,022	—	46,596,643
Short-Term Securities	26,609,462	2,175,000	—	28,784,462

Total	$592,619,637	$161,175,204	—	$753,794,841

Other Financial Instruments[1]

Valuation Inputs	Level 1	Level 2	Level 3	Total

Liabilities:	$(4,621,531)	$(4,274,689)	—	$(8,896,220)

Total	$(4,621,531)	$(4,274,689)	—	$(8,896,220)

1

Other financial instruments are foreign currency exchange contracts and options. Foreign currency exchange contracts are valued at the unrealized appreciation/ depreciation on the instrument and options are shown at value.

See Notes to Financial Statements.

54	SEMI-ANNUAL REPORT	APRIL 30, 2010

Schedule of Investments April 30, 2010 (Unaudited)	BlackRock S&P Quality Rankings Global Equity Managed Trust (BQY)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Australia—4.7%
Australia & New Zealand Banking Group Ltd.	22,700	$502,789
BHP Billiton Ltd.	18,125	662,582
Foster’s Group Ltd.	116,100	581,800
National Australia Bank Ltd.	43,800	1,119,041
Santos Ltd.	91,300	1,158,316

		4,024,528

Belgium—0.9%
Mobistar SA	5,500	338,069
Solvay SA	4,200	401,081

		739,150

Canada—7.0%
Bank of Montreal	22,800	1,416,078
Bank of Nova Scotia	13,500	688,157
Enbridge, Inc.	15,250	740,581
Manulife Financial Corp.	18,700	337,256
National Bank of Canada	7,200	440,166
Royal Bank of Canada	28,900	1,752,265
Suncor Energy, Inc.	4,450	152,232
TransCanada Corp.	12,300	433,975

		5,960,710

Finland—0.9%
Kesko Oyj, B Shares	10,900	422,547
Nokia Oyj	26,300	321,532

		744,079

France—4.7%
AXA SA	14,500	288,150
Bouygues SA	10,700	530,183
PPR (a)	1,800	241,920
Sanofi-Aventis SA (a)	4,600	313,806
Schneider Electric SA	5,670	643,707
Societe Generale	4,900	261,657
Total SA	17,200	935,807
Vinci SA	13,700	763,438

		3,978,668

Germany—3.2%
Allianz SE	5,800	664,942
BASF SE	14,200	825,569
RWE AG	4,300	353,710
SAP AG	8,050	388,398
Siemens AG	4,800	473,407

		2,706,026

Greece—0.5%
National Bank of Greece SA (a)	11,000	176,857
OPAP SA	14,650	297,558

		474,415

Hong Kong—2.5%
Esprit Holdings Ltd.	68,860	493,260
Hang Seng Bank Ltd.	21,400	291,659
Hongkong Electric Holdings Ltd.	132,500	781,848
Hopewell Holdings Ltd.	183,000	533,350

		2,100,117

Italy—1.5%
Enel SpA	62,700	328,480
ENI SpA	41,800	934,203

		1,262,683

Japan—6.4%
Canon, Inc.	11,300	516,899
Hitachi Koki Co. Ltd.	38,400	425,336
Mitsui & Co. Ltd.	50,600	760,472
Nintendo Co. Ltd.	600	201,556
Oracle Corp. Japan	14,400	713,634

Common Stocks	Shares	Value

Japan (concluded)
Ricoh Co. Ltd.	51,000	$866,369
Sharp Corp.	37,000	479,225
Takeda Pharmaceutical Co. Ltd.	14,000	601,095
Toyota Motor Corp.	24,300	938,902

		5,503,488

Netherlands—0.5%
Koninklijke (Royal) KPN NV	28,000	420,084

Portugal—0.5%
Portugal Telecom SGPS SA	41,700	424,391

Singapore—1.5%
Keppel Corp. Ltd.	72,000	510,874
Singapore Technologies Engineering Ltd.	169,000	388,157
United Overseas Bank Ltd.	26,400	386,230

		1,285,261

Spain—2.1%
ACS Actividades de Construccion y Servicios SA	7,900	358,232
Banco Santander SA (a)	18,433	228,077
Banco Santander SA	43,700	555,661
Iberdrola SA	40,600	322,204
Indra Sistemas SA	15,900	318,748

		1,782,922

Sweden—3.8%
Axfood AB	9,500	271,443
Hennes & Mauritz AB	14,200	906,083
Ratos AB, B Shares	24,800	776,096
Scania AB, B Shares	48,800	851,585
TeliaSonera AB	60,800	416,734

		3,221,941

Switzerland—0.8%
Nestle SA	6,900	337,623
Zurich Financial Services AG	1,649	365,575

		703,198

United Kingdom—9.3%
AstraZeneca Plc	18,000	795,364
Barclays Plc	53,300	273,793
BHP Billiton Plc	14,150	432,007
BP Plc	191,150	1,667,198
British American Tobacco Plc	17,300	543,995
GlaxoSmithKline Plc	32,425	601,842
HSBC Holdings Plc	128,100	1,304,373
Man Group Plc	76,400	282,049
Royal Dutch Shell A Shares	16,700	524,013
Scottish & Southern Energy Plc	35,000	580,438
Standard Chartered Plc	33,550	894,933

		7,900,005

United States—47.5%
3M Co. (b)	6,600	585,222
Abbott Laboratories	14,225	727,751
Aflac, Inc.	8,950	456,092
Altria Group, Inc.	54,700	1,159,093
Ameren Corp.	27,200	706,112
American Express Co.	11,200	516,544
AT&T Inc. (b)	80,050	2,086,103
Automatic Data Processing, Inc.	11,700	507,312
Bank of America Corp.	23,475	418,559
Bristol-Myers Squibb Co. (b)	38,300	968,607
Caterpillar, Inc.	14,950	1,017,945
CenturyTel, Inc.	16,600	566,226
Chevron Corp.	21,625	1,761,140
Chubb Corp.	8,100	428,247
Cincinnati Financial Corp.	15,000	426,000
Coca-Cola Co. (The)	13,600	726,920

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2010	55

Schedule of Investments (continued)	BlackRock S&P Quality Rankings Global Equity Managed Trust (BQY)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

United States (concluded)
Consolidated Edison, Inc.	19,000	$858,800
Dominion Resources, Inc.	11,300	472,340
Eaton Vance Corp.	13,700	482,788
Emerson Electric Co.	33,300	1,739,259
Equity Residential - REIT	13,700	620,199
Exxon Mobil Corp. (b)	35,400	2,401,890
General Electric Co.	68,900	1,299,454
Genuine Parts Co.	8,300	355,240
Goldman Sachs Group, Inc. (The)	3,650	529,980
HCP, Inc. - REIT	14,025	450,483
Health Care REIT, Inc.	13,200	593,076
Hewlett-Packard Co.	8,100	420,957
Home Depot, Inc.	15,000	528,750
Hudson City Bancorp, Inc.	30,625	407,313
Intel Corp.	52,800	1,205,424
International Business Machines Corp.	10,225	1,319,025
Johnson & Johnson	8,900	572,270
Kraft Food, Inc.	15,208	450,157
Liberty Property Trust - REIT	10,000	338,100
M&T Bank Corp.	6,100	532,835
McDonald’s Corp.	16,900	1,192,971
Merck & Co., Inc.	24,100	844,464
MetLife, Inc.	10,300	469,474
Microchip Technology, Inc.	23,900	698,119
Microsoft Corp.	46,000	1,404,840
Nationwide Health Properties, Inc. - REIT	18,225	638,240
PepsiCo, Inc.	9,800	639,156
Pfizer, Inc.	37,400	625,328
Philip Morris International, Inc.	15,600	765,648
PPG Industries, Inc.	9,625	677,311
Reynolds American, Inc.	8,600	459,412
Southern Co.	12,000	414,720
T. Rowe Price Group, Inc.	8,500	488,835
United Technologies Corp.	12,700	951,865
Wal-Mart Stores, Inc.	11,700	627,705
Wells Fargo & Co.	27,700	917,147

		40,451,448

Total Long-Term Investments (Cost—$82,494,139)—98.3%		83,683,114

Short-Term Securities

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.13% (c)(d)	2,212,905	2,212,905

Total Short-Term Securities (Cost—$2,212,905)—2.6%		2,212,905

Total Investments Before Outstanding Options Written (Cost—$84,707,044*)—100.9%		85,896,019

Options Written	Contracts

Exchange-Traded Call Options Written—(0.3)%
3M Co., Strike Price USD 85, Expires 5/24/10	25	(10,375)
Abbott Laboratories, Strike Price USD 55, Expires 5/24/10	27	(148)
Aflac, Inc., Strike Price USD 55, Expires 5/24/10	20	(560)
Aflac, Inc., Strike Price USD 55, Expires 6/21/10	15	(1,275)
Altria Group, Inc., Strike Price USD 21, Expires 6/21/10	110	(6,325)
Ameren Corp., Strike Price USD 26.75, Expires 6/25/10	110	(3,249)
American Express Co., Strike Price USD 47, Expires 6/21/10	45	(7,583)
Automatic Data Processing, Inc., Strike Price USD 45, Expires 5/24/10	47	(822)
Bank of America Corp., Strike Price USD 17, Expires 5/24/10	95	(10,593)

Options Written	Contracts	Value

Exchange-Traded Call Options Written (concluded)
Bristol-Myers Squibb Co., Strike Price USD 27, Expires 6/21/10	95	$(2,755)
Caterpillar, Inc., Strike Price USD 62.50, Expires 5/24/10	15	(9,075)
Caterpillar, Inc., Strike Price USD 65, Expires 5/24/10	45	(18,225)
Chubb Corp., Strike Price USD 53.50, Expires 5/28/10	21	(1,720)
Chubb Corp., Strike Price USD 55, Expires 7/19/10	12	(1,230)
Coca-Cola Co. (The), Strike Price USD 55, Expires 5/24/10	55	(1,842)
Consolidated Edison, Inc., Strike Price USD 45, Expires 5/24/10	76	(4,180)
Dominion Resources, Inc., Strike Price USD 41.50, Expires 5/28/10	23	(1,490)
Equity Residential - REIT, Strike Price USD 40, Expires 5/24/10	55	(31,075)
General Electric Co., Strike Price USD 19, Expires 5/24/10	70	(3,360)
Genuine Parts Co., Strike Price USD 42.75, Expires 7/06/10	33	(4,092)
Goldman Sachs Group, Inc. (The), Strike Price USD 165, Expires 6/21/10	15	(4,350)
HCP, Inc. - REIT, Strike Price USD 35, Expires 5/24/10	56	(840)
Health Care REIT, Inc., Strike Price USD 45.75, Expires 5/10/10	52	(1,824)
Hewlett-Packard Co., Strike Price USD 52.50, Expires 5/24/10	15	(1,740)
Hewlett-Packard Co., Strike Price USD 55, Expires 5/24/10	17	(637)
Home Depot, Inc., Strike Price USD 34, Expires 5/24/10	21	(3,749)
Home Depot, Inc., Strike Price USD 35, Expires 5/24/10	5	(575)
Hudson City Bancorp, Inc., Strike Price USD 15, Expires 7/19/10	4	(50)
Intel Corp., Strike Price USD 25, Expires 6/21/10	170	(2,805)
Kraft Food, Inc., Class A, Strike Price USD 30, Expires 5/24/10	47	(1,880)
Liberty Property Trust - REIT, Strike Price USD 35, Expires 5/24/10	40	(1,600)
M&T Bank Corp., Strike Price USD 85, Expires 5/24/10	24	(9,600)
Merck & Co., Inc., Strike Price USD 39, Expires 5/24/10	100	(499)
MetLife, Inc., Strike Price USD 42, Expires 5/24/10	40	(16,300)
Microchip Technology, Inc., Strike Price USD 30, Expires 7/19/10	100	(10,500)
Nationwide Health Properties, Inc. - REIT, Strike Price USD 40, Expires 6/21/10	75	(3,000)
PepsiCo, Inc., Strike Price USD 67.50, Expires 5/24/10	40	(660)
Pfizer, Inc., Strike Price USD 18, Expires 5/24/10	100	(550)
Philip Morris International, Inc., Strike Price USD 52.50, Expires 5/24/10	62	(651)
PPG Industries, Inc., Strike Price USD 70, Expires 5/24/10	38	(5,985)
Reynolds American, Inc., Strike Price USD 55, Expires 5/24/10	35	(1,225)
Southern Co., Strike Price USD 34, Expires 6/21/10	23	(2,587)
Southern Co., Strike Price USD 35, Expires 6/21/10	25	(1,437)
T. Rowe Price Group, Inc., Strike Price USD 60, Expires 7/19/10	17	(3,018)
United Technologies Corp., Strike Price USD 75, Expires 5/24/10	25	(3,525)
Wells Fargo & Co., Strike Price USD 32, Expires 5/24/10	55	(9,020)
Wells Fargo & Co., Strike Price USD 33, Expires 5/24/10	56	(5,656)

Total Exchange-Traded Call Options Written		(214,237)

Over-the-Counter Call Options Written—(0.5)%
Abbott Laboratories, Strike Price USD 53.18, Expires 5/14/10, Broker UBS Securities LLC	3,500	(316)
ACS Actividades de Construccion y Servicios SA, Strike Price EUR 35.79, Expires 6/03/10, Broker UBS Securities LLC	3,200	(2,045)

See Notes to Financial Statements.

56	SEMI-ANNUAL REPORT	APRIL 30, 2010

Schedule of Investments (continued)	BlackRock S&P Quality Rankings Global Equity Managed Trust (BQY)
(Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Over-the-Counter Call Options Written (continued)
Allianz SE, Strike Price EUR 93.09, Expires 6/03/10, Broker UBS Securities LLC	2,300	$(1,741)
Altria Group, Inc., Strike Price USD 21.58, Expires 6/09/10, Broker UBS Securities LLC	10,900	(3,488)
AstraZeneca Plc, Strike Price GBP 29.30, Expires 6/18/10, Broker UBS Securities LLC	3,600	(3,422)
AstraZeneca Plc, Strike Price GBP 30, Expires 6/21/10, Broker Morgan Stanley & Co., Inc.	3	(2,275)
AT&T Inc., Strike Price USD 25.97, Expires 5/21/10, Broker UBS Securities LLC	8,000	(3,293)
AT&T Inc., Strike Price USD 26.72, Expires 5/28/10, Broker Morgan Stanley & Co., Inc.	24,000	(2,976)
Australia & New Zealand Banking Group Ltd., Strike Price AUD 24.57, Expires 5/11/10, Broker Morgan Stanley & Co., Inc.	4,500	(765)
AXA SA, Strike Price EUR 16.52, Expires 5/26/10, Broker BNP Paribas	5,800	(1,041)
Axfood AB, Strike Price SEK 220.18, Expires 6/03/10, Broker UBS Securities LLC	3,800	(782)
Banco Santander SA, Strike Price EUR 10.14, Expires 5/26/10, Broker Citigroup Global Markets	24,900	(4,659)
Bank of Montreal, Strike Price CAD 64, Expires 5/24/10, Broker T.D. Securities	67	(3,727)
Bank of Montreal, Strike Price CAD 66, Expires 6/21/10, Broker T.D. Securities	24	(1,205)
Bank of Nova Scotia, Strike Price CAD 54, Expires 6/21/10, Broker T.D. Securities	54	(2,499)
Barclays Plc, Strike Price GBP 3.73, Expires 6/03/10, Broker Morgan Stanley & Co., Inc.	21,400	(901)
BASF AG, Strike Price EUR 46.55, Expires 6/03/10, Broker UBS Securities LLC	5,700	(2,948)
BHP Billiton Ltd., Strike Price AUD 42.93, Expires 5/11/10, Broker JPMorgan Chase Securities	3,600	(139)
BHP Billiton Plc, Strike Price GBP 21.73, Expires 6/16/10, Broker Citigroup Global Markets	5,700	(2,522)
Bouygues, Strike Price EUR 39.79, Expires 6/03/10, Broker Morgan Stanley & Co., Inc.	4,300	(4,405)
BP Plc, Strike Price GBP 6.33, Expires 6/03/10, Broker Morgan Stanley & Co., Inc.	76,500	(1,199)
British American Tobacco Plc, Strike Price GBP 22.16, Expires 6/16/10, Broker Morgan Stanley & Co., Inc.	6,900	(897)
Cannon, Inc., Strike Price JPY 3,957.20, Expires 5/11/10, Broker Goldman Sachs & Co.	2,300	(9,740)
Cannon, Inc., Strike Price JPY 4,322.80, Expires 5/11/10, Broker Morgan Stanley & Co., Inc.	2,200	(2,342)
CenturyTel, Inc., Strike Price USD 36.51, Expires 6/25/10, Broker Goldman Sachs & Co.	7,000	(654)
Chevron Corp., Strike Price USD 81.13, Expires 6/02/10, Broker UBS Securities LLC	2,500	(5,132)
Chevron Corp., Strike Price USD 82.82, Expires 6/10/10, Broker Credit Suisse First Boston	6,000	(8,611)
Cincinnati Financial Corp., Strike Price USD 29.65, Expires 6/01/10, Broker Citigroup Global Markets	6,000	(999)
Dominion Resources, Inc., Strike Price USD 41.95, Expires 5/14/10, Broker UBS Securities LLC	1,100	(329)
Dominion Resources, Inc., Strike Price USD 41.95, Expires 5/28/10, Broker UBS Securities LLC	1,100	(477)
Eaton Vance Corp., Strike Price USD 34.69, Expires 6/08/10, Broker Deutsche Bank Securities	5,500	(8,837)
Emerson Electric Co., Strike Price USD 49.25, Expires 5/21/10, Broker Credit Suisse First Boston	13,000	(40,384)
Enbridge, Inc., Strike Price CAD 49.56, Expires 5/10/10, Broker Goldman Sachs & Co.	6,000	(2,262)
Enel SpA, Strike Price EUR 4.20, Expires 5/21/10, Broker Citigroup Global Markets	50	(379)

Options Written	Contracts	Value

Over-the-Counter Call Options Written (continued)
Eni SpA, Strike Price EUR 18, Expires 5/21/10, Broker Citigroup Global Markets	33	$(2,149)
Exxon Mobil Corp., Strike Price USD 69.03, Expires 6/10/10, Broker JPMorgan Chase Securities	14,000	(16,555)
Foster’s Group Ltd., Strike Price AUD 5.52, Expires 5/11/10, Broker Morgan Stanley & Co., Inc.	23,300	(559)
General Electric Co., Strike Price USD 18.10, Expires 5/13/10, Broker UBS Securities LLC	17,000	(15,300)
General Electric Co., Strike Price USD 19.18, Expires 6/11/10, Broker Credit Suisse First Boston	3,500	(1,990)
GlaxoSmithKline Plc, Strike Price GBP 12.59, Expires 6/03/10, Broker Morgan Stanley & Co., Inc.	13,000	(1,866)
Hang Seng Bank Ltd., Strike Price HKD 110.29, Expires 5/11/10, Broker Deutsche Bank Securities	4,300	(8)
Hennes & Mauritz AB, Strike Price SEK 494.57, Expires 6/03/10, Broker Morgan Stanley & Co., Inc.	5,700	(1,165)
Hitachi Koki Co. Ltd., Strike Price JPY 1,007.88, Expires 5/11/10, Broker Goldman Sachs & Co.	7,700	(3,468)
Home Depot, Inc., Strike Price USD 35.55, Expires 6/04/10, Broker UBS Securities LLC	3,500	(2,990)
Hongkong Electric Holdings Ltd., Strike Price HKD 44.84, Expires 5/11/10, Broker Deutsche Bank Securities	26,500	(3,695)
Hopewell Holdings Ltd., Strike Price HKD 23.21, Expires 5/11/10, Broker Deutsche Bank Securities	36,500	(426)
HSBC Holdings Plc, Strike Price GBP 6.93, Expires 5/26/10, Broker Citigroup Global Markets	51,200	(5,523)
Hudson City Bancorp, Inc., Strike Price USD 14.63, Expires 6/10/10, Broker Morgan Stanley & Co., Inc.	12,000	(1,477)
Iberdrola SA, Strike Price EUR 6.01, Expires 6/03/10, Broker Credit Suisse First Boston	16,200	(2,068)
Indra Sistemas SA, Strike Price EUR 15.75, Expires 6/03/10, Broker Citigroup Global Markets	6,400	(2,191)
Intel Corp., Strike Price USD 22.41, Expires 5/10/10, Broker Morgan Stanley & Co., Inc.	4,500	(2,722)
International Business Machines Corp., Strike Price USD 131.91, Expires 6/08/10, Broker UBS Securities LLC	4,000	(6,562)
Johnson & Johnson, Strike Price USD 65.70, Expires 6/14/10, Broker Citigroup Global Markets	3,500	(2,115)
Keppel Corp. Ltd., Strike Price SGD 8.47, Expires 5/11/10, Broker Deutsche Bank Securities	14,000	(12,765)
Kesko Oyj, B Shares, Strike Price EUR 27.88, Expires 5/12/10, Broker Citigroup Global Markets	2,200	(4,031)
Kesko Oyj, B Shares, Strike Price EUR 29.03, Expires 6/16/10, Broker UBS Securities LLC	2,200	(3,361)
Koninklijke (Royal) KPN NV, Strike Price EUR 11.88, Expires 6/03/10, Broker Morgan Stanley & Co., Inc.	11,200	(1,175)
Kraft Food, Inc., Class A, Strike Price USD 30.45, Expires 5/27/10, Broker Goldman Sachs & Co.	1,500	(391)
Man Group Plc, Strike Price GBP 2.41, Expires 5/05/10, Broker BNP Paribas	30,500	(1,616)
Manulife Financial Corp., Strike Price CAD 20, Expires 5/24/10, Broker T.D. Securities	74	(546)
McDonald’s Corp., Strike Price USD 67.63, Expires 5/14/10, Broker Morgan Stanley & Co., Inc.	7,000	(20,759)
Microsoft Corp., Strike Price USD 29.43, Expires 5/05/10, Broker Credit Suisse First Boston	18,000	(19,972)
Mitsui & Co. Ltd., Strike Price JPY 1,519.35, Expires 5/11/10, Broker Goldman Sachs & Co.	10,100	(672)
Mobistar SA, Strike Price EUR 46.99, Expires 6/03/10, Broker UBS Securities LLC	2,200	(1,536)
National Australia Bank Ltd., Strike Price AUD 27.32, Expires 5/11/10, Broker Citigroup Global Markets	8,800	(4,873)
National Bank of Canada, Strike Price CAD 64, Expires 7/19/10, Broker T.D. Securities	29	(2,627)

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2010	57

Schedule of Investments (continued)	BlackRock S&P Quality Rankings Global Equity Managed Trust (BQY)
(Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Over-the-Counter Call Options Written (continued)
Nestle SA, Strike Price CHF 53.93, Expires 5/19/10, Broker UBS Securities LLC	1,400	$(357)
Nestle SA, Strike Price CHF 54.29, Expires 5/12/10, Broker Credit Suisse First Boston	1,400	(152)
Nintendo Co. Ltd., Strike Price JPY 26,482.20, Expires 5/11/10, Broker Goldman Sachs & Co.	100	(5,557)
Nokia Oyj, Strike Price EUR 11.34, Expires 6/03/10, Broker Morgan Stanley & Co., Inc.	10,600	(126)
OPAP SA, Strike Price EUR 16.88, Expires 6/03/10, Broker Citigroup Global Markets	5,900	(2,578)
Oracle Corp. Japan, Strike Price JPY 4,165.89, Expires 5/11/10, Broker Goldman Sachs & Co.	2,900	(15,100)
Portugal Telecom SGPS SA, Strike Price EUR 8.32, Expires 6/03/10, Broker Morgan Stanley & Co., Inc.	16,700	(900)
PPR, Strike Price EUR 105.50, Expires 6/03/10, Broker Citigroup Global Markets	700	(1,742)
Ratos AB, B Shares, Strike Price SEK 240.33, Expires 6/03/10, Broker UBS Securities LLC	9,900	(2,799)
Ricoh Co. Ltd., Strike Price JPY 1,323.66, Expires 5/11/10, Broker Goldman Sachs & Co.	10,000	(30,057)
Royal Bank of Canada, Strike Price CAD 62, Expires 6/21/10, Broker T.D. Securities	115	(15,623)
Royal Dutch Shell Plc, A Shares, Strike Price EUR 22.75, Expires 6/03/10, Broker Morgan Stanley & Co., Inc.	6,700	(8,516)
RWE AG, Strike Price EUR 66.28, Expires 6/03/10, Broker Citigroup Global Markets	1,700	(360)
Sanofi-Aventis SA, Strike Price EUR 56, Expires 5/21/10, Broker Citigroup Global Markets	19	(198)
Santos Ltd., Strike Price AUD 13.69, Expires 5/11/10, Broker JPMorgan Chase Securities	18,200	(5,264)
SAP AG, Strike Price EUR 34.83, Expires 5/06/10, Broker Morgan Stanley & Co., Inc.	3,200	(4,656)
Scania AB, B Shares, Strike Price SEK 113.73, Expires 5/12/10, Broker Citigroup Global Markets	9,800	(17,168)
Scania AB, B Shares, Strike Price SEK 125.05, Expires 6/16/10, Broker Morgan Stanley & Co., Inc.	9,700	(7,603)
Schneider Electric SA, Strike Price EUR 86.19, Expires 6/03/10, Broker Morgan Stanley & Co., Inc.	2,300	(8,091)
Scottish & Southern Energy Plc, Strike Price GBP 11.35, Expires 6/16/10, Broker UBS Securities LLC	14,000	(1,083)
Sharp Corp., Strike Price JPY 1,092.24, Expires 5/11/10, Broker UBS Securities LLC	7,000	(9,968)
Siemens AG, Strike Price EUR 72.54, Expires 6/03/10, Broker UBS Securities LLC	1,900	(7,038)
Singapore Technologies Engineering Ltd., Strike Price SGD 3.15, Expires 5/11/10, Broker JPMorgan Chase Securities	34,664	(314)
Societe Generale, Strike Price EUR 45.41, Expires 6/03/10, Broker Citigroup Global Markets	2,000	(1,198)
Solvay SA, Strike Price EUR 78.15, Expires 6/03/10, Broker Citigroup Global Markets	1,700	(350)
Standard Chartered Plc, Strike Price GBP 18.27, Expires 6/03/10, Broker UBS Securities LLC	13,400	(6,426)
Suncor Energy, Inc., Strike Price CAD 32, Expires 5/24/10, Broker T.D. Securities	18	(5,148)
T. Rowe Price Group, Inc., Strike Price USD 53.81, Expires 5/05/10, Broker Morgan Stanley & Co., Inc.	1,700	(6,341)
Takeda Pharmaceutical Co. Ltd., Strike Price JPY 4,075.35, Expires 5/11/10, Broker JPMorgan Chase Securities	2,800	(1,007)
TeliaSonera AB, Strike Price SEK 53.18, Expires 6/03/10, Broker Morgan Stanley & Co., Inc.	24,300	(310)
Total SA, Strike Price EUR 43.39, Expires 6/03/10, Broker Morgan Stanley & Co., Inc.	6,900	(1,942)
Toyota Motor Corp., Strike Price JPY 3,615.80, Expires 5/11/10, Broker Goldman Sachs & Co.	5,000	(5,427)

Options Written	Contracts	Value

Over-the-Counter Call Options Written (concluded)
United Overseas Bank Ltd., Strike Price SGD 18.56, Expires 5/11/10, Broker Deutsche Bank Securities	5,000	$(5,460)
United Technologies Corp., Strike Price USD 76.26, Expires 6/01/10, Broker Morgan Stanley & Co., Inc.	2,500	(3,110)
Vinci SA, Strike Price EUR 43, Expires 5/21/10, Broker Morgan Stanley & Co., Inc.	27	(2,012)
Vinci SA, Strike Price EUR 43.67, Expires 6/29/10, Broker Credit Suisse First Boston	2,700	(3,699)
Wal-Mart Stores, Inc., Strike Price USD 54.96, Expires 6/10/10, Broker Citigroup Global Markets	4,500	(2,498)
Zurich Financial Services AG, Strike Price CHF 260, Expires 5/21/10, Broker Morgan Stanley & Co., Inc.	49	(172)
Zurich Financial Services AG, Strike Price CHF 273.24, Expires 6/03/10, Broker BNP Paribas	170	(14)

Total Over-the-Counter Call Options Written		(464,908)

Total Options Written (Premiums Received—$676,046)—(0.8)%		(679,145)

Total Investments Net of Outstanding Options Written—100.1%		85,216,874
Liabilities in Excess of Other Assets—(0.1)%		(45,433)

Net Assets—100.0%		$85,171,441

*	The cost and unrealized appreciation (depreciation) of investments as of April 30, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$85,782,857

Gross unrealized appreciation	$7,854,868
Gross unrealized depreciation	(7,741,706)

Net unrealized appreciation	$113,162

(a)	Non-income producing security.
(b)	Security, or a portion thereof, pledged as collateral for outstanding options written.
(c)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940 were as follows:

Affiliate	Shares Held at October 31, 2009	Net Activity	Shares Held at April 30, 2010	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	2,037,764	175,141	2,212,905	$661

(d)	Represents current yield as of report date.

•	Foreign currency exchange contracts as of April 30, 2010 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation

USD	4,976	CAD	5,000	Credit Agricole Securities	5/04/10	$54
USD	2,665	EUR	2,000	UBS Securities LLC	5/04/10	2

Total						$56

•	Fair Value Measurements—Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available In the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

See Notes to Financial Statements.

58	SEMI-ANNUAL REPORT	APRIL 30, 2010

Schedule of Investments (concluded)	BlackRock S&P Quality Rankings Global Equity Managed Trust (BQY)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following tables summarize the inputs used as of April 30, 2010 in determining the investments:

Investments in Securities

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks:
Australia	—	$4,024,528	—	$4,024,528
Belgium	—	739,150	—	739,150
Canada	$5,960,710	—	—	5,960,710
Finland	—	744,079	—	744,079
France	—	3,978,668	—	3,978,668
Germany	—	2,706,026	—	2,706,026
Greece	—	474,415	—	474,415
Hong Kong	—	2,100,117	—	2,100,117
Italy	—	1,262,683	—	1,262,683
Japan	—	5,503,488	—	5,503,488
Netherlands	—	420,084	—	420,084
Portugal	—	424,391	—	424,391
Singapore	—	1,285,261	—	1,285,261
Spain	—	1,782,922	—	1,782,922
Sweden	—	3,221,941	—	3,221,941
Switzerland	—	703,198	—	703,198
United Kingdom	—	7,900,005	—	7,900,005
United States	40,451,448	—	—	40,451,448
Short-Term Securities	2,212,905	—	—	2,212,905

Total	$48,625,063	$37,270,956	—	$85,896,019

Other Financial Instruments[1]

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:	—	$56	—	$56
Liabilities:	$(232,738)	(446,407)	—	(679,145)

Total	$(232,738)	$(446,351)	—	$(679,089)

[1]

Other financial instruments are foreign currency exchange contracts and options. Foreign currency exchange contracts are valued at the unrealized appreciation/ depreciation on the instrument and options are shown at value.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2010	59

Statements of Assets and Liabilities

April 30, 2010	BlackRock Dividend Achievers™ Trust (BDV)	BlackRock Enhanced Dividend Achievers™ Trust (BDJ)	BlackRock Strategic Dividend Achievers™ Trust (BDT)	BlackRock EcoSolutions Investment Trust (BQR)	BlackRock Energy and Resources Trust (BGR)

Assets

Investments at value - unaffiliated[1,2]	$540,144,827	$594,684,336	$304,107,109	$121,506,552	$796,524,929
Investments at value - affiliated[3]	4,740,064	13,025,768	5,868,505	6,328,768	14,229,987
Cash	18,647	20,742	13,429	—	752
Foreign currency at value[4]	—	—	—	156,468	753,340
Investments sold receivable	2,466,527	13,414,296	311,479	3,087,381	4,044,772
Cash collateral pledged for options written	1,983,158	2,538,000	617,677	270,000	1,422,000
Unrealized appreciation on foreign currency exchange contracts	—	—	—	905	32
Dividend and interest receivable	1,021,566	1,133,570	318,097	232,029	1,752,203
Securities lending income receivable - affiliated	—	11,233	—	3,205	1,220
Other assets	229,953	252,089	78,290	14,149	289,391

Total assets	550,604,742	625,080,034	311,314,586	131,599,457	819,018,626

Liabilities

Collateral at value - securities loaned	—	—	—	646,850	430,050
Investments purchased payable	4,175,967	12,360,457	2,317,433	482,573	11,806,497
Options written at value[5]	2,732,589	7,847,919	2,575,887	1,545,049	9,826,559
Unrealized depreciation on foreign currency exchange contracts	—	—	—	229	—
Investment advisory fee payable	290,602	497,158	186,518	127,540	786,666
Officer’s and Trustees’ fees payable	152,524	144,233	41,153	2,002	171,915
Licensing fee payable	44,346	49,304	24,691	—	—
Other accrued expenses payable	345,738	478,235	235,870	132,984	280,251

Total liabilities	7,741,766	21,377,306	5,381,552	2,937,227	23,301,938

Net Assets	$542,862,976	$603,702,728	$305,933,034	$128,662,230	$795,716,688

Net Assets Consist of

Paid-in capital	$695,895,859	$900,841,730	$350,660,160	$211,833,095	$680,602,964
Distributions in excess of net investment income	(11,350,896)	(28,375,578)	(4,364,444)	(7,010,547)	(13,104,402)
Accumulated net realized gain (loss)	(176,662,939)	(269,124,264)	(56,180,987)	(32,777,416)	47,681,176
Net unrealized appreciation/depreciation	34,980,952	360,840	15,818,305	(43,382,902)	80,536,950

Net Assets	$542,862,976	$603,702,728	$305,933,034	$128,662,230	$795,716,688

Net asset value[6]	$9.96	$8.53	$11.37	$10.63	$26.73

[1] Investments at cost - unaffiliated	$505,050,526	$594,125,343	$287,314,420	$165,028,045	$714,554,865
[2] Securities on loan at value	$—	$—	$—	$603,670	$424,551
[3] Investments at cost - affiliated	$4,740,064	$13,025,768	$5,868,505	$6,328,768	$14,229,987
[4] Foreign currency at cost	$—	$—	$—	$157,139	$753,412
[5] Premiums received	$2,619,240	$7,635,169	$1,601,503	$1,678,874	$8,391,310
[6] Shares outstanding, unlimited number of shares authorized, $0.001 par value	54,518,315	70,753,700	26,908,028	12,105,863	29,766,217

See Notes to Financial Statements.

60	SEMI-ANNUAL REPORT	APRIL 30, 2010

April 30, 2010	BlackRock Global Opportunities Equity Trust (BOE)	BlackRock Health Sciences Trust (BME)	BlackRock International Growth and Income Trust (BGY)	BlackRock Real Asset Equity Trust (BCF)	BlackRock S&P Quality Rankings Global Equity Managed Trust (BQY)

Assets

Investments at value - unaffiliated[1,2]	$1,245,098,115	$204,658,195	$1,112,608,128	$725,010,379	$83,683,114
Investments at value - affiliated[3]	73,884,824	12,895,249	36,015,955	28,784,462	2,212,905
Cash	199,607	1,417,596	202,488	8,927,274	1,386
Foreign currency at value[4]	893,910	105,120	8,918,177	131,840	36,113
Investments sold receivable	63,281,778	9,173,101	77,928,277	10,516,264	558,667
Cash collateral pledged for options written	17,153,707	—	19,889,934	2,762,700	—
Unrealized appreciation on foreign currency exchange contracts	24,945	1,956	27,523	—	56
Dividend and interest receivable	3,377,699	333,412	4,707,327	945,506	295,557
Securities lending income receivable - affiliated	2,003	125	2,271	593	—
Other assets	865,949	24,379	298,461	486,905	11,788

Total assets	1,404,782,537	228,609,133	1,260,598,541	777,565,923	86,799,586

Liabilities

Collateral at value - securities loaned	2,850,000	—	1,000,000	2,175,000	—
Investments purchased payable	64,908,697	13,694,697	81,551,669	21,327,430	745,592
Options written at value[5]	18,836,788	1,240,560	17,801,524	8,896,148	679,145
Unrealized depreciation on foreign currency exchange contracts	54,593	513	81,394	72	—
Investment advisory fee payable	1,098,043	177,600	972,580	758,989	53,553
Officer’s and Trustees’ fees payable	258,726	12,548	231,449	137,920	10,444
Licensing fee payable	—	—	8,984	—	41,425
Other accrued expenses payable	766,153	106,951	368,733	267,362	97,986

Total liabilities	88,773,000	15,232,869	102,016,333	33,562,921	1,628,145

Net Assets	$1,316,009,537	$213,376,264	$1,158,582,208	$744,003,002	$85,171,441

Net Assets Consist of

Paid-in capital	$1,569,867,327	$176,834,894	$1,848,546,170	$755,745,036	$82,951,843
Distributions in excess of net investment income	(72,843,888)	(5,414,912)	(91,708,204)	(30,326,192)	(1,239,889)
Accumulated net realized gain (loss)	(222,867,802)	21,463,802	(573,993,209)	(37,687,487)	2,273,704
Net unrealized appreciation/depreciation	41,853,900	20,492,480	(24,262,549	56,271,645	1,185,783

Net Assets	$1,316,009,537	$213,376,264	$1,158,582,208	$744,003,002	$85,171,441

Net asset value[6]	$19.13	$28.11	$10.59	$13.12	$14.12

[1] Investments at cost - unaffiliated	$1,204,996,150	$184,537,875	$1,139,220,387	$669,349,110	$82,494,139
[2] Securities on loan at value	$2,741,000	$—	$952,000	$2,080,500	$—
[3] Investments at cost - affiliated	$73,884,824	$12,895,249	$36,015,955	$28,784,462	$2,212,905
[4] Foreign currency at cost	$890,665	$104,505	$8,839,210	$131,823	$36,126
[5] Premiums received	$19,999,063	$1,604,894	$19,953,384	$9,316,659	$676,046
[6] Shares outstanding, unlimited number of shares authorized, $0.001 par value	68,810,161	7,591,500	109,392,789	56,708,028	6,033,028

SEMI-ANNUAL REPORT	APRIL 30, 2010	61

Statements of Operations

Period Ended April 30, 2010	BlackRock Dividend Achievers™ Trust (BDV)	BlackRock Enhanced Dividend Achievers™ Trust (BDJ)	BlackRock Strategic Dividend Achievers™ Trust (BDT)	BlackRock EcoSolutions Investment Trust (BQR)	BlackRock Energy and Resources Trust (BGR)

Investment Income

Dividends	$8,578,471	$9,627,722	$5,396,950	$1,169,600	$8,944,919
Foreign taxes withheld	(3,185)	(3,549)	—	(54,295)	(290,837)
Interest	4,931	12,914	2,938	2,195	10,225
Securities lending income - affiliated	—	29,864	—	6,062	10,882

Total income	8,580,217	9,666,951	5,399,888	1,123,562	8,675,189

Expenses

Investment advisory	1,699,320	2,952,430	1,050,531	783,135	4,626,932
Licensing	261,434	295,243	140,071	—	—
Printing	65,851	78,541	32,082	22,717	82,218
Custodian	52,658	57,982	43,911	59,641	65,848
Officer and Trustees	37,435	52,502	10,033	6,530	62,397
Professional	34,504	40,720	30,153	30,937	35,567
Insurance	19,826	22,809	10,396	5,226	28,183
Registration	11,617	11,557	6,147	221	6,979
Transfer agent	6,299	6,311	6,131	5,960	6,518
Miscellaneous	2,481	4,957	4,958	22,316	7,438

Total expenses excluding interest expense	2,191,425	3,523,052	1,334,413	936,683	4,922,080

Interest expense	—	—	—	780	13,486

Total expenses	2,191,425	3,523,052	1,334,413	937,463	4,935,566

Less fees waived by advisor	(2,763)	(7,311)	(1,693)	(1,826)	(648,582)

Total expenses after fees waived	2,188,662	3,515,741	1,332,720	935,637	4,286,984

Net investment income	6,391,555	6,151,210	4,067,168	187,925	4,388,205

Realized and Unrealized Gain (Loss)

Net realized gain (loss) from:
Investments	95,789	(35,274,158)	4,164,207	(8,019,568)	36,440,473
Foreign currency transactions	—	—	—	(37,019)	38,034
Options written	3,690,684	11,226,815	2,724,120	2,445,519	15,902,150

	3,786,473	(24,047,343)	6,888,327	(5,611,068)	52,380,657

Net change in unrealized appreciation/depreciation on:
Investments	53,305,273	83,301,231	44,125,889	13,847,517	55,845,523
Foreign currency transactions	—	—	—	9,564	5,219
Options written	(1,076,165)	(2,822,397)	(1,874,888)	(455,760)	(1,381,140)

	52,229,108	80,478,834	42,251,001	13,401,321	54,469,602

Total realized and unrealized gain (loss)	56,015,581	56,431,491	49,139,328	7,790,253	106,850,259

Net Increase in Net Assets Resulting from Operations	$62,407,136	$62,582,701	$53,206,496	$7,978,178	$111,238,464

1	Net of $(313,474) and $(17,181) foreign capital gain tax for BOE and BCF, respectively.

See Notes to Financial Statements.

62	SEMI-ANNUAL REPORT	APRIL 30, 2010

	BlackRock Global Opportunities Equity Trust (BOE)	BlackRock Health Sciences Trust (BME)	BlackRock International Growth and Income Trust (BGY)	BlackRock Real Asset Equity Trust (BCF)	BlackRock S&P Quality Rankings Global Equity Managed Trust (BQY)

Investment Income

Dividends	$13,270,181	$1,693,725	$15,385,912	$4,626,278	$1,587,135
Foreign taxes withheld	(779,324)	(79,792)	(1,512,369)	(109,486)	(71,947)
Interest	19,780	3,840	19,208	16,636	661
Securities lending income - affiliated	6,256	726	3,588	2,171	—

Total income	12,516,893	1,618,499	13,896,339	4,535,599	1,515,849

Expenses

Investment advisory	6,490,706	1,041,498	5,923,752	4,341,981	312,112
Licensing	—	—	—	—	62,423
Printing	173,006	24,194	136,729	78,454	11,886
Custodian	295,014	53,319	251,100	85,693	55,213
Officer and Trustees	102,598	10,886	112,756	59,308	4,534
Professional	45,929	31,719	55,824	38,555	25,939
Insurance	38,384	7,082	47,729	26,392	3,143
Registration	6,339	4,442	21,973	13,997	997
Transfer agent	7,421	5,969	6,274	5,986	5,997
Miscellaneous	57,028	7,440	53,594	14,877	14,875

Total expenses excluding interest expense	7,216,425	1,186,549	6,609,731	4,665,243	497,119

Interest expense	—	5,845	486	—	—

Total expenses	7,216,425	1,192,394	6,610,217	4,665,243	497,119

Less fees waived by advisor	(11,284)	(3,040)	(13,237)	(733,766)	(428)

Total expenses after fees waived	7,205,141	1,189,354	6,596,980	3,931,477	496,691

Net investment income	5,311,752	429,145	7,299,359	604,122	1,019,158

Realized and Unrealized Gain (Loss)

Net realized gain (loss) from:
Investments	58,813,320 [1]	20,103,278	(45,015,496)	1,090,192 [1]	2,707,270
Foreign currency transactions	(671,764)	(63,577)	(1,947,963)	(69,632)	(37,443)
Options written	44,529,408	3,509,058	36,490,780	14,128,094	696,615

	102,670,964	23,548,759	(10,472,679)	15,148,654	3,366,442

Net change in unrealized appreciation/depreciation on:
Investments	12,901,021	2,681,392	73,939,779	96,738,634	2,519,464
Foreign currency transactions	(60,240)	(4,878)	125,185	(16,139)	5,632
Options written	(9,403,646)	(43,978)	(8,317,705)	(2,574,077)	(193,348)

	3,437,135	2,632,536	65,747,259	94,148,418	2,331,748

Total realized and unrealized gain (loss)	106,108,099	26,181,295	55,274,580	109,297,072	5,698,190

Net Increase in Net Assets Resulting from Operations	$111,419,851	$26,610,440	$62,573,939	$109,901,194	$6,717,348

SEMI-ANNUAL REPORT	APRIL 30, 2010	63

Statements of Changes in Net Assets

	BlackRock Dividend Achievers™ Trust (BDV)		BlackRock Enhanced Dividend Achievers™ Trust (BDJ)

Net Increase (Decrease) in Net Assets	Six Months Ended April 30, 2010 (Unaudited)	Year Ended October 31, 2009	Six Months Ended April 30, 2010 (Unaudited)	Year Ended October 31, 2009

Operations

Net investment income	$6,391,555	$16,343,361	$6,151,210	$17,340,895
Net realized gain (loss)	3,786,473	(127,871,946)	(24,047,343)	(190,657,567)
Net change in unrealized appreciation/depreciation	52,229,108	82,109,730	80,478,834	153,236,724

Net increase (decrease) in net assets resulting from operations	62,407,136	(29,418,855)	62,582,701	(20,079,948)

Dividends and Distributions to Shareholders From

Net investment income	(17,718,452)	(16,244,237)	(34,513,772)	(17,467,300)
Net realized gains	—	—	—	—
Tax return of capital	—	(19,192,668)	—	(63,684,763)

Decrease in net assets resulting from dividends and distributions to shareholders	(17,718,452)	(35,436,905)	(34,513,772)	(81,152,063)

Capital Share Transactions

Reinvestment of dividends	—	—	3,568,270	4,328,556

Net Assets

Total increase (decrease) in net assets	44,688,684	(64,855,760)	31,637,199	(96,903,455)
Beginning of period	498,174,292	563,030,052	572,065,529	668,968,984

End of period	$542,862,976	$498,174,292	$603,702,728	$572,065,529

Undistributed (distributions in excess of) net investment income	$(11,350,896)	$(23,999)	$(28,375,578)	$(13,016)

See Notes to Financial Statements.

64	SEMI-ANNUAL REPORT	APRIL 30, 2010

	BlackRock Strategic Dividend Achievers™ Trust (BDT)		BlackRock EcoSolutions Investment Trust (BQR)		BlackRock Energy and Resources Trust (BGR)

Net Increase (Decrease) in Net Assets	Six Months Ended April 30, 2010 (Unaudited)	Year Ended October 31, 2009	Six Months Ended April 30, 2010 (Unaudited)	Year Ended October 31, 2009	Six Months Ended April 30, 2010 (Unaudited)	Year Ended October 31, 2009

Operations

Net investment income	$4,067,168	$9,100,829	$187,925	$770,652	$4,388,205	$10,362,915
Net realized gains (loss)	6,888,327	(54,399,830)	(5,611,068)	(27,169,059)	52,380,657	7,812,418
Net change in unrealized appreciation/depreciation	42,251,001	37,119,870	13,401,321	48,078,825	54,469,602	122,155,453

Net increase (decrease) in net assets resulting from operations	53,206,496	(8,179,131)	7,978,178	21,680,418	111,238,464	140,330,786

Dividends and Distributions to Shareholders From

Net investment income	(8,745,109)	(8,355,545)	(7,214,594)	(776,099)	(24,110,636)	(13,891,389)
Net realized gains	—	—	—	(1,032,348)	—	(5,568,031)
Tax return of capital	—	(9,134,673)	—	(15,909,385)	—	(28,761,852)

Decrease in net assets resulting from dividends and distributions to shareholders	(8,745,109)	(17,490,218)	(7,214,594)	(17,717,832)	(24,110,636)	(48,221,272)

Capital Share Transactions

Reinvestment of dividends	—	—	873,283	2,781,185	—	—

Net Assets

Total increase (decrease) in net assets	44,461,387	(25,669,349)	1,636,867	6,743,771	87,127,828	92,109,514
Beginning of period	261,471,647	287,140,996	127,025,363	120,281,592	708,588,860	616,479,346

End of period	$305,933,034	$261,471,647	$128,662,230	$127,025,363	$795,716,688	$708,588,860

Undistributed (distributions in excess of) net investment income	$(4,364,444)	$313,497	$(7,010,547)	$16,122	$(13,104,402)	$6,618,029

SEMI-ANNUAL REPORT	APRIL 30, 2010	65

Statements of Changes in Net Assets (concluded)

	BlackRock Global Opportunities Equity Trust (BOE)		BlackRock Health Sciences Trust (BME)
Net Increase (Decrease) in Net Assets	Six Months Ended April 30, 2010 (Unaudited)	Year Ended October 31, 2009	Six Months Ended April 30, 2010 (Unaudited)	Year Ended October 31, 2009
Operations
Net investment income	$5,311,752	$5,271,647	$429,145	$662,563
Net realized gain (loss)	102,670,964	(31,644,052)	23,548,759	3,321,376
Net change in unrealized appreciation/depreciation	3,437,135	112,160,357	2,632,536	21,947,983
Net increase (decrease) in net assets resulting from operations	111,419,851	85,787,952	26,610,440	25,931,922

Dividends and Distributions to Shareholders From
Net investment income	(77,998,016)	(5,179,012)	(5,835,966)	(949,596)
Net realized gains	—	—	—	(7,700,487)
Tax return of capital	—	(55,376,808)	—	(4,321,847)
Decrease in net assets resulting from dividends and distributions to shareholders	(77,998,016)	(60,555,820)	(5,835,966)	(12,971,930)

Capital Share Transactions
Net proceeds from the issuance of shares due to reorganization	—	1,025,103,621	—	—
Reinvestment of dividends	4,417,379	—	—	—
Net increase in net assets derived from share transactions	4,417,379	1,025,103,621	—	—

Net Assets
Total increase (decrease) in net assets	37,839,214	1,050,335,753	20,774,474	12,959,992
Beginning of period	1,278,170,323	227,834,570	192,601,790	179,641,798
End of period	$1,316,009,537	$1,278,170,323	$213,376,264	$192,601,790
Undistributed (distributions in excess of) net investment income	$(72,843,888)	$(157,624)	$(5,414,912)	$(8,091)

See Notes to Financial Statements.

66	SEMI-ANNUAL REPORT	APRIL 30, 2010

	BlackRock International Growth and Income Trust (BGY)		BlackRock Real Asset Equity Trust (BCF)		BlackRock S&P Quality Rankings Global Equity Managed Trust (BQY)
Net Increase (Decrease) in Net Assets	Six Months Ended April 30, 2010 (Unaudited)	Year Ended October 31, 2009	Six Months Ended April 30, 2010 (Unaudited)	Year Ended October 31, 2009	Six Months Ended April 30, 2010 (Unaudited)	Year Ended October 31, 2009
Operations
Net investment income	$7,299,359	$28,958,213	$604,122	$3,691,683	$1,019,158	$2,403,578
Net realized gain (loss)	(10,472,679)	(559,616,464)	15,148,654	(49,027,390)	3,366,442	1,092,426
Net change in unrealized appreciation/depreciation	65,747,259	779,184,105	94,148,418	236,659,541	2,331,748	7,255,058
Net increase (decrease) in net assets resulting from operations	62,573,939	248,525,854	109,901,194	191,323,834	6,717,348	10,751,062

Dividends and Distributions to Shareholders From
Net investment income	(98,578,140)	(32,190,952)	(30,826,484)	(6,325,350)	(2,262,386)	(2,343,114)
Net realized gains	—	—	—	—	—	(1,969,353)
Tax return of capital	—	(161,725,283)	—	(55,327,618)	—	(438,543)
Decrease in net assets resulting from dividends and distributions to shareholders	(98,578,140)	(193,916,235)	(30,826,484)	(61,652,968)	(2,262,386)	(4,751,010)

Capital Share Transactions
Net proceeds from the issuance of shares due to reorganization	—	—	—	—	—	—
Reinvestment of dividends	15,939,001	17,521,775	—	—	—	—
Net increase in net assets derived from share transactions	15,939,001	17,521,775	—	—	—	—

Net Assets
Total increase (decrease) in net assets	(20,065,200)	72,131,394	79,074,710	129,670,866	4,454,962	6,000,052
Beginning of period	1,178,647,408	1,106,516,014	664,928,292	535,257,426	80,716,479	74,716,427
End of period	$1,158,582,208	$1,178,647,408	$744,003,002	$664,928,292	$85,171,441	$80,716,479
Undistributed (distributions in excess of) net investment income	$(91,708,204)	$(429,423)	$(30,326,192)	$(103,830)	$(1,239,889)	$3,339

SEMI-ANNUAL REPORT	APRIL 30, 2010	67

Financial Highlights	BlackRock Dividend AchieversTM Trust (BDV)

	Six Months Ended April 30, 2010 (unaudited)

		Year Ended October 31,
		2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$9.14	$10.33	$15.49	$15.95	$14.21	$14.67
Net investment income	0.11	0.30	0.41	0.45	0.42	0.43
Net realized and unrealized gain (loss)	1.04	(0.84)	(4.67)	(0.01)	2.21	0.01
Net increase (decrease) from investment operations	1.15	(0.54)	(4.26)	0.44	2.63	0.44
Dividends and distributions from:
Net investment income	(0.33)[1]	(0.30)	(0.43)	(0.44)	(0.41)	(0.43)
Net realized gain	—	—	—	(0.38)	(0.32)	(0.28)
Tax return of capital	—	(0.35)	(0.47)	(0.08)	(0.16)	(0.19)
Total dividends and distributions	(0.33)	(0.65)	(0.90)	(0.90)	(0.89)	(0.90)
Net asset value, end of period	$9.96	$9.14	$10.33	$15.49	$15.95	$14.21
Market price, end of period	$9.30	$8.27	$9.20	$13.64	$14.86	$12.77

Total Investment Return[2]
Based on net asset value	12.78%[3]	(3.75)%	(27.56)%	3.15%	19.89%	3.11%
Based on market price	16.39%[3]	(2.21)%	(26.73)%	(2.50)%	24.31%	(9.25)%

Ratios to Average Net Assets
Total expenses	0.84%[4]	0.85%	0.83%	0.82%	0.84%	0.84%
Total expenses after fees waived	0.84%[4]	0.85%	0.83%	0.82%	0.84%	0.84%
Net investment income	2.44%[4]	3.46%	3.46%	2.87%	2.90%	2.93%

Supplemental Data
Net assets, end of period (000)	$542,863	$498,174	$563,030	$844,633	$869,703	$774,691
Portfolio turnover	66%	56%	23%	12%	11%	27%

[1]	A portion of the dividends from net investment income may be deemed a tax return of capital or net realized gain at fiscal year end.
[2]

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Where applicable, total investment returns exclude the effects of sales charges and include the reinvestment of dividends and distributions.

[3]	Aggregate total investment return.
[4]	Annualized.

See Notes to Financial Statements.

68	SEMI-ANNUAL REPORT	APRIL 30, 2010

Financial Highlights	BlackRock Enhanced Dividend AchieversTM Trust (BDJ)

	Six Months Ended April 30, 2010 (unaudited)					Period August 31, 2005[1] through October 31, 2005

		Year Ended October 31,
		2009	2008	2007	2006
Per Share Operating Performance

Net asset value, beginning of period	$8.13	$9.59	$14.10	$14.88	$14.01	$14.33 2
Net investment income	0.09	0.25	0.34	0.39	0.37	0.06
Net realized and unrealized gain (loss)	0.80	(0.55)	(3.73)	0.06	1.71	(0.26)
Net increase (decrease) from investment operations	0.89	(0.30)	(3.39)	0.45	2.08	(0.20)
Dividends and distributions from:
Net investment income	(0.49)[3]	(0.25)	(0.52)	(0.43)	(0.15)	(0.06)
Net realized gain	—	—	—	(0.80)	(1.06)	(0.04)
Tax return of capital	—	(0.91)	(0.60)	—	—	—
Total dividends and distributions	(0.49)	(1.16)	(1.12)	(1.23)	(1.21)	(0.10)
Offering costs resulting from the issuance of shares	—	—	—	—	—	(0.02)
Net asset value, end of period	$8.53	$8.13	$9.59	$14.10	$14.88	$14.01
Market price, end of period	$8.80	$7.89	$8.47	$12.68	$14.92	$13.79

Total Investment Return[4]
Based on net asset value	11.13%[5]	(1.63)%	(24.35)%	3.21%	15.72%	(1.42)%[5]
Based on market price	18.13%[5]	8.08%	(25.70)%	(7.43)%	17.97%	(7.40)%[5]

Ratios to Average Net Assets
Total expenses	1.19%[6]	1.20%	1.18%	1.17%	1.19%	1.25%[6]
Total expenses after fees waived	1.19%[6]	1.20%	1.18%	1.17%	1.19%	1.25%[6]
Net investment income	2.08%[6]	3.11%	3.20%	2.76%	2.73%	2.44%[6]

Supplemental Data
Net assets, end of period (000)	$603,703	$572,066	$668,969	$983,762	$1,033,127	$968,245
Portfolio turnover	118%	117%	86%	91%	138%	5%

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
[3]	A portion of the dividends from net investment income may be deemed a tax return of capital or net realized gain at fiscal year end.
[4]

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Where applicable, total investment returns exclude the effects of sales charges and include the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.
[6]	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2010	69

Financial Highlights	BlackRock Strategic Dividend AchieversTM Trust (BDT)

	Six Months Ended April 30, 2010 (unaudited)

		Year Ended October 31,
		2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$9.72	$10.67	$15.22	$16.13	$15.14	$14.96
Net investment income	0.15	0.30	0.37	0.40	0.37	0.46
Net realized and unrealized gain (loss)	1.83	(0.60)	(4.02)	(0.41)	1.52	0.62
Net increase (decrease) from investment operations	1.98	(0.30)	(3.65)	(0.01)	1.89	1.08
Dividends and distributions from:
Net investment income	(0.33)[1]	(0.31)	(0.40)	(0.40)	(0.35)	(0.46)
Net realized gain	—	—	—	(0.38)	(0.55)	(0.42)
Tax return of capital	—	(0.34)	(0.50)	(0.12)	—	(0.02)
Total dividends and distributions	(0.33)	(0.65)	(0.90)	(0.90)	(0.90)	(0.90)
Net asset value, end of period	$11.37	$9.72	$10.67	$15.22	$16.13	$15.14
Market price, end of period	$10.19	$8.37	$9.01	$13.19	$14.53	$13.20

Total Investment Return[2]
Based on net asset value	21.00%[3]	(1.10)%	(23.93)%	0.24%	13.65%	7.62%
Based on market price	25.93%[3]	0.86%	(25.88)%	(3.56)%	17.43%	(3.46)%

Ratios to Average Net Assets
Total expenses	0.95%[4]	0.97%	0.94%	0.95%	0.96%	0.96%
Total expenses after fees waived	0.95%[4]	0.97%	0.94%	0.95%	0.96%	0.96%
Net investment income	2.90%[4]	3.68%	3.40%	2.75%	2.57%	3.01%

Supplemental Data
Net assets, end of period (000)	$305,933	$261,472	$287,141	$409,646	$433,938	$407,366
Portfolio turnover	26%	66%	20%	18%	18%	24%

[1]	A portion of the dividends from net investment income may be deemed a tax return of capital or net realized gain at fiscal year end.
[2]

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Where applicable, total investment returns exclude the effects of sales charges and include the reinvestment of dividends and distributions.

[3]	Aggregate total investment return.
[4]	Annualized.

See Notes to Financial Statements.

70	SEMI-ANNUAL REPORT	APRIL 30, 2010

Financial Highlights	BlackRock EcoSolutions Investment Trust (BQR)

	Six Months Ended April 30, 2010 (unaudited)			Period September 28, 2007[1] through October 31, 2007

		Year Ended October 31
		2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$10.56	$10.23	$20.31	$19.10 [2]
Net investment income	0.02	0.06	0.03	—
Net realized and unrealized gain (loss)	0.65	1.78	(8.51)	1.25
Net increase (decrease) from investment operations	0.67	1.84	(8.48)	1.25
Dividends and distributions from:
Net investment income	(0.60)[3]	(0.07)	(0.02)	—
Net realized gain	—	(0.09)	(1.58)	—
Tax return of capital	—	(1.35)	—	—
Total dividends and distributions	(0.60)	(1.51)	(1.60)	—
Offering costs resulting from the issuance of shares	—	—	—	(0.04)
Net asset value, end of period	$10.63	$10.56	$10.23	$20.31
Market price, end of period	$11.14	$10.23	$9.20	$19.75

Total Investment Return[4]
Based on net asset value	6.22%[5]	19.64%	(43.99)%	6.28%[5]
Based on market price	14.91%[5]	28.88%	(48.20)%	(1.25)%[5]

Ratios to Average Net Assets
Total expenses	1.44%[6]	1.51%	1.36%	1.70%[6]
Total expenses after fees waived and paid indirectly	1.43%[6]	1.50%	1.35%	1.68%[6]
Net investment income	0.29%[6]	0.65%	0.38%	0.97%[6]

Supplemental Data
Net assets, end of period (000)	$128,662	$127,025	$120,282	$238,731
Portfolio turnover	55%	62%	45%	4%

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $0.8975 per share sales charge from the initial offering price of $20.00 per share.
[3]	A portion of the dividends from net investment income may be deemed a tax return of capital or net realized gain at fiscal year end.
[4]

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Where applicable, total investment returns exclude the effects of sales charges and include the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.
[6]	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2010	71

Financial Highlights	BlackRock Energy and Resources Trust (BGR)

	Six Months Ended April 30, 2010 (unaudited)					Period December 29, 2004[1] through October 31, 2005

		Year Ended October 31,
		2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$23.81	$20.71	$37.60	$29.67	$28.12	$23.88 [2]
Net investment income	0.15	0.41	1.18	0.49	0.75	0.56
Net realized and unrealized gain (loss)	3.58	4.32	(14.63)	9.27	3.65	4.85
Net increase (decrease) from investment operations	3.73	4.73	(13.45)	9.76	4.40	5.41
Dividends and distributions from:
Net investment income	(0.81)[3]	(0.47)	(0.96)	(0.70)	(0.49)	(0.54)
Net realized gain	—	(0.19)	(2.48)	(1.13)	(2.36)	(0.59)
Tax return of capital	—	(0.97)	—	—	—	—
Total dividends and distributions	(0.81)	(1.63)	(3.44)	(1.83)	(2.85)	(1.13)
Offering costs resulting from the issuance of shares	—	—	—	—	—	(0.04)
Net asset value, end of period	$26.73	$23.81	$20.71	$37.60	$29.67	$28.12
Market price, end of period	$25.50	$22.18	$17.99	$32.14	$26.73	$25.16

Total Investment Return[4]
Based on net asset value	15.73%[5]	25.54%	(38.15)%	34.98%	17.30%	22.99%[5]
Based on market price	18.52%[5]	34.63%	(37.14)%	28.07%	18.11%	5.10%[5]

Ratios to Average Net Assets
Total expenses	1.28%[6]	1.30%	1.27%	1.27%	1.28%	1.30%[6]
Total expenses after fees waived and paid indirectly	1.11%[6]	1.10%	1.07%	1.07%	1.08%	1.10%[6]
Net investment income	1.14%[6]	1.77%	1.38%	1.69%	2.47%	2.59%[6]

Supplemental Data
Net assets, end of period (000)	$795,717	$708,589	$616,479	$1,119,310	$883,104	$836,924
Portfolio turnover	55%	62%	54%	47%	40%	64%

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $1.12 per share sales charge from the initial offering price of $25.00 per share.
[3]	A portion of the dividends from net investment income may be deemed a tax return of capital or net realized gain at fiscal year end.
[4]

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Where applicable, total investment returns exclude the effects of sales charges and include the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.
[6]	Annualized.

See Notes to Financial Statements.

72	SEMI-ANNUAL REPORT	APRIL 30, 2010

Financial Highlights	BlackRock Global Opportunities Equity Trust (BOE)

	Six Months Ended April 30, 2010 (unaudited)					Period May 31, 2005[1] through October 31, 2005

		Year Ended October 31,
		2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$18.64	$18.03	$31.09	$26.72	$23.77	$23.88 [2]
Net investment income	0.07	0.19	0.39	0.55	0.58	0.37
Net realized and unrealized gain (loss)	1.56	2.70	(10.39)	6.32	4.64	0.13
Net increase (decrease) from investment operations	1.63	2.89	(10.00)	6.87	5.22	0.50
Dividends and distributions from:
Net investment income	(1.14)[3]	(0.20)	(0.56)	(0.36)	(0.59)	(0.23)
Net realized gain	—	—	(2.48)	(2.14)	(1.68)	(0.33)
Tax return of capital	—	(2.08)	(0.02)	—	—	—
Total dividends and distributions	(1.14)	(2.28)	(3.06)	(2.50)	(2.27)	(0.56)
Offering costs resulting from the issuance of shares	—	—	—	—	—	(0.05)
Net asset value, end of period	$19.13	$18.64	$18.03	$31.09	$26.72	$23.77
Market price, end of period	$20.00	$18.40	$15.89	$28.76	$27.61	$23.88

Total Investment Return[4]
Based on net asset value	9.00%[5]	20.50%	(35.08)%	27.47%	24.48%	0.81%[5]
Based on market price	15.44%[5]	34.97%	(38.15)%	14.11%	26.64%	(2.21)%[5]

Ratios to Average Net Assets
Total expenses	1.11%[6]	1.21%	1.14%	1.15%	1.16%	1.19%[6]
Total expenses after fees waived	1.11%[6]	1.20%	1.14%	1.15%	1.16%	1.19%[6]
Net investment income	0.82%[6]	1.05%	1.60%	1.87%	2.45%	3.66%[6]

Supplemental Data
Net assets, end of period (000)	$1,316,010	$1,278,170	$227,835	$389,741	$331,744	$294,195
Portfolio turnover	158%	300%	120%	111%	184%	55%

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $1.12 per share sales charge from the initial offering price of $25.00 per share.
[3]	A portion of the dividends from net investment income may be deemed a tax return of capital or net realized gain at fiscal year end.
[4]

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Where applicable, total investment returns exclude the effects of sales charges and include the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.
[6]	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2010	73

Financial Highlights	BlackRock Health Sciences Trust (BME)

	Six Months Ended April 30, 2010 (unaudited)					Period March 31, 2005[1] through October 31, 2005

		Year Ended October 31,
		2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$25.37	$23.66	$30.33	$27.74	$26.38	$23.88 [2]
Net investment income	0.06	0.10	0.10	0.05	0.00 [3]	(0.03)
Net realized and unrealized gain (loss)	3.45	3.32	(4.70)	4.76	3.28	3.34
Net increase (decrease) from investment operations	3.51	3.42	(4.60)	4.81	3.28	3.31
Dividends and distributions from:
Net investment income	(0.77)[4]	(0.13)	(0.09)	(0.02)	—	—
Net realized gain	—	(1.01)	(1.98)	(2.20)	(1.92)	(0.77)
Tax return of capital	—	(0.57)	—	—	—	—
Total dividends and distributions	(0.77)	(1.71)	(2.07)	(2.22)	(1.92)	(0.77)
Offering costs resulting from the issuance of shares	—	—	—	—	—	(0.04)
Net asset value, end of period	$28.11	$25.37	$23.66	$30.33	$27.74	$26.38
Market price, end of period	$27.41	$22.61	$21.62	$27.05	$27.32	$25.19

Total Investment Return[5]
Based on net asset value	14.00%[6]	16.31%	(15.55)%	18.62%	13.00%	13.88%[6]
Based on market price	24.73%[6]	13.44%	(13.47)%	7.42%	16.59%	3.81%[6]

Ratios to Average Net Assets
Total expenses	1.14%[7]	1.15%	1.13%	1.13%	1.15%	1.18%[7]
Total expenses after fees waived	1.14%[7]	1.15%	1.13%	1.13%	1.15%	1.18%[7]
Net investment income	0.41%[7]	0.37%	0.20%	0.15%	(0.11)%	(0.19)%[7]

Supplemental Data
Net assets, end of period (000)	$213,376	$192,602	$179,642	$230,280	$208,151	$198,005
Portfolio turnover	132%	167%	121%	89%	181%	104%

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
[3]	Amounted to less than $0.01 per share outstanding.
[4]	A portion of the dividends from net investment income may be deemed a tax return of capital or net realized gain at fiscal year end.
[5]

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Where applicable, total investment returns exclude the effects of sales charges and include the reinvestment of dividends and distributions.

[6]	Aggregate total investment return.
[7]	Annualized.

See Notes to Financial Statements.

74	SEMI-ANNUAL REPORT	APRIL 30, 2010

Financial Highlights	BlackRock International Growth and Income Trust (BGY)

	Six Months Ended April 30, 2010 (unaudited)			Period May 30, 2007[1] through October 31, 2007
		Year Ended October 31,
		2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$10.92	$10.41	$20.12	$19.10 [2]
Net investment income	0.07	0.29	0.27	0.14
Net realized and unrealized gain (loss)	0.51	2.04	(8.31)	1.50
Net increase (decrease) from investment operations	0.58	2.33	(8.04)	1.64
Dividends and distributions from:
Net investment income	(0.91)[3]	(0.30)	(0.30)	(0.10)
Net realized gain	—	—	(0.88)	(0.50)
Tax return of capital	—	(1.52)	(0.49)	—
Total dividends and distributions	(0.91)	(1.82)	(1.67)	(0.60)
Offering costs resulting from the issuance of shares	—	—	—	(0.02)
Net asset value, end of period	$10.59	$10.92	$10.41	$20.12
Market price, end of period	$11.03	$10.92	$9.09	$17.76

Total Investment Return[4]
Based on net asset value	5.17%[5]	26.28%	(41.76)%	8.93%[5]
Based on market price	9.54%[5]	44.62%	(42.39)%	(8.17)%[5]

Ratios to Average Net Assets
Total expenses	1.12%[6]	1.12%	1.11%	1.07%[6]
Total expenses after fees waived	1.11%[6]	1.12%	1.11%	1.07%[6]
Net investment income	1.23%[6]	2.68%	2.34%	1.75%[6]

Supplemental Data
Net assets, end of period (000)	$1,158,582	$1,178,647	$1,106,516	$2,138,523
Portfolio turnover	142%	198%	123%	46%

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $0.8975 per share sales charge from the initial offering price of $20.00 per share.
[3]	A portion of the dividends from net investment income may be deemed a tax return of capital or net realized gain at fiscal year end.
[4]

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Where applicable, total investment returns exclude the effects of sales charges and include the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.
[6]	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2010	75

Financial Highlights	BlackRock Real Asset Equity Trust (BCF)

	Six Months Ended April 30, 2010 (unaudited)				Period September 29, 2006[1] through October 31, 2006
		Year Ended October 31,
		2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$11.73	$9.44	$20.79	$15.33	$14.33 [2]
Net investment income	0.01	0.08	0.20	0.20	0.04
Net realized and unrealized gain (loss)	1.92	3.30	(10.16)	6.35	0.98
Net increase (decrease) from investment operations	1.93	3.38	(9.96)	6.55	1.02
Dividends and distributions from:
Net investment income	(0.54)[3]	(0.11)	(0.17)	(0.29)	—
Net realized gain	—	—	(1.22)	(0.80)	—
Tax return of capital	—	(0.98)	—	—	—
Total dividends and distributions	(0.54)	(1.09)	(1.39)	(1.09)	—
Offering costs resulting from the issuance of shares	—	—	—	—	(0.02)
Net asset value, end of period	$13.12	$11.73	$9.44	$20.79	$15.33
Market price, end of period	$13.04	$11.45	$7.74	$17.59	$15.00

Total Investment Return[4]
Based on net asset value	16.49%[5]	40.96%	(50.14)%	45.34%	6.98%[5]
Based on market price	18.61%[5]	67.81%	(51.69)%	25.67%	—%[5]

Ratios to Average Net Assets
Total expenses	1.29%[6]	1.32%	1.29%	1.21%	1.42%[6]
Total expenses after fees waived and paid indirectly	1.09%[6]	1.12%	1.09%	1.08%	1.22%[6]
Net investment income	0.17%[6]	0.68%	1.14%	1.37%	2.63%[6]

Supplemental Data
Net assets, end of period (000)	$744,003	$664,928	$535,257	$1,179,087	$820,283
Portfolio turnover	46%	58%	29%	61%	—%

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
[3]	A portion of the dividends from net investment income may be deemed a tax return of capital or net realized gain at fiscal year end.
[4]

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Where applicable, total investment returns exclude the effects of sales charges and include the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.
[6]	Annualized.

See Notes to Financial Statements.

76	SEMI-ANNUAL REPORT	APRIL 30, 2010

Financial Highlights	BlackRock S&P Quality Rankings Global Equity Managed Trust (BQY)

	Six Months Ended April 30, 2010 (unaudited)

		Year Ended October 31,
		2009	2008		2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$13.38	$12.38	$21.00		$18.55	$15.98	$15.29
Net investment income	0.17	0.36	0.50		0.46	0.39	0.56
Net realized and unrealized gain (loss)	0.95	1.43	(8.22)		2.90	3.22	0.88
Net increase (decrease) from investment operations	1.12	1.79	(7.72)		3.36	3.61	1.44
Dividends and distributions from:
Net investment income	(0.38)[1]	(0.39)	(0.52)		(0.44)	(0.49)	(0.37)
Net realized gain	—	(0.33)	—		(0.40)	(0.55)	(0.38)
Tax return of capital	—	(0.07)	(0.38)		(0.07)	0.00 [2]	—
Total dividends and distributions	(0.38)	(0.79)	(0.90)		(0.91)	(1.04)	(0.75)
Net asset value, end of period	$14.12	$13.38	$12.38		$21.00	$18.55	$15.98
Market price, end of period	$12.56	$11.54	$10.50		$18.07	$16.36	$14.54

Total Investment Return[3]
Based on net asset value	8.83%[4]	17.64%	(37.53)%		19.10%	24.34%	10.08%
Based on market price	12.24%[4]	19.63%	(38.42	) %	16.20%	20.52%	10.97%

Ratios to Average Net Assets
Total expenses	1.19%[5]	1.17%	0.96%		1.20%	1.13%	1.14%
Total expenses after fees waived	1.19%[5]	1.16%	0.96%		1.20%	1.13%	1.14%
Net investment income	2.45%[5]	3.39%	3.11%		2.45%	2.45%	3.35%

Supplemental Data
Net assets, end of period (000)	$85,171	$80,716	$74,716		$126,706	$111,925	$96,402
Portfolio turnover	29%	64%	10%		12%	10%	38%

[1]	A portion of the dividends from net investment income may be deemed a tax return of capital or net realized gain at fiscal year end.
[2]	Amounted to less than $0.01 per share outstanding.
[3]

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Where applicable, total investment returns exclude the effects of sales charges and include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.
[5]	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2010	77

Notes to Financial Statements

1. Organization and Significant Accounting Policies:

BlackRock Dividend AchieversTM Trust (“BDV”), BlackRock Enhanced Dividend AchieversTM Trust (“BDJ”), BlackRock Strategic Dividend AchieversTM Trust (“BDT”), BlackRock EcoSolutions Investment Trust (“BQR”), BlackRock Energy and Resources Trust (“BGR”), BlackRock Global Opportunities Equity Trust (“BOE”), BlackRock Health Sciences Trust (“BME”), BlackRock International Growth and Income Trust (“BGY”), BlackRock Real Asset Equity Trust (“BCF”) and BlackRock S&P Quality Rankings Global Equity Managed Trust (“BQY”) (collectively, the “Trusts”) are organized as Delaware statutory trusts. All Trusts, except BQR, BGR, BME, BGY and BCF, are registered as diversified, closed-end management investment companies under the Investment Company Act of 1940, as amended (the “1940 Act”). BQR, BGR, BME, BGY and BCF are registered as non-diversified, closed-end management investment companies under the 1940 Act. The Trusts’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require the use of management accruals and estimates. Actual results may differ from these estimates. The Trusts determine and make available for publication the net asset values of their shares on a daily basis.

BOE Reorganization: The Board of Trustees (the “Board”) and the shareholders of each of BlackRock Global Equity Income Trust (“BFD”), BlackRock World Investment Trust (“BWC”) (the “Target Trusts”) and BOE approved the reorganization of each Target Trust into BOE (the “Reorganizations”). The Reorganizations were tax-free events and were effective as of the opening for business of the New York Stock Exchange (“NYSE”) on July 27, 2009.

Target Trusts	Acquiring Trust

BFD	BOE
BWC	BOE

Under the agreement and plan of reorganization between each Target Trust and BOE, the shares of each Target Trust (“Target Trust Shares”) were exchanged for BOE shares. The conversion ratios for Target Trust Shares were as follows:

BFD/BOE	0.55125638
BWC/BOE	0.59681881

The net assets of BOE before and after the Reorganizations and BOE shares issued and Target Trust Shares redeemed in connection with the Reorganizations were as follows:

Acquiring Trust	Net Assets After the Reorganizations	Net Assets Prior to the Reorganizations	Shares Issued	Target Trusts Shares Redeemed

BOE	$1,256,641,195	$231,537,574	55,935,668	97,158,060

Included in the net assets acquired by BOE were the following components:

Target Trusts	Paid-In Capital	Distributions in Excess of Net Investment Income	Realized Loss	Net Unrealized Appreciation (Depreciation)	Net Assets

BFD	$707,107,343	$(46,391)	$(277,649,990)	$25,155,884	$454,566,846

BWC	$702,754,061	$(60,604)	$(105,511,570)	$(26,645,112)	$570,536,775

The following is a summary of significant accounting policies followed by the Trusts:

Valuation: The Trusts’ policy is to fair value their financial instruments at market value using independent dealers or pricing services selected under supervision of the Board. Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid price. If no bid price is available, the prior day’s price will be used unless it is determined that such prior day’s price no longer reflects the fair value of the security. Investments in open-end investment companies are valued at net asset value each business day. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value.

The Trusts value their investments in BlackRock Liquidity Series, LLC Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon their pro rata ownership in the net assets of the underlying fund. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments will follow the parameters of investments by a money market fund that is subject to Rule 2a-7 promulgated by the SEC under the 1940 Act. The Trusts may withdraw up to 25% of its investment daily, although the manager of the Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

Securities and other assets and liabilities denominated in foreign currencies are translated into US dollars using exchange rates determined as of the close of business on the NYSE. Foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of business on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Over-the-counter (“OTC”) options are valued by an independent pricing service using a mathematical model which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment or is not available, the investment will be valued by a method approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor and/or the sub-advisor seeks to determine the price that each Trust might reasonably expect to receive from the current sale of that

78	SEMI-ANNUAL REPORT	APRIL 30, 2010

Notes to Financial Statements (continued)

asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of business on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of business on the NYSE that may not be reflected in the computation of each Trust’s net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such instruments, those instruments may be Fair Value Assets and be valued at their fair value as determined in good faith by the Board or by the investment advisor using a pricing service and/or procedures approved by the Board. Each business day, the Trusts use a pricing service selected under the supervision of the Trusts’ Board to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and OTC options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of business on the NYSE, which follows the close of the local markets.

Foreign Currency Transactions: Each Trust’s books and records are maintained in US dollars. Foreign currency amounts are translated into US dollars as follows: (i) market value of investment securities, assets and liabilities at the current rate of exchange; and (ii) purchases and sales of investment securities, income and expenses at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the US dollar rises in value against foreign currency, each Trust’s investments denominated in that currency will lose value because its currency is worth fewer US dollars; the opposite effect occurs if the US dollar falls in relative value.

Each Trust reports foreign currency related transactions as components of realized gain (loss) for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that a Trust either delivers collateral or segregates assets in connection with certain investments (e.g., written options or foreign currency exchange contracts), each Trust will, consistent with SEC rules and/or certain interpretive letters issued by the SEC, segregate collateral or designate on its books and records cash or other liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party has requirements to deliver/deposit securities as collateral for certain investments.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when a Trust has determined the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income is recognized on the accrual basis.

Dividends and Distributions: Dividends from net investment income are declared and paid quarterly. Distributions of capital gains are recorded on the ex-dividend dates. If the total dividends and distributions made in any tax year exceeds net investment income and accumulated realized capital gains, a portion of the total distribution may be treated as a tax return of capital. The amount and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP.

Securities Lending: The Trusts may lend securities to financial institutions that provide cash as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Trusts and any additional required collateral is delivered to the Trusts on the next business day. Securities lending income, as disclosed in the Statements of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the securities lending agent. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Trusts could experience delays and costs in gaining access to the collateral. The Trusts also could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

Income Taxes: It is the Trusts’ policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income tax provisions are required.

The Trusts file US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Trusts’ US federal tax returns remains open for the year ended October 31, 2009 and the preceding three taxable years of the respective Trust, if applicable. The statute of limitations on the Trusts’ state and local tax returns may remain open for an additional year depending upon the jurisdiction. There are no uncertain tax positions that require recognition of a tax liability.

Recent Accounting Standard: In January 2010, Financial Accounting Standards Board issued amended guidance to improve disclosure about fair value measurements which will require additional disclosures about transfers into and out of Levels 1 and 2 and separate disclosures about purchases, sales, issuances and settlements in the reconciliation for fair value measurements using significant unobservable inputs (Level 3). It also clarifies existing disclosure requirements relating to the levels of disaggre-

SEMI-ANNUAL REPORT	APRIL 30, 2010	79

Notes to Financial Statements (continued)

gation for fair value measurement and inputs and valuation techniques used to measure fair value. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2009, and interim periods within those fiscal years, except for disclosures about purchases, sales, issuances and settlements in the rollforward of activity in Level 3 fair value measurements, which are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. The impact of this guidance on the Trusts’ financial statements and disclosures is currently being assessed.

Dividend Achievers Universe: BDV, BDJ and BDT have been granted a revocable license by Mergent®, Inc. (“Mergent”) to use the Dividend AchieversTM universe of common stocks. If Mergent revokes each Trust’s license to use the Dividend AchieversTM universe, the Board of that Trust may need to adopt a new investment strategy and/or new investment policies. There is no assurance that a Trust would pursue or achieve its investment objective during the period in which it implements these replacement investment policies or strategies. “Mergent” and ‘‘Dividend AchieversTM” are trademarks of Mergent and have been licensed for use by BDV, BDJ, and BDT. The products are not sponsored, endorsed, managed, sold or promoted by Mergent and Mergent makes no representation regarding the advisability of investing in any of these three Trusts. The Trusts are required to pay a quarterly licensing fee, which is shown in the Statements of Operations as licensing.

S&P Quality Rankings: BQY has been granted a license by Standard & Poor’s® (“S&P”) to use the S&P Quality Rankings and the S&P International Quality Rankings. If S&P terminates the license to use either the S&P Quality Rankings or the S&P International Quality Rankings, the Board may need to adopt a new investment strategy and/or new investment policies. There is no assurance that the Trust would pursue or achieve its investment objective during the period in which it implements these replacement investment policies or strategies. “Standard & Poor’s,” “S&P,” “Standard & Poor’s Earnings and Dividend Rankings,” “S&P Earnings and Dividend Rankings,” “Standard & Poor’s Quality Rankings,” “Standard & Poor’s International Quality Rankings,” “S&P International Quality Rankings” and “S&P Quality Rankings” are trademarks of S&P and have been licensed for use by the Trust. The Trust is not sponsored, endorsed, managed, sold or promoted by S&P and S&P makes no representation regarding the advisability of investing in the Trust. The Trust is required to pay a quarterly licensing fee, which is shown in the Statements of Operations as licensing.

Deferred Compensation and BlackRock Closed-End Share Equivalent Investment Plan: Under the deferred compensation plan approved by each Trust’s Board, non-interested Trustees (“Independent Trustees”) defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of other BlackRock Closed-End Funds selected by the Independent Trustees. This has approximately the same economic effect for the Independent Trustees as if the Independent Trustees had invested the deferred amounts directly in other certain BlackRock Closed-End Funds.

The deferred compensation plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Trust. Each Trust may, however, elect to invest in common shares of other BlackRock Closed-End Funds selected by the Independent Trustees in order to match its deferred compensation obligations. Investments to cover the Trusts’ deferred compensation liability are included in other assets on the Statements of Assets and Liabilities. Dividends and distributions from the BlackRock Closed-End Fund investments under the plan are included in income - affiliated in the Statements of Operations.

Other: Expenses directly related to a Trust are charged to that Trust. Other operating expenses shared by several funds are pro-rated among those funds on the basis of relative net assets or other appropriate methods.

2. Derivative Financial Instruments:

The Trusts may engage in various portfolio investment strategies both to increase the returns of the Trusts and to economically hedge, or protect, their exposure to certain risks such as equity risk and foreign currency exchange rate risk. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying instrument or if the counterparty does not perform under the contract. The Trusts may mitigate counterparty risk through master netting agreements included within an International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreement between a Trust and separately each of its counterparties. The ISDA Master Agreement allows each Trust to offset with its counterparty certain derivative financial instrument’s payables and/or receivables with collateral held with each separate counterparty. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts of up to $500,000. To the extent amounts due to the Trusts from their counterparties are not fully collateralized contractually or otherwise, the Trusts bear the risk of loss from counterparty non-performance. See Note 1 “Segregation and Collateralization” for information with respect to collateral practices. In addition, the Trusts manage counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

The Trusts’ maximum risk of loss from counterparty credit risk on OTC derivatives is generally the aggregate unrealized gain in excess of any collateral pledged by the counterparty to the Trusts. For OTC options purchased, the Trusts bear the risk of loss in the amount of the premiums paid and change in market value of the options should the counterparty not perform under the contracts. Options written by the Trusts do not give rise to counterparty credit risk, as options written obligate the Trusts to perform and not the counterparty. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event a Trust’s net assets decline by a stated percentage or a Trust fails to meet the terms of its ISDA Master Agreements, which would cause the Trust to accelerate payment of any net liability owed to the counterparty. Counterparty risk related to exchange-traded financial futures contracts and options is minimal because of the protection against defaults provided by the exchange on which they trade.

Foreign Currency Exchange Contracts: Certain Trusts may enter into foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments or to gain exposure to foreign currencies (foreign currency exchange rate risk). A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Foreign currency exchange contracts,

80	SEMI-ANNUAL REPORT	APRIL 30, 2010

Notes to Financial Statements (continued)

when used by a Trust, help to manage the overall exposure to the currency backing some of the investments held by a Trust. The contract is marked-to-market daily and the change in market value is recorded by a Trust as an unrealized gain or loss. When the contract is closed, a Trust records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of foreign currency exchange contracts involves the risk that counterparties may not meet the terms of the agreement or unfavorable movements in the value of a currency relative to the US dollar.

Options: The Trusts may purchase and write call and put options to increase or decrease their exposure to underlying instruments (equity risk) and/or, in the case of options written, to generate gains from options premiums. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying instrument at the exercise price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise price at any time or at a specified time during the option period. When a Trust purchases (writes) an option, an amount equal to the premium paid (received) by a Trust is reflected as an asset (liability). The amount of the asset (liability) is subsequently marked-to-market to reflect the current market value of the option purchased (written). When an instrument is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the instrument acquired or deducted from (or added to) the proceeds of the instrument sold. When an option expires (or a Trust enters into a closing transaction), a Trust realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium received or paid). When a Trust writes a call option, such option is “covered,” meaning that a Trust holds the underlying instrument subject to being called by the option counterparty, or cash in an amount sufficient to cover the obligation. When a Trust writes a put option, such option is covered by cash in an amount sufficient to cover the obligation.

In purchasing and writing options, a Trust bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Trusts may not be able to enter into a closing transaction due to an illiquid market. Exercise of a option written could result in a Trust purchasing or selling a security at a price different from the current market value. The Trusts may execute transactions in both listed and OTC options.

Derivatives Instruments Categorized by Risk Exposure:

Fair Value of Derivative Instruments as of April 30, 2010

Asset Derivatives

	Statements of Assets and Liabilities Location	BQR	BGR	BOE	BME	BGY	BQY

Foreign currency exchange contracts	Unrealized appreciation on foreign currency exchange contracts	$905	$32	$24,945	$1,956	$27,523	$56

Liabilities Derivatives

	Statements of Assets and Liabilities Location	BDV	BDJ	BDT	BQR	BGR	BOE	BME	BGY	BCF	BQY

Equity contracts	Options written at value	$2,732,589	$7,847,919	$2,575,887	$1,545,049	$9,826,559	$18,836,788	$1,240,560	$17,801,524	$8,896,148	$679,145

Foreign currency exchange contracts	Unrealized depreciation on foreign currency exchange contracts	—	—	—	229	—	54,593	513	81,394	72	—

Total		$2,732,589	$7,847,919	$2,575,887	$1,545,278	$9,826,559	$18,891,381	$1,241,073	$17,882,918	$8,896,220	$679,145

The Effect of Derivative Instruments on the Statements of Operations Period Ended April 30, 2010

Net Realized Gain (Loss) from

		BDV	BDJ	BDT	BQR	BGR	BOE	BME	BGY	BCF	BQY

Equity contracts:
Options		$3,690,684	$11,226,815	$2,724,120	$2,445,519	$15,902,150	$44,529,408	$3,509,058	$36,490,780	$14,128,094	$696,615

Foreign currency exchange contracts:
Foreign currency transactions		—	—	—	5,003	(99,113)	(160,575)	34,908	855,732	(6,599)	(10,964)

Total		$3,690,684	$11,226,815	$2,724,120	$2,450,522	$15,803,037	$44,368,833	$3,543,966	$37,346,512	$14,121,495	$685,651

Net Change in Unrealized Appreciation/Depreciation on

		BDV	BDJ	BDT	BQR	BGR	BOE	BME	BGY	BCF	BQY

Equity contracts:
Options		$(1,076,165)	$(2,822,397)	$(1,874,888)	$(455,760)	$(1,381,140)	$(9,403,646)	$(43,978)	$(8,317,705)	$(2,574,077)	$(193,348)

Foreign currency exchange contracts:
Foreign currency transactions		—	—	—	675	32	(29,648)	1,443	(53,871)	(72)	56

Total		$(1,076,165)	$(2,822,397)	$(1,874,888)	$(455,085)	$(1,381,108)	$(9,433,294)	$(42,535)	$(8,371,576)	$(2,574,149)	$(193,292)

SEMI-ANNUAL REPORT	APRIL 30, 2010	81

Notes to Financial Statements (continued)

For the six months ended April 30, 2010, the average quarterly balance of outstanding derivative financial instruments was as follows:

	BDV	BDJ	BDT	BQR	BGR	BOE	BME	BGY	BCF	BQY

Foreign currency transactions:
Average number of contracts - US dollars purchased	—	—	—	2	1	4	4	8	1	2
Average number of contracts - US dollars sold	—	—	—	2	1	5	2	10	1	—
Average US dollar amounts purchased	—	—	—	$495,013	$1,493	$13,447,110	$704,217	$14,507,597	$22,639	$10,355
Average US dollar amounts sold	—	—	—	$450,643	$6,597,129	$16,773,629	$370,607	$18,878,892	$92,505	—
Options:
Average number of contracts written	1,580,912	4,624,876	1,184,931	11,323,347	1,679,567	36,576,757	516,468	95,596,495	11,289,776	680,109
Average notional value of contracts written	$110,492,911	$328,736,227	$57,789,536	$55,888,366	$239,071,331	$697,766,485	$69,108,712	$690,001,226	$263,958,989	$23,894,392

3. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate of the Fund for 1940 Act purposes, but BAC and Barclays are not.

Each Trust entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Trusts’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of the each Trust’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Trusts. For such services, the Trusts pay the Manager a monthly fee at the following annual rates of the average weekly value of each Trust’s net assets: 0.65% for BDV, 1.00% for BDJ, 0.75% for BDT, 1.20% for BQR, 1.20% for BGR, 1.00% for BOE, 1.00% for BME, 1.00% for BGY, 1.20% for BCF and 0.75% for BQY. The Manager has voluntarily agreed to waive a portion of the investment advisory fees on BGR and BCF as a percentage of their average weekly net assets as follows: 0.20% for the first five years of the Trusts’ operations (2004 through 2009 for BGR and 2006 through 2011 for BCF), 0.15% in 2010 for BGR and in 2012 for BCF, 0.10% in 2011 for BGR and in 2013 for BCF and 0.05% in 2012 for BGR and in 2014 for BCF.

The Manager has entered into separate sub-advisory agreements with BlackRock Financial Management, Inc. for BDV, BDJ, BDT and BQY, State Street Research & Management Company for BGR, BlackRock Investment Management, LLC (“BIM”) and BlackRock Capital Management, Inc. for BGY and BCF, and BlackRock International Limited for BQR and BCF, each an affiliate of the Manager. The Manager pays each sub-advisor for services they provide, a monthly fee that is a percentage of the investment advisory fee paid by each Trust to the Manager.

The Trusts have received an exemptive order from the SEC permitting, among other things, to pay an affiliated securities lending agent a fee based on a share of the income derived from the securities lending activities and has retained BIM as the securities lending agent. BIM may, on behalf of the Trusts, invest cash collateral received by the Trusts for such loans, among other things, in a private investment company managed by the Manager or in registered money market funds advised by the Manager or its affiliates. The market value of securities on loan and the value of the related collateral are shown on the Statements of Assets and Liabilities as securities loaned and collateral at value — securities loaned, respectively. The cash collateral invested by BIM is disclosed in the Schedules of Investments. The share of income earned by the Trusts on such investments is shown as securities lending — affiliated in the Statements of Operations. For the six months ended April 30, 2010, BIM received $14,518 in securities lending agent fees related to securities lending activities for the Trusts.

Certain officers and/or trustees of the Trusts are officers and/or trustees of BlackRock, Inc. or its affiliates. The Trusts reimburse the Manager for compensation paid to the Trusts’ Chief Compliance Officer.

4. Investments:

Purchases and sales of investment securities, excluding short-term securities for the period ended April 30, 2010, were as follows:

	Purchases	Sales

BDV	$340,460,412	$342,749,642
BDJ	$684,504,015	$687,547,162
BDT	$72,338,066	$73,368,382
BQR	$68,956,820	$73,322,598
BGR	$443,408,023	$415,543,045
BOE	$2,001,180,653	$2,048,935,457
BME	$267,330,512	$262,744,625
BGY	$1,606,812,085	$1,602,054,600
BCF	$322,835,702	$315,663,111
BQY	$23,696,391	$24,336,081

Transactions in options written for the period ended April 30, 2010, were as follows:

	Calls

	Contracts	Premiums Received

BDV
Options outstanding at beginning of period	980,495	$2,834,966
Options written	5,007,911	9,056,243
Options expired	(1,544,669)	(3,130,038)
Options closed	(600,586)	(2,240,383)
Options exercised	(1,912,570)	(3,901,548)

Options outstanding at end of period	1,930,581	$2,619,240

82	SEMI-ANNUAL REPORT	APRIL 30, 2010

Notes to Financial Statements (continued)

	Calls		Puts

	Contracts	Premiums Received	Contracts	Premiums Received

BDJ
Options outstanding at beginning of period	3,073,157	$8,463,610
Options written	14,927,396	25,966,355
Options expired	(4,744,128)	(9,576,416)
Options closed	(1,668,014)	(4,877,133)
Options exercised	(5,975,856)	(12,341,247)

Options outstanding at end of period	5,612,555	$7,635,169

BDT
Options outstanding at beginning of period	1,022,895	$1,745,202
Options written	3,762,315	5,301,867
Options expired	(1,339,140)	(1,706,554)
Options closed	(691,191)	(1,609,548)
Options exercised	(1,520,046)	(2,129,464)

Options outstanding at end of period	1,234,833	$1,601,503

BQR
Options outstanding at beginning of period	10,345,421	$1,871,244
Options written	38,975,722	6,676,263
Options expired	(16,310,790)	(2,981,018)
Options closed	(15,264,066)	(1,356,163)
Options exercised	(6,512,017)	(2,531,452)

Options outstanding at end of period	11,234,270	$1,678,874

BGR
Options outstanding at beginning of period	3,663,582	$11,556,677	182,350	$336,126
Options written	5,985,358	31,072,024	—	—
Options expired	(2,095,281)	(11,771,121)	(182,350)	(336,126)
Options closed	(1,306,260)	(6,954,202)	—	—
Options exercised	(4,098,695)	(15,512,068)	—	—

Options outstanding at end of period	2,148,704	$8,391,310	—	—

BOE
Options outstanding at beginning of period	46,910,987	$30,037,519	183,933	$352,704
Options written	161,741,085	91,051,451	160,372	1,205,382
Options expired	(75,916,458)	(37,346,591)	(128,205)	(581,868)
Options closed	(49,321,697)	(28,297,534)	(41,113)	(570,291)
Options exercised	(51,131,710)	(35,552,045)	(174,157)	(299,664)

Options outstanding at end of period	32,282,207	$19,892,800	830	$106,263

BME
Options outstanding at beginning of period	728,973	$2,351,438	730	$82,955
Options written	1,966,215	6,433,036	3,203	351,762
Options expired	(792,074)	(2,333,445)	(2,353)	(262,276)
Options closed	(780,684)	(2,192,135)	(1,295)	(110,904)
Options exercised	(699,954)	(2,714,427)	(15)	(1,110)

Options outstanding at end of period	422,476	$1,544,467	270	$60,427

	Calls		Puts

	Contracts	Premiums Received	Contracts	Premiums Received

BGY
Options outstanding at beginning of period	64,862,070	$25,657,264	1,250	$89,435
Options written	317,410,354	82,192,018	1,673,629	3,456,145
Options expired	(119,315,295)	(35,993,088)	(1,376,045)	(1,793,479)
Options closed	(89,708,690)	(22,443,480)	(137,687)	(859,060)
Options exercised	(74,293,328)	(29,552,790)	(160,417)	(799,581)

Options outstanding at end of period	98,955,111	$19,859,924	730	$93,460

BCF
Options outstanding at beginning of period	10,919,345	$10,544,926	675	$111,522
Options written	36,714,004	35,953,587	87,097	553,293
Options expired	(19,821,336)	(15,492,218)	(85,865)	(436,622)
Options closed	(6,684,819)	(11,298,977)	(1,347)	(125,394)
Options exercised	(10,082,512)	(10,419,219)	(420)	(74,239)

Options outstanding at end of period	11,044,682	$9,288,099	140	$28,560

BQY
Options outstanding at beginning of period	512,889	$465,726
Options written	1,954,864	1,713,530
Options expired	(867,416)	(618,140)
Options closed	(223,219)	(319,537)
Options exercised	(501,071)	(565,533)

Options outstanding at end of period	876,047	$676,046

As of April 30, 2010, the value of portfolio securities subject to covered call options written were as follows:

Value

BDV	$113,713,762
BDJ	$328,712,595
BDT	$59,771,994
BQR	$52,402,851
BGR	$235,818,022
BOE	$664,223,591
BME	$63,505,312
BGY	$668,908,448
BCF	$249,827,545
BQY	$30,391,184

SEMI-ANNUAL REPORT	APRIL 30, 2010	83

Notes to Financial Statements (continued)

5. Capital Loss Carryforwards:

As of October 31, 2009, the Trusts had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates:

Expires October 31,	BDV	BDJ	BDT	BQR	BOE	BGY	BCF

2015	—	—	—	—	$67,573,002	—	—
2016	$52,785,280	$29,702,025	$9,636,519	—	188,242,686	—	—
2017	121,777,683	196,333,943	51,139,976	$21,140,114	51,563,300	$525,935,486	$35,164,443

Total	$174,562,963	$226,035,968	$60,776,495	$21,140,114	$307,378,988	$525,935,486	$35,164,443

6. Concentration, Market and Credit Risk:

BOE and BQY invest a substantial amount of their assets in issuers located in a single country or a limited number of countries. When such Trusts concentrate their investments in this manner, they assume the risk that economic, political and social conditions in those countries may have a significant impact on their investment performance.

In the normal course of business, the Trusts invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (credit risk). The value of securities held by the Trusts may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Trusts; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Trusts may be exposed to counterparty risk, or the risk that an entity with which the Trusts have unsettled or open transactions may default. Financial assets, which potentially expose the Trusts to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Trusts’ exposure to credit and counterparty risks with respect to these financial assets is generally approximated by their value recorded in the Trusts’ Statement of Assets and Liabilities, less any collateral held by the Trusts.

The Trusts listed below invest a significant portion of their assets in securities in the following sectors:

Consumer Staples	BDV, BDJ
Financials	BDT, BOE, BGY, BQY
Utilities	BQR
Materials	BQR, BCF
Industrials	BQR
Energy	BGR, BCF
Health Care	BME

Changes in economic conditions affecting these sectors would have a greater impact on these Trusts, and could affect the value, income and/or liquidity of positions in such securities.

As of April 30, 2010, the Trusts listed below had the following industry classifications:

Industry	BOE	BGY	BQY

Commercial Banks	11%	13%	14%
Oil, Gas & Consumable Fuels	10	9	13
Insurance	3	5	4
Pharmaceuticals	3	3	7
Metals & Mining	3	6	1
Diversified Telecommunication	2	5	5
Other*	68	59	56

* All other industries held were each less than 5% of long-term investments.

7. Capital Share Transactions:

There are an unlimited number of $0.001 par value common shares of beneficial interest authorized for each Trust. At April 30, 2010, the shares owned by an affiliate of the Manager of the Trusts were as follows:

Common Shares Owned

BDV	8,028
BDJ	8,028
BDT	8,028
BQR	6,964
BGR	4,817
BOE	12,927
BME	4,817
BGY	6,178
BCF	8,028
BQY	8,028

Shares issued and outstanding during the period ended April 30, 2010 and the year ended October 31, 2009 increased by the following amounts as a result of dividend reinvestments:

	Period Ended April 30, 2010	Year Ended October 31, 2009

BDJ	424,569	550,993
BQR	81,539	267,360
BOE	240,467	—
BGY	1,448,717	1,637,894

Shares issued and outstanding remained constant for BDV, BDT, BGR, BME, BCF and BQY for the period ended April 30, 2010 and the year ended October 31, 2009.

84	SEMI-ANNUAL REPORT	APRIL 30, 2010

Notes to Financial Statements (concluded)

For the year ended October 31, 2009, shares issued and outstanding for BOE increased 55,935,668 as a result of a reorganization as discussed in Note 1 “BOE Reorganization”.

8. Subsequent Events:

Management’s evaluation of the impact of all subsequent events on the Trusts’ financial statements was completed through the date the financial statements were issued and the following items were noted:

Subsequent to April 30, 2010, the Board declared distributions per common share as follows:

	Ex-Date	Record Date	Payable Date	Distribution per Common Share

BDV	6/11/10	6/15/10	6/30/10	$0.162500
BDJ	6/11/10	6/15/10	6/30/10	$0.245000
BDT	6/11/10	6/15/10	6/30/10	$0.162500
BQR	6/11/10	6/15/10	6/30/10	$0.300000
BGR	6/11/10	6/15/10	6/30/10	$0.405000
BOE	5/12/10	5/14/10	5/28/10	$0.568750
BME	6/11/10	6/15/10	6/30/10	$0.384375
BGY	6/11/10	6/15/10	6/30/10	$0.340000
BCF	6/11/10	6/15/10	6/30/10	$0.271800
BQY	5/12/10	5/14/10	5/28/10	$0.187500

SEMI-ANNUAL REPORT	APRIL 30, 2010	85

Officers and Trustees

Richard E. Cavanagh, Chairman of the Board and Trustee
Karen P. Robards, Vice Chair of the Board,
Chair of the Audit Committee and Trustee
Richard S. Davis, Trustee
Frank J. Fabozzi, Trustee and Member of the Audit Committee
Kathleen F. Feldstein, Trustee
James T. Flynn, Trustee and Member of the Audit Committee
Henry Gabbay, Trustee
Jerrold B. Harris, Trustee
R. Glenn Hubbard, Trustee
W. Carl Kester, Trustee and Member of the Audit Committee
Anne Ackerley, President and Chief Executive Officer
Brendan Kyne, Vice President
Neal J. Andrews, Chief Financial Officer
Jay M. Fife, Treasurer
Brian P. Kindelan, Chief Compliance Officer of the Trusts
Howard Surloff, Secretary

Investment Advisor
BlackRock Advisors, LLC
Wilmington, DE 19809

Sub-Advisors
BlackRock Financial
Management, Inc.[1]
New York, NY 10022

State Street Research &
Management Co.[2]
One Financial Center
Boston, MA 02111

BlackRock Capital
Management, Inc.[3]
Wilmington, DE 19809

BlackRock Investment
Management, LLC[4]
Plainsboro, NJ 08536

BlackRock International Ltd.[4]
Edinburgh, EH3 8JB
United Kingdom

Accounting Agent
The Bank of New York Mellon
Brooklyn, NY 11217

Custodian
The Bank of New York Mellon
New York, NY 10286

Transfer Agent
BNY Mellon Shareowner Services
Jersey City, NJ 07310

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
New York, NY 10281

Legal Counsel
Skadden, Arps, Slate, Meagher & Flom LLP
New York, NY 10036

Address of the Trusts
100 Bellevue Parkway
Wilmington, DE 19809

[1]	For BDV, BDJ, BDT and BQY.
[2]	For BGR.
[3]	For BGY and BCF.
[4]	For BQR and BCF.

Effective January 1, 2010, Kent Dixon, a Trustee of the Trusts, retired.

Effective March 31, 2010, G. Nicholas Beckwith, III, a Trustee of the Trusts, resigned.

The Trusts’ Board of Trustees extends its best wishes to both Mr. Dixon and Mr. Beckwith.

BDV, BDJ, BDT and BQY are managed by a team of investment professionals. Effective February 16, 2010, Robert Shearer, Kathleen Anderson and Kyle G. McClements are the Trusts’ co-portfolio managers responsible for the day-to-day management of each Trust’s portfolio and the selection of their investments. Mr. McClements has been a member of the Trusts’ management team since 2005.

Robert Shearer is Managing Director of BlackRock, Inc. since 2006.

Kathleen Anderson is Managing Director of BlackRock, Inc. since 2008 and Director thereof 2006 to 2007.

Kyle G. McClements is Managing Director of BlackRock, Inc. since 2010, Director thereof from 2006 to 2009 and Vice President thereof from 2005 to 2006.

86	SEMI-ANNUAL REPORT	APRIL 30, 2010

Additional Information

Section 19(a) Notices

These reported amounts and sources of distributions are estimates and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Trust’s investment experience during the year and may be subject to changes based on the tax regulations. Each Trust will provide a Form 1099-DIV each calendar year that will explain the character of these dividends and distributions for federal income tax purposes.

April 30, 2010

	Total Cumulative Distributions for the Fiscal Year to Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year to Date
	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Common Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Common Share
BDV*	$0.10334	$—	$0.22166	$0.32500	32%	0%	68%	100%
BDJ*	$0.08001	$—	$0.40999	$0.49000	16%	0%	84%	100%
BDT*	$0.13127	$—	$0.19373	$0.32500	40%	0%	60%	100%
BQR*	$0.01265	$—	$0.58735	$0.60000	2%	0%	98%	100%
BGR	$0.11535	$0.69465	$—	$0.81000	14%	86%	0%	100%
BOE*	$0.08592	$—	$1.05158	$1.13750	8%	0%	92%	100%
BME	$0.03190	$0.73685	$—	$0.76875	4%	96%	0%	100%
BGY*	$0.02084	$—	$0.88936	$0.91020	2%	0%	98%	100%
BCF*	$0.00903	$—	$0.53457	$0.54360	2%	0%	98%	100%
BQY	$0.12676	$0.24824	$—	$0.37500	34%	66%	0%	100%

*

The Trust estimates that it has distributed more than the amount of earned income and net realized gains;therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in a Trust is returned to the shareholder. A return of capital does not necessarily reflect a Trust’s investment performance and should not be confused with ‘yield’ or ‘income.’

General Information

The Trusts do not make available copies of their Statements of Additional Information because the Trusts’ shares are not continuously offered, which means that the Statement of Additional Information of each Trust has not been updated after completion of the respective Trust’s offerings and the information contained in each Trust’s Statement of Additional Information may have become outdated.

BDV’s, BDJ’s, BDT’s and BQY’s Boards each approved a change to the investment strategy employed by each Trust. The Trusts have previously utilized a quantitative, index-based investment style in selecting equity investments. Pursuant to the new investment strategy, effective February 16, 2010, the Trusts will now utilize an investment style based on a fundamental analysis of individual securities that is not index-based. As a result, under the Trusts’ new investment strategy, the Trusts are particularly dependent on the analytical abilities of BlackRock. There have been no changes to the Trusts’ investment objectives, guidelines and/or policies apart from the method used to implement their investment strategies. Each Trust will continue to emphasize dividend-paying and/or quality equities, as described in its prospectus, and will continue to utilize an option-writing strategy to enhance current gains.

Other than the revisions to BDV’s, BDJ’s, BDT’s and BQY’s investment strategy discussed above, during the period there were no material changes in the Trusts’ investment objectives or policies or to the Trusts’ charters or by-laws that were not approved by the shareholders or in the principal risk factors associated with investment in the Trusts. Other than as disclosed on page 88, there have been no changes in the persons who are primarily responsible for the day-to-day management of the Trusts’ portfolios.

Electronic Delivery

Electronic copies of most financial reports are available on the Trusts’ websites or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Trusts’ electronic delivery program.

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor to enroll. Please note that not all investment advisors, banks or brokerages may offer this service.

SEMI-ANNUAL REPORT	APRIL 30, 2010	87

Additional Information (concluded)

General Information (concluded)

Householding

The Trusts will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Trusts at (800) 441-7762.

Quarterly performance, semi-annual and annual reports and other information regarding each Trust may be found on BlackRock’s website, which can be accessed at http://www.blackrock.com. This reference to BlackRock’s website is intended to allow investors public access to information regarding each Trust and does not, and is not intended to, incorporate BlackRock’s website into this report.

Availability of Quarterly Schedule of Investments

Each Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. Each Trust’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. Each Trust’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trusts use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 441-7762; (2) at www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how each Trust voted proxies relating to securities held in each Trust’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

88	SEMI-ANNUAL REPORT	APRIL 30, 2010

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This report is transmitted to shareholders only. It is not a prospectus. Past performance results shown in this report should not be considered a representation of future performance. Statements and other information herein are as dated and are subject to change.

#CEF-SAR-BK10-0410

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable to this semi-annual report

Item 6 –	Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable to this semi-annual report

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable to this semi-annual report

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –

Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations that include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

11(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

12(a)(1) –	Code of Ethics – Not Applicable to this semi-annual report

12(a)(2) –	Certifications – Attached hereto

12(a)(3) –	Not Applicable

12(b) –	Certifications – Attached hereto

12(c) –	Notices to the registrant’s common shareholders in accordance with 1940 Act Section 19(a) and Rule 19a-1[1]

[1] The Fund has received exemptive relief from the Securities and Exchange Commission permitting it to make periodic distributions of long-term capital gains with respect to its outstanding common stock as frequently as twelve times each year, and as frequently as distributions are specified by or in accordance with the terms of its outstanding preferred stock. This relief is conditioned, in part, on an undertaking by the Fund to make the disclosures to the holders of the Fund’s common shares, in addition to the information required by Section 19(a) of the 1940 Act and Rule 19a-1 thereunder. The Fund is likewise obligated to file with the SEC the information contained in any such notice to shareholders and, in that regard, has attached hereto copies of each such notice made during the period.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Enhanced Dividend AchieversTM Trust

By:	/s/ Anne F. Ackerley

Anne F. Ackerley
Chief Executive Officer of
BlackRock Enhanced Dividend AchieversTM Trust

Date: June 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Anne F. Ackerley

Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Enhanced Dividend AchieversTM Trust

Date: June 28, 2010

By:	/s/ Neal J. Andrews

Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Enhanced Dividend AchieversTM Trust

Date: June 28, 2010